                               [NATIONWIDE LOGO]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-9



                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2001



                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220




                            [JOSEPH J GASPER IMAGE]




                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account-9.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.



                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                August 14, 2001

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.


THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 52. This summary also includes certain performance measures for each fund series for the periods indicated.


STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 32, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                  JUNE 30, 2001
                                   (UNAUDITED)

Assets:
Investments at fair value:

American Century Variable Portfolios, Inc -
American Century VP Income & Growth (ACVPIncGr)
      35,949,487 shares (cost $261,580,492) ...............................................         243,737,521

American Century Variable Portfolios, Inc  - American Century VP International (ACVPInt)
      37,515,679 shares (cost $287,707,402) ...............................................         278,741,494

American Century Variable Portfolios, Inc  - American Century VP Value (ACVPValue)
      28,812,455 shares (cost $188,414,856) ...............................................         203,704,057

Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
      982,028 shares (cost $11,986,376) ...................................................          10,753,206

Credit Suisse Warburg Pincus Trust - International Equity Portfolio (CSWPIntEq)
      2,372,427 shares (cost $21,354,227) .................................................          21,399,296

Credit Suisse Warburg Pincus Trust - Value Portfolio (CSWVP)
      1,762,204 shares (cost $21,206,002) .................................................          23,102,490

Dreyfus Investment Portfolios - European Equity Portfolio (DryEuroEq)
      1,531,429 shares (cost $19,425,001) .................................................          18,239,323

Dreyfus Stock Index Fund (DryStkIx)
      39,784,701 shares (cost $1,376,923,683) .............................................       1,253,218,080

Dreyfus Variable Investment Fund - Appreciation Portfolio (DryAp)
      4,902,707 shares (cost $186,027,893) ................................................         178,801,720

Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd)
      11,793,826 shares (cost $124,545,365) ...............................................         127,609,194

Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
      25,586,823 shares (cost $621,500,578) ...............................................         605,128,367

Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
      26,672,166 shares (cost $1,250,640,475) .............................................         980,468,808

Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
      26,069,942 shares (cost $223,422,193) ...............................................         175,190,010

Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
      9,242,136 shares (cost $146,178,424) ................................................         143,715,213

Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
      27,416,719 shares (cost $671,528,952) ...............................................         564,784,421

Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
      9,706,858 shares (cost $207,733,272) ................................................         156,377,484

Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      16,587,970 shares (cost $488,548,833) ...............................................         377,873,958

Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
      37,194,272 shares (cost $296,000,782) ...............................................         179,276,391

Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
      10,857,038 shares (cost $289,716,774) ...............................................         279,460,165

Nationwide(R) Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
      14,721,863 shares (cost $300,389,690) ...............................................         170,037,520

Dreyfus NSAT - Mid Cap Index Fund (NSATMidCapIx)
      9,284,945 shares (cost $126,818,708) ................................................         126,275,251

Federated NSAT - Equity Income Fund (NSATEqInc)
      4,372,341 shares (cost $55,502,896) .................................................          47,527,348

Federated NSAT - High Income Bond Fund (NSATHIncBd)
      9,533,507 shares (cost $85,019,357) .................................................          73,121,997

Gartmore NSAT - Emerging Markets Fund (NSATEmMkt)
      442,916 shares (cost $3,409,709) ....................................................           3,375,022

Gartmore NSAT - Global Technology & Communications Fund (NSATGlobTC)
      1,651,320 shares (cost $8,366,141) ..................................................           8,603,376

Gartmore NSAT - International Growth Fund (NSATIntGr)
      436,947 shares (cost $3,009,098) ....................................................           3,023,676

Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
      39,823,945 shares (cost $451,499,141) ...............................................         455,187,693

J.P. Morgan NSAT - Balanced Fund (NSATBal)
      12,563,546 shares (cost $130,107,725) ...............................................         121,992,031

MAS NSAT - Multi Sector Bond Fund (NSATMSecBd)
      11,804,835 shares (cost $110,738,553) ...............................................         107,187,906

Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
      868,322,927 shares (cost $868,322,927) ..............................................         868,322,927

Nationwide(R) Separate Account Trust - Nationwide(R) Global 50 Fund (NSATGlob50)
      4,024,086 shares (cost $40,859,579) .................................................          39,717,727

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Growth Fund (NSATSmCapG)
      5,733,079 shares (cost $97,133,120) .................................................          88,404,081

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Value Fund (NSATSmCapV)
      25,546,438 shares (cost $271,125,303) ...............................................         291,229,395

Nationwide(R) Separate Account Trust - Nationwide(R) Small Company Fund (NSATSmCo)
      13,358,348 shares (cost $264,285,063) ...............................................         263,293,045

Nationwide(R) Separate Account Trust - Nationwide(R) Strategic Value Fund (NSATStrVal)
      2,181,807 shares (cost $21,609,024) .................................................          21,730,801

Strong NSAT - Mid Cap Growth Fund (NSATStMidCP)
      11,255,511 shares (cost $209,542,832) ...............................................         161,404,032

Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
      50,849,397 shares (cost $801,483,944) ...............................................         543,071,562


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

Turner NSAT - Growth Focus Fund (NSATGrFoc)
      1,287,740 shares (cost $5,960,368) ..................................................           5,601,669

Neuberger Berman Advisers Management Trust - Guardian Portfolio (NBAMTGuard)
      7,071,605 shares (cost $110,205,966) ................................................         106,781,235

Neuberger Berman Advisers Management Trust -
Mid-Cap Growth Portfolio (NBAMTMCGr)
      14,460,415 shares (cost $336,145,729) ...............................................         281,544,287

Neuberger Berman Advisers Management Trust - Partners Portfolio (NBAMTPart)
      7,780,876 shares (cost $129,408,019) ................................................         120,136,731

Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      7,408,998 shares (cost $368,206,225) ................................................         320,439,155

Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      12,361,205 shares (cost $568,412,419) ...............................................         491,975,969

Oppenheimer Global Securities Fund/VA (OppGlSec)
      4,974,274 shares (cost $120,450,351) ................................................         118,337,978

Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
      18,673,793 shares (cost $417,334,524) ...............................................         371,235,011

Strong Opportunity Fund II, Inc  (StOpp2)
      4,449,838 shares (cost $110,424,300) ................................................         106,573,620

The Dreyfus Socially Responsible Growth Fund, Inc  (DrySRGro)
      8,622,120 shares (cost $310,064,778) ................................................         255,214,754

The Universal Institutional Funds, Inc  - Emerging Markets Debt Portfolio (UIFEmMkt)
      3,117,882 shares (cost $22,322,699) .................................................          22,573,464

The Universal Institutional Funds, Inc  - Mid Cap Growth Portfolio (UIFMidCapG)
      1,090,846 shares (cost $11,497,494) .................................................          11,148,450

The Universal Institutional Funds, Inc  - U S  Real Estate Portfolio (UIFUSRE)
      7,321,320 shares (cost $84,449,094) .................................................          91,077,221

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund (VEWrldEMkt)
      4,466,157 shares (cost $37,449,187) .................................................          36,756,470

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (VEWrldHAs)
      1,187,552 shares (cost $14,374,961) .................................................          13,692,477

Victory Variable Insurance Funds - Diversified Stock Fund Class A Shares (VVIFDStk)
      1,727,881 shares (cost $17,202,757) .................................................          17,676,221

Victory Variable Insurance Funds -
Investment Quality Bond Fund Class A Shares (VVIFInvQBd)
      220,211 shares (cost $2,195,828) ....................................................           2,252,759

Victory Variable Insurance Funds -
Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)
      228,431 shares (cost $2,355,647) ....................................................           2,734,320

W & R Target Funds, Inc  - Asset Strategy Portfolio (WRAsStrat)
      4,107,929 shares (cost $27,032,924) .................................................          26,526,127

W & R Target Funds, Inc  - Balanced Portfolio (WRBal)
      3,667,285 shares (cost $26,074,602) .................................................          25,911,199

W & R Target Funds, Inc  - Bond Portfolio (WRBond)
      4,790,752 shares (cost $25,686,445) .................................................          25,748,856

W & R Target Funds, Inc  - Core Equity Portfolio (WRCoreEq)
      9,503,536 shares (cost $104,853,273) ................................................         102,961,304

W & R Target Funds, Inc  - Growth Portfolio (WRGrowth)
      11,071,975 shares (cost $98,656,851) ................................................          98,280,388

W & R Target Funds, Inc  - High Income Portfolio (WRHIP)
      4,262,957 shares (cost $15,236,021) .................................................          15,125,823

W & R Target Funds, Inc  - International Portfolio (WRInt)
      2,151,485 shares (cost $15,218,227) .................................................          14,642,144

W & R Target Funds, Inc  - Limited-Term Bond Portfolio (WRLBP)
      326,748 shares (cost $1,753,059) ....................................................           1,770,614

W & R Target Funds, Inc  - Money Market Portfolio (WRMMP)
      19,804,936 shares (cost $19,804,936) ................................................          19,804,936

W & R Target Funds, Inc  - Science & Technology Portfolio (WRSciTech)
      2,218,168 shares (cost $27,644,903) .................................................          27,507,718

W & R Target Funds, Inc  - Small Cap Portfolio (WRSmCap)
      3,999,332 shares (cost $31,326,634) .................................................          33,556,392

W & R Target Funds, Inc  - Value Portfolio (WRVP)
      861,717 shares (cost $4,295,696) ....................................................           4,287,044
                                                                                                ---------------
Total investments .........................................................................      11,986,960,924

Accounts receivable .......................................................................            -
                                                                                                ===============
Total assets ..............................................................................      11,986,960,924

ACCOUNTS PAYABLE ..........................................................................           1,679,524
                                                                                                ---------------
CONTRACT OWNERS' EQUITY (NOTE 4)...........................................................     $11,985,281,400
                                                                                                ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                          Total           ACVPIncGr          ACVPInt         ACVPValue
Investment activity:
Reinvested dividends ............................   $   110,469,894       1,990,609            224,680       1,391,279
Mortality and expense risk charges (note 2) .....       (62,968,288)     (1,302,756)        (1,599,630)       (816,063)
                                                    ---------------     -----------     --------------     -----------
     Net investment activity ....................        47,501,606         687,853         (1,374,950)        575,216
                                                    ---------------     -----------     --------------     -----------

Proceeds from mutual funds shares sold ..........     9,230,629,113      30,739,371      1,207,672,323      32,260,039
Cost of mutual fund shares sold .................    (9,961,710,740)    (27,631,292)    (1,277,577,656)    (27,099,109)
                                                    ---------------     -----------     --------------     -----------
     Realized gain (loss) on investments ........      (731,081,627)      3,108,079        (69,905,333)      5,160,930
Change in unrealized gain (loss)
     on investments .............................      (491,758,166)    (14,639,758)       (14,811,879)      4,274,943
                                                    ---------------     -----------     --------------     -----------
     Net gain (loss) on investments .............    (1,222,839,793)    (11,531,679)       (84,717,212)      9,435,873
                                                    ---------------     -----------     --------------     -----------
Reinvested capital gains ........................       254,897,495              --         24,807,708              --
                                                    ---------------     -----------     --------------     -----------
     Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  (920,440,692)    (10,843,826)       (61,284,454)     10,011,089
                                                    ===============     ===========     ==============     ===========

                                                       CSWPGPV        CSWPIntEq         CSWVP         DryEuroEq
Investment activity:
Reinvested dividends ............................            --               --             --          21,895
Mortality and expense risk charges (note 2) .....       (61,575)        (114,367)      (114,233)       (119,431)
                                                    -----------     ------------     ----------     -----------
     Net investment activity ....................       (61,575)        (114,367)      (114,233)        (97,536)
                                                    -----------     ------------     ----------     -----------

Proceeds from mutual funds shares sold ..........    10,814,253      156,133,404      1,339,160      56,902,784
Cost of mutual fund shares sold .................   (18,244,122)    (161,703,392)    (1,369,603)    (59,481,207)
                                                    -----------     ------------     ----------     -----------
     Realized gain (loss) on investments ........    (7,429,869)      (5,569,988)       (30,443)     (2,578,423)
Change in unrealized gain (loss)
     on investments .............................     4,706,809        2,762,676        695,304      (1,581,999)
                                                    -----------     ------------     ----------     -----------
     Net gain (loss) on investments .............    (2,723,060)      (2,807,312)       664,861      (4,160,422)
                                                    -----------     ------------     ----------     -----------
Reinvested capital gains ........................            --               --             --              --
                                                    -----------     ------------     ----------     -----------
     Net increase (decrease) in contract owners'
         equity resulting from operations .......    (2,784,635)      (2,921,679)       550,628      (4,257,958)
                                                    ===========     ============     ==========     ===========



                                                      DryStkIx          DryAp        FedQualBd       FidVIPEIS        FidVIPGrS
Investment activity:
     Reinvested dividends                           $  6,348,137          23,238      2,279,338       8,279,793               --
     Mortality and expense risk charges (note 2)      (6,633,782)       (934,590)      (573,218)     (3,000,467)      (5,484,618)
                                                    ------------     -----------     ----------     -----------     ------------
         Net investment activity                        (285,645)       (911,352)     1,706,120       5,279,326       (5,484,618)
                                                    ------------     -----------     ----------     -----------     ------------

     Proceeds from mutual funds shares sold           44,595,186       8,467,256      9,412,240      20,772,850       76,900,131
     Cost of mutual fund shares sold                 (41,969,637)     (7,068,808)    (8,557,640)    (22,599,188)     (87,686,944)
                                                    ------------     -----------     ----------     -----------     ------------
         Realized gain (loss) on investments           2,625,549       1,398,448        854,600      (1,826,338)     (10,786,813)
     Change in unrealized gain (loss)
         on investments                              (99,148,991)    (13,000,834)      (528,163)    (36,483,500)    (161,421,812)
                                                    ------------     -----------     ----------     -----------     ------------
         Net gain (loss) on investments              (96,523,442)    (11,602,386)       326,437     (38,309,838)    (172,208,625)
                                                    ------------     -----------     ----------     -----------     ------------
     Reinvested capital gains                            223,983              --        234,904      24,425,390       68,833,430
                                                    ------------     -----------     ----------     -----------     ------------
     Net increase (decrease) in contract owners'
         equity resulting from operations           $(96,585,104)    (12,513,738)     2,267,461      (8,605,122)    (108,859,813)
                                                    ============     ===========     ==========     ===========     ============

                                                     FidVIPHIS         FidVIPOvS       FidVIPConS
Investment activity:
     Reinvested dividends                             23,195,147        6,496,383       3,913,669
     Mortality and expense risk charges (note 2)      (1,038,626)        (730,088)     (3,109,759)
                                                    ------------     ------------     -----------
         Net investment activity                      22,156,521        5,766,295         803,910
                                                    ------------     ------------     -----------

     Proceeds from mutual funds shares sold           77,374,658      798,051,636      14,338,813
     Cost of mutual fund shares sold                (112,705,521)    (825,195,784)    (15,013,137)
                                                    ------------     ------------     -----------
         Realized gain (loss) on investments         (35,330,863)     (27,144,148)       (674,324)
     Change in unrealized gain (loss)
         on investments                               (2,076,036)      (1,938,093)    (81,003,675)
                                                    ------------     ------------     -----------
         Net gain (loss) on investments              (37,406,899)     (29,082,241)    (81,677,999)
                                                    ------------     ------------     -----------
     Reinvested capital gains                                 --       10,380,090      15,654,677
                                                    ------------     ------------     -----------
     Net increase (decrease) in contract owners'
         equity resulting from operations            (15,250,378)     (12,935,856)    (65,219,412)
                                                    ============     ============     ===========

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                         FidVIPGrOpS       JanCapAp       JanGlobTech       JanInGro
INVESTMENT ACTIVITY:
     Reinvested dividends                               $    398,681       2,448,705        1,106,027        1,462,065
     Mortality and expense risk charges (note 2)            (848,397)     (2,337,724)      (1,216,103)      (1,738,763)
                                                        ------------     -----------     ------------     ------------
         Net investment activity                            (449,716)        110,981         (110,076)        (276,698)
                                                        ------------     -----------     ------------     ------------

     Proceeds from mutual funds shares sold               17,175,338      52,623,621       55,657,133      461,237,646
     Cost of mutual fund shares sold                     (20,782,188)    (77,224,608)    (112,597,842)    (521,279,720)
                                                        ------------     -----------     ------------     ------------
         Realized gain (loss) on investments              (3,606,850)    (24,600,987)     (56,940,709)     (60,042,074)
     Change in unrealized gain (loss)
         on investments                                  (12,174,579)    (34,297,743)      (5,826,067)      12,485,843
                                                        ------------     -----------     ------------     ------------
         Net gain (loss) on investments                  (15,781,429)    (58,898,730)     (62,766,776)     (47,556,231)
                                                        ------------     -----------     ------------     ------------
     Reinvested capital gains                                     --              --               --               --
                                                        ------------     -----------     ------------     ------------
         Net increase (decrease) in contract owners'
              equity resulting from operations          $(16,231,145)    (58,787,749)     (62,876,852)     (47,832,929)
                                                        ============     ===========     ============     ============

                                                          NSATCapAp      NSATMidCapIx     NSATEqInc      NSATHIncBd
INVESTMENT ACTIVITY:
     Reinvested dividends                                         --         301,120        301,014       3,518,922
     Mortality and expense risk charges (note 2)            (972,122)       (596,035)      (280,939)       (377,345)
                                                        ------------     -----------     ----------     -----------
         Net investment activity                            (972,122)       (294,915)        20,075       3,141,577
                                                        ------------     -----------     ----------     -----------

     Proceeds from mutual funds shares sold               53,671,633      21,271,914      4,240,302      13,411,339
     Cost of mutual fund shares sold                    (111,815,413)    (20,522,873)    (4,002,040)    (16,569,613)
                                                        ------------     -----------     ----------     -----------
         Realized gain (loss) on investments             (58,143,780)        749,041        238,262      (3,158,274)
     Change in unrealized gain (loss)
         on investments                                    8,742,279        (168,667)    (5,096,488)        192,515
                                                        ------------     -----------     ----------     -----------
         Net gain (loss) on investments                  (49,401,501)        580,374     (4,858,226)     (2,965,759)
                                                        ------------     -----------     ----------     -----------
     Reinvested capital gains                                     --              --             --              --
                                                        ------------     -----------     ----------     -----------
         Net increase (decrease) in contract owners'
              equity resulting from operations           (50,373,623)        285,459     (4,838,151)        175,818
                                                        ============     ===========     ==========     ===========


                                                          NSATEmMkt     NSATGlobTC      NSATIntGr       NSATGvtBd        NSATBal
INVESTMENT ACTIVITY:
     Reinvested dividends                               $    10,426             --           2,451      10,857,492      1,345,784
     Mortality and expense risk charges (note 2)             (9,850)       (34,177)         (5,776)     (2,166,590)      (619,272)
                                                        -----------     ----------     -----------     -----------     ----------
         Net investment activity                                576        (34,177)         (3,325)      8,690,902        726,512
                                                        -----------     ----------     -----------     -----------     ----------

     Proceeds from mutual funds shares sold               5,824,009      5,545,991      21,931,150      74,237,080      2,547,883
     Cost of mutual fund shares sold                     (6,030,558)    (8,650,692)    (21,900,762)    (75,895,938)    (2,848,075)
                                                        -----------     ----------     -----------     -----------     ----------
         Realized gain (loss) on investments               (206,549)    (3,104,701)         30,388      (1,658,858)      (300,192)
     Change in unrealized gain (loss)
         on investments                                     (35,014)     1,597,269           8,014        (940,874)    (2,955,740)
                                                        -----------     ----------     -----------     -----------     ----------
         Net gain (loss) on investments                    (241,563)    (1,507,432)         38,402      (2,599,732)    (3,255,932)
                                                        -----------     ----------     -----------     -----------     ----------
     Reinvested capital gains                                    --             --              --              --             --
                                                        -----------     ----------     -----------     -----------     ----------
         Net increase (decrease) in contract owners'
              equity resulting from operations          $  (240,987)    (1,541,609)         35,077       6,091,170     (2,529,420)
                                                        ===========     ==========     ===========     ===========     ==========

                                                         NSATMSecBd        NSATMyMkt        NSATGlob50
INVESTMENT ACTIVITY:
     Reinvested dividends                                 3,036,650         19,138,873         421,896
     Mortality and expense risk charges (note 2)           (551,800)        (5,033,210)       (221,918)
                                                        -----------     --------------     -----------
         Net investment activity                          2,484,850         14,105,663         199,978
                                                        -----------     --------------     -----------

     Proceeds from mutual funds shares sold              12,799,309      4,294,794,563      56,139,751
     Cost of mutual fund shares sold                    (13,515,333)    (4,294,794,562)    (66,077,246)
                                                        -----------     --------------     -----------
         Realized gain (loss) on investments               (716,024)                 1      (9,937,495)
     Change in unrealized gain (loss)
         on investments                                  (1,805,314)                --       3,305,521
                                                        -----------     --------------     -----------
         Net gain (loss) on investments                  (2,521,338)                 1      (6,631,974)
                                                        -----------     --------------     -----------
     Reinvested capital gains                                    --                 --              --
                                                        -----------     --------------     -----------
         Net increase (decrease) in contract owners'
              equity resulting from operations              (36,488)        14,105,664      (6,431,996)
                                                        ===========     ==============     ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                         NSATSmCapG       NSATSmCapV        NSATSmCo        NSATStrVal
INVESTMENT ACTIVITY:
     Reinvested dividends                               $         --               --          267,166          69,489
     Mortality and expense risk charges (note 2)            (430,666)      (1,249,512)      (1,301,476)       (115,392)
                                                        ------------     ------------     ------------      ----------
         Net investment activity                            (430,666)      (1,249,512)      (1,034,310)        (45,903)
                                                        ------------     ------------     ------------      ----------

     Proceeds from mutual funds shares sold               20,230,267      145,613,654      133,837,155      10,090,611
     Cost of mutual fund shares sold                     (29,607,385)    (141,986,700)    (162,458,955)     (9,817,118)
                                                        ------------     ------------     ------------      ----------
         Realized gain (loss) on investments              (9,377,118)       3,626,954      (28,621,800)        273,493
Change in unrealized gain (loss)
         on investments                                    5,952,680       43,998,946       25,939,160        (449,820)
                                                        ------------     ------------     ------------      ----------
         Net gain (loss) on investments                   (3,424,438)      47,625,900       (2,682,640)       (176,327)
                                                        ------------     ------------     ------------      ----------
     Reinvested capital gains                                     --               --               --              --
                                                        ------------     ------------     ------------      ----------
         Net increase (decrease) in contract owners'
              equity resulting from operations          $ (3,855,104)      46,376,388       (3,716,950)       (222,230)
                                                        ============     ============     ============      ==========

                                                         NSATStMidCP       NSATTotRe     NSATGrFoc      NBAMTGuard
INVESTMENT ACTIVITY:
     Reinvested dividends                                        --       1,994,135             --         402,589
     Mortality and expense risk charges (note 2)           (918,090)     (2,814,310)       (20,761)       (523,805)
                                                        -----------     -----------     ----------      ----------
         Net investment activity                           (918,090)       (820,175)       (20,761)       (121,216)
                                                        -----------     -----------     ----------      ----------

     Proceeds from mutual funds shares sold              53,819,087      13,736,909      3,408,987      12,839,840
     Cost of mutual fund shares sold                    (80,570,054)    (23,920,183)    (4,936,840)    (11,290,826)
                                                        -----------     -----------     ----------      ----------
         Realized gain (loss) on investments            (26,750,967)    (10,183,274)    (1,527,853)      1,549,014
Change in unrealized gain (loss)
         on investments                                     637,989     (37,239,482)      (102,499)     (6,723,235)
                                                        -----------     -----------     ----------      ----------
         Net gain (loss) on investments                 (26,112,978)    (47,422,756)    (1,630,352)     (5,174,221)
                                                        -----------     -----------     ----------      ----------
     Reinvested capital gains                                    --              --             --       5,751,271
                                                        -----------     -----------     ----------      ----------
         Net increase (decrease) in contract owners'
              equity resulting from operations          (27,031,068)    (48,242,931)    (1,651,113)        455,834
                                                        ===========     ===========     ==========      ==========


                                                           NBAMTMCGr       NBAMTPart        OppAggGro        OppCapAp
INVESTMENT ACTIVITY:
     Reinvested dividends                               $          --         446,814        3,229,226       2,767,557
     Mortality and expense risk charges (note 2)           (1,497,080)       (616,393)      (2,062,926)     (2,635,672)
                                                        -------------     -----------     ------------     -----------
         Net investment activity                           (1,497,080)       (169,579)       1,166,300         131,885
                                                        -------------     -----------     ------------     -----------

     Proceeds from mutual funds shares sold                95,477,763      21,905,785      335,879,229      25,641,266
     Cost of mutual fund shares sold                     (126,035,867)    (25,981,546)    (584,555,685)    (20,181,660)
                                                        -------------     -----------     ------------     -----------
         Realized gain (loss) on investments              (30,558,104)     (4,075,761)    (248,676,456)      5,459,606
     Change in unrealized gain (loss)
         on investments                                    (8,856,810)     (1,665,414)      74,487,490     (74,060,032)
                                                        -------------     -----------     ------------     -----------
         Net gain (loss) on investments                   (39,414,914)     (5,741,175)    (174,188,966)    (68,600,426)
                                                        -------------     -----------     ------------     -----------
     Reinvested capital gains                                      --       4,244,734       50,386,308      41,530,597
                                                        -------------     -----------     ------------     -----------
         Net increase (decrease) in contract owners'
              equity resulting from operations          $ (40,911,994)     (1,666,020)    (122,636,358)    (26,937,944)
                                                        =============     ===========     ============     ===========

                                                           OppGlSec        OppGrInc         StOpp2        DrySRGro
INVESTMENT ACTIVITY:
     Reinvested dividends                                    454,396       1,861,154         86,716          33,804
     Mortality and expense risk charges (note 2)            (471,096)     (2,009,252)      (439,986)     (1,487,223)
                                                         -----------     -----------     ----------     -----------
         Net investment activity                             (16,700)       (148,098)      (353,270)     (1,453,419)
                                                         -----------     -----------     ----------     -----------

     Proceeds from mutual funds shares sold              411,936,033       1,899,744      4,160,199       9,239,503
     Cost of mutual fund shares sold                    (420,711,694)     (2,252,089)    (4,835,903)     (8,864,329)
                                                         -----------     -----------     ----------     -----------
         Realized gain (loss) on investments              (8,775,661)       (352,345)      (675,704)        375,174
     Change in unrealized gain (loss)
         on investments                                   (3,078,301)    (22,986,437)       (24,764)    (42,799,941)
                                                         -----------     -----------     ----------     -----------
         Net gain (loss) on investments                  (11,853,962)    (23,338,782)      (700,468)    (42,424,767)
                                                         -----------     -----------     ----------     -----------
     Reinvested capital gains                              8,424,403              --             --              --
                                                         -----------     -----------     ----------     -----------
         Net increase (decrease) in contract owners'
              equity resulting from operations            (3,446,259)    (23,486,880)    (1,053,738)    (43,878,186)
                                                         ===========     ===========     ==========     ===========

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                           UIFEmMkt       UIFMidCapG       UIFUSRE         VEWrldEMkt    VEWrldHAs
INVESTMENT ACTIVITY:
     Reinvested dividends                               $         --              --              --               --       101,928
     Mortality and expense risk charges (note 2)             (91,077)        (53,687)       (376,826)        (217,213)      (64,829)
                                                        ------------     -----------     -----------     ------------   -----------
         Net investment activity                             (91,077)        (53,687)       (376,826)        (217,213)       37,099
                                                        ------------     -----------     -----------     ------------   -----------

     Proceeds from mutual funds shares sold               17,839,007       8,231,920      19,118,518      143,686,011    41,315,218
     Cost of mutual fund shares sold                     (19,078,635)    (10,327,000)    (18,970,328)    (144,082,079)  (41,013,810)
                                                        ------------     -----------     -----------     ------------   -----------
         Realized gain (loss) on investments              (1,239,628)     (2,095,080)        148,190         (396,068)      301,408
     Change in unrealized gain (loss)
         on investments                                    1,777,063         446,461       5,628,346          577,949    (1,089,624)
                                                        ------------     -----------     -----------     ------------   -----------
         Net gain (loss) on investments                      537,435      (1,648,619)      5,776,536          181,881      (788,216)
                                                        ------------     -----------     -----------     ------------   -----------
     Reinvested capital gains                                     --              --              --               --            --
                                                        ------------     -----------     -----------     ------------   -----------
         Net increase (decrease) in contract owners'
              equity resulting from operations          $    446,358      (1,702,306)      5,399,710          (35,332)     (751,117)
                                                        ============     ===========     ===========     ============   ===========

                                                        VVIFDStk    VVIFInvQBd   VVIFSmCoOpp
INVESTMENT ACTIVITY:
     Reinvested dividends                                 27,207       54,725       2,909
     Mortality and expense risk charges (note 2)         (96,553)      (7,062)     (7,982)
                                                         -------     --------     -------
         Net investment activity                         (69,346)      47,663      (5,073)
                                                         -------     --------     -------

     Proceeds from mutual funds shares sold               56,997      150,444      69,221
     Cost of mutual fund shares sold                     (54,630)    (143,837)    (57,751)
                                                         -------     --------     -------
         Realized gain (loss) on investments               2,367        6,607      11,470
     Change in unrealized gain (loss)
         on investments                                  484,835       (6,807)     19,160
                                                         -------     --------     -------
         Net gain (loss) on investments                  487,202         (200)     30,630
                                                         -------     --------     -------
     Reinvested capital gains                                 --           --          --
                                                         -------     --------     -------
         Net increase (decrease) in contract owners'
              equity resulting from operations           417,856       47,463      25,557
                                                         =======     ========     =======



                                                        WRAsStrat       WRBal       WRBond       WRCoreEq       WRGrowth     WRHIP
INVESTMENT ACTIVITY:
     Reinvested dividends                               $      --           --           --             --           --          --
     Mortality and expense risk charges (note 2)          (61,121)     (53,234)     (51,392)      (213,183)    (197,129)    (27,529)
                                                        ---------     --------     --------     ----------     --------    --------
         Net investment activity                          (61,121)     (53,234)     (51,392)      (213,183)    (197,129)    (27,529)
                                                        ---------     --------     --------     ----------     --------    --------

     Proceeds from mutual funds shares sold                   352       58,250      117,185            201          136       7,450
     Cost of mutual fund shares sold                         (358)     (61,364)    (115,628)          (201)        (134)     (7,395)
                                                        ---------     --------     --------     ----------     --------    --------
         Realized gain (loss) on investments                   (6)      (3,114)       1,557             --            2          55
     Change in unrealized gain (loss)
         on investments                                  (506,797)    (163,403)      62,411     (1,891,969)    (376,464)   (110,198)
                                                        ---------     --------     --------     ----------     --------    --------
         Net gain (loss) on investments                  (506,803)    (166,517)      63,968     (1,891,969)    (376,462)   (110,143)
                                                        ---------     --------     --------     ----------     --------    --------
     Reinvested capital gains                                  --           --           --             --           --          --
                                                        ---------     --------     --------     ----------     --------    --------
         Net increase (decrease) in contract owners'
              equity resulting from operations          $(567,924)    (219,751)      12,576     (2,105,152)    (573,591)   (137,672)
                                                        =========     ========     ========     ==========     ========    ========

                                                              WRInt        WRLBP
INVESTMENT ACTIVITY:
     Reinvested dividends                                         --          --
     Mortality and expense risk charges (note 2)             (29,988)     (3,739)
                                                            --------      ------
         Net investment activity                             (29,988)     (3,739)
                                                            --------      ------

     Proceeds from mutual funds shares sold                       69       2,212
     Cost of mutual fund shares sold                             (70)     (2,148)
                                                            --------      ------
         Realized gain (loss) on investments                      (1)         64
     Change in unrealized gain (loss)
         on investments                                     (576,083)     17,555
                                                            --------      ------
         Net gain (loss) on investments                     (576,084)     17,619
                                                            --------      ------
     Reinvested capital gains                                     --          --
                                                            --------      ------
         Net increase (decrease) in contract owners'
              equity resulting from operations              (606,072)     13,880
                                                            ========      ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT -  9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                            WRMMP      WRSciTech       WRSmCap        WRVP
Investment activity:
     Reinvested dividends                               $   155,805           --             --          --
     Mortality and expense risk charges (note 2)            (54,116)     (58,143)       (64,364)     (2,257)
                                                        -----------     --------      ---------     -------
         Net investment activity                            101,689      (58,143)       (64,364)     (2,257)
                                                        -----------     --------      ---------     -------

     Proceeds from mutual funds shares sold               1,363,714        8,209          5,190          11
     Cost of mutual fund shares sold                     (1,363,714)      (9,082)        (5,228)        (11)
                                                        -----------     --------      ---------     -------
         Realized gain (loss) on investments                     --         (873)           (38)         --
     Change in unrealized gain (loss)
         on investments                                          --     (137,184)     2,229,758      (8,652)
                                                        -----------     --------      ---------     -------
         Net gain (loss) on investments                          --     (138,057)     2,229,720      (8,652)
                                                        -----------     --------      ---------     -------
     Reinvested capital gains                                    --           --             --          --
                                                        -----------     --------      ---------     -------
         Net increase (decrease) in contract owners'
              equity resulting from operations          $   101,689     (196,200)     2,165,356     (10,909)
                                                        ===========     ========      =========     =======


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                             Total                                     ACVPIncGr
                                                       2001                2000                2001                  2000
INVESTMENT ACTIVITY:
   Net investment income ....................  $     47,501,606          23,347,124             687,853              25,618
   Realized gain (loss) on investments ......      (731,081,627)        140,153,534           3,108,079             141,283
   Change in unrealized gain (loss)
       on investments .......................      (491,758,166)       (340,512,143)        (14,639,758)         (7,081,436)
   Reinvested capital gains .................       254,897,495         236,235,939                  --                  --
                                               ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in contract
           owners' equity resulting from
           operations .......................      (920,440,692)         59,224,454         (10,843,826)         (6,914,535)
                                               ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
   Purchase payments received from
       contract owners ......................     2,415,822,971       3,177,273,695          33,004,357          62,062,512
   Transfers between funds ..................                --                  --          (4,666,490)         (2,354,537)
   Redemptions ..............................      (438,545,220)       (272,866,559)         (7,683,876)         (4,558,830)
   Annuity benefits .........................          (626,841)            (72,878)            (48,204)             (1,127)
   Annual contract maintenance charges
       (note 2) .............................          (157,576)            (77,803)             (5,487)             (4,010)
   Contingent deferred sales charges
       (note 2) .............................        (7,479,267)         (5,113,983)           (149,830)            (81,680)
   Adjustments to maintain reserves .........        (1,784,264)         (1,552,817)            (25,334)            (26,258)
                                               ----------------    ----------------    ----------------    ----------------
     Net equity transactions ................     1,967,229,803       2,897,589,655          20,425,136          55,036,070
                                               ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             1,046,789,111       2,956,814,109           9,581,310          48,121,535
CONTRACT OWNERS' EQUITY BEGINNING
       OF PERIOD ............................    10,938,492,289       6,530,166,060         234,123,781         163,760,413
                                               ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......  $ 11,985,281,400       9,486,980,169         243,705,091         211,881,948
                                               ================    ================    ================    ================


CHANGES IN UNITS:
   Beginning units ..........................       854,916,429         465,965,605          17,654,095          10,793,180
                                               ----------------    ----------------    ----------------    ----------------
   Units purchased ..........................       771,824,083         252,474,375           6,570,988           3,987,950

   Units redeemed ...........................      (601,457,363)        (45,897,731)         (4,970,888)           (123,498)
                                               ----------------    ----------------    ----------------    ----------------
   Ending units .............................     1,025,283,149         672,542,249          19,254,195          14,657,632
                                               ================    ================    ================    ================


                                                                   ACVPInt                                ACVPValue
                                                           2001                2000                2001                2000
INVESTMENT ACTIVITY:
   Net investment income ....................          (1,374,950)         (1,017,981)            575,216             276,318
   Realized gain (loss) on investments ......         (69,905,333)         30,680,177           5,160,930          (2,496,674)
   Change in unrealized gain (loss)
       on investments .......................         (14,811,879)        (46,196,956)          4,274,943            (902,325)
   Reinvested capital gains .................          24,807,708           4,412,512                  --           1,263,708
                                                 ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in contract
           owners' equity resulting from
           operations .......................         (61,284,454)        (12,122,248)         10,011,089          (1,858,973)
                                                 ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
   Purchase payments received from
       contract owners ......................          37,578,091          99,308,922          42,790,206          14,249,080
   Transfers between funds ..................          15,354,868          26,509,516          58,630,454              31,405
   Redemptions ..............................          (9,136,619)         (6,914,227)         (4,738,337)         (1,391,652)
   Annuity benefits .........................              (2,712)                 --              (1,353)                 --
   Annual contract maintenance charges
       (note 2) .............................              (2,549)               (749)               (431)                (67)
   Contingent deferred sales charges
       (note 2) .............................            (134,648)           (149,032)            (88,216)            (37,228)
   Adjustments to maintain reserves .........             (37,343)              1,380             (77,171)                 (9)
                                                 ----------------    ----------------    ----------------    ----------------
     Net equity transactions ................          43,619,088         118,755,810          96,515,152          12,851,529
                                                 ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                 (17,665,366)        106,633,562         106,526,241          10,992,556
CONTRACT OWNERS' EQUITY BEGINNING
       OF PERIOD ............................         296,367,162         195,444,988          97,175,739          38,355,932
                                                 ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......         278,701,796         302,078,550         203,701,980          49,348,488
                                                 ================    ================    ================    ================


CHANGES IN UNITS:
   Beginning units ..........................          18,957,857          10,249,663           7,758,901           3,621,111
                                                 ----------------    ----------------    ----------------    ----------------
   Units purchased ..........................           6,841,068           8,475,327          16,521,208           1,333,614

   Units redeemed ...........................          (3,157,601)         (1,672,322)         (9,096,208)           (106,900)
                                                 ----------------    ----------------    ----------------    ----------------
   Ending units .............................          22,641,324          17,052,668          15,183,901           4,847,825
                                                 ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                                   CSWPGPV                         CSWPIntEq
                                                           2001              2000           2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................          $    (61,575)       (118,103)       (114,367)       (188,359)
   Realized gain (loss) on investments ......            (7,429,869)      5,744,448      (5,569,988)      2,840,340
   Change in unrealized gain (loss)
        on investments ......................             4,706,809      (4,977,897)      2,762,676      (4,226,953)
   Reinvested capital gains .................                    --              --              --              --
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
           owners' equity resulting from
           operations ......................             (2,784,635)        648,448      (2,921,679)     (1,574,972)
                                                       ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................               132,140         776,483         226,971       1,673,763
   Transfers between funds ..................            (1,456,683)       (365,141)      1,277,830      (5,147,443)
   Redemptions ..............................              (377,543)       (543,623)       (628,061)     (1,414,673)
   Annuity benefits .........................                    --              --              --              --
   Annual contract maintenance charges
        (note 2) ............................                   (42)            (72)            (76)            (82)
   Contingent deferred sales charges
        (note 2) ............................               (12,781)        (15,215)        (13,827)        (31,274)
   Adjustments to maintain reserves .........               (10,421)            176            (304)            160
                                                       ------------    ------------    ------------    ------------
        Net equity transactions .............            (1,725,330)       (147,392)        862,533      (4,919,549)
                                                       ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......            (4,509,965)        501,056      (2,059,146)     (6,494,521)
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................            15,252,909      21,609,697      23,458,299      42,336,575
                                                       ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......          $ 10,742,944      22,110,753      21,399,153      35,842,054
                                                       ============    ============    ============    ============


CHANGES IN UNITS:
   Beginning units ..........................             1,111,277       1,263,065       2,118,431       2,784,067
                                                       ------------    ------------    ------------    ------------
   Units purchased ..........................               911,189          25,727      15,182,116         192,118
   Units redeemed ...........................            (1,045,761)        (51,454)    (15,013,356)       (384,599)
                                                       ------------    ------------    ------------    ------------
   Ending units .............................               976,705       1,237,338       2,287,191       2,591,586
                                                       ============    ============    ============    ============

                                                                        CSWVP                    DryEuroEq
                                                             2001             2000           2001              2000
INVESTMENT ACTIVITY:
   Net investment income ....................              (114,233)        (98,570)        (97,536)        (42,068)
   Realized gain (loss) on investments ......               (30,443)        445,832      (2,578,423)         81,965
   Change in unrealized gain (loss)
        on investments ......................               695,304        (980,982)     (1,581,999)       (226,725)
   Reinvested capital gains .................                    --              --              --         229,206
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
           owners' equity resulting from
           operations .......................               550,628        (633,720)     (4,257,958)         42,378
                                                       ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................               215,804       4,469,884       4,312,150       6,951,438
   Transfers between funds ..................             2,018,371      (1,663,796)     (1,089,944)      3,935,152
   Redemptions ..............................              (657,388)       (722,158)       (740,741)       (265,399)
   Annuity benefits                                              --              --          (1,040)             --
   Annual contract maintenance charges
        (note 2) ............................                  (141)            (45)           (145)            (24)
   Contingent deferred sales charges
        (note 2) ............................               (14,310)        (11,881)        (18,722)         (1,347)
   Adjustments to maintain reserves .........                   218             151          (3,422)           (614)
                                                       ------------    ------------    ------------    ------------
        Net equity transactions .............             1,562,554       2,072,155       2,458,136      10,619,206
                                                       ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......             2,113,182       1,438,435      (1,799,822)     10,661,584
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................            20,989,398      18,422,359      20,036,796       2,133,928
                                                       ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......            23,102,580      19,860,794      18,236,974      12,795,512
                                                       ============    ============    ============    ============


CHANGES IN UNITS:
   Beginning units ..........................             1,602,463       1,518,704       1,605,859         165,466
                                                       ------------    ------------    ------------    ------------
   Units purchased ..........................               368,529         257,602       6,291,595         822,306
   Units redeemed ...........................              (255,211)        (92,563)     (6,049,666)        (13,632)
                                                       ------------    ------------    ------------    ------------
   Ending units .............................             1,715,781       1,683,743       1,847,788         974,140
                                                       ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)



                                                                   DryStkIx                                 DryAp
                                                            2001               2000               2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................      $      (285,645)           (14,928)          (911,352)          (813,504)
   Realized gain (loss) on investments ......            2,625,549          3,620,288          1,398,448          2,272,608
   Change in unrealized gain (loss)
        on investments ......................          (99,148,991)       (11,667,486)       (13,000,834)         1,973,850
   Reinvested capital gains .................              223,983          1,144,840                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................          (96,585,104)        (6,917,286)       (12,513,738)         3,432,954
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................          147,731,613        308,430,820         19,775,454         32,238,168
Transfers between funds .....................           (3,059,777)        (8,451,696)          (616,702)       (22,937,230)
Redemptions .................................          (44,054,494)       (33,818,585)        (6,041,556)        (5,576,644)
Annuity benefits ............................              (80,347)           (33,217)           (17,148)            (8,063)
Annual contract maintenance charges
        (note 2) ............................              (29,673)           (17,198)            (5,071)            (4,289)
Contingent deferred sales charges
        (note 2) ............................             (923,619)          (632,228)          (116,960)          (118,750)
Adjustments to maintain reserves ............              (74,225)          (312,673)            (3,649)           (22,767)
                                                   ---------------    ---------------    ---------------    ---------------
        Net equity transactions .............           99,509,478        265,165,223         12,974,368          3,570,425
                                                   ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......            2,924,374        258,247,937            460,630          7,003,379
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................        1,250,199,904        929,607,317        178,337,682        165,362,029
                                                   ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......      $ 1,253,124,278      1,187,855,254        178,798,312        172,365,408
                                                   ===============    ===============    ===============    ===============


CHANGES IN UNITS:
   Beginning units ..........................           90,529,550         59,725,013         12,683,935         11,442,779
                                                   ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           22,909,518         18,158,396          2,857,503            579,610
   Units redeemed ...........................          (15,105,507)          (250,974)        (1,836,939)          (297,070)
                                                   ---------------    ---------------    ---------------    ---------------
   Ending units .............................           98,333,561         77,632,435         13,704,499         11,725,319
                                                   ===============    ===============    ===============    ===============



                                                                      FedQualBd                             FidVIPEIS
                                                                2001               2000               2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................               1,706,120             63,221          5,279,326          4,157,304
   Realized gain (loss) on investments ......                 854,600             52,575         (1,826,338)        (1,694,114)
   Change in unrealized gain (loss)
        on investments ......................                (528,163)           474,256        (36,483,500)       (38,326,057)
   Reinvested capital gains .................                 234,904                 --         24,425,390         23,074,503
                                                      ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................               2,267,461            590,052         (8,605,122)       (12,788,364)
                                                      ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................              45,233,661         16,426,440        103,505,555         91,368,919
Transfers between funds .....................              18,706,964          2,497,303         15,363,332        (37,551,010)
Redemptions .................................              (3,439,339)          (409,579)       (20,419,298)       (10,480,953)
Annuity benefits ............................                 (16,895)              (230)           (15,021)              (180)
Annual contract maintenance charges
        (note 2) ............................                    (109)                (3)            (3,284)            (1,729)
Contingent deferred sales charges
        (note 2) ............................                 (42,235)            (2,026)          (348,190)          (226,853)
Adjustments to maintain reserves ............                  33,063            (40,863)           (84,747)            (2,663)
                                                      ---------------    ---------------    ---------------    ---------------
        Net equity transactions .............              60,475,110         18,471,042         97,998,347         43,105,531
                                                      ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......              62,742,571         19,061,094         89,393,225         30,317,167
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................              64,869,739          7,446,931        515,597,606        362,084,796
                                                      ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......             127,612,310         26,508,025        604,990,831        392,401,963
                                                      ===============    ===============    ===============    ===============


CHANGES IN UNITS:
   Beginning units ..........................               6,068,735            759,757         39,698,766         30,054,428
                                                      ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................               8,941,658          2,152,581         15,288,213          4,216,801
   Units redeemed ...........................              (3,437,201)          (273,583)        (7,740,746)          (685,336)
                                                      ---------------    ---------------    ---------------    ---------------
   Ending units .............................              11,573,192          2,638,755         47,246,233         33,585,893
                                                      ===============    ===============    ===============    ===============

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                                 FidVIPGrS                             FidVIPHIS
                                                          2001               2000               2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................      $    (5,484,618)        (3,475,046)        22,156,521         11,758,941
   Realized gain (loss) on investments ......          (10,786,813)         4,485,836        (35,330,863)        (4,804,899)
   Change in unrealized gain (loss)
        on investments ......................         (161,421,812)       (37,691,210)        (2,076,036)       (17,407,152)
   Reinvested capital gains .................           68,833,430         73,816,434                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in contract
   owners' equity resulting from
        operations ..........................         (108,859,813)        37,136,014        (15,250,378)       (10,453,110)
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................          141,048,744        320,964,733         29,750,119         48,014,914
   Transfers between funds ..................          (57,444,175)        40,387,955         (5,142,370)       (26,822,537)
   Redemptions ..............................          (35,257,044)       (21,757,122)        (6,961,496)        (6,416,711)
   Annuity benefits .........................              (46,211)            (3,442)            (3,189)                --
   Annual contract maintenance charges
        (note 2) ............................              (16,728)            (7,625)            (1,501)              (966)
   Contingent deferred sales charges
        (note 2) ............................             (669,065)          (447,700)          (105,707)          (111,335)
   Adjustments to maintain reserves .........             (257,040)          (252,891)           (15,662)             1,703
                                                   ---------------    ---------------    ---------------    ---------------
   Net equity transactions ..................           47,358,481        338,883,908         17,520,194         14,665,068
                                                   ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......          (61,501,332)       376,019,922          2,269,816          4,211,958
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................        1,041,676,489        608,360,296        172,895,576        196,340,692
                                                   ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......      $   980,175,157        984,380,218        175,165,392        200,552,650
                                                   ===============    ===============    ===============    ===============


CHANGES IN UNITS:
   Beginning units ..........................           64,931,576         32,663,001         21,554,541         18,906,184
                                                   ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           19,054,722         19,653,255         18,137,962          1,921,350
   Units redeemed ...........................          (15,638,757)        (1,140,800)       (16,173,614)          (477,807)
                                                   ---------------    ---------------    ---------------    ---------------
   Ending units .............................           68,347,541         51,175,456         23,518,889         20,349,727
                                                   ===============    ===============    ===============    ===============

                                                                FidVIPOvS                             FidVIPConS
                                                         2001               2000               2001                2000
INVESTMENT ACTIVITY:
   Net investment income ....................            5,766,295            883,411            803,910           (942,224)
   Realized gain (loss) on investments ......          (27,144,148)        (3,100,004)          (674,324)         3,436,779
   Change in unrealized gain (loss)
        on investments ......................           (1,938,093)        (9,882,668)       (81,003,675)       (68,210,833)
   Reinvested capital gains .................           10,380,090          9,430,441         15,654,677         56,635,936
                                                   ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in contract
   owners' equity resulting from
        operations ..........................          (12,935,856)        (2,668,820)       (65,219,412)        (9,080,342)
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................           15,471,360         41,263,648         64,987,305        160,495,200
   Transfers between funds ..................           19,735,543          5,267,064        (26,381,976)       (11,291,943)
   Redemptions ..............................           (3,522,316)        (2,656,606)       (18,121,392)       (12,430,075)
   Annuity benefits .........................              (10,313)             2,629            (50,833)            (7,984)
   Annual contract maintenance charges
        (note 2) ............................                 (756)              (142)           (11,873)            (6,814)
   Contingent deferred sales charges
        (note 2) ............................              (49,636)           (38,782)          (366,566)          (281,886)
   Adjustments to maintain reserves .........               (8,839)           (39,107)           (48,360)          (130,168)
                                                   ---------------    ---------------    ---------------    ---------------
   Net equity transactions ..................           31,615,043         43,798,704         20,006,305        136,346,330
                                                   ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......           18,679,187         41,129,884        (45,213,107)       127,265,988
CONTRACT OWNERS' EQUITY BEGINNING ...........
        OF PERIOD ...........................          125,027,688         92,437,608        609,881,705        424,819,690
                                                   ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......          143,706,875        133,567,492        564,668,598        552,085,678
                                                   ===============    ===============    ===============    ===============


CHANGES IN UNITS:
   Beginning units ..........................            9,861,468          5,905,382         42,190,843         27,031,979
                                                   ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           74,448,911          3,275,580          6,825,123          9,140,121
   Units redeemed ...........................          (71,459,822)          (207,223)        (5,328,848)          (286,328)
                                                   ---------------    ---------------    ---------------    ---------------
   Ending units .............................           12,850,557          8,973,739         43,687,118         35,885,772
                                                   ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)



                                                                FidVIPGrOpS                       JanCapAp
                                                          2001              2000            2001             2000
INVESTMENT ACTIVITY:
   Net investment income ....................      $    (449,716)       1,449,077          110,981         (565,620)
   Realized gain (loss) on investments.......         (3,606,850)       1,082,432      (24,600,987)          (1,007)
   Change in unrealized gain (loss)
        on investments ......................        (12,174,579)     (23,729,848)     (34,297,743)     (13,523,709)
   Reinvested capital gains..................                 --       12,702,709               --               --
                                                   -------------    -------------    -------------    -------------
   Net increase (decrease) in contract
   owners' equity resulting from
        operations ..........................        (16,231,145)      (8,495,630)     (58,787,749)     (14,090,336)
                                                   -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................         11,401,466       37,620,897       79,586,028      179,298,824
   Transfers between funds ..................        (10,461,249)     (33,299,863)     (10,121,033)      97,078,616
   Redemptions ..............................         (5,650,573)      (6,240,707)     (11,574,594)      (3,869,377)
   Annuity benefits .........................             (8,074)            (148)          (9,004)            (723)
   Annual contract maintenance charges
        (note 2) ............................             (1,238)            (781)          (2,807)            (148)
   Contingent deferred sales charges
        (note 2) ............................           (113,146)        (122,429)        (198,253)         (53,484)
   Adjustments to maintain reserves .........            (37,159)         (24,387)        (209,237)         (28,001)
                                                   -------------    -------------    -------------    -------------
        Net equity transactions .............         (4,869,973)      (2,067,418)      57,471,100      272,425,707
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......        (21,101,118)     (10,563,048)      (1,316,649)     258,335,371
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................        177,472,606      208,028,456      379,034,151               --
                                                   -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......      $ 156,371,488      197,465,408      377,717,502      258,335,371
                                                   =============    =============    =============    =============


CHANGES IN UNITS:
   Beginning units ..........................         16,526,978       15,778,839       40,005,827               --
                                                   -------------    -------------    -------------    -------------
   Units purchased ..........................          2,689,986          296,096       20,034,607       27,564,489
   Units redeemed ...........................         (3,126,984)        (392,192)     (13,685,065)        (733,935)
                                                   -------------    -------------    -------------    -------------
   Ending units .............................         16,089,980       15,682,743       46,355,369       26,830,554
                                                   =============    =============    =============    =============




                                                                JanGlobTech                            JanInGro
                                                          2001               2000               2001             2000
INVESTMENT ACTIVITY:
   Net investment income ....................            (110,076)        (611,653)        (276,698)        (504,219)
   Realized gain (loss) on investments ......         (56,940,709)        (105,449)     (60,042,074)      (3,460,996)
   Change in unrealized gain (loss)
        on investments ......................          (5,826,067)     (10,133,953)      12,485,843       (6,027,810)
   Reinvested capital gains .................                  --               --               --               --
                                                    -------------    -------------    -------------    -------------
   Net increase (decrease) in contract
   owners' equity resulting from
        operations ..........................         (62,876,852)     (10,851,055)     (47,832,929)      (9,993,025)
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................          32,711,761      151,344,921       56,397,558      142,470,808
   Transfers between funds ..................         (11,315,042)      91,666,904      (12,367,443)      72,707,020
   Redemptions ..............................          (5,225,798)      (3,544,680)      (6,860,969)      (2,427,766)
   Annuity benefits .........................              (4,370)          (1,382)          (7,556)            (673)
   Annual contract maintenance charges
        (note 2) ............................              (2,208)            (234)          (2,676)            (115)
   Contingent deferred sales charges
        (note 2) ............................             (89,935)         (54,839)        (109,224)         (15,995)
   Adjustments to maintain reserves .........            (160,335)         (17,286)        (127,931)         (50,384)
                                                    -------------    -------------    -------------    -------------
        Net equity transactions .............          15,914,073      239,393,404       36,921,759      212,682,895
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......         (46,962,779)     228,542,349      (10,911,170)     202,689,870
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................         226,137,441               --      290,301,765               --
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......         179,174,662      228,542,349      279,390,595      202,689,870
                                                    =============    =============    =============    =============

CHANGES IN UNITS:
   Beginning units ..........................          34,729,248               --       29,890,059               --
                                                    -------------    -------------    -------------    -------------
   Units purchased ..........................          21,580,025       24,001,235       73,006,797       20,245,568
   Units redeemed ...........................         (18,887,361)        (586,452)     (68,584,334)        (151,529)
                                                    -------------    -------------    -------------    -------------
   Ending units .............................          37,421,912       23,414,783       34,312,522       20,094,039
                                                    =============    =============    =============    =============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)




                                                                    NSATCapAp                         NSATMidCapIx
                                                             2001              2000              2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................           $    (972,122)      (1,024,993)        (294,915)         (34,891)
   Realized gain (loss) on investments ......             (58,143,780)         469,467          749,041          609,446
   Change in unrealized gain (loss)
        on investments ......................               8,742,279           66,581         (168,667)         928,827
   Reinvested capital gains                                        --               --               --               --
                                                        -------------    -------------    -------------    -------------
        Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................             (50,373,623)        (488,945)         285,459        1,503,382
                                                        -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................              10,127,510       47,654,937       26,604,231       14,951,315
   Transfers between funds ..................             (13,890,582)     (56,079,593)      13,513,183        4,983,739
   Redemptions ..............................              (7,948,156)      (9,530,805)      (3,190,314)        (541,490)
   Annuity benefits .........................                  (8,361)          (2,293)         (12,618)          (1,088)
   Annual contract maintenance charges
        (note 2) ............................                  (5,919)          (5,224)            (479)             (57)
   Contingent deferred sales charges
        (note 2) ............................                (156,111)        (258,496)         (63,866)         (11,197)
   Adjustments to maintain reserves .........                 (43,923)         (80,219)         (54,250)         (35,999)
                                                        -------------    -------------    -------------    -------------
   Net equity transactions ..................             (11,925,542)     (18,301,693)      36,795,887       19,345,223
                                                        -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......             (62,299,165)     (18,790,638)      37,081,346       20,848,605
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD ................................             232,325,125      341,934,234       89,192,738       14,741,415
                                                        -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......           $ 170,025,960      323,143,596      126,274,084       35,590,020
                                                        =============    =============    =============    =============


CHANGES IN UNITS:
   Beginning units ..........................              23,423,006       24,935,324        5,685,236        1,114,320
                                                        -------------    -------------    -------------    -------------
   Units purchased ..........................               8,612,632        4,053,794        6,221,937        1,884,601
   Units redeemed ...........................             (10,060,918)      (5,392,900)      (3,859,528)        (559,942)
                                                        -------------    -------------    -------------    -------------
   Ending units .............................              21,974,720       23,596,218        8,047,645        2,438,979
                                                        =============    =============    =============    =============




                                                                        NSATEqInc                        NSATHIncBd
                                                                  2001               2000          2001            2000
INVESTMENT ACTIVITY:
   Net investment income ....................                    20,075          (43,176)       3,141,577        2,228,039
   Realized gain (loss) on investments ......                   238,262          221,912       (3,158,274)        (215,625)
   Change in unrealized gain (loss)
        on investments ......................                (5,096,488)          92,492          192,515       (2,957,554)
   Reinvested capital gains .................                        --               --               --               --
                                                          -------------    -------------    -------------    -------------
        Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................                (4,838,151)         271,228          175,818         (945,140)
                                                          -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................                 8,466,342       12,740,616       11,140,704       11,014,004
   Transfers between funds ..................                (5,214,938)       1,512,797        9,330,460       (5,546,707)
   Redemptions ..............................                (2,168,795)        (841,057)      (2,811,541)      (1,919,577)
   Annuity benefits .........................                    (1,949)              --          (35,222)              --
   Annual contract maintenance charges
        (note 2) ............................                      (260)             (86)            (175)            (104)
   Contingent deferred sales charges
        (note 2) ............................                   (32,809)         (15,933)         (29,170)         (43,813)
   Adjustments to maintain reserves .........                    (6,842)             390               88              519
                                                          -------------    -------------    -------------    -------------
   Net equity transactions ..................                 1,040,749       13,396,727       17,595,144        3,504,322
                                                          -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......                (3,797,402)      13,667,955       17,770,962        2,559,182
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD ................................                51,320,504       26,887,620       55,299,575       49,937,862
                                                          -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......                47,523,102       40,555,575       73,070,537       52,497,044
                                                          =============    =============    =============    =============


CHANGES IN UNITS:
   Beginning units ..........................                 4,254,272        1,974,334        5,607,802        4,575,210
                                                          -------------    -------------    -------------    -------------
   Units purchased ..........................                   945,537        1,013,713        4,685,506          438,592
   Units redeemed ...........................                  (871,598)         (53,447)      (2,984,878)         (95,554)
                                                          -------------    -------------    -------------    -------------
   Ending units .............................                 4,328,211        2,934,600        7,308,430        4,918,248
                                                          =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                                   NSATEmMkt                             NSATGlobTC
                                                             2001            2000               2001                2000
INVESTMENT ACTIVITY:
   Net investment income ....................        $        576             --                 (34,177)            --
   Realized gain (loss) on investments ......            (206,549)            --              (3,104,701)            --
   Change in unrealized gain (loss)
        on investments ......................             (35,014)            --               1,597,269             --
   Reinvested capital gains .................                  --             --                      --             --
                                                     ------------   ------------            ------------   ------------

   Net increase (decrease) in contract
   owners' equity resulting from
        operations ..........................            (240,987)            --              (1,541,609)            --
                                                     ------------   ------------            ------------   ------------

EQUITY TRANSACTIONS:
   Purchase payments received from ..........
        contract owners                                   930,253             --               2,562,076             --
   Transfers between funds ..................           2,628,566             --               2,252,158             --
   Redemptions ..............................             (56,922)            --                (185,666)            --
   Annuity benefits .........................                (273)            --                      --             --
   Annual contract maintenance charges
        (note 2) ............................                  (9)            --                     (87)            --
   Contingent deferred sales charges
        (note 2) ............................                (218)            --                  (1,193)            --
   Adjustments to maintain reserves .........                (676)            --                 (70,914)            --
                                                     ------------   ------------            ------------   ------------
        Net equity transactions .............           3,500,721             --               4,556,374             --
                                                     ------------   ------------            ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......           3,259,734             --               3,014,765             --
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................             104,867             --               5,571,947             --
                                                     ------------   ------------            ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......        $  3,364,601             --               8,586,712             --
                                                     ============   ============           =============   ============



CHANGES IN UNITS:
   Beginning units ..........................              12,616             --                 873,083             --
                                                     ------------   ------------            ------------   ------------
   Units purchased ..........................           1,367,772             --               3,028,138             --
   Units redeemed ...........................            (979,955)            --              (1,989,226)            --
                                                     ------------   ------------            ------------   ------------

   Ending units .............................             400,433             --               1,911,995             --
                                                     ============   ============           =============   ============

                                                                   NSATIntGr                        NSATGvtBd
                                                            2001              2000         2001                   2000
INVESTMENT ACTIVITY:
   Net investment income ....................               (3,325)            --        8,690,902                6,216,454
   Realized gain (loss) on investments ......               30,388             --       (1,658,858)              (1,801,571)
   Change in unrealized gain (loss)
        on investments ......................                8,014             --         (940,874)               3,910,103
   Reinvested capital gains                                     --             --               --                       --
                                                      ------------   ------------     ------------              -----------

   Net increase (decrease) in contract
   owners' equity resulting from
        operations ..........................               35,077             --        6,091,170                8,324,986
                                                      ------------   ------------     ------------              -----------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................              613,949             --       89,605,668               54,025,282
   Transfers between funds ..................            1,978,583             --       30,040,291              (34,847,034)
   Redemptions ..............................               (7,205)            --      (16,060,400)              (9,540,352)
   Annuity benefits .........................                   --             --          (20,644)                      --
   Annual contract maintenance charges
        (note 2) ............................                  (24)            --           (2,096)                  (1,435)
   Contingent deferred sales charges
        (note 2) ............................                 (124)            --         (275,487)                (155,763)
   Adjustments to maintain reserves .........                 (139)            --            8,716                    3,316
                                                      ------------   ------------     ------------              -----------
        Net equity transactions .............            2,585,040             --      103,296,048                9,484,014
                                                      ------------   ------------     ------------              -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......            2,620,117             --      109,387,218               17,809,000
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................              403,432             --      345,808,194              241,727,767
                                                      ------------   ------------     ------------              -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......            3,023,549             --      455,195,412              259,536,767
                                                      ============   ============     ============              ===========



CHANGES IN UNITS:
   Beginning units ..........................               43,902             --       30,078,964               23,054,707
                                                      ------------   ------------     ------------              -----------
   Units purchased ..........................            3,235,985             --       25,751,286                2,544,809
   Units redeemed ...........................           (2,855,574)            --      (16,611,738)              (1,558,685)
                                                      ------------   ------------     ------------              -----------

   Ending units .............................              424,313             --       39,218,512               24,040,831
                                                      ============   ============     ============              ===========

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)




                                                                   NSATBal                             NSATMSecBd
                                                          2001                2000                2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................        $     726,512            809,329          2,484,850          1,902,051
   Realized gain (loss) on investments ......             (300,192)          (206,364)          (716,024)          (798,467)
   Change in unrealized gain (loss)
        on investments ......................           (2,955,740)         1,246,382         (1,805,314)           279,400
   Reinvested capital gains .................                   --                 --                 --                 --
                                                     -------------      -------------      -------------      -------------
   Net increase (decrease) in contract
   owners' equity resulting from
        operations ..........................           (2,529,420)         1,849,347            (36,488)         1,382,984
                                                     -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................           22,890,968         22,641,290         17,118,587         15,690,058
   Transfers between funds ..................            2,075,504         (8,326,344)          (905,332)        (1,712,316)
   Redemptions ..............................           (4,986,860)        (2,793,283)        (3,318,534)        (1,905,608)
   Annuity benefits .........................               (1,752)                --             (3,496)              (116)
   Annual contract maintenance charges
        (note 2) ............................                 (621)              (464)              (140)               (74)
   Contingent deferred sales charges
      (note 2) ..............................              (78,090)           (57,113)           (56,663)           (34,205)
  Adjustments to maintain reserves ..........              (68,944)             1,247               (168)           (19,437)
                                                     -------------      -------------      -------------      -------------
  Net equity transactions ...................           19,830,205         11,465,333         12,834,254         12,018,302
                                                     -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......           17,300,785         13,314,680         12,797,766         13,401,286
CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD .............................          104,626,131         73,894,926         94,390,812         59,321,062
                                                     -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......        $ 121,926,916         87,209,606        107,188,578         72,722,348
                                                     =============      =============      =============      =============


CHANGES IN UNITS:
   Beginning units ..........................            9,840,208          6,828,549          8,741,583          5,745,756
                                                     -------------      -------------      -------------      -------------
   Units purchased ..........................            3,227,060          1,719,571          3,574,157          1,423,550
   Units redeemed ...........................           (1,312,763)          (646,603)        (2,405,962)          (264,533)
                                                     -------------      -------------      -------------      -------------
   Ending units .............................           11,754,505          7,901,517          9,909,778          6,904,773
                                                     =============      =============      =============      =============

                                                           NSATMyMkt                             NSATGlob50
                                                   2001               2000               2001                2000
INVESTMENT ACTIVITY:
   Net investment income ....................   14,105,663          9,733,855            199,978            154,780
   Realized gain (loss) on investments ......            1                 --         (9,937,495)         2,266,474
   Change in unrealized gain (loss)
        on investments ......................           --                 --          3,305,521         (2,748,212)
   Reinvested capital gains .................           --                 --                 --                 --
                                             -------------      -------------      -------------      -------------
   Net increase (decrease) in contract
   owners' equity resulting from
        operations ..........................   14,105,664          9,733,855         (6,431,996)          (326,958)
                                             -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................  309,980,551        425,459,235          3,194,178         11,820,240
   Transfers between funds .................. (158,660,783)      (311,572,613)          (708,530)          (530,082)
   Redemptions ..............................  (84,080,870)       (41,459,333)          (942,353)          (933,582)
   Annuity benefits .........................      (61,389)             9,659               (508)              (178)
   Annual contract maintenance charges
        (note 2) ............................       (2,034)              (712)              (252)              (105)
   Contingent deferred sales charges
      (note 2) ..............................   (1,044,051)          (653,698)           (16,413)           (20,091)
  Adjustments to maintain reserves ..........      118,470            502,341            (10,802)           (38,627)
                                             -------------      -------------      -------------      -------------
  Net equity transactions ...................   66,249,894         72,284,879          1,515,320         10,297,575
                                             -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......   80,355,558         82,018,734         (4,916,676)         9,970,617
CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD .............................  788,047,281        409,535,675         44,628,929         37,100,378
                                             -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......  868,402,839        491,554,409         39,712,253         47,070,995
                                             =============      =============      =============      =============


CHANGES IN UNITS:
   Beginning units ..........................   70,634,880         37,954,712          3,553,916          2,562,069
                                             -------------      -------------      -------------      -------------
   Units purchased ..........................   99,618,178         20,102,303          5,587,192            931,456
   Units redeemed ...........................  (93,869,650)       (13,096,747)        (5,427,647)          (200,012)
                                             -------------      -------------      -------------      -------------
   Ending units .............................   76,383,408         44,960,268          3,713,461          3,293,513
                                             =============      =============      =============      =============

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                                      NSATSmCapG                           NSATSmCapV
                                                                2001              2000               2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................              $   (430,666)         (161,225)       (1,249,512)         (436,733)
   Realized gain (loss) on investments ......                (9,377,118)        4,552,165         3,626,954         1,404,830
   Change in unrealized gain (loss)
        on investments ......................                 5,952,680        (5,131,675)       43,998,946         6,385,270
   Reinvested capital gains .................                        --                --                --                --
                                                           ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................                (3,855,104)         (740,735)       46,376,388         7,353,367
                                                           ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................                19,720,709        23,002,412        40,290,357        22,764,905
   Transfers between funds ..................                 4,420,891        12,792,605        71,951,048        10,128,483
   Redemptions ..............................                (1,610,163)       (2,652,512)       (7,100,687)       (2,182,364)
   Annuity benefits .........................                      (340)             (185)          (12,290)             (653)
   Annual contract maintenance charges
        (note 2) ............................                      (468)              (61)           (1,474)             (416)
   Contingent deferred sales charges
        (note 2) ............................                   (26,004)          (12,052)         (140,361)          (50,739)
   Adjustments to maintain reserves .........                   (47,857)         (160,385)           (9,755)          (59,429)
                                                           ------------      ------------      ------------      ------------
     Net equity transactions ................                22,456,768        32,969,822       104,976,838        30,599,787
                                                           ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......                18,601,664        32,229,087       151,353,226        37,953,154
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................                69,785,338        14,252,652       139,870,198        68,966,903
                                                           ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......              $ 88,387,002        46,481,739       291,223,424       106,920,057
                                                           ============      ============      ============      ============


CHANGES IN UNITS:
   Beginning units ..........................                 4,035,277           599,267         9,836,911         5,606,042
                                                           ------------      ------------      ------------      ------------
   Units purchased ..........................                 3,950,762         3,014,277        21,295,913         6,278,657
   Units redeemed ...........................                (2,533,519)       (1,328,776)      (15,806,697)       (2,191,573)
                                                           ------------      ------------      ------------      ------------
   Ending units .............................                 5,452,520         2,284,768        15,326,127         9,693,126
                                                           ============      ============      ============      ============


                                                                      NSATSmCo                              NSATStrVal
                                                              2001                2000              2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................            (1,034,310)         (727,641)          (45,903)           (8,214)
   Realized gain (loss) on investments ......           (28,621,800)       24,547,309           273,493          (160,993)
   Change in unrealized gain (loss)
        on investments ......................            25,939,160       (17,611,031)         (449,820)         (274,204)
   Reinvested capital gains .................                    --                --                --                --
                                                       ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................            (3,716,950)        6,208,637          (222,230)         (443,411)
                                                       ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................            33,724,208        55,059,377           257,255         6,168,305
   Transfers between funds ..................            12,858,783        33,973,896           144,995           192,794
   Redemptions ..............................            (6,647,897)       (7,940,785)         (507,807)         (542,033)
   Annuity benefits .........................               (10,159)             (771)               --                --
   Annual contract maintenance charges
        (note 2) ............................                (1,895)             (491)             (180)              (45)
   Contingent deferred sales charges
        (note 2) ............................               (97,520)          (81,954)           (9,362)          (11,460)
   Adjustments to maintain reserves .........               (45,716)          (35,011)               25                98
                                                       ------------      ------------      ------------      ------------
     Net equity transactions ................            39,779,804        80,974,261          (115,074)        5,807,659
                                                       ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......            36,062,854        87,182,898          (337,304)        5,364,248
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................           227,220,649       102,053,313        22,067,980        14,280,866
                                                       ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......           263,283,503       189,236,211        21,730,676        19,645,114
                                                       ============      ============      ============      ============


CHANGES IN UNITS:
   Beginning units ..........................            14,358,244         7,226,899         2,045,137         1,453,492
                                                       ------------      ------------      ------------      ------------
   Units purchased ..........................            13,330,306         9,340,478         1,056,435           775,212
   Units redeemed ...........................           (11,059,677)       (4,416,354)       (1,061,370)         (246,331)
                                                       ------------      ------------      ------------      ------------
   Ending units .............................            16,628,873        12,151,023         2,040,202         1,982,373
                                                       ============      ============      ============      ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                                     NSATStMidCP                              NSATTotRe
                                                              2001                 2000               2001                2000
INVESTMENT ACTIVITY:
   Net investment income ....................           $    (918,090)          (754,587)          (820,175)        (1,096,610)
   Realized gain (loss) on investments ......             (26,750,967)        13,839,478        (10,183,274)         1,930,207
   Change in unrealized gain (loss)
        on investments ......................                 637,989        (11,699,387)       (37,239,482)        12,584,982
   Reinvested capital gains .................                      --                 --                 --                 --
                                                        -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................             (27,031,068)         1,385,504        (48,242,931)        13,418,579
                                                        -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners......................              20,673,279         64,210,374         65,813,955         97,663,246
   Transfers between funds ..................              (1,986,348)        34,485,467        (14,981,671)       (61,859,315)
   Redemptions ..............................              (5,215,507)        (4,237,688)       (21,951,952)       (17,696,601)
   Annuity benefits .........................                    (567)                --            (31,611)            (9,754)
   Annual contract maintenance charges
        (note 2) ............................                  (3,256)              (584)           (11,352)            (7,342)
   Contingent deferred sales charges
        (note 2) ............................                 (96,393)           (78,287)          (438,304)          (384,119)
   Adjustments to maintain reserves .........                 (98,320)               877              6,389           (198,835)
                                                        -------------      -------------      -------------      -------------
        Net equity transactions .............              13,272,888         94,380,159         28,405,454         17,507,280
                                                        -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......             (13,758,180)        95,765,663        (19,837,477)        30,925,859
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................             175,127,832         87,324,702        562,856,517        510,286,583
                                                        -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......           $ 161,369,652        183,090,365        543,019,040        541,212,442
                                                        =============      =============      =============      =============


CHANGES IN UNITS:
   Beginning units ..........................               9,594,512          4,077,933         45,824,388         40,239,355
                                                        -------------      -------------      -------------      -------------
   Units purchased ..........................               6,505,798          4,235,500          7,696,004          1,324,400
   Units redeemed ...........................              (5,823,823)          (204,648)        (5,247,072)           (46,571)
                                                        -------------      -------------      -------------      -------------
   Ending units .............................              10,276,487          8,108,785         48,273,320         41,517,184
                                                        =============      =============      =============      =============


                                                                    NSATGrFoc                            NBAMTGuard
                                                              2001           2000                  2001                2000
INVESTMENT ACTIVITY:
   Net investment income ....................                  (20,761)              --          (121,216)            21,169
   Realized gain (loss) on investments ......               (1,527,853)              --         1,549,014          1,291,945
   Change in unrealized gain (loss)
        on investments ......................                 (102,499)              --        (6,723,235)           297,781
   Reinvested capital gains .................                       --               --         5,751,271                 --
                                                         -------------    -------------     -------------      -------------
     Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................               (1,651,113)              --           455,834          1,610,895
                                                         -------------    -------------     -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................                1,088,931               --        16,595,243         13,976,304
   Transfers between funds ..................                4,334,852               --        10,298,022         (7,038,559)
   Redemptions ..............................                  (53,498)              --        (3,102,538)        (2,058,183)
   Annuity benefits .........................                       --               --              (369)                --
   Annual contract maintenance charges
        (note 2) ............................                      (40)              --            (1,257)              (835)
   Contingent deferred sales charges
        (note 2) ............................                     (520)              --           (65,147)           (34,258)
   Adjustments to maintain reserves .........                   (2,399)              --            (2,566)             1,002
                                                         -------------    -------------     -------------      -------------
        Net equity transactions .............                5,367,326               --        23,721,388          4,845,471
                                                         -------------    -------------     -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......                3,716,213               --        24,177,222          6,456,366
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................                1,883,451               --        82,603,102         64,797,339
                                                         -------------    -------------     -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......                5,599,664               --       106,780,324         71,253,705
                                                         =============    =============     =============      =============


CHANGES IN UNITS:
   Beginning units ..........................                  302,210               --         5,437,339          4,217,877
                                                         -------------    -------------     -------------      -------------
   Units purchased ..........................                2,052,776               --         3,515,148            652,402
   Units redeemed ...........................               (1,114,978)              --        (1,931,226)          (357,355)
                                                         -------------    -------------     -------------      -------------
   Ending units .............................                1,240,008               --         7,021,261          4,512,924
                                                         =============    =============     =============      =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                                     NBAMTMCGr                                NBAMTPart
                                                            2001                     2000            2001               2000
INVESTMENT ACTIVITY:
   Net investment income ....................           $  (1,497,080)          (915,144)          (169,579)           332,365
   Realized gain (loss) on investments ......             (30,558,104)        12,515,569         (4,075,761)        (4,197,663)
   Change in unrealized gain (loss)
        on investments ......................              (8,856,810)         1,961,063         (1,665,414)       (17,412,193)
   Reinvested capital gains .................                      --             56,886          4,244,734         19,587,870
                                                        -------------      -------------      -------------      -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................             (40,911,994)        13,618,374         (1,666,020)        (1,689,621)
                                                        -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................              49,027,798         79,795,622          8,518,501         14,038,387
   Transfers between funds ..................              (3,284,490)        51,138,196         (3,357,006)       (18,754,042)
   Redemptions ..............................              (8,265,705)        (4,305,695)        (3,468,150)        (3,077,350)
   Annuity benefits .........................                 (10,110)              (162)           (10,707)                --
   Annual contract maintenance charges
        (note 2) ............................                  (3,325)            (1,585)              (656)              (488)
   Contingent deferred sales charges
        (note 2) ............................                (146,175)           (87,288)           (71,108)           (76,415)
   Adjustments to maintain reserves .........                 (95,839)           (21,496)            (1,348)             1,580
                                                        -------------      -------------      -------------      -------------
        Net equity transactions .............              37,222,154        126,517,592          1,609,526         (7,868,328)
                                                        -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......              (3,689,840)       140,135,966            (56,494)        (9,557,949)
     CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................             285,159,537        104,083,991        120,192,455        127,598,102
                                                        -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......           $ 281,469,697        244,219,957        120,135,961        118,040,153
                                                        =============      =============      =============      =============


CHANGES IN UNITS:
   Beginning units ..........................              13,579,157          4,329,553         10,654,855         11,409,549
                                                        -------------      -------------      -------------      -------------
   Units purchased ..........................              12,846,448          5,923,554          2,933,037            900,122
   Units redeemed ...........................             (10,686,700)          (927,367)        (2,870,507)        (1,708,032)
                                                        -------------      -------------      -------------      -------------
   Ending units .............................              15,738,905          9,325,740         10,717,385         10,601,639
                                                        =============      =============      =============      =============


                                                                       OppAggGro                              OppCapAp
                                                                2001               2000                2001              2000
INVESTMENT ACTIVITY:
   Net investment income ....................                  1,166,300         (1,390,681)           131,885         (1,033,994)
   Realized gain (loss) on investments ......               (248,676,456)        36,933,669          5,459,606          7,153,747
   Change in unrealized gain (loss)
        on investments ......................                 74,487,490         (6,584,408)       (74,060,032)        (2,178,336)
   Reinvested capital gains .................                 50,386,308          9,393,044         41,530,597         15,691,996
                                                           -------------      -------------      -------------      -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................               (122,636,358)        38,351,624        (26,937,944)        19,633,413
                                                           -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners .....................                 71,135,860        124,508,311         91,438,298        105,577,639
   Transfers between funds ..................                (22,130,932)        87,150,827          6,074,083         41,139,894
   Redemptions ..............................                (13,147,144)        (7,557,701)       (16,268,825)        (6,551,100)
   Annuity benefits .........................                     (6,028)              (278)           (36,394)            (4,090)
   Annual contract maintenance charges
        (note 2) ............................                     (8,731)            (1,654)            (6,971)            (2,314)
   Contingent deferred sales charges
        (note 2) ............................                   (227,910)          (141,575)          (274,190)          (146,198)
   Adjustments to maintain reserves .........                    (96,491)           (15,009)           (17,263)          (137,052)
                                                           -------------      -------------      -------------      -------------
        Net equity transactions .............                 35,518,624        203,942,921         80,908,738        139,876,779
                                                           -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......                (87,117,734)       242,294,545         53,970,794        159,510,192
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ...........................                407,541,523        147,333,357        437,985,467        172,841,601
                                                           -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......                320,423,789        389,627,902        491,956,261        332,351,793
                                                           =============      =============      =============      =============


CHANGES IN UNITS:
   Beginning units ..........................                 22,357,403          7,360,964         25,624,577         10,136,550
                                                           -------------      -------------      -------------      -------------
   Units purchased ..........................                 30,593,989          8,985,214         10,148,491          9,205,132
   Units redeemed ...........................                (28,993,819)          (545,565)        (5,472,933)        (1,576,366)
                                                           -------------      -------------      -------------      -------------
   Ending units .............................                 23,957,573         15,800,613         30,300,135         17,765,316
                                                           =============      =============      =============      =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
 (UNAUDITED)

                                                        OppGlSec                              OppGrInc
                                                2001               2000                2001               2000
INVESTMENT ACTIVITY:
   Net investment income .............     $     (16,700)            (4,354)          (148,098)          (297,490)
   Realized gain (loss) on investments        (8,775,661)            68,533           (352,345)            95,404
   Change in unrealized gain (loss)
        on investments ...............        (3,078,301)            (5,426)       (22,986,437)        (8,118,271)
   Reinvested capital gains ..........         8,424,403                 --                 --          8,795,854
                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................        (3,446,259)            58,753        (23,486,880)           475,497
                                           -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
   contract owners ...................        43,109,268          2,634,958         77,786,047         99,018,312
   Transfers between funds ...........        34,015,681          2,428,519           (770,798)         9,295,420
   Redemptions .......................        (1,994,983)           (19,630)       (12,772,632)        (5,894,469)
   Annuity benefits ..................            (3,762)                --            (11,170)              (755)
   Annual contract maintenance charges
        (note 2) .....................               (93)                --             (2,531)              (788)
   Contingent deferred sales charges
        (note 2) .....................           (25,172)               (47)          (188,110)          (123,145)
Adjustments to maintain reserves .....           (17,809)           (14,477)          (155,969)           (34,389)
                                           -------------      -------------      -------------      -------------
        Net equity transactions ......        75,083,130          5,029,323         63,884,837        102,260,186
                                           -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY         71,636,871          5,088,076         40,397,957        102,735,683
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ....................        46,660,261                 --        330,697,072        141,609,841
                                           -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 118,297,132          5,088,076        371,095,029        244,345,524
                                           =============      =============      =============      =============


CHANGES IN UNITS:
   Beginning units ...................         4,293,665                 --         27,040,318         10,862,731
                                           -------------      -------------      -------------      -------------
   Units purchased ...................        57,924,017            562,103          8,393,070          7,806,701
   Units redeemed ....................       (49,949,119)           (57,894)        (3,189,862)          (268,134)
                                           -------------      -------------      -------------      -------------
   Ending units ......................        12,268,563            504,209         32,243,526         18,401,298
                                           =============      =============      =============      =============


                                                             StOpp2                             DrySRGro
                                                   2001                2000             2001             2000
INVESTMENT ACTIVITY:
   Net investment income .............            (353,270)           (12,995)        (1,453,419)        (1,058,293)
   Realized gain (loss) on investments            (675,704)            35,485            375,174             98,089
   Change in unrealized gain (loss)
        on investments ...............             (24,764)          (209,872)       (42,799,941)         7,577,904
   Reinvested capital gains ..........                  --                 --                 --                 --
                                             -------------      -------------      -------------      -------------
   Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................          (1,053,738)          (187,382)       (43,878,186)         6,617,700
                                             -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from
   contract owners ...................          39,985,223          2,654,456         35,367,073         93,121,887
   Transfers between funds ...........          30,724,051          7,301,917        (16,478,778)         9,760,009
   Redemptions .......................          (2,404,503)           (70,580)        (8,326,551)        (6,408,454)
   Annuity benefits ..................                  --                 --            (11,880)            (7,638)
   Annual contract maintenance charges
        (note 2) .....................                 (75)                --            (15,506)            (7,582)
   Contingent deferred sales charges
        (note 2) .....................             (19,375)            (1,038)          (193,177)          (128,429)
Adjustments to maintain reserves .....              23,794                (89)            48,169           (152,828)
                                             -------------      -------------      -------------      -------------
        Net equity transactions ......          68,309,115          9,884,666         10,389,350         96,176,965
                                             -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           67,255,377          9,697,284        (33,488,836)       102,794,665
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ....................          39,322,799                 --        288,625,128        166,642,026
                                             -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD          106,578,176          9,697,284        255,136,292        269,436,691
                                             =============      =============      =============      =============


CHANGES IN UNITS:
   Beginning units ...................           3,695,485                 --         19,733,997          9,959,873
                                             -------------      -------------      -------------      -------------
   Units purchased ...................           8,411,090          1,053,245          3,540,405          6,109,846
   Units redeemed ....................          (1,986,215)           (45,661)        (2,808,276)          (219,900)
                                             -------------      -------------      -------------      -------------
   Ending units ......................          10,120,360          1,007,584         20,466,126         15,849,819
                                             =============      =============      =============      =============

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                         UIFEmMkt                            UIFMidCapG
                                                 2001              2000              2001              2000
INVESTMENT ACTIVITY:
   Net investment income .............     $    (91,077)          (48,218)          (53,687)             (145)
   Realized gain (loss) on investments       (1,239,628)          269,917        (2,095,080)            3,883
   Change in unrealized gain (loss)
        on investments ...............        1,777,063           217,107           446,461            (1,929)
   Reinvested capital gains ..........               --                --                --                --
                                           ------------      ------------      ------------      ------------
   Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................          446,358           438,806        (1,702,306)            1,809
                                           ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
   contract owners ...................        1,790,337         2,845,332         5,432,184           173,036
   Transfers between funds ...........        3,562,043         1,215,164            28,698            99,228
   Redemptions .......................         (504,818)         (519,625)         (390,138)          (24,786)
   Annuity benefits ..................               --                --              (864)               --
   Annual contract maintenance charges
        (note 2) .....................             (142)              (45)              (11)               --
   Contingent deferred sales charges
        (note 2) .....................          (11,773)           (5,788)           (3,080)               --
   Adjustments to maintain reserves ..              514                45            (2,041)               (2)
                                           ------------      ------------      ------------      ------------
        Net equity transactions ......        4,836,161         3,535,083         5,064,748           247,476
                                           ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY         5,282,519         3,973,889         3,362,442           249,285
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ....................       17,291,284         6,712,494         7,784,354                --
                                           ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 22,573,803        10,686,383        11,146,796           249,285
                                           ============      ============      ============      ============


CHANGES IN UNITS:
   Beginning units ...................        1,404,273           665,923           829,291                --
                                           ------------      ------------      ------------      ------------
   Units purchased ...................        1,905,971           388,217         2,096,541            44,257
   Units redeemed ....................       (1,590,590)          (94,899)       (1,494,361)          (19,040)
                                           ------------      ------------      ------------      ------------
   Ending units ......................        1,719,654           959,241         1,431,471            25,217
                                           ============      ============      ============      ============



                                                              UIFUSRE                         VEWrldEMkt
                                                   2001              2000              2001              2000
INVESTMENT ACTIVITY:
   Net investment income .............           (376,826)          921,669          (217,213)         (230,591)
   Realized gain (loss) on investments            148,190          (921,676)         (396,068)          511,559
   Change in unrealized gain (loss)
        on investments ...............          5,628,346         3,820,155           577,949        (5,850,266)
   Reinvested capital gains ..........                 --                --                --                --
                                             ------------      ------------      ------------      ------------
   Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................          5,399,710         3,820,148           (35,332)       (5,569,298)
                                             ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
   contract owners ...................         12,656,137         9,894,546         3,831,427        19,317,969
   Transfers between funds ...........          9,307,279         5,650,297         1,874,507         1,605,722
   Redemptions .......................         (1,884,635)         (709,651)       (1,207,614)       (1,783,494)
   Annuity benefits ..................             (8,274)               --            (3,834)              (36)
   Annual contract maintenance charges
        (note 2) .....................               (207)              (27)             (453)             (167)
   Contingent deferred sales charges
        (note 2) .....................            (31,446)          (10,469)          (31,046)          (39,525)
   Adjustments to maintain reserves ..              7,178               188           (10,005)           (6,557)
                                             ------------      ------------      ------------      ------------
        Net equity transactions ......         20,046,032        14,824,884         4,452,982        19,093,912
                                             ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          25,445,742        18,645,032         4,417,650        13,524,614
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ....................         65,605,966        21,151,811        32,332,569        34,675,769
                                             ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD          91,051,708        39,796,843        36,750,219        48,200,383
                                             ============      ============      ============      ============


CHANGES IN UNITS:
   Beginning units ...................          5,684,631         2,410,127         3,907,641         2,765,675
                                             ------------      ------------      ------------      ------------
   Units purchased ...................          5,406,767         1,674,225        13,998,935         1,320,306
   Units redeemed ....................         (3,830,847)         (192,836)      (13,597,570)         (123,293)
                                             ------------      ------------      ------------      ------------
   Ending units ......................          7,260,551         3,891,516         4,309,006         3,962,688
                                             ============      ============      ============      ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                        VEWrldHAs                             VVIFDStk
                                                   2001              2000              2001              2000
INVESTMENT ACTIVITY:
   Net investment income .............     $     37,099            34,494           (69,346)              636
   Realized gain (loss) on investments          301,408           415,735             2,367             7,198
   Change in unrealized gain (loss)
        on investments ...............       (1,089,624)         (360,321)          484,835          (136,371)
   Reinvested capital gains ..........               --                --                --                --
                                           ------------      ------------      ------------      ------------
   Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................         (751,117)           89,908           417,856          (128,537)
                                           ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners ..............        1,322,858         1,881,181         4,854,312         2,778,270
   Transfers between funds ...........        3,791,255         1,450,211           184,643            99,988
   Redemptions .......................         (413,565)         (440,807)         (671,949)       (1,264,207)
   Annuity benefits ..................               --                --                --                --
   Annual contract maintenance charges
        (note 2) .....................              (62)              (25)               --                --
   Contingent deferred sales charges
        (note 2) .....................           (6,263)          (14,647)           (9,995)           (1,575)
   Adjustments to maintain reserves ..            1,105            (5,904)             (657)           11,545
                                           ------------      ------------      ------------      ------------
        Net equity transactions ......        4,695,328         2,870,009         4,356,354         1,624,021
                                           ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY         3,944,211         2,959,917         4,774,210         1,495,484
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ....................        9,748,397         6,781,015        12,900,877         4,037,578
                                           ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 13,692,608         9,740,932        17,675,087         5,533,062
                                           ============      ============      ============      ============


CHANGES IN UNITS:
   Beginning units ...................        1,025,478           823,965         1,212,730           300,753
                                           ------------      ------------      ------------      ------------
   Units purchased ...................        5,972,171           715,394           503,677           420,133
   Units redeemed ....................       (5,510,518)         (383,866)          (71,677)          (54,071)
                                           ------------      ------------      ------------      ------------
   Ending units ......................        1,487,131         1,155,493         1,644,730           666,815
                                           ============      ============      ============      ============

                                                             VVIFInvQBd                       VVIFSmCoOpp
                                                     2001              2000              2001              2000
INVESTMENT ACTIVITY:
   Net investment income .............             47,663            49,325            (5,073)            1,318
   Realized gain (loss) on investments              6,607            (7,346)           11,470              (202)
   Change in unrealized gain (loss)
        on investments ...............             (6,807)           19,402            19,160           125,758
   Reinvested capital gains ..........                 --                --                --                --
                                             ------------      ------------      ------------      ------------
   Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................             47,463            61,381            25,557           126,874
                                             ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
        contract owners ..............             81,423           564,935           453,145           196,580
   Transfers between funds ...........                 --          (340,433)           16,133             6,126
   Redemptions .......................           (133,647)       (1,018,984)          (87,755)       (1,005,406)
   Annuity benefits ..................                 --                --                --                --
   Annual contract maintenance charges
        (note 2) .....................                 --                --                --                --
   Contingent deferred sales charges
        (note 2) .....................               (810)             (554)           (6,086)             (148)
   Adjustments to maintain reserves ..               (335)          (38,936)              422           (76,783)
                                             ------------      ------------      ------------      ------------
        Net equity transactions ......            (53,369)         (833,972)          375,859          (879,631)
                                             ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              (5,906)         (772,591)          401,416          (752,757)
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ....................          2,258,589         1,732,332         2,333,115         1,371,139
                                             ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD           2,252,683           959,741         2,734,531           618,382
                                             ============      ============      ============      ============


CHANGES IN UNITS:
   Beginning units ...................            105,232            73,535            95,770            37,943
                                             ------------      ------------      ------------      ------------
   Units purchased ...................              7,432           132,560            42,383         1,200,325
   Units redeemed ....................            (12,091)          (12,433)           (8,691)       (1,080,146)
                                             ------------      ------------      ------------      ------------
   Ending units ......................            100,573           193,662           129,462           158,122
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                 WRAsStrat                WRBal                WRBond                WRCoreEq
                                              2001       2000        2001      2000        2001      2000         2001      2000
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (61,121)     --       (53,234)     --       (51,392)     --       (213,183)     --
  Realized gain (loss) on investments              (6)     --        (3,114)     --         1,557      --             --      --
  Change in unrealized gain (loss)
   on investments ....................       (506,797)     --      (163,403)     --        62,411      --     (1,891,969)     --
  Reinvested capital gains ...........             --      --            --      --            --      --             --      --
                                         ------------    ----    ----------    ----    ----------    ----    -----------    ----
   Net increase (decrease) in contract
   owners' equity resulting from
   operations ........................       (567,924)     --      (219,751)     --        12,576      --     (2,105,152)     --
                                         ------------    ----    ----------    ----    ----------    ----    -----------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................     26,949,285      --    25,834,545      --    25,755,182      --    104,954,466      --
  Transfers between funds ............        405,784      --       378,196      --       229,755      --      1,398,672      --
  Redemptions ........................       (276,003)     --       (85,394)     --      (256,898)     --     (1,291,886)     --
  Annuity benefits ...................             --      --            --      --            --      --             --      --
  Annual contract maintenance charges
   (note 2) ..........................             --      --            --      --            --      --             --      --
  Contingent deferred sales charges
   (note 2) ..........................         (4,302)     --        (1,282)     --        (3,876)     --        (15,116)     --
  Adjustments to maintain reserves ...           (423)     --           845      --         1,503      --         (2,391)     --
                                         ------------    ----    ----------    ----    ----------    ----    -----------    ----
   Net equity transactions ...........     27,074,341      --    26,126,910      --    25,725,666      --    105,043,745      --
                                         ------------    ----    ----------    ----    ----------    ----    -----------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY      26,506,417      --    25,907,159      --    25,738,242      --    102,938,593      --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         19,241      --         4,873      --        12,107      --         20,210      --
                                         ------------    ----    ----------    ----    ----------    ----    -----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 26,525,658      --    25,912,032      --    25,750,349      --    102,958,803      --
                                         ============    ====    ==========    ====    ==========    ====    ===========    ====

CHANGES IN UNITS:
  Beginning units ....................          1,854      --           476      --         1,184      --          1,979      --
                                         ------------    ----    ----------    ----    ----------    ----    -----------    ----
  Units purchased ....................      2,847,246      --     2,651,156      --     2,513,752      --     11,605,549      --
  Units redeemed .....................        (38,784)     --       (10,761)     --       (48,942)     --       (182,322)     --
                                         ------------    ----    ----------    ----    ----------    ----    -----------    ----
  Ending units .......................      2,810,316      --     2,640,871      --     2,465,994      --     11,425,206      --
                                         ============    ====    ==========    ====    ==========    ====    ===========    ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                 WRGrowth                WRHIP                 WRInt                WRLBP
                                              2001      2000         2001     2000         2001     2000        2001     2000
INVESTMENT ACTIVITY:
  Net investment income .............   $   (197,129)     --       (27,529)     --       (29,988)     --       (3,739)     --
  Realized gain (loss) on investments              2      --            55      --            (1)     --           64      --
  Change in unrealized gain (loss)
   on investments ...................       (376,464)     --      (110,198)     --      (576,083)     --       17,555      --
  Reinvested capital gains ..........             --      --            --      --            --      --           --      --
                                        ------------    ----    ----------    ----    ----------    ----    ---------    ----
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................       (573,591)     --      (137,672)     --      (606,072)     --       13,880      --
                                        ------------    ----    ----------    ----    ----------    ----    ---------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................     98,637,550      --    15,087,193      --    15,446,104      --    1,759,646      --
  Transfers between funds ...........        822,731      --       229,418      --        47,846      --        1,275      --
  Redemptions .......................       (614,586)     --       (52,482)     --      (245,877)     --       (4,187)     --
  Annuity benefits ..................             --      --            --      --            --      --           --      --
  Annual contract maintenance charges
   (note 2) .........................             --      --            --      --            --      --           --      --
  Contingent deferred sales charges
   (note 2) .........................         (6,036)     --          (640)     --        (2,479)     --           --      --
  Adjustments to maintain reserves ..            266      --         1,284      --            17      --          155      --
                                        ------------    ----    ----------    ----    ----------    ----    ---------    ----
     Net equity transactions ........     98,839,925      --    15,264,773      --    15,245,611      --    1,756,889      --
                                        ------------    ----    ----------    ----    ----------    ----    ---------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY     98,266,334      --    15,127,101      --    14,639,539      --    1,770,769      --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................         14,250      --            --      --         2,618      --           --      --
                                        ------------    ----    ----------    ----    ----------    ----    ---------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD   $ 98,280,584      --    15,127,101      --    14,642,157      --    1,770,769      --
                                        ============    ====    ==========    ====    ==========    ====    =========    ====

CHANGES IN UNITS:
  Beginning units ...................          1,408      --            --      --           258      --           --      --
                                        ------------    ----    ----------    ----    ----------    ----    ---------    ----
  Units purchased ...................     10,988,594      --     1,436,417      --     1,718,065      --      168,037      --
  Units redeemed ....................       (106,325)     --        (8,487)     --       (40,089)     --         (397)     --
                                        ------------    ----    ----------    ----    ----------    ----    ---------    ----
  Ending units ......................     10,883,677      --     1,427,930      --     1,678,234      --      167,640      --
                                        ============    ====    ==========    ====    ==========    ====    =========    ====

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    WRMMP              WRSciTech              WRSmCap                WRVP
                                             2001        2000        2001      2000        2001      2000        2001      2000
INVESTMENT ACTIVITY:
  Net investment income ..............   $    101,689      --       (58,143)     --       (64,364)     --       (2,257)     --
  Realized gain (loss) on investments              --      --          (873)     --           (38)     --           --      --
  Change in unrealized gain (loss)
   on investments ....................             --      --      (137,184)     --     2,229,758      --       (8,652)     --
  Reinvested capital gains ...........             --      --            --      --            --      --           --      --
                                         ------------    ----    ----------    ----    ----------    ----    ---------    ----
   Net increase (decrease) in contract
     owners' equity resulting from
     operations ......................        101,689      --      (196,200)     --     2,165,356      --      (10,909)     --
                                         ------------    ----    ----------    ----    ----------    ----    ---------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................     24,184,324      --    27,677,910      --    31,374,197      --    4,113,381      --
  Transfers between funds ............     (4,346,749)     --       344,010      --       306,529      --      182,534      --
  Redemptions ........................       (127,029)     --      (320,061)     --      (289,104)     --           --      --
  Annuity benefits ...................             --      --            --      --            --      --           --      --
  Annual contract maintenance charges
   (note 2) ..........................             --      --            --      --            --      --           --      --
  Contingent deferred sales charges
   (note 2) ..........................             --      --        (3,844)     --        (3,300)     --           --      --
  Adjustments to maintain reserves ...          1,089      --          (752)     --         6,118      --       (2,081)     --
                                         ------------    ----    ----------    ----    ----------    ----    ---------    ----
     Net equity transactions .........     19,711,635      --    27,697,263      --    31,394,440      --    4,297,996      --
                                         ------------    ----    ----------    ----    ----------    ----    ---------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY      19,813,324      --    27,501,063      --    33,559,796      --    4,287,087      --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --      --         5,888      --         2,671      --           --      --
                                         ------------    ----    ----------    ----    ----------    ----    ---------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 19,813,324      --    27,506,951      --    33,562,467      --    4,287,087      --
                                         ============    ====    ==========    ====    ==========    ====    =========    ====

CHANGES IN UNITS:
  Beginning units ....................             --      --           607      --           265      --           --      --
                                         ------------    ----    ----------    ----    ----------    ----    ---------    ----
  Units purchased ....................      2,397,753      --     3,323,766      --     3,297,290      --      431,794      --
  Units redeemed .....................       (455,180)     --       (42,792)     --       (47,810)     --          (30)     --
                                         ------------    ----    ----------    ----    ----------    ----    ---------    ----
  Ending units .......................      1,942,573      --     3,281,581      --     3,249,745      --      431,764      --
                                         ============    ====    ==========    ====    ==========    ====    =========    ====

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2001 AND 2000
                                   (UNAUDITED)

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

               American Century VP - American Century VP Income & Growth (ACVPIncGr)

               American Century VP - American Century VP International
               (ACVPInt)

               American Century VP - American Century VP Value
               (ACVPValue)

          Portfolios of the Credit Suisse Warburg Pincus Trust;

               Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio (CSWPGPV)

               Credit Suisse Warburg Pincus Trust - International Equity Portfolio (CSWPIntEq)

               Credit Suisse Warburg Pincus Trust - Value Portfolio (CSWVP)

          Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

               Dreyfus IP - European Equity Portfolio (DryEuroEq)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);

               Dreyfus VIF - Appreciation Portfolio (DryAp)

          Federated Quality Bond Fund II (FedQualBd)

          Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);

               Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)

               Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)

               Fidelity(R) VIP - High Income Portfolio - Service Class
               (FidVIPHIS)

               Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)

          Portfolio of the Fidelity(R) Variable Insurance Products Fund II (Fidelity VIP-II);

               Fidelity(R) VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

          Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity VIP-III);

               Fidelity(R) VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

         Portfolios of the Janus Aspen Series;

               Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)

               Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)

               Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)

          Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

               Nationwide(R) Separate Account Trust - Capital Appreciation Fund (NSATCapAp)

               Nationwide(R) Separate Account Trust - Dreyfus NSAT Mid Cap Index Fund (NSATMidCapIx)

               Nationwide(R) Separate Account Trust - Federated NSAT Equity Income Fund (NSATEqInc)

               Nationwide(R) Separate Account Trust - Federated NSAT High Income Bond Fund (NSATHIncBd)

               Nationwide(R) Separate Account Trust - Gartmore NSAT Emerging Markets Fund (NSATEmMkt)

               Nationwide(R) Separate Account Trust - Gartmore NSAT Global Technology & Communications Fund (NSATGlobTC)

               Nationwide(R) Separate Account Trust - Gartmore NSAT International Growth Fund (NSATIntGr)

               Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)

               Nationwide(R) Separate Account Trust - J.P. Morgan NSAT Balanced Fund (NSATBal)

               Nationwide(R) Separate Account Trust - MAS NSAT Multi Sector Bond Fund (NSATMSecBd)

               Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)

               Nationwide(R) Separate Account Trust - Nationwide(R) Global 50 Fund (NSATGlob50)

               Nationwide(R) Separate Account Trust - Nationwide(R) Small Cap Growth Fund (NSATSmCapG)

               Nationwide(R) Separate Account Trust - Nationwide(R) Small Cap Value Fund (NSATSmCapV)

               Nationwide(R) Separate Account Trust - Nationwide(R) Small Company Fund (NSATSmCo)

               Nationwide(R) Separate Account Trust - Nationwide(R) Strategic Value Fund (NSATStrVal)

               Nationwide(R) Separate Account Trust - Strong NSAT Mid Cap Growth Fund (NSATStMidCp)

               Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)

               Nationwide(R) Separate Account Trust - Turner NSAT Growth Focus Fund (NSATGrFoc)

          Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

               Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)

               Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)

               Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

          Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

               Oppenheimer Aggressive Growth Fund / VA (OppAggGro)

               Oppenheimer Capital Appreciation Fund / VA (OppCapAp)
                    (formerly Oppenheimer VAF - Growth Fund)

               Oppenheimer Global Securities Fund / VA (OppGlSec)

               Oppenheimer Main Street Growth & Income Fund / VA (OppGrInc)
                    (formerly Oppenheimer VAF - Growth & Income Fund)

          Strong Opportunity Fund II, Inc. (StOpp2)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

          The Universal Institutional Funds, Inc. (TheUIF);

               The UIF - Emerging Markets Debt Portfolio (UIFEmMkt)

               The UIF - Mid Cap Growth Portfolio (UIFMidCapG)

               The UIF - U.S. Real Estate Portfolio (UIFUSRE)

          Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

               Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

               Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

     Portfolio of the Victory Variable Insurance Funds (Victory VIF);

               Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk)

               Victory VIF - Investment Quality Bond Fund Class A Shares (VVIFInvQBd)

               Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)

     Portfolios of the Wadell & Reed: W & R Target Funds, Inc. - (W & R Target Funds);

               W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)

               W & R Target Funds, Inc. - Balanced Portfolio (WRBal)

               W & R Target Funds, Inc. - Bond Portfolio (WRBond)

               W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)

               W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)

               W & R Target Funds, Inc. - High Income Portfolio (WRHIP)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

          W & R Target Funds, Inc. - International Portfolio (WRInt)

          W & R Target Funds, Inc. - Limited Term Bond Portfolio (WRLBP)

          W & R Target Funds, Inc. - Money Market Portfolio (WRMMP)

          W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)

          W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

          W & R Target Funds, Inc. - Value Portfolio (WRVP)

     At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

     The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

     (a)  Sales Charges

          The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

          On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

          No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

(b)  Mortality and Expense Risk Charges

          The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

          For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

          For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

          For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

          For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

          For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

          The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

The following table provides mortality, expense and administration charges by asset fee rates for the six-month period ended June 30, 2001:

                      Total      ACVPIncGr        ACVPInt      ACVPValue       CSWPGPV
                      -----      ---------        -------      ---------       -------
0.95% .....     $18,865,481        431,953        497,735        254,439        35,257
1.00% .....      11,624,536        253,037        270,646        110,789        14,158
1.05% .....       2,204,578         45,342         51,973         24,322         5,587
1.10% .....       1,066,901         15,352         19,948         10,461           403
1.15% .....         384,785          4,119          6,429          3,192             6
1.20% .....       8,432,224        178,726        306,703        105,730         5,316
1.25% .....         615,053         21,153         16,305         12,732            89
1.30% .....       2,412,441         49,042         71,590         58,292           399
1.35% .....         449,709         29,872         12,822          7,716           206
1.40% .....         246,948          9,818          5,519          4,379           150
1.45% .....         133,535          3,577          2,767          2,470            --
1.50% .....         422,964          9,782         14,746          6,558            --
1.55% .....          67,691          1,295          3,702            882            --
1.60% .....          20,242            385            558            273            --
1.65% .....         156,087          3,234          4,293          2,755             4
1.70% .....          30,815            415            400            105            --
1.75% .....          37,907            680            273            998            --
1.80% .....          47,397            782            451            781            --
1.85% .....           1,052             --             --             --            --
1.90% .....           2,163             --             --             42            --
1.95% .....              40             --             --             --            --
2.00% .....              85             --             23             --            --
2.10% .....             182             --             --             --            --
0.95% EV ..     $ 6,853,009        101,663        143,382         86,062            --
1.00% EV ..       5,355,759         85,213         96,891         77,549            --
1.05% EV ..         552,728          9,439         10,757          7,139            --
1.10% EV ..       1,136,139         13,909         26,933         15,831            --
1.15% EV ..         469,728         14,313          9,089          4,629            --
1.20% EV ..         337,804          5,149          7,545          3,623            --
1.25% EV ..         362,460          6,099          5,633          1,575            --
1.30% EV ..          42,560            303            411            703            --
1.35% EV ..          40,987            437            348            746            --
1.40% EV ..         216,314          3,453          3,064          3,734            --
1.45% EV ..          79,610          1,289          1,985          1,487            --
1.50% EV ..          95,662            981          4,910          1,786            --
1.55% EV ..          89,650          1,149            812          1,535            --
1.60% EV ..          43,384            473            407          1,316            --
1.65% EV ..          27,937             98             75            445            --
1.70% EV ..          24,898             32            283            544            --
1.75% EV ..          11,646            147            181            179            --

Continued           Total      ACVPIncGr        ACVPInt      ACVPValue       CSWPGPV
---------           -----      ---------        -------      ---------       -------
1.80% EV ..         1,980             21             28              2            --
1.85% EV ..         2,417             14             --            262            --
1.90% EV ..           580             10              9             --            --
1.95% EV ..            91             --              4             --            --
2.00% EV ..           117             --             --             --            --
2.10% EV ..            12             --             --             --            --
              -----------      ---------      ---------        -------        ------
      Total   $62,968,288      1,302,756      1,599,630        816,063        61,575
              ===========      =========      =========        =======        ======

               CSWPIntEq          CSWVP      DryEuroEq       DryStkIx         DryAp
               ---------          -----      ---------       --------         -----
0.95% .....     $ 60,320         51,858         24,102      2,331,938       358,010
1.00% .....       26,753         25,561         12,630      1,526,840       211,511
1.05% .....        6,339          8,464          1,868        267,716        58,607
1.10% .....          249            495            768        137,689        20,881
1.15% .....          161            314            481         49,169         6,489
1.20% .....       17,473         14,232         31,460        705,706       107,624
1.25% .....        1,319            938          1,810         63,438        10,911
1.30% .....          897          1,586          3,808        229,549        28,978
1.35% .....          268          1,124            836         48,371         4,204
1.40% .....           57            613            511         28,869         4,098
1.45% .....           43             99            191         15,221         1,120
1.50% .....          375            919          1,028         33,806         5,902
1.55% .....           --            205            229          4,371           483
1.60% .....           18             --            363          1,954            43
1.65% .....           95             41            587         11,993         1,634
1.70% .....           --            201             68          3,816           422
1.75% .....           --             23             --          1,256           157
1.80% .....           --            106            191          1,403           774
1.85% .....           --             --             --            111            --
1.90% .....           --             --             --             76             9
1.95% .....           --             --             --              5            --
2.00% .....           --             --             --             --            --
2.10% .....           --             --             --             56             1
0.95% EV ..          $--          4,053         16,201        490,613        51,765
1.00% EV ..           --          2,666         14,818        402,347        30,756
1.05% EV ..           --            140          1,016         37,478         3,780
1.10% EV ..           --             53          1,677         82,375         9,485
1.15% EV ..           --            380            609         36,633         2,789
1.20% EV ..           --             61            673         24,762         4,619
1.25% EV ..           --             --            566         49,590         3,789
1.30% EV ..           --             27             59          3,793           360
1.35% EV ..           --             40             89          2,134           445
1.40% EV ..           --             16             69         10,636         1,013
1.45% EV ..           --             14             75          5,157           479
1.50% EV ..           --             --             46         10,862           719
1.55% EV ..           --             --            710          6,515           682

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued      CSWPIntEq          CSWVP      DryEuroEq       DryStkIx         DryAp
---------      ---------          -----      ---------       --------         -----
1.60% EV              --             --          1,619          3,212           683
1.65% EV              --             --            174          1,305           564
1.70% EV              --             --             35          1,691           518
1.75% EV              --             --             40          1,079           175
1.80% EV              --             --             14             46            31
1.85% EV              --              4             10             99            49
1.90% EV              --             --             --             65            21
1.95% EV              --             --             --             10            10
2.00% EV              --             --             --             25            --
2.10% EV              --             --             --              2            --
                --------        -------        -------      ---------       -------
     Total      $114,367        114,233        119,431      6,633,782       934,590
                ========        =======        =======      =========       =======

               FedQualBd      FidVIPEIS      FidVIPGrS      FidVIPHIS     FidVIPOvS
               ---------      ---------      ---------      ---------     ---------
0.95%           $122,722        983,481      1,562,371        369,987       237,652
1.00%             60,255        674,761      1,079,001        208,873       110,804
1.05%             16,805        160,745        175,121         66,875        27,492
1.10%              8,380         40,137        102,136         15,634         8,408
1.15%              3,533         14,317         35,700          3,489         1,815
1.20%            100,967        304,719        717,528        128,453       170,737
1.25%              7,812         32,616         57,950          9,510         7,312
1.30%             36,687         92,294        215,399         31,207        30,849
1.35%              8,424         16,026         31,809          8,650         4,951
1.40%              6,790          6,719         20,041          3,918         2,090
1.45%              1,182          5,055         11,381          1,065         1,197
1.50%              2,613         15,310         37,063          3,594         3,398
1.55%                552          1,664          5,296            632           657
1.60%                476            606          1,636            158           244
1.65%              1,265          7,800         19,207          1,691         3,169
1.70%                114            965          3,037            202           502
1.75%                133            674          4,440            349           198
1.80%                335          1,740          2,560            118           384
1.85%                101             15             18             98            29
1.90%                 71             97            141             78            27
1.95%                 --              5              5             --            --
2.00%                 --             --             --             --            --
2.10%                 --             --              7             --            --
0.95% EV        $ 82,659        319,292        640,152         82,392        54,142
1.00% EV          57,701        208,709        451,977         56,025        40,207
1.05% EV           9,034         23,288         48,463         13,055         3,034
1.10% EV          18,798         35,863         84,899         13,691         7,333
1.15% EV           9,867         20,914         36,601          5,395         5,065
1.20% EV           4,882          8,329         30,021          3,711         2,663
1.25% EV           1,876          6,373         68,972          2,701           882

Continued      FedQualBd      FidVIPEIS      FidVIPGrS      FidVIPHIS     FidVIPOvS
---------      ---------      ---------      ---------      ---------     ---------
1.30% EV             566            848          2,769            860           282
1.35% EV             152          2,878          1,836            550            97
1.40% EV           1,413          5,803         11,821          2,021         1,287
1.45% EV           1,116            661          6,857            450           505
1.50% EV             804          3,934          4,359          1,787         1,305
1.55% EV           1,423          2,382          5,862            587         1,004
1.60% EV           2,139            368          2,560             --           127
1.65% EV             756            714          2,855             36           133
1.70% EV             654            111          1,886            629            --
1.75% EV              67             32            702            110            94
1.80% EV              55            103             83              8            13
1.85% EV              39            108             42             33            --
1.90% EV              --             11             44              4            --
1.95% EV              --             --              9             --            --
2.00% EV              --             --             --             --            --
2.10% EV              --             --              1             --            --
                --------      ---------      ---------      ---------       -------
     Total      $573,218      3,000,467      5,484,618      1,038,626       730,088
                ========      =========      =========      =========       =======

              FidVIPConS    FidVIPGrOpS       JanCapAp    JanGlobTech      JanInGro
              ----------    -----------       --------    -----------      --------
0.95%         $1,054,643        328,496        374,367        214,279       300,728
1.00%            643,276        231,923        243,237        136,512       180,026
1.05%            107,326         42,911         32,259         16,573        22,074
1.10%             61,148          8,321         29,047         16,879        27,011
1.15%             16,298          2,362         15,948          8,808        13,476
1.20%            396,043         85,653        308,492        164,251       276,420
1.25%             30,809          7,978         21,776         13,750        16,310
1.30%             95,827         22,451        123,566         44,954        97,943
1.35%             19,023          3,976         21,604          9,883        11,758
1.40%              7,682          2,250         13,248          6,469         8,441
1.45%              4,567          1,645          4,656          2,577         3,346
1.50%             32,367          2,830         24,763         13,246        18,443
1.55%              4,203          1,702          3,311          1,379         1,988
1.60%                323             64          1,500            514         1,151
1.65%             10,079          1,531          8,261          3,630         6,113
1.70%              1,088            303          1,712            570         1,463
1.75%              2,293            894          2,522            350         2,170
1.80%              4,128            382          3,870            691         4,176
1.85%                 --             10             31             36             2
1.90%                 69             --             85             --            --
1.95%                  5             --             --              2            --
2.00%                 --             --             --             14            --
2.10%                 --             --             --             --            --
0.95% EV      $  269,482         41,584        455,089        252,864       334,784
1.00% EV         218,378         35,023        391,462        177,380       246,737
1.05% EV          19,851          3,827         37,519         23,315        31,017


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued     FidVIPConS    FidVIPGrOpS       JanCapAp    JanGlobTech      JanInGro
---------     ----------    -----------       --------    -----------      --------
1.10% EV          44,744          9,325         84,010         42,582        44,422
1.15% EV          19,129          3,633         36,750         20,736        24,680
1.20% EV          10,551          1,388         30,443         16,442        15,484
1.25% EV           7,946          1,807         18,014          7,337        12,309
1.30% EV           1,777            185          2,361            517         1,929
1.35% EV             801             67          3,207          1,060         2,253
1.40% EV           9,031          2,134         13,621          5,069        13,879
1.45% EV           3,095          1,540          7,362          2,640         4,079
1.50% EV           6,673            547          9,559          2,969         3,986
1.55% EV           3,104            818          6,159          4,164         3,982
1.60% EV           1,317            265          3,119          1,438         2,164
1.65% EV           1,275            120          2,153            859         2,233
1.70% EV             358            112          1,886            824         1,055
1.75% EV             857            308            538            450           568
1.80% EV             106              7             92             26            70
1.85% EV              20             10             75             47            58
1.90% EV              48             11             36             10            26
1.95% EV              --              4              9              3             4
2.00% EV              19             --              5              4             5
2.10% EV              --             --             --             --            --
              ----------        -------      ---------      ---------     ---------
     Total    $3,109,759        848,397      2,337,724      1,216,103     1,738,763
              ==========        =======      =========      =========     =========

               NSATCapAp   NSATMidCapIx      NSATEqInc     NSATHIncBd     NSATEmMkt
               ---------   ------------      ---------     ----------     ---------
0.95%           $451,526        156,242         74,146        127,386         2,808
1.00%            261,127         86,848         57,364         81,869         1,653
1.05%             48,742         17,048         11,471         24,389           156
1.10%             20,025          9,145          2,529          3,516           176
1.15%              8,424          3,293          3,253          1,604            24
1.20%             62,235         73,067         32,633         48,829         1,587
1.25%              8,116          5,851          2,289          2,490            36
1.30%             26,457         23,849          9,954         11,340           360
1.35%              3,911          5,422          1,702          2,974           200
1.40%              3,714          2,770            750          1,914            56
1.45%              1,602          1,026          1,012          1,274            16
1.50%              2,665          2,947          1,463          1,870             9
1.55%                684            590            194            518            14
1.60%                128            105            232             89            --
1.65%              2,041          1,319          1,201            918            31
1.70%                131            543          1,449             26            --
1.75%                169            197            291            150            --
1.80%                177            717              2            161            --
1.85%                 --             17             --             --            --
1.90%                 --             --             --             26            --

Continued      NSATCapAp   NSATMidCapIx      NSATEqInc     NSATHIncBd     NSATEmMkt
---------      ---------   ------------      ---------     ----------     ---------
1.95%                 --              4             --              3            --
2.00%                 --             --             --             --            --
2.10%                 --             --              1             --            --
0.95% EV        $ 34,428         83,210         27,779         31,459         1,231
1.00% EV          24,624         80,785         27,557         16,014           512
1.05% EV           1,542          7,721          7,140          3,825            36
1.10% EV           3,172         12,180          8,284          5,202           471
1.15% EV             924          4,947          3,644          3,464           289
1.20% EV           1,480          3,994          1,041          1,950            27
1.25% EV           2,599          3,639            767          1,061            27
1.30% EV              89            252             39            281            --
1.35% EV             139          1,118             48            107            70
1.40% EV             699          2,006            850          1,159            26
1.45% EV             110          2,003             89            378             6
1.50% EV              37            382            942            143            --
1.55% EV             124            409            673            155             5
1.60% EV              55          1,261             --            542            --
1.65% EV             149            443            140            146            24
1.70% EV              59            276             --             60            --
1.75% EV              --            280              1             19            --
1.80% EV              10             59              9             24            --
1.85% EV              --             56             --             10            --
1.90% EV               8             11             --             --            --
1.95% EV              --              1             --             --            --
2.00% EV              --             --             --             --            --
2.10% EV              --              2             --             --            --
                --------        -------        -------        -------         -----
     Total      $972,122        596,035        280,939        377,345         9,850
                ========        =======        =======        =======         =====

              NSATGlobTC      NSATIntGr      NSATGvtBd        NSATBal    NSATMSecBd
              ----------      ---------      ---------        -------    ----------
0.95%            $ 8,780          1,103        752,989        215,375       190,148
1.00%              6,223            278        499,710        129,869       106,491
1.05%                 88            100        118,090         28,876        29,722
1.10%              1,252             66         29,512         12,207         4,162
1.15%                403             60         14,665          3,729         5,397
1.20%              3,857          1,570        239,898         61,105        63,437
1.25%                187             89         16,355          6,281         3,925
1.30%                527          1,263         93,085         17,021        21,495
1.35%                 40             33         10,879          5,224         5,761
1.40%                 87             35          6,761          3,098         1,592
1.45%                181             20          4,074            649         1,465
1.50%                381             --          5,367          2,705         2,711
1.55%                378              7          2,605            400           156
1.60%                 10             --            592            124           634
1.65%                 13              1          4,226            727           705
1.70%                  3             --            350             36            55

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued     NSATGlobTC      NSATIntGr      NSATGvtBd        NSATBal    NSATMSecBd
---------     ----------      ---------      ---------        -------    ----------
1.75%                 --             --            594            286           405
1.80%                 --             --            576             57            77
1.85%                 --             --             --             49            34
1.90%                 --             66            272             --            39
1.95%                 --             --             --             --             3
2.00%                 --             --             --             --            --
2.10%                 --             --             56              1            --
0.95% EV         $ 6,437            444        175,555         47,069        56,062
1.00% EV           3,671             91         94,681         46,787        31,175
1.05% EV             331             --         21,410          5,377         6,630
1.10% EV             710             56         33,168         18,021         5,613
1.15% EV             211             38          9,396          3,888         3,688
1.20% EV             179             43          8,196          2,658         3,509
1.25% EV              61            344          6,918          1,007         2,169
1.30% EV              29             --            724            252         1,086
1.35% EV              22              9          5,139            222           360
1.40% EV              37             39          3,298          1,916         1,443
1.45% EV              --             20          1,137            736            62
1.50% EV               3             --          3,905            916           578
1.55% EV               7             --          1,071          1,441           251
1.60% EV              --             --            438            252           404
1.65% EV              17              1            291            254            34
1.70% EV              52             --            334            473           169
1.75% EV              --             --             15            163            14
1.80% EV              --             --             16             --            13
1.85% EV              --             --            240             21           126
1.90% EV              --             --             --             --            --
1.95% EV              --             --             --             --            --
2.00% EV              --             --             --             --            --
2.10% EV              --             --              2             --            --
                 -------          -----      ---------        -------       -------
     Total       $34,177          5,776      2,166,590        619,272       551,800
                 =======          =====      =========        =======       =======

               NSATMyMkt     NSATGlob50     NSATSmCapG     NSATSmCapV      NSATSmCo
               ---------     ----------     ----------     ----------      --------
0.95%         $1,093,830         83,141         83,212        456,324       425,258
1.00%            584,110         43,222         51,244        210,308       235,037
1.05%            127,118         10,227          8,389         47,414        40,095
1.10%             45,779          3,235          7,184         19,305        15,637
1.15%             19,770          1,033          3,013          6,340         6,492
1.20%          1,474,148         31,242         59,905        145,740       196,952
1.25%             37,203          3,116          4,170          7,073         9,454
1.30%            318,134         15,521         18,813         41,551        42,185
1.35%             46,698          1,782          4,231          8,174         8,540
1.40%             10,638            330          2,222          3,269         4,995

Continued      NSATMyMkt     NSATGlob50     NSATSmCapG     NSATSmCapV      NSATSmCo
---------      ---------     ----------     ----------     ----------      --------
1.45%              5,963            133          1,679          3,195         2,908
1.50%             34,148            654          3,909          6,892         9,909
1.55%              2,200            250          1,351          2,660         3,388
1.60%              1,250             55             71            364           223
1.65%             12,747            854          1,143          1,267         1,728
1.70%              3,429             87             20          1,572           425
1.75%                567             --          1,703          1,999           487
1.80%              1,475          1,080          1,115            392           225
1.85%                 --             --             --              5            --
1.90%                480             --             --            103            58
1.95%                 --             --             --             --             4
2.00%                 --             --              9             --            --
2.10%                 54             --             --             --            --
0.95% EV      $  625,425         12,737         71,873        135,692       135,531
1.00% EV         339,462          7,604         64,845         88,910        96,091
1.05% EV          42,815            523          5,701          7,970         8,890
1.10% EV          83,371          2,146         12,671         19,891        23,419
1.15% EV          24,273            566          7,212          5,203         3,942
1.20% EV          21,517            772          2,644          7,187         8,331
1.25% EV          18,571            138          4,053          4,718         4,414
1.30% EV           5,907             35            237          1,441           409
1.35% EV           2,422            105            278          2,395           592
1.40% EV          11,267          1,031          2,595          3,649         8,342
1.45% EV           7,026             90          1,120          1,461         1,342
1.50% EV           7,004             31            725          1,013         2,242
1.55% EV          14,772             60          1,149          2,019         1,826
1.60% EV           2,986              9            926          2,087           472
1.65% EV           2,149             65            483          1,266         1,297
1.70% EV           2,410             --            387            340           160
1.75% EV           1,591             24            320             13           122
1.80% EV             377              8             36             28            10
1.85% EV              64             --             20            264            44
1.90% EV              55             12              4             16            --
1.95% EV               5             --              4             --            --
2.00% EV              --             --             --             --            --
2.10% EV              --             --             --              2            --
              ----------        -------        -------      ---------     ---------
     Total    $5,033,210        221,918        430,666      1,249,512     1,301,476
              ==========        =======        =======      =========     =========

              NSATStrVal   NSATMidCapGr      NSATTotRe      NSATGrFoc    NBAMTGuard
              ----------   ------------      ---------      ---------    ----------
0.95%            $45,591        247,676      1,170,757          6,602       180,245
1.00%             31,684        152,763        779,351          2,648       114,446
1.05%              6,892         19,853        130,319            147        24,064
1.10%                582         18,457         63,128            689         8,715
1.15%                222          5,910         20,546            283         3,007
1.20%             12,898        107,621        139,861          1,928        62,547

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued         NSATStrVal    NSATMidCapGr    NSATTotRe     NSATGrFoc    NBAMTGuard
                  ----------    ------------    ---------     ---------    ----------
1.25% .........       1,217          9,893         20,065           74        4,031
1.30% .........       2,857         33,882         38,366        1,128       15,261
1.35% .........         633          4,613         10,825          440        3,665
1.40% .........         385          2,767          9,944           12        3,409
1.45% .........         300          1,361          8,360           82        1,236
1.50% .........       1,388          7,419         11,920           22        3,120
1.55% .........         189            870          1,556           --          858
1.60% .........          12            143            560           --          190
1.65% .........         127          1,311          3,432           12          821
1.70% .........          --             40            715           --           56
1.75% .........          --          2,627             19           --          439
1.80% .........          93             69            313           --          815
1.85% .........          --             17              5           --           --
1.90% .........          --              1             69           --           69
1.95% .........          --             --             --           --           --
2.00% .........          --             --             --           --           --
2.10% .........          --             --              3           --           --
0.95% EV ......    $  2,960         94,690        181,449        2,795       42,444
1.00% EV ......       4,644        147,940        147,232        3,536       32,955
1.05% EV ......         957          8,969         13,500           97        2,084
1.10% EV ......         235         17,563         26,250           65        5,554
1.15% EV ......          12          6,316          5,400           62        5,163
1.20% EV ......       1,138          6,020         10,420           30        2,204
1.25% EV ......          --          6,413          7,526           50        1,017
1.30% EV ......          27            940            845           21          477
1.35% EV ......          --            724            594           --          293
1.40% EV ......         278          4,074          6,821           14          997
1.45% EV ......          30          1,417          1,138           --          301
1.50% EV ......          --          1,317            686           --        1,373
1.55% EV ......          --          2,114          1,074           24          572
1.60% EV ......          --            963            483           --        1,156
1.65% EV ......          15            225            627           --           34
1.70% EV ......          26            758            148           --           76
1.75% EV ......          --            285             --           --           16
1.80% EV ......          --             15              1           --           28
1.85% EV ......          --             15              2           --           67
1.90% EV ......          --             20             --           --           --
1.95% EV ......          --              3             --           --           --
2.00% EV ......          --             16             --           --           --
2.10% EV ......          --             --             --           --           --
                   --------      ---------      ---------      -------      -------
  Total .......    $115,392        918,090      2,814,310       20,761      523,805
                   ========      =========      =========      =======      =======

                    NBAMTMCGr     NBAMTPart     OppAggGro       OppCapAp     OppGlSec
                    ---------     ---------     ---------       --------     --------
0.95% .........    $  403,878      259,501        580,232        754,926       85,554
1.00% .........       251,920      184,393        366,275        488,042       42,441
1.05% .........        47,807       32,670         55,879         78,232        5,617
1.10% .........        24,116        5,733         42,784         43,740        5,954
1.15% .........         8,986        1,603         16,147         18,711        2,920
1.20% .........       186,111       48,036        234,391        285,188      102,234
1.25% .........        15,009        4,856         22,017         29,752        5,148
1.30% .........        63,682       10,560         78,215         82,483       31,015
1.35% .........         7,012        3,344         13,398         19,254        5,674
1.40% .........         4,872          518          9,791         12,832        2,315
1.45% .........         2,416          558          5,980          8,422        2,286
1.50% .........        11,217          785         17,004         19,751        3,223
1.55% .........           964           49          4,987          1,066          293
1.60% .........           523            9          1,457            653           87
1.65% .........         3,692          394          5,148          5,701        1,100
1.70% .........         1,698            4            889          1,140           49
1.75% .........           969            4          2,185          3,543           11
1.80% .........           448           40          1,124          6,284        3,036
1.85% .........            --            5             49             95           79
1.90% .........            --           12             --             --           60
1.95% .........            --           --             --             --           --
2.00% .........            12           --             --             --           --
2.10% .........            --           --             --              3           --
0.95%  EV .....    $  190,629       22,857        225,232        242,805       77,943
1.00%  EV .....       168,673       28,944        255,278        362,928       54,998
1.05%  EV .....        15,899        1,106         22,658         20,278        7,107
1.10%  EV .....        32,296        4,678         36,715         49,783       10,386
1.15%  EV .....        15,502        1,710          9,888         13,734        3,667
1.20%  EV .....        11,008        1,404         13,248         15,933        3,674
1.25%  EV .....         6,571          767         13,031         42,425        6,006
1.30%  EV .....         1,181          406          1,306          1,829        1,375
1.35%  EV .....         1,216           46          1,422          1,369          336
1.40%  EV .....         5,009          960         11,841         11,430        1,229
1.45%  EV .....         3,243           32          3,473          3,376        1,824
1.50%  EV .....         2,240           22          2,841          2,154        2,456
1.55%  EV .....         3,094          145          3,374          2,881          463
1.60%  EV .....         1,935           61          1,346          1,096          269
1.65%  EV .....         1,187           79          1,657          1,317          232
1.70%  EV .....         1,261           52          1,226          1,999           29
1.75%  EV .....           695           28            338            290           --
1.80%  EV .....            26            9             46            108            5
1.85%  EV .....            58           --             46             92            1
1.90%  EV .....            17           13              5             15           --
1.95%  EV .....             8           --              3             10           --
2.00%  EV .....            --           --             --             --           --
2.10%  EV .....            --           --             --              2           --
                   ----------      -------      ---------      ---------      -------
    Total .....    $1,497,080      616,393      2,062,926      2,635,672      471,096
                   ==========      =======      =========      =========      =======


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                    OppGrInc        StOpp2       DrySRGro     MSEmMkt     MSMidCapG
                    --------        ------       --------     -------     ---------
0.95% .........    $  513,893       67,092        490,214      29,336       5,456
1.00% .........       334,855       49,361        310,470      12,740       3,023
1.05% .........        65,578        3,433         52,769       3,214         587
1.10% .........        28,508        6,595         69,887         739         760
1.15% .........        12,972        3,746         15,662         100         352
1.20% .........       243,358       67,403        134,997      15,897      17,337
1.25% .........        28,750        7,092         12,460         737       1,364
1.30% .........        87,986       23,620         35,807       1,385       1,360
1.35% .........        16,621        4,432          6,170         213         493
1.40% .........         8,354        1,110          4,677          34         225
1.45% .........         7,651          364          3,467          89          90
1.50% .........        21,054        5,132          9,080         557       4,652
1.55% .........         2,956           89          3,066         181          33
1.60% .........           598          269            370          --          25
1.65% .........         9,831        1,509          3,419         271         848
1.70% .........         1,345           19            963          --          61
1.75% .........           655        1,796          1,002          79          40
1.80% .........         4,610          445            281          65         161
1.85% .........           140           56             21          --          --
1.90% .........            39           32             73          --          --
1.95% .........             4           --             --          --          --
2.00% .........            --           --             27          --          --
2.10% .........            --           --             --          --          --
0.95%  EV .....    $  243,785       58,218        144,109      15,600       6,998
1.00%  EV .....       244,770      102,472        110,477       5,901       6,687
1.05%  EV .....        24,943        5,910         13,395         712         801
1.10%  EV .....        33,733       11,265         16,430         827         540
1.15%  EV .....        22,884        3,546         13,321         692          80
1.20%  EV .....        12,584        2,915         10,563         810         556
1.25%  EV .....         5,420        3,864          8,390         111          83
1.30%  EV .....         1,527          685            880          81         107
1.35%  EV .....         1,344          843            888          39          28
1.40%  EV .....        11,038        1,863          6,235         290         672
1.45%  EV .....         3,812          624          1,546          92         158
1.50%  EV .....         2,796        2,603          2,719         146          99
1.55%  EV .....         5,832        1,352          1,085          48          --
1.60%  EV .....           453           38            658           1          --
1.65%  EV .....         1,009           41            393           1           2
1.70%  EV .....         2,226           92            500          64          --
1.75%  EV .....         1,113           13            610          --           6
1.80%  EV .....           105           42             21          --           3
1.85%  EV .....            39            5             53          25          --
1.90%  EV .....            61           --             44          --          --
1.95%  EV .....             1           --             --          --          --
2.00%  EV .....            19           --             24          --          --
2.10%  EV .....            --           --             --          --          --
                   ----------      -------      ---------      ------      ------
    Total .....    $2,009,252      439,986      1,487,223      91,077      53,687
                   ==========      =======      =========      ======      ======

                      MSUSRE     VEWrldEMkt    VEWrldHAs   VVIFDStk    VPInvQBd
                      ------     ----------    ---------   --------    --------
0.95% .........      $123,900       67,899      23,127       1,320         --
1.00% .........        71,423       33,729       9,717       2,231         --
1.05% .........        12,837        7,228       2,181         180         --
1.10% .........         3,201        2,214         248       1,203         --
1.15% .........         1,305          488          89         209         --
1.20% .........        58,156       39,500      11,557      29,443      6,338
1.25% .........         3,241        1,884         846       1,470        310
1.30% .........        17,012        9,697       1,246           6         --
1.35% .........         2,888        1,534         691          --         --
1.40% .........         1,965        1,862         536         116         --
1.45% .........           456          783         236         697         --
1.50% .........         1,385        1,097         119         962        347
1.55% .........           256          132         179          27         --
1.60% .........           344          106          --          --         --
1.65% .........           333        1,173          24         317         67
1.70% .........           311           11           5          --         --
1.75% .........           134          141           5          --         --
1.80% .........           659           28          --          --         --
1.85% .........            29           --          --          --         --
1.90% .........            --           54          15          --         --
1.95% .........            --           --          --          --         --
2.00% .........            --           --          --          --         --
2.10% .........            --           --          --          --         --
0.95%  EV .....      $ 35,359       25,367       5,822       5,837         --
1.00%  EV .....        22,915       12,832       6,650      44,737         --
1.05%  EV .....         1,838        1,078         177         644         --
1.10%  EV .....         8,401        2,409         426       1,872         --
1.15%  EV .....         1,049          840          50       1,162         --
1.20%  EV .....         2,410          832         108         451         --
1.25%  EV .....           988          881         123       1,611         --
1.30%  EV .....           256          307          48         452         --
1.35%  EV .....           182          119          35          --         --
1.40%  EV .....         1,417          278          53         396         --
1.45%  EV .....           395          593         240         102         --
1.50%  EV .....           147          415           5          --         --
1.55%  EV .....           251          618          22         398         --
1.60%  EV .....           972          252         241         382         --
1.65%  EV .....            38          446           4          --         --
1.70%  EV .....            96          285          --         328         --
1.75%  EV .....            --           75          --          --         --
1.80%  EV .....            --           --          --          --         --
1.85%  EV .....           276           19           4          --         --
1.90%  EV .....            --            4          --          --         --
1.95%  EV .....            --            3          --          --         --
2.00%  EV .....            --           --          --          --         --
2.10%  EV .....             1           --          --          --         --
                     --------      -------      ------      ------      -----
    Total .....      $376,826      217,213      64,829      96,553      7,062
                     ========      =======      ======      ======      =====


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                 VVIFSmCoOpp  WRAsStrat     WRBal      WRBond      WRCoreEq
                 -----------  ---------     -----      ------      --------
0.95% .........    $  110       6,147       7,680       6,863       23,749
1.00% .........       225         650         700         707        2,044
1.05% .........        --         290         528         615        1,031
1.10% .........        15       3,864       2,572       2,023       11,609
1.15% .........        --         881         583         596        1,768
1.20% .........     3,493          82         169          47          377
1.25% .........       255         133         174         308          914
1.30% .........        --          --          --          --           --
1.35% .........        --          15          16           5           70
1.40% .........        --         424         300       1,246        1,798
1.45% .........       706         143          17         144          152
1.50% .........       165          30          15          11           38
1.55% .........        --         160          26           4          359
1.60% .........        --          18          --          14          167
1.65% .........       107           7           2           2           45
1.70% .........        --          --          --          --           --
1.75% .........        --          --          --          --           --
1.80% .........        --          --          --          --           --
1.85% .........        --          --          --          --           --
1.90% .........        --          --          --          --           --
1.95% .........        --          --          --          --           --
2.00% .........        --          --          --          --           --
2.10% .........        --          --          --          --           --
0.95%  EV .....    $  608      25,583      20,168      18,766       98,553
1.00%  EV .....     1,305       4,458       4,430       1,795       16,563
1.05%  EV .....       459         403         962         319        1,805
1.10%  EV .....       278       8,484       9,444      10,018       28,599
1.15%  EV .....        --       3,540       3,145       2,951        9,699
1.20%  EV .....        --         883         189         679        2,039
1.25%  EV .....       107         700         689       1,760        2,810
1.30%  EV .....         1          89          29         244          297
1.35%  EV .....        --          39         124          12          387
1.40%  EV .....        --       3,332         574         950        6,739
1.45%  EV .....        --         365          74         604          368
1.50%  EV .....        --          79           7          33          110
1.55%  EV .....        --          99         184          86          256
1.60%  EV .....       126          57         368         469          620
1.65%  EV .....        --          13           7          13           15
1.70%  EV .....        22          76          18           1           94
1.75%  EV .....        --          --          29          29           30
1.80%  EV .....        --          77          11          78           78
1.85%  EV .....        --          --          --          --           --
1.90%  EV .....        --          --          --          --           --
1.95%  EV .....        --          --          --          --           --
2.00%  EV .....        --          --          --          --           --
2.10%  EV .....        --          --          --          --           --
                   ------      ------      ------      ------      -------
    Total .....    $7,982      61,121      53,234      51,392      213,183
                   ======      ======      ======      ======      =======

                   WRGrowth       WRHIP       WRInt      WRLBP       WRMMP
                   --------       -----       -----      -----       -----
0.95% .........    $ 22,337       3,977       2,878        340       4,369
1.00% .........       2,017         172          96         --         160
1.05% .........       1,149         371         159         --         184
1.10% .........      10,017       2,445       1,288         98       1,746
1.15% .........       2,060         303         167         --         460
1.20% .........         445          23          41         --          42
1.25% .........         707         183         177         30         109
1.30% .........          --          --          --         --          --
1.35% .........          61          15          14          5         449
1.40% .........         990         494         297         --         717
1.45% .........          40          60           4         --          42
1.50% .........          47          --           4         --           9
1.55% .........         835          --         198         --          --
1.60% .........         142          --          97         --          17
1.65% .........          32           2           5         --          18
1.70% .........          --          --          --         --          --
1.75% .........          --          --          --         --          --
1.80% .........          --          --          --         --          --
1.85% .........          --          --          --         --          --
1.90% .........          --          --          --         --          --
1.95% .........          --          --          --         --          --
2.00% .........          --          --          --         --          --
2.10% .........          --          --          --         --          --
0.95%  EV .....    $ 92,314      10,818      13,063      2,289      16,632
1.00%  EV .....      16,027       1,825       2,762         75      16,217
1.05%  EV .....       1,035         275         159         --       2,376
1.10%  EV .....      25,445       2,933       4,754        583       3,237
1.15%  EV .....       9,045       2,618       1,371        208       3,032
1.20%  EV .....       1,600         397         266         14         824
1.25%  EV .....       3,454          19         202         17         386
1.30%  EV .....         408          80          --         --          --
1.35%  EV .....         353          10         152         --          --
1.40%  EV .....       5,403         113       1,345         --       2,917
1.45%  EV .....         643          76         129         --          55
1.50%  EV .....          43          27           9         --         110
1.55%  EV .....         236         114         144         71           8
1.60%  EV .....         133         174         180         --          --
1.65%  EV .....          17          --          --         --          --
1.70%  EV .....          89          --          27          9          --
1.75%  EV .....          --          --          --         --          --
1.80%  EV .....           5           5          --         --          --
1.85%  EV .....          --          --          --         --          --
1.90%  EV .....          --          --          --         --          --
1.95%  EV .....          --          --          --         --          --
2.00%  EV .....          --          --          --         --          --
2.10%  EV .....          --          --          --         --          --
                   --------      ------      ------      -----      ------
    Total .....    $197,129      27,529      29,988      3,739      54,116
                   ========      ======      ======      =====      ======


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                   WRSciTech     WRSmCap      WRVP
                   ---------     -------      ----
0.95% .........     $ 6,161       6,613        452
1.00% .........         122         185         --
1.05% .........         234         206         --
1.10% .........       3,909       2,703        282
1.15% .........         527         560         16
1.20% .........         138         119          9
1.25% .........         306         375         13
1.30% .........          --          --         --
1.35% .........          30          35         --
1.40% .........         411         638         16
1.45% .........           6          29          2
1.50% .........          14          14         10
1.55% .........         204         208         --
1.60% .........         144         133         21
1.65% .........          14          14          6
1.70% .........          --          --         --
1.75% .........          --          --         --
1.80% .........          --          --         --
1.85% .........          --          --         --
1.90% .........          --          --         --
1.95% .........          --          --         --
2.00% .........          --          --         --
2.10% .........          --          --         --
0.95%  EV .....     $27,041      30,324        840
1.00%  EV .....       4,031       5,054         --
1.05%  EV .....         251         468         --
1.10%  EV .....       8,576       9,655        400
1.15%  EV .....       2,975       3,070         99
1.20%  EV .....         293         436          2
1.25%  EV .....         431         653         --
1.30%  EV .....          --         131         --
1.35%  EV .....         121         145         --
1.40%  EV .....       1,923       1,693          9
1.45%  EV .....          40         489         --
1.50%  EV .....           9          --         68
1.55%  EV .....         122         133         --
1.60%  EV .....          63         237         12
1.65%  EV .....           9           2         --
1.70%  EV .....          27          31         --
1.75%  EV .....          --          --         --
1.80%  EV .....          11          11         --
1.85%  EV .....          --          --         --
1.90%  EV .....          --          --         --
1.95%  EV .....          --          --         --
2.00%  EV .....          --          --         --
2.10%  EV .....          --          --         --
                    -------      ------      -----
    Total .....     $58,143      64,364      2,257
                    =======      ======      =====

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)   Financial Highlights

      The following is a summary of units, unit fair values and contract owners' equity as of June 30, 2001, and total return for each of the years in the four year period ended June 30, 2001.

                                                   Asset                      Unit          Contract                       Total
                                                   Charge      Units       Fair Value    Owners' Equity     Expenses*     Return**
                                                  --------   ---------     ----------    --------------     ---------     --------
American Century Variable Portfolios, Inc. -
American Century VP Income & Growth
  2001..........................................  0.95%      7,248,074      12.961113       $93,943,111         0.99%       -4.27%
                                                  1.00%      3,839,487      12.937257        49,672,436         1.04%       -4.29%
                                                  1.05%        662,647      12.913403         8,557,030         1.05%       -4.32%
                                                  1.10%        512,630      12.354022         6,333,045         1.04%       -4.34%
                                                  1.15%        137,553      12.336908         1,696,985         1.18%       -4.37%
                                                  1.20%      2,313,472      12.240039        28,316,986         1.13%       -4.39%
                                                  1.25%        291,098      12.222552         3,557,955         1.23%       -4.41%
                                                  1.30%        570,408      12.205102         6,961,893         1.25%       -4.44%
                                                  1.35%        180,842      12.268600         2,218,675         1.34%       -4.46%
                                                  1.40%        100,289      12.251566         1,228,694         1.44%       -4.49%
                                                  1.45%         33,307      12.234540           407,501         1.49%       -4.51%
                                                  1.50%        110,793      12.217533         1,353,623         1.52%       -4.54%
                                                  1.55%          9,298      12.200548           113,445         1.58%       -4.56%
                                                  1.60%          4,847      12.183576            59,050         1.59%       -4.58%
                                                  1.65%         45,910      12.166612           558,569         1.68%       -4.61%
                                                  1.70%          6,414       9.130121            58,560         1.75%       -4.63%
                                                  1.75%          8,530       9.120101            77,799         1.71%       -4.66%
                                                  1.80%         12,670       9.110089           115,424         1.78%       -4.68%
                                                  0.95% EV   1,391,841      12.254455        17,056,249         1.43%       -4.51%
                                                  1.00% EV   1,043,009      12.237448        12,763,765         1.44%       -4.54%
                                                  1.05% EV     108,369      12.220449         1,324,312         1.53%       -4.56%
                                                  1.10% EV     202,551      12.203460         2,471,818         1.50%       -4.58%
                                                  1.15% EV     166,478      12.186495         2,028,785         1.59%       -4.61%
                                                  1.20% EV      62,112      12.169540           755,874         1.68%       -4.63%
                                                  1.25% EV      83,178       9.604121           798,847         1.67%       -4.66%
                                                  1.30% EV       5,897       9.592150            56,563         1.76%       -4.68%
                                                  1.35% EV       7,142       9.580202            68,424         1.79%       -4.71%
                                                  1.40% EV      42,428       9.568254           405,957         1.83%       -4.73%
                                                  1.45% EV      16,390       9.556326           156,630         1.89%       -4.75%
                                                  1.50% EV      13,228       9.544403           126,250         1.92%       -4.78%
                                                  1.55% EV      10,903       9.532475           103,936         2.03%       -4.80%
                                                  1.60% EV       7,616       9.520578            72,506         2.05%       -4.83%
                                                  1.65% EV       1,886       9.508683            17,937         2.06%       -4.85%
                                                  1.70% EV         662       9.496794             6,286         2.08%       -4.88%
                                                  1.75% EV       1,657       9.484907            15,718         2.15%       -4.90%
                                                  1.80% EV         348       9.473052             3,293         2.21%       -4.92%
                                                  1.85% EV         134       9.461186             1,269         2.31%       -4.95%
                                                  1.90% EV          96       9.449326               910         2.39%       -4.97%
  2000..........................................  0.95%      6,596,364      14.675064        96,802,064         0.89%       -4.03%
                                                  1.00%      3,780,309      14.655425        55,402,035         1.02%       -4.06%
                                                  1.05%        600,668      14.635768         8,791,237         1.06%       -4.08%
                                                  1.10%        350,108      14.008835         4,904,605         1.05%       -4.10%
                                                  1.15%         65,541      13.996468           917,343         1.08%       -4.13%
                                                  1.20%      1,484,116      13.893573        20,619,674         1.18%       -4.15%

                                                   Asset                      Unit          Contract                       Total
                                                   Charge      Units       Fair Value    Owners' Equity     Expenses*     Return**
                                                  --------   ---------     ----------    --------------     ---------     --------
                                                     1.25%     215,390      13.880721         2,989,768         1.17%       -4.18%
                                                     1.30%     454,321      13.867900         6,300,478         1.29%       -4.20%
                                                     1.35%     120,879      13.947089         1,685,910         1.32%       -4.22%
                                                     1.40%     394,553      13.934762         5,498,002         1.37%       -4.25%
                                                     1.45%     272,761      13.922425         3,797,495         1.45%       -4.27%
                                                     1.50%      64,143      13.910105           892,236         1.51%       -4.30%
                                                     1.55%      42,898      13.897791           596,187         1.49%       -4.32%
                                                     1.60%      96,615      13.885483         1,341,546         1.58%       -4.35%
                                                     1.65%      30,385      13.873179           421,537         1.61%       -4.37%
                                                     1.70%      49,400      10.416039           514,552         1.70%       -4.39%
                                                     1.75%       6,542      10.409894            68,102         1.73%       -4.42%
                                                     1.80%       3,547      10.403744            36,902         1.75%       -4.44%
                                                     1.85%      10,047      10.397593           104,465         1.86%       -4.47%
                                                     1.90%       9,973      10.391445           103,634         1.88%       -4.49%
                                                     1.95%       5,710      10.385307            59,300         1.94%       -4.51%
                                                     2.00%       1,477      10.379155            15,330         1.99%       -4.54%
                                                     2.05%       1,711      10.373020            17,748         2.04%       -4.56%
                                                     2.10%         129      10.366876             1,337         2.06%       -4.59%
                                                     2.20%          45      10.354597               466         2.20%       -4.64%
  1999..........................................     0.95%   4,084,670      14.289801        58,369,121         0.93%        9.24%
                                                     1.00%   2,354,305      14.277889        33,614,506         0.98%        9.21%
                                                     1.05%     358,211      14.265955         5,110,222         1.00%        9.19%
                                                     1.10%     115,336      13.661765         1,575,693         1.10%        9.16%
                                                     1.15%      26,672      13.656625           364,250         1.14%        9.13%
                                                     1.20%     288,108      13.563089         3,907,635         1.15%        9.10%
                                                     1.25%      20,886      13.557426           283,161         1.20%        9.08%
                                                     1.30%     198,874      13.551763         2,695,093         1.27%        9.05%
                                                     1.35%      32,841      13.636071           447,822         1.32%        9.02%
                                                     1.40%       1,930      13.630929            26,308         1.41%        8.99%
                                                     1.50%         767      13.620648            10,447         1.52%        8.94%
  1998..........................................     0.95%     821,603      12.170718         9,999,498         0.93%       16.92%
                                                     1.00%     482,305      12.166705         5,868,063         0.92%       16.89%
                                                     1.05%     102,338      12.162681         1,244,705         0.99%       16.86%

American Century Variable Portfolios, Inc. -
American Century VP International
  2001..........................................     0.95%   7,424,952      12.625415        93,743,100         0.90%      -20.53%
                                                     1.00%   3,809,259      12.602163        48,004,902         1.01%      -20.55%
                                                     1.05%     689,090      12.578978         8,668,043         1.03%      -20.57%
                                                     1.10%     348,575      12.784710         4,456,433         1.11%      -20.59%
                                                     1.15%     111,311      12.766997         1,421,109         1.18%      -20.61%
                                                     1.20%   4,884,812      11.528867        56,316,350         1.18%      -20.63%
                                                     1.25%     214,963      11.512412         2,474,741         1.29%      -20.65%
                                                     1.30%   1,164,461      11.495968        13,386,610         1.30%      -20.67%
                                                     1.35%     163,284      12.696310         2,073,102         1.29%      -20.69%
                                                     1.40%      70,497      12.678685           893,809         1.44%      -20.71%
                                                     1.45%      28,237      12.661065           357,508         1.47%      -20.73%
                                                     1.50%     154,259      12.643471         1,950,374         1.45%      -20.75%
                                                     1.55%      35,709      12.625883           450,861         1.53%      -20.77%
                                                     1.60%       9,481      12.608319           119,535         1.61%      -20.79%
                                                     1.65%      46,054      12.590774           579,849         1.63%      -20.81%
                                                     1.70%       4,809       9.914473            47,682         1.65%      -20.83%
                                                     1.75%       2,863       9.903608            28,352         1.74%      -20.85%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                            Asset                      Unit          Contract                       Total
                                            Charge      Units       Fair Value    Owners' Equity     Expenses*     Return**
                                           --------   ---------     ----------    --------------     ---------     --------
                                           1.80%          8,691       9.892736            85,974         1.76%     -20.87%
                                           1.90%              5       9.871020                52         1.94%     -20.91%
                                           2.00%            216       9.849342             2,130         2.02%     -20.95%
                                           0.95% EV   1,664,668      12.687565        21,120,579         1.40%     -20.77%
                                           1.00% EV   1,021,602      12.669953        12,943,652         1.40%     -20.79%
                                           1.05% EV     108,725      12.652368         1,375,627         1.50%     -20.81%
                                           1.10% EV     297,778      12.634792         3,762,363         1.49%     -20.83%
                                           1.15% EV      94,071      12.617225         1,186,917         1.57%     -20.85%
                                           1.20% EV      78,581      12.599695           990,103         1.68%     -20.87%
                                           1.25% EV      65,879      10.122217           666,837         1.73%     -20.89%
                                           1.30% EV       6,253      10.109601            63,210         1.75%     -20.91%
                                           1.35% EV       7,370      10.097017            74,412         1.76%     -20.93%
                                           1.40% EV      31,494      10.084432           317,602         1.85%     -20.95%
                                           1.45% EV      18,246      10.071844           183,773         1.93%     -20.97%
                                           1.50% EV      49,759      10.059289           500,542         1.90%     -20.99%
                                           1.55% EV      14,166      10.046723           142,319         1.97%     -21.01%
                                           1.60% EV       5,094      10.034177            51,111         2.07%     -21.03%
                                           1.65% EV       1,384      10.021641            13,866         2.08%     -21.05%
                                           1.70% EV       2,411      10.009111            24,131         2.13%     -21.07%
                                           1.75% EV       1,875       9.996599            18,745         2.24%     -21.09%
                                           1.80% EV         265       9.984080             2,645         2.19%     -21.11%
                                           1.85% EV          12       9.971586               116         2.25%     -21.13%
                                           1.90% EV         136       9.959089             1,357         2.35%     -21.15%
                                           1.95% EV          29       9.946600               286         2.43%     -21.17%
  2000...................................  0.95%      7,183,761      18.036961       129,573,217         0.94%      -6.46%
                                           1.00%      3,994,727      18.012811        71,956,262         0.95%      -6.48%
                                           1.05%        675,553      17.988719        12,152,333         1.07%      -6.50%
                                           1.10%        128,595      18.292155         2,352,280         1.09%      -6.53%
                                           1.15%         37,687      18.276025           688,769         1.10%      -6.55%
                                           1.20%      2,745,538      16.511966        45,334,230         1.15%      -6.58%
                                           1.25%        130,549      16.496720         2,153,630         1.21%      -6.60%
                                           1.30%        676,552      16.481481        11,150,579         1.27%      -6.62%
                                           1.35%         85,233      18.211587         1,552,228         1.27%      -6.65%
                                           1.40%        590,149      18.195502        10,738,057         1.39%      -6.67%
                                           1.45%        447,740      18.179411         8,139,649         1.42%      -6.69%
                                           1.50%        120,099      18.163339         2,181,399         1.42%      -6.72%
                                           1.55%         95,202      18.147256         1,727,655         1.55%      -6.74%
                                           1.60%         47,565      18.131202           862,411         1.56%      -6.76%
                                           1.65%         46,805      18.115139           847,879         1.65%      -6.79%
                                           1.70%         16,925      14.271813           241,550         1.70%      -6.81%
                                           1.75%             20      14.263407               285         1.70%      -6.83%
                                           1.80%            980      14.254989            13,970         1.75%      -6.86%
                                           1.85%          8,382      14.246584           119,415         1.87%      -6.88%
                                           1.90%          9,823      14.238163           139,861         1.88%      -6.91%
                                           1.95%          8,435      14.229762           120,028         1.91%      -6.93%
                                           2.00%          1,001      14.221358            14,236         1.99%      -6.95%
                                           2.05%            195      14.212948             2,772         1.99%      -6.98%
                                           2.10%            631      14.204543             8,963         2.08%      -7.00%
                                           2.15%            317      14.196129             4,500         2.08%      -7.02%
                                           2.20%             97      14.187736             1,376         2.16%      -7.05%
                                           2.25%            107       9.668548             1,035         2.24%      -3.31% 01/21/00

                                                      Asset                      Unit          Contract                     Total
                                                      Charge      Units       Fair Value    Owners' Equity    Expenses*    Return**
                                                     --------   ---------     ----------    --------------    ---------    --------
  1999.............................................  0.95%      3,821,151      12.678872        48,447,884       0.93%        6.84%
                                                     1.00%      2,280,575      12.668287        28,890,979       1.04%        6.82%
                                                     1.05%        376,152      12.657730         4,761,230       1.01%        6.79%
                                                     1.10%         14,702      12.877750           189,329       1.12%        6.76%
                                                     1.15%          8,464      12.872904           108,957       1.15%        6.74%
                                                     1.20%        463,869      11.636259         5,397,700       1.20%        6.71%
                                                     1.25%         23,344      11.631400           271,524       1.26%        6.68%
                                                     1.30%        239,151      11.626543         2,780,499       1.28%        6.66%
                                                     1.35%          2,045      12.853527            26,286       1.31%        6.63%
                                                     1.50%             11      12.838987               141       1.49%        6.55%
  1998.............................................  0.95%      1,143,036      12.581287        14,380,864       0.90%       24.71%
                                                     1.00%        560,848      12.577137         7,053,862       0.92%       24.68%
                                                     1.05%        107,652      12.572997         1,353,508       1.04%       24.65%


American Century Variable Portfolios, Inc. -
American Century VP Value
  2001.............................................  0.95%      5,335,132      13.109259        69,939,620       0.98%        6.70%
                                                     1.00%      2,237,809      13.085093        29,281,941       0.98%        6.68%
                                                     1.05%        413,206      13.061010         5,396,892       1.00%        6.65%
                                                     1.10%        313,238      13.780604         4,316,602       1.11%        6.62%
                                                     1.15%         99,659      13.761506         1,371,460       1.12%        6.60%
                                                     1.20%      1,753,948      14.011456        24,575,362       1.14%        6.57%
                                                     1.25%        215,764      13.991456         3,018,849       1.19%        6.54%
                                                     1.30%        997,987      13.971459        13,943,337       1.32%        6.51%
                                                     1.35%        177,982      13.685312         2,435,743       1.31%        6.49%
                                                     1.40%         92,517      13.666332         1,264,363       1.35%        6.46%
                                                     1.45%         39,236      13.647345           535,468       1.42%        6.43%
                                                     1.50%         92,805      13.628369         1,264,783       1.44%        6.41%
                                                     1.55%         17,396      13.609414           236,755       1.59%        6.38%
                                                     1.60%         15,010      13.590480           203,989       1.53%        6.35%
                                                     1.65%         51,000      13.571569           692,143       1.68%        6.33%
                                                     1.70%          1,353      10.840122            14,665       1.74%        6.30%
                                                     1.75%          4,841      10.828227            52,414       1.74%        6.27%
                                                     1.80%         12,258      10.816370           132,583       1.81%        6.25%
                                                     1.85%            537      10.804490             5,800       1.88%        6.22%
                                                     1.90%          1,568      10.792628            16,923       1.86%        6.19%
                                                     0.95% EV   1,371,872      13.672565        18,757,009       1.36%        6.51%
                                                     1.00% EV   1,116,187      13.653601        15,239,966       1.44%        6.48%
                                                     1.05% EV     104,244      13.634630         1,421,335       1.46%        6.46%
                                                     1.10% EV     309,556      13.615687         4,214,820       1.60%        6.43%
                                                     1.15% EV      98,572      13.596759         1,340,257       1.55%        6.40%
                                                     1.20% EV      68,828      13.577845           934,535       1.59%        6.38%
                                                     1.25% EV      32,854      12.119301           398,173       1.69%        6.35%
                                                     1.30% EV      17,772      12.104208           215,115       1.72%        6.32%
                                                     1.35% EV      38,143      12.089147           461,122       1.77%        6.29%
                                                     1.40% EV      48,040      12.074102           580,041       1.89%        6.27%
                                                     1.45% EV      17,047      12.059016           205,568       1.92%        6.24%
                                                     1.50% EV      18,913      12.043963           227,792       1.99%        6.21%
                                                     1.55% EV      25,718      12.028946           309,359       1.96%        6.19%
                                                     1.60% EV      17,800      12.013939           213,846       1.99%        6.16%
                                                     1.65% EV       8,956      11.998916           107,466       2.10%        6.13%
                                                     1.70% EV       9,664      11.983935           115,807       2.16%        6.11%
                                                     1.75% EV       1,696      11.968939            20,296       2.23%        6.08%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                      Asset                      Unit          Contract                       Total
                                                      Charge      Units       Fair Value    Owners' Equity    Expenses*     Return**
                                                     --------   ---------     ----------    --------------    ---------     --------
                                                     1.80% EV         119      11.953965             1,427        2.21%       6.05%
                                                     1.85% EV       4,675      11.938989            55,820        2.32%       6.03%
  2000.............................................  0.95%      2,318,838      10.030752        23,259,689        0.96%      -4.45%
                                                     1.00%      1,063,575      10.017295        10,654,145        0.97%      -4.48%
                                                     1.05%        238,635      10.003871         2,387,274        1.06%      -4.50%
                                                     1.10%         24,632      10.560340           260,122        1.04%      -4.53%
                                                     1.15%          7,316      10.551013            77,191        1.13%      -4.55%
                                                     1.20%        654,991      10.748058         7,039,881        1.18%      -4.57%
                                                     1.25%         52,947      10.738118           568,551        1.22%      -4.60%
                                                     1.30%        135,918      10.728175         1,458,152        1.23%      -4.62%
                                                     1.35%         26,311      10.513759           276,628        1.31%      -4.65%
                                                     1.40%        124,149      10.504469         1,304,119        1.35%      -4.67%
                                                     1.45%        113,819      10.495171         1,194,550        1.38%      -4.69%
                                                     1.50%         31,292      10.485863           328,124        1.43%      -4.72%
                                                     1.55%         14,542      10.476568           152,350        1.56%      -4.74%
                                                     1.60%          4,757      10.467277            49,793        1.58%      -4.77%
                                                     1.65%         17,380      10.457992           181,760        1.65%      -4.79%
                                                     1.70%          1,370       8.357417            11,450        1.71%      -4.81%
                                                     1.75%          1,349       8.352478            11,267        1.69%      -4.84%
                                                     1.80%          3,927       8.347549            32,781        1.77%      -4.86%
                                                     1.85%          2,858       8.342610            23,843        1.82%      -4.89%
                                                     1.90%            684       8.337672             5,703        1.90%      -4.91%
                                                     1.95%          8,156       8.332737            67,962        1.93%      -4.93%
                                                     2.00%             82       8.327803               683        1.97%      -4.96%
                                                     2.10%            166       8.317937             1,381        2.12%      -5.01%
                                                     2.20%            131       8.308073             1,088        2.15%      -5.06%
  1999.............................................  0.95%      1,687,943      12.038303        20,319,970        0.98%      12.61%
                                                     1.00%        720,747      12.028249         8,669,325        0.94%      12.59%
                                                     1.05%        198,499      12.018208         2,385,602        1.07%      12.56%
                                                     1.10%          3,909      12.693157            49,618        1.11%      12.53%
                                                     1.15%          2,033      12.688367            25,795        1.15%      12.50%
                                                     1.20%        132,894      12.931902         1,718,572        1.22%      12.47%
                                                     1.25%         21,815      12.926489           281,991        1.24%      12.45%
                                                     1.30%          9,721      12.921086           125,605        1.32%      12.42%
                                                     1.35%          1,577      12.669265            19,979        1.36%      12.39%
                                                     1.40%          2,178      12.664495            27,583        1.36%      12.36%
                                                     1.50%            264      12.654940             3,341        1.53%      12.30%
  1998.............................................  0.95%        740,892      10.853152         8,041,014        0.91%       5.40%
                                                     1.00%        497,162      10.849565         5,393,991        1.00%       5.38%
                                                     1.05%         69,457      10.845978           753,329        0.99%       5.35%
Credit Suisse Warburg Pincus Trust -
Global Post-Venture Capital Portfolio
  2001.............................................  0.95%        592,297      10.814871         6,399,762        0.98%     -19.99%
                                                     1.00%        214,004      10.794944         2,308,055        0.94%     -20.01%
                                                     1.05%         86,827      10.775041           934,711        1.05%     -20.03%
                                                     1.10%          4,621      13.307863            61,435        1.11%     -20.05%
                                                     1.15%             49      13.289420               648        1.16%     -20.07%
                                                     1.20%         70,396      13.171553           926,383        1.23%     -20.09%
                                                     1.25%            563      13.152704             7,397        1.26%     -20.11%
                                                     1.30%          4,402      13.133905            57,757        1.24%     -20.13%
                                                     1.35%          2,115      13.215775            27,926        1.35%     -20.15%

                                                      Asset                      Unit          Contract                      Total
                                                      Charge      Units       Fair Value    Owners' Equity    Expenses*     Return**
                                                     --------   ---------     ----------    --------------    ---------     --------
                                                       1.40%        1,397      13.197409            18,422       1.38%      -20.17%
                                                       1.65%           34      13.105828               449       1.69%      -20.27%
  2000.............................................    0.95%      741,862      17.588850        13,048,499       0.94%        4.49%

                                                       1.00%      305,486      17.565304         5,365,954       1.00%        4.46%
                                                       1.05%       97,829      17.541768         1,716,094       1.02%        4.43%
                                                       1.10%        4,483      21.676154            97,174       1.11%        4.40%
                                                       1.15%          326      21.657046             7,060       1.16%        4.38%
                                                       1.20%       70,737      21.475812         1,519,135       1.18%        4.36%
                                                       1.25%        2,507      21.455945            53,790       1.27%        4.33%
                                                       1.30%        9,611      21.436129           206,023       1.25%        4.30%
                                                       1.35%        2,921      21.580665            63,037       1.34%        4.28%
                                                       1.40%        1,553      21.561586            33,485       1.40%        4.25%
                                                       1.65%           23      21.466340               494       1.61%        4.12%
  1999.............................................    0.95%      476,614      11.662789         5,558,649       0.94%       12.20%

                                                       1.00%      180,827      11.653060         2,107,188       0.99%       12.17%
                                                       1.05%       83,310      11.643324           970,005       1.04%       12.15%
                                                       1.10%        1,599      14.394794            23,017       1.12%       12.12%
                                                       1.20%      434,154      14.276190         6,198,065       1.16%       12.06%
                                                       1.25%        2,019      14.270218            28,811       1.23%       12.03%
                                                       1.30%          936      14.264256            13,351       1.34%       12.01%
                                                       1.35%        1,796      14.367732            25,804       1.35%       11.98%
                                                       1.40%          678      14.362310             9,738       1.42%       11.95%
  1998.............................................    0.95%      244,529      11.100709         2,714,446       0.92%       12.67%

                                                       1.00%      101,855      11.097043         1,130,289       0.98%       12.64%
                                                       1.05%       26,480      11.093373           293,752       1.02%       12.61%


Credit Suisse Warburg Pincus Trust -
International Equity Portfolio
  2001.............................................    0.95%    1,235,667       9.207805        11,377,781       0.91%      -16.34%
                                                       1.00%      514,770       9.190835         4,731,168       1.02%      -16.36%
                                                       1.05%      115,051       9.173892         1,055,469       1.06%      -16.38%
                                                       1.10%        3,950      10.740837            42,428       1.05%      -16.40%
                                                       1.15%        2,576      10.725962            27,635       1.17%      -16.42%
                                                       1.20%      349,211      10.017901         3,498,358       1.15%      -16.44%
                                                       1.25%       42,870      10.003580           428,850       1.21%      -16.46%
                                                       1.30%       12,613       9.989295           125,993       1.32%      -16.48%
                                                       1.35%        3,467      10.666555            36,985       1.33%      -16.51%
                                                       1.40%          722      10.651729             7,686       1.39%      -16.53%
                                                       1.45%          536      10.636911             5,700       1.41%      -16.55%
                                                       1.50%        4,375      10.622139            46,474       1.53%      -16.57%
                                                       1.60%          199      10.592591             2,105       1.56%      -16.61%
                                                       1.65%        1,184      10.577827            12,521       1.61%      -16.63%
  2000.............................................    0.95%    1,399,881      13.617946        19,063,504       0.87%       -9.18%

                                                       1.00%      604,584      13.599684         8,222,151       0.99%       -9.20%
                                                       1.05%      141,954      13.581478         1,927,945       1.04%       -9.22%
                                                       1.10%        3,804      15.909277            60,519       1.12%       -9.24%
                                                       1.15%        2,306      15.895259            36,654       1.15%       -9.27%
                                                       1.20%      379,022      14.853456         5,629,787       1.17%       -9.29%
                                                       1.25%       30,159      14.839720           447,551       1.17%       -9.31%
                                                       1.30%       18,670      14.826013           276,802       1.24%       -9.34%
                                                       1.35%        3,182      15.839193            50,400       1.35%       -9.36%
                                                       1.40%          718      15.825192            11,362       1.33%       -9.38%
                                                       1.45%          822      15.811182            12,997       1.43%       -9.40%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                     Asset                       Unit          Contract                     Total
                                                     Charge       Units       Fair Value    Owners' Equity    Expenses*    Return**
                                                     --------   ---------     ----------    --------------    ---------    --------
                                                     1.50%          5,478      15.797212            86,537        1.50%      -9.43%
                                                     1.60%            175      15.769250             2,760        1.57%      -9.47%
                                                     1.65%            831      15.755256            13,093        1.63%      -9.50%
  1999.............................................  0.95%      1,258,937      10.498275        13,216,667        0.91%       6.41%

                                                     1.00%        594,100      10.489498         6,231,810        1.02%       6.38%
                                                     1.05%        137,442      10.480745         1,440,495        1.00%       6.36%
                                                     1.10%          1,291      12.283306            15,858        1.09%       6.33%
                                                     1.15%            187      12.278689             2,296        1.19%       6.30%
                                                     1.20%        267,829      11.479730         3,074,605        1.22%       6.28%
                                                     1.25%         21,786      11.474934           249,993        1.29%       6.25%
                                                     1.30%          5,871      11.470132            67,341        1.32%       6.22%
                                                     1.35%            631      12.260195             7,736        1.38%       6.20%
                                                     1.50%             73      12.246322               894        1.50%       6.12%
  1998.............................................  0.95%        610,951      10.657104         6,510,969        0.91%      12.72%

                                                     1.00%        293,526      10.653585         3,127,104        0.90%      12.69%
                                                     1.05%         74,531      10.650066           793,760        1.02%      12.66%



Credit Suisse Warburg Pincus Trust -
Value Portfolio
  2001.............................................  0.95%        853,412      13.448728        11,477,305        1.39%       2.82%

                                                     1.00%        381,922      13.423956         5,126,902        1.40%       2.79%
                                                     1.05%        124,515      13.399264         1,668,408        1.47%       2.77%
                                                     1.10%          7,676      13.833797           106,183        1.52%       2.74%
                                                     1.15%          4,094      13.814642            56,561        1.60%       2.72%
                                                     1.20%        177,609      13.558462         2,408,104        1.19%       2.69%
                                                     1.25%         15,900      13.539089           215,268        1.19%       2.66%
                                                     1.30%         18,675      13.519759           252,479        1.73%       2.64%
                                                     1.35%         12,809      13.738171           175,969        1.83%       2.61%
                                                     1.40%          8,171      13.719100           112,101        1.87%       2.59%
                                                     1.45%          1,010      13.700058            13,837        1.44%       2.56%
                                                     1.50%          8,433      13.681006           115,367        1.45%       2.53%
                                                     1.55%          1,949      13.661992            26,624        1.50%       2.51%
                                                     1.65%          4,148      13.623991            56,511        1.64%       2.46%
                                                     1.70%          2,333      10.244051            23,901        1.66%       2.43%
                                                     1.75%            261      10.232816             2,672        1.71%       2.40%
                                                     1.80%          1,164      10.221607            11,895        1.78%       2.38%
                                                     0.95% EV      52,529      13.726364           721,038        0.91%       2.62%
                                                     1.00% EV      30,800      13.707323           422,180        0.97%       2.59%
                                                     1.05% EV       1,370      13.688280            18,752        1.09%       2.57%
                                                     1.10% EV         513      13.669272             7,009        1.06%       2.54%
                                                     1.15% EV       3,507      13.650273            47,874        1.15%       2.51%
                                                     1.20% EV         783      13.631299            10,680        1.62%       2.49%
                                                     1.30% EV       1,139      11.364751            12,946        1.28%       2.44%
                                                     1.35% EV         419      11.350592             4,753        1.29%       2.41%
                                                     1.40% EV         468      11.336449             5,300        1.36%       2.38%
                                                     1.45% EV         137      11.322313             1,551        1.92%       2.36%
                                                     1.85% EV          37      11.209657               409        2.25%       2.15%
  2000.............................................  0.95%        849,554      11.772663        10,001,513        0.88%      -2.90%

                                                     1.00%        403,755      11.756886         4,746,902        0.94%      -2.93%
                                                     1.05%        121,769      11.741157         1,429,709        0.99%      -2.95%
                                                     1.10%          4,273      12.128010            51,823        1.11%      -2.97%
                                                     1.15%          3,667      12.117309            44,434        1.16%      -3.00%

                                                      Asset                      Unit          Contract                     Total
                                                      Charge      Units       Fair Value    Owners' Equity    Expenses*    Return**
                                                     --------   ---------     ----------    --------------    ---------    --------
                                                     1.20%        162,314      11.898593         1,931,308        1.20%      -3.02%
                                                     1.25%          6,571      11.887581            78,113        1.25%      -3.05%
                                                     1.30%         21,978      11.876590           261,024        1.25%      -3.07%
                                                     1.35%         12,065      12.074538           145,679        1.29%      -3.10%
                                                     1.40%         57,216      12.063854           690,245        1.38%      -3.12%
                                                     1.45%         21,367      12.053194           257,541        1.38%      -3.14%
                                                     1.50%         10,087      12.042511           121,473        1.50%      -3.17%
                                                     1.55%          2,462      12.031834            29,622        1.52%      -3.19%
                                                     1.60%          3,508      12.021167            42,170        1.56%      -3.22%
                                                     1.65%            249      12.010513             2,991        1.60%      -3.24%
                                                     1.70%            985       9.035426             8,900        1.65%      -3.27%
                                                     1.75%            194       9.030087             1,752        1.76%      -3.29%
                                                     1.80%          1,577       9.024760            14,232        1.79%      -3.32%
                                                     1.90%            152       9.014084             1,370        1.83%      -3.37%
  1999.............................................  0.95%        980,269      13.215090        12,954,344        0.97%      14.70%
                                                     1.00%        408,161      13.204046         5,389,377        0.95%      14.67%
                                                     1.05%        109,999      13.193052         1,451,222        1.02%      14.64%
                                                     1.10%            639      13.634653             8,712        1.07%      14.61%
                                                     1.15%            590      13.629529             8,041        1.10%      14.59%
                                                     1.20%         23,624      13.390299           316,333        1.22%      14.56%
                                                     1.25%          1,677      13.384699            22,446        1.29%      14.53%
                                                     1.30%          2,215      13.379114            29,635        1.33%      14.50%
                                                     1.40%          3,731      13.603872            50,756        1.40%      14.44%
                                                     1.50%             15      13.593617               204        1.49%      14.38%
  1998.............................................  0.95%        393,587      11.603999         4,567,183        0.86%      11.86%
                                                     1.00%        198,298      11.600162         2,300,289        0.97%      11.83%
                                                     1.05%         60,700      11.596337           703,898        0.98%      11.80%


Dreyfus Investment Portfolios -
European Equity Portfolio
  2001.............................................  0.95%        455,592       9.918976         4,519,009        0.99%     -20.78%
                                                     1.00%        217,120       9.910208         2,151,708        0.97%     -20.80%
                                                     1.05%         31,288       9.901429           309,797        1.00%     -20.82%
                                                     1.10%         20,621       9.892658           203,996        1.11%     -20.84%
                                                     1.15%         10,059       9.883881            99,423        1.15%     -20.86%
                                                     1.20%        453,788       9.875103         4,481,206        1.21%     -20.88%
                                                     1.25%         26,670       9.866343           263,137        1.27%     -20.90%
                                                     1.30%         40,939       9.857592           403,555        1.29%     -20.92%
                                                     1.35%         13,711       9.848821           135,035        1.35%     -20.94%
                                                     1.40%          7,842       9.840068            77,161        1.33%     -20.96%
                                                     1.45%          3,919       9.831319            38,533        1.45%     -20.98%
                                                     1.50%         14,653       9.822576           143,926        1.43%     -21.00%
                                                     1.55%          3,027       9.813830            29,710        1.52%     -21.02%
                                                     1.60%          5,300       9.805088            51,970        1.62%     -21.04%
                                                     1.65%         10,005       9.796350            98,011        1.65%     -21.06%
                                                     1.70%            717       9.787615             7,016        1.69%     -21.08%
                                                     1.80%          1,937       9.770155            18,928        1.79%     -21.12%
                                                     0.95% EV     238,478       9.781482         2,332,664        1.39%     -21.00%
                                                     1.00% EV     190,227       9.770772         1,858,669        1.41%     -21.02%
                                                     1.05% EV       9,247       9.760054            90,252        1.43%     -21.04%
                                                     1.10% EV      25,587       9.749348           249,460        1.57%     -21.06%
                                                     1.15% EV       8,144       9.738640            79,307        1.60%     -21.08%
                                                     1.20% EV       8,693       9.727945            84,566        1.64%     -21.10%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                      Asset                      Unit          Contract                     Total
                                                      Charge      Units       Fair Value    Owners' Equity     Expenses*   Return**
                                                     --------  ----------     ----------    --------------     ---------   --------
                                                     1.25% EV      13,126       9.717256           127,548         1.65%    -21.12%
                                                     1.30% EV         395       9.706566             3,830         1.80%    -21.14%
                                                     1.35% EV       2,854       9.695899            27,675         1.78%    -21.16%
                                                     1.40% EV       1,089       9.685205            10,549         1.84%    -21.18%
                                                     1.45% EV       2,271       9.674559            21,968         1.84%    -21.20%
                                                     1.50% EV         448       9.663893             4,332         1.98%    -21.22%
                                                     1.55% EV       9,916       9.653246            95,726         1.97%    -21.24%
                                                     1.60% EV      18,263       9.642595           176,105         2.09%    -21.26%
                                                     1.65% EV         887       9.631960             8,539         2.07%    -21.28%
                                                     1.70% EV         279       9.621324             2,689         2.12%    -21.30%
                                                     1.75% EV         406       9.610698             3,897         2.17%    -21.32%
                                                     1.80% EV         179       9.600081             1,717         2.21%    -21.34%
                                                     1.85% EV         110       9.589461             1,060         2.35%    -21.36%
  2000.............................................  0.95%        345,393      13.152504         4,542,783         0.91%      1.97%
                                                     1.00%        176,033      13.147490         2,314,392         0.94%      1.94%
                                                     1.05%         31,672      13.142458           416,248         1.01%      1.92%
                                                     1.10%          4,414      13.137438            57,989         1.07%      1.89%
                                                     1.15%          3,457      13.132407            45,399         1.14%      1.87%
                                                     1.20%        190,307      13.127373         2,498,231         1.19%      1.84%
                                                     1.25%          5,488      13.122344            72,015         1.23%      1.81%
                                                     1.30%         28,895      13.117325           379,025         1.23%      1.79%
                                                     1.35%          6,264      13.112282            82,135         1.31%      1.76%
                                                     1.40%         61,714      13.107255           808,901         1.37%      1.74%
                                                     1.45%         89,150      13.102226         1,168,063         1.41%      1.71%
                                                     1.50%          8,770      13.097196           114,862         1.47%      1.69%
                                                     1.55%         11,086      13.092158           145,140         1.51%      1.66%
                                                     1.60%          2,769      13.087133            36,238         1.55%      1.63%
                                                     1.65%          6,669      13.082094            87,244         1.66%      1.61%
                                                     1.70%            149      13.077062             1,948         1.68%      1.58%
                                                     1.75%             22      13.072023               288         1.70%      1.56%
                                                     1.85%            444      13.061956             5,800         1.84%      1.51%
                                                     1.95%            416      13.051879             5,430         1.90%      1.45%
                                                     2.00%            145      13.046835             1,892         1.97%      1.43%
                                                     2.05%            308      13.041793             4,017         2.02%      1.40%
                                                     2.10%            539      13.036765             7,027         2.09%      1.38%
                                                     2.20%             36      13.026674               469         2.14%      1.33%

Dreyfus Stock Index Fund
  2001.............................................  0.95%     36,999,826      13.074981       483,772,022         0.90%     -7.28%
                                                     1.00%     22,685,397      13.050909       296,065,049         1.00%     -7.30%
                                                     1.05%      3,765,805      13.026846        49,056,562         1.02%     -7.32%
                                                     1.10%      2,409,241      12.359575        29,777,195         1.06%     -7.35%
                                                     1.15%        840,644      12.342451        10,375,611         1.11%     -7.37%
                                                     1.20%     10,758,705      12.232433       131,605,141         1.14%     -7.39%
                                                     1.25%        865,665      12.214967        10,574,067         1.25%     -7.42%
                                                     1.30%      2,754,416      12.197526        33,597,058         1.26%     -7.44%
                                                     1.35%        687,983      12.274109         8,444,374         1.33%     -7.46%
                                                     1.40%        380,068      12.257057         4,658,513         1.33%     -7.49%
                                                     1.45%        168,655      12.240033         2,064,347         1.40%     -7.51%
                                                     1.50%        385,514      12.223021         4,712,142         1.50%     -7.53%
                                                     1.55%         57,566      12.206018           702,655         1.53%     -7.56%
                                                     1.60%         30,036      12.189022           366,109         1.57%     -7.58%

                                                      Asset                      Unit          Contract                     Total
                                                      Charge      Units       Fair Value    Owners' Equity     Expenses*   Return**
                                                     --------  ----------     ----------    --------------     ---------   --------
                                                     1.65%        154,617      12.172049         1,882,000         1.62%     -7.61%
                                                     1.70%         59,518       8.892411           529,258         1.73%     -7.63%
                                                     1.75%         16,366       8.882663           145,369         1.68%     -7.65%
                                                     1.80%         25,464       8.872900           225,944         1.82%     -7.68%
                                                     1.85%          3,223       8.863170            28,569         1.80%     -7.70%
                                                     1.90%          1,731       8.853432            15,328         1.92%     -7.72%
                                                     1.95%            383       8.843700             3,386         1.92%     -7.75%
                                                     2.10%          6,370       8.814551            56,148         2.05%     -7.82%
                                                     0.95% EV   6,648,363      12.261716        81,520,343         1.37%     -7.52%
                                                     1.00% EV   4,863,350      12.244693        59,550,227         1.45%     -7.54%
                                                     1.05% EV     447,932      12.227685         5,477,173         1.47%     -7.56%
                                                     1.10% EV   1,231,021      12.210691        15,031,617         1.54%     -7.59%
                                                     1.15% EV     449,570      12.193711         5,481,931         1.61%     -7.61%
                                                     1.20% EV     291,612      12.176756         3,550,891         1.62%     -7.63%
                                                     1.25% EV     667,018       9.667410         6,448,332         1.67%     -7.66%
                                                     1.30% EV      78,282       9.655361           755,843         1.77%     -7.68%
                                                     1.35% EV      46,917       9.643351           452,434         1.76%     -7.70%
                                                     1.40% EV     145,038       9.631309         1,396,904         1.88%     -7.73%
                                                     1.45% EV      63,708       9.619302           612,827         1.89%     -7.75%
                                                     1.50% EV     133,222       9.607300         1,279,907         1.98%     -7.77%
                                                     1.55% EV      96,627       9.595302           927,162         1.96%     -7.80%
                                                     1.60% EV      41,835       9.583329           400,916         2.10%     -7.82%
                                                     1.65% EV      18,450       9.571345           176,588         2.15%     -7.84%
                                                     1.70% EV      37,846       9.559368           361,785         2.19%     -7.87%
                                                     1.75% EV      10,702       9.547417           102,180         2.21%     -7.89%
                                                     1.80% EV         641       9.535474             6,113         2.22%     -7.92%
                                                     1.85% EV       2,946       9.523532            28,057         2.33%     -7.94%
                                                     1.90% EV         652       9.511597             6,206         2.32%     -7.96%
                                                     1.95% EV         243       9.499668             2,307         2.44%     -7.99%
                                                     2.00% EV         216       9.487758             2,054         2.39%     -8.01%
                                                     2.10% EV         176       9.463941             1,669         2.59%     -8.06%
  2000.............................................  0.95%     34,815,081      15.531941       540,745,784         0.95%     -1.02%
                                                     1.00%     21,848,839      15.511142       338,900,444         0.94%     -1.05%
                                                     1.05%      3,775,760      15.490351        58,487,848         1.05%     -1.07%
                                                     1.10%      1,398,080      14.704296        20,557,782         1.10%     -1.10%
                                                     1.15%        399,823      14.691331         5,873,932         1.07%     -1.12%
                                                     1.20%      7,406,886      14.567717       107,901,419         1.16%     -1.15%
                                                     1.25%        596,044      14.554264         8,674,982         1.23%     -1.17%
                                                     1.30%      2,174,319      14.540808        31,616,355         1.30%     -1.19%
                                                     1.35%        466,164      14.639507         6,824,411         1.32%     -1.22%
                                                     1.40%      2,103,611      14.626548        30,768,567         1.37%     -1.24%
                                                     1.45%      1,425,490      14.613625        20,831,576         1.44%     -1.27%
                                                     1.50%        404,434      14.600688         5,905,015         1.42%     -1.29%
                                                     1.55%        234,163      14.587766         3,415,915         1.49%     -1.32%
                                                     1.60%        168,276      14.574831         2,452,594         1.61%     -1.34%
                                                     1.65%        122,479      14.561910         1,783,528         1.65%     -1.37%
                                                     1.70%        157,261      10.643740         1,673,845         1.70%     -1.39%
                                                     1.75%         18,397      10.637461           195,697         1.73%     -1.42%
                                                     1.80%          8,091      10.631172            86,017         1.77%     -1.44%
                                                     1.85%         39,428      10.624897           418,918         1.80%     -1.47%
                                                     1.90%         16,330      10.618620           173,402         1.89%     -1.49%
                                                     1.95%         25,644      10.612340           272,143         1.88%     -1.52%
                                                     2.00%         12,728      10.606066           134,994         1.93%     -1.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                          Contract
                     Asset                                  Unit           Owners'                         Total
                     Charge               Units          Fair Value        Equity          Expenses*       Return**
                     ------               -----          ----------        ------          ---------       --------

                     2.05%                7,281           10.599803           77,177           2.02%         -1.57%
                     2.10%                4,407           10.593511           46,686           2.04%         -1.59%
                     2.15%                2,169           10.587233           22,964           2.15%         -1.62%
                     2.20%                  918           10.580969            9,713           2.19%         -1.64%
                     2.30%                  225           10.031651            2,257           2.30%          0.32% 01/21/00
                     2.40%                   11           10.027138              110           2.37%          0.27% 01/21/00
                     2.45%                   96           10.024880              962           2.42%          0.25% 01/21/00
1999.................0.95%           22,531,264           14.661186      330,335,052           0.90%         11.61%
                     1.00%           14,487,293           14.648959      212,223,761           0.95%         11.58%
                     1.05%            2,615,653           14.636720       38,284,581           1.06%         11.55%
                     1.10%              324,135           13.901010        4,505,804           1.11%         11.53%
                     1.15%              100,981           13.895787        1,403,210           1.18%         11.50%
                     1.20%            1,439,305           13.785854       19,842,049           1.19%         11.47%
                     1.25%               77,470           13.780095        1,067,544           1.26%         11.44%
                     1.30%              715,067           13.774342        9,849,577           1.31%         11.42%
                     1.35%               72,313           13.874869        1,003,333           1.35%         11.39%
                     1.40%                2,844           13.869638           39,446           1.39%         11.36%
                     1.45%                2,544           13.864412           35,271           1.44%         11.33%
                     1.50%                2,308           13.859185           31,987           1.49%         11.30%
                     1.65%                  116           13.843477            1,606           1.61%         11.22%
                     1.70%                  408           10.123767            4,130           1.71%          1.24% 05/03/99
1998.................0.95%            6,626,933           12.097162       80,167,082           0.94%         16.95%
                     1.00%            4,159,515           12.093169       50,301,718           0.93%         16.92%
                     1.05%              837,461           12.089171       10,124,209           1.02%         16.89%

Dreyfus Variable
Investment Fund -
Appreciation
Portfolio
2001.................0.95%            5,589,301           13.400296       74,898,291           0.96%         -6.70%
                     1.00%            3,039,100           13.375616       40,649,835           1.02%         -6.73%
                     1.05%              802,431           13.350991       10,713,247           1.07%         -6.75%
                     1.10%              344,372           12.511091        4,308,464           1.13%         -6.77%
                     1.15%              112,432           12.493772        1,404,694           1.13%         -6.80%
                     1.20%            1,490,404           12.295892       18,325,852           1.23%         -6.82%
                     1.25%              150,650           12.278339        1,849,728           1.25%         -6.84%
                     1.30%              372,262           12.260783        4,564,229           1.34%         -6.87%
                     1.35%               83,987           12.424615        1,043,501           1.40%         -6.89%
                     1.40%               59,614           12.407339          739,645           1.37%         -6.91%
                     1.45%               12,071           12.390117          149,560           1.46%         -6.94%
                     1.50%               69,866           12.372886          864,440           1.50%         -6.96%
                     1.55%                6,849           12.355680           84,619           1.49%         -6.99%
                     1.60%                6,190           12.338489           76,381           1.57%         -7.01%
                     1.65%               29,438           12.321305          362,710           1.60%         -7.03%
                     1.70%                7,197            9.244923           66,537           1.74%         -7.06%
                     1.75%                1,894            9.234781           17,489           1.69%         -7.08%
                     1.80%               12,776            9.224652          117,854           1.79%         -7.10%
                     1.90%                  724            9.204417            6,668           1.84%         -7.15%
                     2.10%                  791            9.163992            7,248           2.06%         -7.25%
                     0.95%EV            719,776           12.412700        8,934,358           1.34%         -6.92%
                     1.00%EV            375,944           12.395465        4,659,995           1.48%         -6.95%
                     1.05%EV             45,184           12.378242          559,300           1.51%         -6.97%
                     1.10%EV            139,341           12.361061        1,722,397           1.55%         -6.99%
                     1.15%EV             38,191           12.343862          471,429           1.56%         -7.02%


                                                                           Contract
                     Asset                                  Unit             Owners'                         Total
                     Charge              Units           Fair Value          Equity        Expenses*        Return**
                     ------              -----           ----------          ------        ---------        --------
                     1.20% EV            54,022           12.326701          665,910           1.68%         -7.04%
                     1.25% EV            65,113            9.932387          646,730           1.71%         -7.06%
                     1.30% EV             6,712            9.920033           66,584           1.69%         -7.09%
                     1.35% EV             9,816            9.907677           97,258           1.75%         -7.11%
                     1.40% EV            14,322            9.895317          141,717           1.87%         -7.14%
                     1.45% EV             6,509            9.883003           64,325           1.93%         -7.16%
                     1.50% EV             7,835            9.870653           77,336           1.95%         -7.18%
                     1.55% EV             6,734            9.858323           66,389           2.02%         -7.21%
                     1.60% EV             7,892            9.846021           77,707           2.04%         -7.23%
                     1.65% EV             5,405            9.833715           53,147           2.06%         -7.25%
                     1.70% EV             5,223            9.821429           51,302           2.10%         -7.28%
                     1.75% EV             2,715            9.809140           26,634           2.15%         -7.30%
                     1.80% EV               316            9.796851            3,092           2.18%         -7.32%
                     1.85% EV               855            9.784604            8,371           2.32%         -7.35%
                     1.90% EV               172            9.772349            1,682           2.39%         -7.37%
                     1.95% EV                75            9.760092              735           2.45%         -7.40%
2000................ 0.95%            5,432,529           14.931266       81,114,536           0.94%          2.30%
                     1.00%            3,250,427           14.911276       48,468,014           0.98%          2.28%
                     1.05%              820,396           14.891320       12,216,779           1.01%          2.25%
                     1.10%              259,064           13.961548        3,616,934           1.11%          2.23%
                     1.15%               79,917           13.949249        1,114,782           1.14%          2.20%
                     1.20%            1,122,817           13.735235       15,422,155           1.13%          2.17%
                     1.25%               93,441           13.722534        1,282,247           1.17%          2.15%
                     1.30%              269,643           13.709840        3,696,762           1.30%          2.12%
                     1.35%               23,873           13.900039          331,836           1.31%          2.10%
                     1.40%              159,350           13.887734        2,213,010           1.37%          2.07%
                     1.45%              100,690           13.875467        1,397,121           1.45%          2.05%
                     1.50%               57,488           13.863177          796,966           1.48%          2.02%
                     1.55%               13,970           13.850897          193,497           1.54%          1.99%
                     1.60%               10,133           13.838626          140,227           1.60%          1.97%
                     1.65%                9,643           13.826358          133,328           1.62%          1.94%
                     1.70%                5,244           10.379444           54,430           1.66%          1.92%
                     1.75%                2,835           10.373318           29,408           1.72%          1.89%
                     1.80%                1,688           10.367196           17,500           1.80%          1.87%
                     1.85%                  769           10.361083            7,968           1.85%          1.84%
                     1.90%                  309           10.354955            3,200           1.89%          1.81%
                     1.95%                3,884           10.348834           40,195           1.89%          1.79%
                     2.00%                3,890           10.342710           40,233           2.01%          1.76%
                     2.05%                  238           10.336596            2,460           1.98%          1.74%
                     2.10%                1,808           10.330463           18,677           2.04%          1.71%
                     2.15%                1,026           10.324345           10,593           2.08%          1.69%
                     2.20%                  128           10.318233            1,321           2.21%          1.66%
                     2.30%                  113           10.205136            1,153           2.23%          2.05% 01/21/00
                     2.40%                    6           10.200544               61           2.33%          2.01% 01/21/00
1999................ 0.95%            4,558,948           14.146408       64,492,739           0.99%          7.00%
                     1.00%            2,791,092           14.134616       39,451,013           0.98%          6.98%
                     1.05%              629,084           14.122828        8,884,445           1.08%          6.95%
                     1.10%               96,632           13.247744        1,280,156           1.06%          6.92%
                     1.15%               40,652           13.242767          538,345           1.11%          6.90%
                     1.20%              477,421           13.046204        6,228,532           1.19%          6.87%
                     1.25%               17,240           13.040749          224,822           1.21%          6.84%
                     1.30%              143,145           13.035300        1,865,938           1.27%          6.82%
                     1.35%                5,182           13.222834           68,521           1.32%          6.79%
                     1.50%                   11           13.207867              145           1.49%          6.71%
                                                                                                               (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                           Contract
                     Asset                            Unit                 Owners'                    Total
                     Charge              Units      Fair Value             Equity        Expenses*    Return**
                     ------              -----      ----------             ------        ---------    --------
1998................ 0.95%             810,962      12.316444              9,988,168       0.88%      20.16%
                     1.00%             455,496      12.312380              5,608,239       0.99%      20.13%
                     1.05%             132,790      12.308318              1,634,422       0.98%      20.10%
Federated
Insurance Series -
Federated
Quality Bond
Fund II
2000................ 0.95%           2,953,766      11.073545             32,708,660       0.92%       3.21%
                     1.00%           1,327,170      11.061499             14,680,486       0.97%       3.18%
                     1.05%             323,545      11.049449              3,574,994       1.03%       3.16%
                     1.10%             299,478      11.037417              3,305,465       1.15%       3.13%
                     1.15%             139,964      11.025400              1,543,161       1.20%       3.11%
                     1.20%           1,841,524      11.013369             20,281,381       1.18%       3.08%
                     1.25%             180,580      11.001355              1,986,624       1.27%       3.05%
                     1.30%             506,427      10.989350              5,565,304       1.24%       3.03%
                     1.35%             190,470      10.977350              2,090,860       1.31%       3.00%
                     1.40%             127,146      10.965359              1,394,202       1.34%       2.97%
                     1.45%              20,449      10.953378                223,984       1.44%       2.95%
                     1.50%              58,912      10.941416                644,579       1.53%       2.92%
                     1.55%              11,360      10.929424                124,159       1.55%       2.90%
                     1.60%              23,148      10.917459                252,722       1.62%       2.87%
                     1.65%              34,331      10.905504                374,392       1.65%       2.84%
                     1.70%               2,920      10.893549                 31,813       1.74%       2.82%
                     1.75%               2,487      10.881599                 27,065       1.72%       2.79%
                     1.80%               7,001      10.869691                 76,095       1.85%       2.77%
                     1.85%               2,823      10.857746                 30,647       1.78%       2.74%
                     1.90%                 351      10.845838                  3,804       1.89%       2.71%
                     0.95%EV         1,559,946      10.887656             16,984,154       1.35%       3.00%
                     1.00%EV           924,487      10.875619             10,054,370       1.48%       2.97%
                     1.05%EV           152,008      10.863568              1,651,351       1.46%       2.95%
                     1.10%EV           414,030      10.851528              4,492,861       1.54%       2.92%
                     1.15%EV           191,014      10.839482              2,070,493       1.61%       2.90%
                     1.20%EV            90,883      10.827466                984,035       1.68%       2.87%
                     1.25%EV            44,774      10.815455                484,246       1.72%       2.84%
                     1.30%EV            10,167      10.803450                109,834       1.79%       2.82%
                     1.35%EV             3,895      10.791434                 42,037       1.79%       2.79%
                     1.40%EV            20,442      10.779450                220,354       1.78%       2.77%
                     1.45%EV            16,256      10.767475                175,037       1.94%       2.74%
                     1.50%EV            11,080      10.755493                119,173       1.89%       2.71%
                     1.55%EV            26,918      10.743493                289,195       1.96%       2.69%
                     1.60%EV            29,342      10.731530                314,880       2.06%       2.66%
                     1.65%EV            10,858      10.719590                116,389       2.15%       2.64%
                     1.70%EV             8,805      10.707638                 94,281       2.17%       2.61%
                     1.75%EV             1,558      10.695685                 16,669       2.17%       2.58%
                     1.80%EV             1,462      10.683761                 15,617       2.20%       2.56%
                     1.85%EV             1,415      10.671830                 15,101       2.26%       2.53%
2000................ 0.95%             843,345      10.066286              8,489,352       0.96%       2.65%
                     1.00%             509,861      10.060386              5,129,398       1.00%       2.62%
                     1.05%             110,933      10.054482              1,115,374       1.06%       2.59%
                     1.10%              26,169      10.048593                262,962       1.02%       2.57%
                     1.15%              16,696      10.042708                167,673       1.08%       2.54%
                     1.20%             442,951      10.036801              4,445,811       1.15%       2.52%
                     1.25%              31,238      10.030909                313,346       1.19%       2.49%

                                                                           Contract
                     Asset                            Unit                 Owners'                    Total
                     Charge              Units      Fair Value             Equity        Expenses*    Return**
                     ------              -----      ----------             ------        ---------    --------
                     1.30%             190,647      10.025019              1,911,240       1.25%       2.47%
                     1.35%              20,509      10.019125                205,482       1.35%       2.44%
                     1.40%             251,040      10.013235              2,513,723       1.38%       2.41%
                     1.45%             105,670      10.007342              1,057,476       1.39%       2.39%
                     1.50%              24,540      10.001455                245,436       1.43%       2.36%
                     1.55%              38,806       9.995550                387,887       1.50%       2.34%
                     1.60%               8,723       9.989662                 87,140       1.55%       2.31%
                     1.65%               7,509       9.983769                 74,968       1.62%       2.28%
                     1.70%               2,266       9.977881                 22,610       1.71%       2.26%
                     1.75%                 757       9.971987                  7,549       1.75%       2.23%
                     1.80%                  91       9.966120                    907       1.78%       2.21%
                     1.85%               4,718       9.960216                 46,992       1.79%       2.18%
                     1.90%                 192       9.954341                  1,911       1.89%       2.16%
                     2.00%               1,193       9.942557                 11,861       2.00%       2.10%
                     2.10%                 901       9.930790                  8,948       2.12%       2.05%
1999................ 0.95%              14,845       9.874232                146,583       0.91%      -1.26% 05/03/99
                     1.00%              21,292       9.873445                210,226       0.99%      -1.27% 05/03/99
                     1.05%               2,480       9.872651                 24,484       1.07%      -1.27% 05/03/99
                     1.20%               4,617       9.870270                 45,571       1.22%      -1.30% 05/03/99
                     1.30%                 614       9.868682                  6,059       1.33%      -1.31% 05/03/99
                     1.50%                  99       9.865504                    977       1.47%      -1.34% 05/03/99
Fidelity VIP -
Equity-Income
Portfolio:
Service Class
2001................ 0.95%          17,185,001      12.708930            218,402,968       0.98%      -1.46%
                     1.00%          10,856,739      12.685533            137,723,523       0.98%      -1.48%
                     1.05%           2,401,517      12.662150             30,408,370       1.07%      -1.51%
                     1.10%             918,003      13.090742             12,017,346       1.05%      -1.53%
                     1.15%             340,597      13.072602              4,452,483       1.18%      -1.55%
                     1.20%           4,359,156      13.102722             57,116,808       1.21%      -1.58%
                     1.25%             477,197      13.084026              6,243,660       1.29%      -1.60%
                     1.30%           1,145,466      13.065330             14,965,885       1.33%      -1.63%
                     1.35%             317,512      13.000245              4,127,730       1.38%      -1.65%
                     1.40%             134,921      12.982189              1,751,574       1.40%      -1.68%
                     1.45%              62,009      12.964137                803,889       1.49%      -1.70%
                     1.50%             195,463      12.946129              2,530,495       1.51%      -1.73%
                     1.55%              26,698      12.928138                345,152       1.58%      -1.75%
                     1.60%              17,240      12.910131                222,574       1.65%      -1.78%
                     1.65%             106,707      12.892163              1,375,687       1.61%      -1.80%
                     1.70%              19,956       9.731525                194,206       1.74%      -1.83%
                     1.75%               4,730       9.720854                 45,980       1.73%      -1.85%
                     1.80%              25,879       9.710203                251,293       1.78%      -1.88%
                     1.85%               1,191       9.699538                 11,556       1.81%      -1.90%
                     1.90%                 998       9.688887                  9,673       1.92%      -1.93%
                     1.95%                 320       9.678247                  3,097       1.95%      -1.95%
                     0.95% EV        4,278,834      12.988613             55,576,121       1.45%      -1.66%
                     1.00% EV        2,595,896      12.970586             33,670,296       1.45%      -1.68%
                     1.05% EV          279,252      12.952564              3,617,026       1.50%      -1.71%
                     1.10% EV          640,518      12.934569              8,284,830       1.59%      -1.73%
                     1.15% EV          302,369      12.916615              3,905,590       1.56%      -1.76%
                     1.20% EV          124,940      12.898621              1,611,548       1.61%      -1.78%
                     1.25% EV          134,385      10.939652              1,470,126       1.66%      -1.81%
                     1.30% EV           18,819      10.926035                205,617       1.74%      -1.83%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                           Contract
                     Asset                            Unit                 Owners'                    Total
                     Charge              Units      Fair Value             Equity        Expenses*    Return**
                     ------              -----      ----------             ------        ---------    --------
                     1.35% EV           63,233      10.912412                690,027       1.77%      -1.86%
                     1.40% EV           77,687      10.898840                846,702       1.83%      -1.88%
                     1.45% EV            9,024      10.885233                 98,226       1.92%      -1.91%
                     1.50% EV           49,928      10.871652                542,799       1.88%      -1.93%
                     1.55% EV           41,780      10.858096                453,655       2.04%      -1.96%
                     1.60% EV            9,087      10.844529                 98,544       2.00%      -1.98%
                     1.65% EV           10,589      10.830980                114,687       2.08%      -2.01%
                     1.70% EV            5,216      10.817444                 56,427       2.09%      -2.03%
                     1.75% EV              316      10.803927                  3,409       2.23%      -2.06%
                     1.80% EV            5,510      10.790405                 59,453       2.21%      -2.08%
                     1.85% EV            1,453      10.776900                 15,662       2.28%      -2.11%
                     1.90% EV               94      10.763392                  1,014       2.35%      -2.13%
2000................ 0.95%          14,971,730      11.634095            174,182,529       0.97%      -3.22%
                     1.00%          10,403,653      11.618514            120,874,988       0.95%      -3.25%
                     1.05%           2,373,725      11.602925             27,542,153       1.07%      -3.27%
                     1.10%             319,613      12.001699              3,835,899       1.02%      -3.29%
                     1.15%              71,919      11.991098                862,388       1.14%      -3.32%
                     1.20%           2,554,372      12.024781             30,715,764       1.14%      -3.34%
                     1.25%             263,901      12.013674              3,170,421       1.21%      -3.37%
                     1.30%             415,841      12.002556              4,991,155       1.27%      -3.39%
                     1.35%             119,941      11.948786              1,433,149       1.31%      -3.42%
                     1.40%           1,037,469      11.938205             12,385,518       1.42%      -3.44%
                     1.45%             688,761      11.927634              8,215,289       1.41%      -3.46%
                     1.50%             115,546      11.917083              1,376,971       1.44%      -3.49%
                     1.55%              79,918      11.906523                951,546       1.55%      -3.51%
                     1.60%              76,437      11.895957                909,291       1.62%      -3.54%
                     1.65%              41,318      11.885405                491,081       1.58%      -3.56%
                     1.70%              12,626       8.976128                113,333       1.72%      -3.59%
                     1.75%               1,206       8.970821                 10,819       1.70%      -3.61%
                     1.80%               7,821       8.965532                 70,119       1.80%      -3.63%
                     1.85%              21,491       8.960228                192,564       1.82%      -3.66%
                     1.90%                 264       8.954927                  2,364       1.89%      -3.68%
                     1.95%               6,367       8.949622                 56,982       1.92%      -3.71%
                     2.00%               1,482       8.944332                 13,256       1.97%      -3.73%
                     2.10%                 492       8.933744                  4,395       2.03%      -3.78%
1999................ 0.95%          12,331,062      12.808995            157,948,511       0.96%      12.14%
                     1.00%           8,812,891      12.798314            112,790,146       0.97%      12.11%
                     1.05%           1,880,682      12.787614             24,049,435       1.00%      12.09%
                     1.10%              63,864      13.233799                845,163       1.11%      12.06%
                     1.15%              19,833      13.228813                262,367       1.17%      12.03%
                     1.20%             557,573      13.272701              7,400,500       1.17%      12.00%
                     1.25%              62,543      13.267153                829,767       1.27%      11.97%
                     1.30%             143,917      13.261609              1,908,571       1.31%      11.95%
                     1.35%              20,383      13.208892                269,237       1.36%      11.92%
                     1.40%               4,447      13.203907                 58,718       1.34%      11.89%
                     1.45%               3,187      13.198926                 42,065       1.45%      11.86%
                     1.50%               1,580      13.193946                 20,847       1.48%      11.83%
                     1.65%                 121      13.178988                  1,595       1.65%      11.75%
                     1.70%                 404       9.958139                  4,023       1.67%      -0.42% 05/03/99
1998................ 0.95%           5,334,237      11.373241             60,667,563       0.91%      10.01%
                     1.00%           3,804,762      11.369482             43,258,173       0.97%       9.98%
                     1.05%             864,304      11.365722              9,823,439       1.05%       9.95%

                                                                           Contract
                     Asset                            Unit                 Owners'                    Total
                     Charge              Units      Fair Value             Equity        Expenses*    Return**
                     ------              -----      ----------             ------        ---------    --------
Fidelity VIP -
Growth Portfolio:
Service Class
2001................ 0.95%          21,527,493      14.914067             321,062,469      0.91%      -10.09%
                     1.00%          13,780,783      14.886622             205,149,307      0.98%      -10.12%
                     1.05%           2,153,939      14.859192              32,005,798      1.07%      -10.14%
                     1.10%           1,596,282      13.856195              22,118,396      1.05%      -10.16%
                     1.15%             558,033      13.836994               7,721,505      1.12%      -10.19%
                     1.20%           8,740,683      13.928972             121,748,729      1.14%      -10.21%
                     1.25%             675,944      13.909071               9,401,755      1.20%      -10.23%
                     1.30%           2,271,921      13.889198              31,555,155      1.25%      -10.25%
                     1.35%             481,153      13.760344               6,620,826      1.33%      -10.28%
                     1.40%             252,642      13.741237               3,471,619      1.34%      -10.30%
                     1.45%             108,330      13.722154               1,486,523      1.42%      -10.32%
                     1.50%             371,438      13.703049               5,089,832      1.45%      -10.34%
                     1.55%              57,441      13.684007                 786,027      1.59%      -10.37%
                     1.60%              23,716      13.664952                 324,079      1.61%      -10.39%
                     1.65%             182,363      13.645923               2,488,508      1.58%      -10.41%
                     1.70%              49,931       9.648931                 481,780      1.70%      -10.44%
                     1.75%              65,127       9.638346                 627,719      1.71%      -10.46%
                     1.80%              28,852       9.627765                 277,784      1.82%      -10.48%
                     1.85%               1,179       9.617192                  11,343      1.84%      -10.50%
                     1.90%               3,754       9.606630                  36,066      1.88%      -10.53%
                     1.95%                 354       9.596064                   3,398      1.88%      -10.55%
                     2.10%               1,603       9.564421                  15,335      2.13%      -10.62%
                     0.95%EV         7,223,911      13.750198              99,330,206      1.35%      -10.35%
                     1.00%EV         4,637,512      13.731109              63,678,180      1.41%      -10.37%
                     1.05%EV           515,863      13.712036               7,073,536      1.47%      -10.39%
                     1.10%EV           979,730      13.692978              13,415,422      1.55%      -10.42%
                     1.15%EV           408,745      13.673936               5,589,147      1.53%      -10.44%
                     1.20%EV           309,453      13.654908               4,225,551      1.64%      -10.46%
                     1.25%EV           811,108      10.184375               8,260,632      1.69%      -10.49%
                     1.30%EV            45,160      10.171698                 459,359      1.71%      -10.51%
                     1.35%EV            38,014      10.159019                 386,188      1.73%      -10.53%
                     1.40%EV           139,301      10.146355               1,413,397      1.84%      -10.55%
                     1.45%EV            80,867      10.133682                 819,482      1.92%      -10.58%
                     1.50%EV            49,612      10.121037                 502,126      1.90%      -10.60%
                     1.55%EV            72,211      10.108395                 729,935      2.03%      -10.62%
                     1.60%EV            33,433      10.095768                 337,533      2.09%      -10.65%
                     1.65%EV            34,631      10.083155                 349,189      2.11%      -10.67%
                     1.70%EV            21,562      10.070536                 217,137      2.10%      -10.69%
                     1.75%EV             7,438      10.057933                  74,813      2.14%      -10.71%
                     1.80%EV             4,933      10.045350                  49,555      2.24%      -10.74%
                     1.85%EV               447      10.032766                   4,489      2.23%      -10.76%
                     1.90%EV               363      10.020191                   3,635      2.32%      -10.78%
                     1.95%EV               171      10.007611                   1,709      2.44%      -10.81%
                     2.10%EV               112       9.969989                   1,115      2.59%      -10.87%
2000................ 0.95%          20,079,635      19.690864             395,385,362      0.95%        4.57%
                     1.00%          13,530,933      19.664527             266,079,397      1.02%        4.54%
                     1.05%           2,068,587      19.638188              40,623,300      1.02%        4.51%
                     1.10%             882,163      18.321839              16,162,848      1.06%        4.49%
                     1.15%             248,591      18.305696               4,550,631      1.13%        4.46%
                     1.20%           6,008,333      18.436678             110,773,701      1.19%        4.44%
                     1.25%             437,828      18.419647               8,064,637      1.26%        4.41%
                     1.30%           1,734,317      18.402620              31,915,977      1.23%        4.38%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                           Contract
                     Asset                            Unit                 Owners'                    Total
                     Charge              Units      Fair Value             Equity        Expenses*    Return**
                     ------              -----      ----------             ------        ---------    --------
                     1.35%             203,565      18.241115               3,713,253      1.28%        4.36%
                     1.40%           2,739,306      18.224999              49,923,849      1.39%        4.33%
                     1.45%           1,907,749      18.208897              34,738,005      1.45%        4.30%
                     1.50%             363,278      18.192771               6,609,033      1.48%        4.28%
                     1.55%             271,507      18.176677               4,935,095      1.57%        4.25%
                     1.60%             164,803      18.160573               2,992,917      1.60%        4.22%
                     1.65%             198,513      18.144484               3,601,916      1.59%        4.20%
                     1.70%             178,399      12.836343               2,289,991      1.67%        4.17%
                     1.75%              45,279      12.828774                 580,874      1.67%        4.15%
                     1.80%              19,126      12.821201                 245,218      1.75%        4.12%
                     1.85%              25,225      12.813623                 323,224      1.84%        4.09%
                     1.90%              25,515      12.806067                 326,747      1.90%        4.07%
                     1.95%              15,284      12.798487                 195,612      1.92%        4.04%
                     2.00%              12,301      12.790923                 157,341      1.92%        4.01%
                     2.05%               3,611      12.783358                  46,161      2.00%        3.99%
                     2.10%               6,052      12.775787                  77,319      2.06%        3.96%
                     2.15%               3,717      12.768212                  47,459      2.13%        3.93%
                     2.20%                 594      12.760655                   7,580      2.20%        3.91%
                     2.25%                 291      10.233632                   2,978      2.17%        2.34% 01/21/00
                     2.30%                 944      10.231331                   9,658      2.30%        2.31% 01/21/00
                     2.40%                  10      10.226726                     102      2.42%        2.27% 01/21/00
1999................ 0.95%          10,022,316      15.762361             157,975,362      0.91%       13.82%
                     1.00%           6,854,172      15.749227             107,947,910      0.96%       13.80%
                     1.05%           1,145,297      15.736088              18,022,495      1.04%       13.77%
                     1.10%             166,612      14.688730               2,447,319      1.10%       13.74%
                     1.15%              58,160      14.683213                 853,976      1.19%       13.71%
                     1.20%           1,096,744      14.795767              16,227,169      1.22%       13.68%
                     1.25%              51,046      14.789593                 754,949      1.29%       13.65%
                     1.30%             246,037      14.783412               3,637,266      1.27%       13.62%
                     1.35%              23,736      14.661111                 347,996      1.31%       13.60%
                     1.40%               2,742      14.655585                  40,185      1.43%       13.57%
                     1.45%               2,404      14.650065                  35,219      1.47%       13.54%
                     1.50%               1,476      14.644529                  21,615      1.50%       13.51%
                     1.70%                 398      10.353840                   4,121      1.71%        3.54% 05/03/99
1998................ 0.95%           1,849,176      11.887426              21,981,943      0.92%       18.51%
                     1.00%           1,324,674      11.883508              15,741,774      0.95%       18.48%
                     1.05%             269,515      11.879573               3,201,723      1.05%       18.45%

Fidelity
VIP -
High Income
Portfolio:
Service
Class
1999................ 0.95%           9,438,848       7.265586              68,578,760      0.99%       -7.64%
                     1.00%           5,157,752       7.252209              37,405,096      1.01%       -7.66%
                     1.05%           1,347,655       7.238836               9,755,450      1.05%       -7.69%
                     1.10%             441,112       7.950861               3,507,219      1.14%       -7.71%
                     1.15%             120,197       7.939827                 954,342      1.14%       -7.73%
                     1.20%           2,468,961       7.820529              19,308,584      1.15%       -7.76%
                     1.25%             233,595       7.809332               1,824,218      1.30%       -7.78%
                     1.30%             557,451       7.798167               4,347,096      1.23%       -7.80%
                     1.35%             165,390       7.895841               1,305,896      1.37%       -7.83%
                     1.40%              98,251       7.884881                 774,696      1.44%       -7.85%
                     1.45%              20,256       7.873907                 159,497      1.47%       -7.87%
                     1.50%              65,002       7.862960                 511,111      1.54%       -7.90%
                     1.55%              13,207       7.852014                 103,700      1.48%       -7.92%

                                                                           Contract
                     Asset                            Unit                 Owners'                    Total
                     Charge              Units      Fair Value             Equity        Expenses*    Return**
                     ------              -----      ----------             ------        ---------    --------
                     1.60%               5,873       7.841076                  46,050      1.62%       -7.94%
                     1.65%              37,035       7.830155                 289,992      1.61%       -7.97%
                     1.70%               3,483       6.770724                  23,580      1.71%       -7.99%
                     1.75%               5,528       6.763281                  37,385      1.78%       -8.01%
                     1.80%               1,489       6.755871                  10,062      1.80%       -8.04%
                     1.85%               2,612       6.748448                  17,628      1.78%       -8.06%
                     1.90%               2,576       6.741035                  17,368      1.94%       -8.08%
                     0.95%EV         1,523,225       7.879947              12,002,934      1.45%       -7.90%
                     1.00%EV           969,071       7.868996               7,625,615      1.48%       -7.92%
                     1.05%EV           179,496       7.858050               1,410,491      1.43%       -7.95%
                     1.10%EV           264,340       7.847125               2,074,309      1.57%       -7.97%
                     1.15%EV           122,141       7.836206                 957,122      1.53%       -7.99%
                     1.20%EV            73,988       7.825298                 578,974      1.68%       -8.02%
                     1.25%EV            62,015       7.341481                 455,279      1.69%       -8.04%
                     1.30%EV            26,099       7.332326                 191,368      1.77%       -8.06%
                     1.35%EV            11,630       7.323182                  85,171      1.78%       -8.09%
                     1.40%EV            40,558       7.314051                 296,644      1.81%       -8.11%
                     1.45%EV             7,276       7.304919                  53,147      1.85%       -8.13%
                     1.50%EV            23,497       7.295785                 171,430      1.96%       -8.16%
                     1.55%EV            16,298       7.286652                 118,761      2.01%       -8.18%
                     1.60%EV                58       7.277558                     422      2.04%       -8.21%
                     1.65%EV                87       7.268454                     631      2.08%       -8.23%
                     1.70%EV            10,816       7.259361                  78,519      2.09%       -8.25%
                     1.75%EV             1,352       7.250264                   9,806      2.15%       -8.28%
                     1.80%EV               201       7.241177                   1,455      2.29%       -8.30%
                     1.85%EV               468       7.232120                   3,382      2.30%       -8.32%
2000................ 0.95%           9,465,811       9.708063              91,894,690      0.92%       -5.40%
                     1.00%           5,298,589       9.695058              51,370,128      0.97%       -5.42%
                     1.05%           1,684,072       9.682061              16,305,288      0.99%       -5.45%
                     1.10%             178,635      10.639764               1,900,634      1.09%       -5.47%
                     1.15%              34,624      10.630356                 368,065      1.16%       -5.50%
                     1.20%           1,965,484      10.475901              20,590,216      1.17%       -5.52%
                     1.25%             122,224      10.466201               1,279,221      1.26%       -5.54%
                     1.30%             466,472      10.456508               4,877,668      1.24%       -5.57%
                     1.35%              88,282      10.592827                 935,156      1.31%       -5.59%
                     1.40%             534,017      10.583472               5,651,754      1.39%       -5.61%
                     1.45%             254,942      10.574097               2,695,781      1.38%       -5.64%
                     1.50%             140,226      10.564732               1,481,450      1.50%       -5.66%
                     1.55%              60,883      10.555361                 642,642      1.51%       -5.69%
                     1.60%              21,676      10.546007                 228,595      1.61%       -5.71%
                     1.65%              16,596      10.536650                 174,866      1.58%       -5.73%
                     1.70%               4,696       9.115642                  42,807      1.69%       -5.76%
                     1.75%                 985       9.110257                   8,974      1.76%       -5.78%
                     1.80%                 683       9.104880                   6,219      1.78%       -5.81%
                     1.85%               7,778       9.099506                  70,776      1.79%       -5.83%
                     1.90%                 165       9.094113                   1,501      1.85%       -5.85%
                     1.95%               2,238       9.088735                  20,341      1.89%       -5.88%
                     2.00%                 104       9.083360                     945      1.95%       -5.90%
                     2.10%                 336       9.072606                   3,048      2.04%       -5.95%
                     2.20%                 209       9.061841                   1,894      2.20%       -6.00%
1999................ 0.95%           7,932,845      10.293540              81,657,058      0.92%        7.37%
                     1.00%           4,549,563      10.284946              46,792,010      1.02%        7.35%
                     1.05%           1,382,441      10.276352              14,206,450      1.02%        7.32%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                           Contract
                     Asset                            Unit                 Owners'                    Total
                     Charge              Units      Fair Value             Equity        Expenses*    Return**
                     ------              -----      ----------             ------        ---------    --------
                     1.10%              33,138      11.298554                  374,411     1.09%        7.29%
                     1.15%               7,687      11.294296                   86,819     1.18%        7.27%
                     1.20%             537,816      11.135825                5,989,024     1.20%        7.24%
                     1.25%              22,615      11.131162                  251,731     1.21%        7.21%
                     1.30%              72,706      11.126502                  808,963     1.31%        7.19%
                     1.35%               8,707      11.277274                   98,191     1.32%        7.16%
                     1.40%               2,203      11.273031                   24,834     1.43%        7.13%
                     1.50%                 422      11.264513                    4,753     1.51%        7.08%
1998................ 0.95%           3,303,166      10.561923               34,887,785     0.95%        4.30%
                     1.00%           2,042,787      10.558433               21,568,630     0.93%        4.27%
                     1.05%             592,077      10.554939                6,249,336     0.99%        4.25%
Fidelity VIP -
Overseas
Portfolio:
Service Class
2001................ 0.95%           4,275,836      10.999168               47,030,640     0.92%      -11.90%
                     1.00%           1,830,810      10.978917               20,100,312     0.94%      -11.92%
                     1.05%             461,129      10.958690                5,053,367     0.98%      -11.95%
                     1.10%             174,800      12.087850                2,112,960     1.14%      -11.97%
                     1.15%              42,774      12.071109                  516,331     1.10%      -11.99%
                     1.20%           3,923,398      11.176418               43,849,537     1.25%      -12.01%
                     1.25%             105,647      11.160444                1,179,062     1.28%      -12.03%
                     1.30%             418,611      11.144509                4,665,209     1.31%      -12.06%
                     1.35%              73,430      12.004268                  881,475     1.32%      -12.08%
                     1.40%              33,280      11.987597                  398,950     1.39%      -12.10%
                     1.45%              12,265      11.970943                  146,819     1.45%      -12.12%
                     1.50%              42,747      11.954304                  511,005     1.46%      -12.15%
                     1.55%               6,981      11.937674                   83,332     1.53%      -12.17%
                     1.60%               6,605      11.921062                   78,741     1.58%      -12.19%
                     1.65%              32,868      11.904449                  391,274     1.66%      -12.21%
                     1.70%               6,424       9.109473                   58,520     1.69%      -12.23%
                     1.75%               2,324       9.099478                   21,144     1.74%      -12.26%
                     1.80%               4,777       9.089491                   43,424     1.75%      -12.28%
                     1.85%                 960       9.079514                    8,715     1.89%      -12.30%
                     1.90%                 342       9.069548                    3,104     1.95%      -12.32%
                     0.95%EV           643,206      11.993965                7,714,587     1.33%      -12.15%
                     1.00%EV           442,726      11.977310                5,302,669     1.47%      -12.17%
                     1.05%EV            49,894      11.960672                  596,771     1.49%      -12.20%
                     1.10%EV            91,726      11.944044                1,095,578     1.57%      -12.22%
                     1.15%EV            62,116      11.927458                  740,882     1.57%      -12.24%
                     1.20%EV            20,920      11.910858                  249,170     1.64%      -12.26%
                     1.25%EV            13,745       9.747121                  133,976     1.69%      -12.29%
                     1.30%EV             6,303       9.734975                   61,355     1.78%      -12.31%
                     1.35%EV             2,419       9.722847                   23,519     1.81%      -12.33%
                     1.40%EV            18,523       9.710722                  179,869     1.82%      -12.35%
                     1.45%EV             8,621       9.698622                   83,616     1.84%      -12.38%
                     1.50%EV            12,645       9.686516                  122,491     1.98%      -12.40%
                     1.55%EV            16,797       9.674417                  162,505     2.04%      -12.42%
                     1.60%EV             1,885       9.662321                   18,216     2.00%      -12.44%
                     1.65%EV             1,938       9.650260                   18,704     2.14%      -12.46%
                     1.75%EV             1,077       9.626137                   10,370     2.21%      -12.51%
                     1.85%EV                 8       9.602034                       77     2.34%      -12.55%
2000................ 0.95%           3,936,333      14.733763               57,996,998     0.96%       -5.49%
                     1.00%           1,800,542      14.714037               26,493,242     1.00%       -5.51%

                                                                           Contract
                     Asset                            Unit                 Owners'                    Total
                     Charge              Units      Fair Value             Equity        Expenses*    Return**
                     ------              -----      ----------             ------        ---------    --------
                     1.05%             421,868      14.694328                6,199,067     0.99%     -5.54%
                     1.10%              64,877      16.216571                1,052,082     1.04%     -5.56%
                     1.15%              13,167      16.202269                  213,335     1.08%     -5.59%
                     1.20%           1,859,733      15.008954               27,912,647     1.17%     -5.61%
                     1.25%              83,483      14.995073                1,251,834     1.21%     -5.63%
                     1.30%             252,090      14.981228                3,776,618     1.25%     -5.66%
                     1.35%              50,997      16.145127                  823,353     1.30%     -5.68%
                     1.40%             239,340      16.130856                3,860,759     1.35%     -5.70%
                     1.45%             122,469      16.116591                1,973,783     1.38%     -5.73%
                     1.50%              29,765      16.102338                  479,286     1.47%     -5.75%
                     1.55%              32,815      16.088076                  527,930     1.53%     -5.78%
                     1.60%              34,376      16.073838                  552,554     1.57%     -5.80%
                     1.65%              16,668      16.059577                  267,681     1.65%     -5.82%
                     1.70%               4,178      12.295266                   51,370     1.68%     -5.85%
                     1.75%               2,324      12.288006                   28,557     1.71%     -5.87%
                     1.85%               2,200      12.273508                   27,002     1.83%     -5.92%
                     1.90%                 834      12.266255                   10,230     1.91%     -5.94%
                     1.95%               5,229      12.259002                   64,102     1.92%     -5.97%
                     2.00%                 159      12.251762                    1,948     1.96%     -5.99%
                     2.10%                 103      12.237269                    1,260     2.10%     -6.04%
                     2.25%                 189       9.839698                    1,860     2.17%     -1.60% 01/21/00
1999................ 0.95%           2,148,160      11.883023               25,526,635     0.90%      7.56%
                     1.00%           1,052,488      11.873106               12,496,302     1.01%      7.53%
                     1.05%             266,909      11.863202                3,166,395     0.99%      7.51%
                     1.10%               3,049      13.098767                   39,938     1.10%      7.48%
                     1.15%                 812      13.093844                   10,632     1.09%      7.45%
                     1.20%             271,100      12.135619                3,289,966     1.19%      7.42%
                     1.25%               9,922      12.130530                  120,359     1.28%      7.40%
                     1.30%              71,190      12.125471                  863,212     1.24%      7.37%
                     1.35%               3,415      13.074135                   44,648     1.35%      7.34%
                     1.50%                 113      13.059350                    1,476     1.48%      7.26%
1998................ 0.95%             676,318      11.422611                7,725,318     0.91%     15.35%
                     1.00%             383,812      11.418840                4,382,688     0.97%     15.32%
                     1.05%             103,068      11.415076                1,176,529     1.00%     15.29%

Fidelity
VIP-II -
Contrafund
Portfolio:
Service Class
2001................ 0.95%          16,494,080      13.039906              215,081,253     0.89%     -10.43%
                     1.00%           9,461,138      13.015901              123,145,234     0.99%     -10.45%
                     1.05%           1,508,096      12.991920               19,593,061     1.03%     -10.47%
                     1.10%             982,578      12.975326               12,749,272     1.04%     -10.50%
                     1.15%             264,931      12.957342                3,432,806     1.20%     -10.52%
                     1.20%           5,142,687      12.745776               65,547,539     1.16%     -10.54%
                     1.25%             407,824      12.727569                5,190,611     1.29%     -10.56%
                     1.30%           1,081,949      12.709391               13,750,919     1.30%     -10.59%
                     1.35%             272,639      12.885593                3,513,112     1.38%     -10.61%
                     1.40%             102,738      12.867697                1,322,006     1.37%     -10.63%
                     1.45%              50,474      12.849822                  648,580     1.45%     -10.66%
                     1.50%             351,720      12.831955                4,513,253     1.50%     -10.68%
                     1.55%              49,596      12.814097                  635,532     1.51%     -10.70%
                     1.60%               5,689      12.796261                   72,793     1.56%     -10.72%
                     1.65%             117,058      12.778446                1,495,821     1.70%     -10.75%
                     1.70%              19,908       9.229280                  183,733     1.75%     -10.77%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                              Contract
                     Asset                            Unit                    Owners'                 Total
                     Charge              Units      Fair Value                Equity     Expenses*    Return**
                     ------              -----      ----------                ------     ---------    --------
                     1.75%               9,004       9.219165                   83,012     1.70%     -10.79%
                     1.80%              54,088       9.209044                  498,096     1.82%     -10.81%
                     1.90%                 566       9.188833                    5,205     1.89%     -10.86%
                     1.95%                 340       9.178727                    3,124     1.94%     -10.88%
                     0.95%EV         3,240,623      12.873426               41,717,923     1.36%     -10.67%
                     1.00%EV         2,496,916      12.855560               32,099,255     1.42%     -10.69%
                     1.05%EV           213,798      12.837699                2,744,669     1.51%     -10.71%
                     1.10%EV           550,803      12.819863                7,061,224     1.56%     -10.73%
                     1.15%EV           217,717      12.802032                2,787,225     1.58%     -10.76%
                     1.20%EV           109,520      12.784222                1,400,123     1.62%     -10.78%
                     1.25%EV           117,612       9.860843                1,159,750     1.72%     -10.80%
                     1.30%EV            31,690       9.848569                  312,105     1.72%     -10.82%
                     1.35%EV            15,867       9.836281                  156,068     1.82%     -10.85%
                     1.40%EV            99,681       9.824021                  979,271     1.81%     -10.87%
                     1.45%EV            43,883       9.811771                  430,570     1.94%     -10.89%
                     1.50%EV            76,526       9.799525                  749,919     1.99%     -10.91%
                     1.55%EV            37,409       9.787293                  366,130     2.02%     -10.94%
                     1.60%EV            14,269       9.775069                  139,484     2.05%     -10.96%
                     1.65%EV            18,387       9.762858                  179,505     2.13%     -10.98%
                     1.70%EV            10,979       9.750635                  107,048     2.17%     -11.01%
                     1.75%EV             7,751       9.738452                   75,482     2.19%     -11.03%
                     1.80%EV             4,984       9.726247                   48,472     2.22%     -11.05%
                     1.85%EV               963       9.714059                    9,355     2.29%     -11.07%
                     1.90%EV               477       9.701895                    4,624     2.38%     -11.10%
                     2.00%EV               160       9.677572                    1,548     2.43%     -11.14%
2000................ 0.95%          16,160,160      15.467983              249,965,080     0.87%     -1.82%
                     1.00%           9,602,110      15.447298              148,326,655     0.93%     -1.85%
                     1.05%           1,501,945      15.426596               23,169,899     1.06%     -1.87%
                     1.10%             602,853      15.414646                9,292,766     1.02%     -1.90%
                     1.15%             123,746      15.401044                1,905,818     1.08%     -1.92%
                     1.20%           3,891,156      15.157224               58,979,123     1.20%     -1.95%
                     1.25%             256,468      15.143211                3,883,749     1.24%     -1.97%
                     1.30%             884,369      15.129214               13,379,808     1.25%     -2.00%
                     1.35%             173,607      15.346715                2,664,297     1.29%     -2.02%
                     1.40%           1,126,616      15.333148               17,274,570     1.34%     -2.04%
                     1.45%             819,181      15.319578               12,549,507     1.39%     -2.07%
                     1.50%             297,085      15.306022                4,547,190     1.51%     -2.09%
                     1.55%             144,003      15.292464                2,202,161     1.57%     -2.12%
                     1.60%              68,205      15.278907                1,042,098     1.52%     -2.14%
                     1.65%              76,008      15.265373                1,160,290     1.61%     -2.17%
                     1.70%              25,164      11.031058                  277,586     1.66%     -2.19%
                     1.75%              36,164      11.024547                  398,692     1.68%     -2.22%
                     1.80%              19,010      11.018047                  209,453     1.81%     -2.24%
                     1.85%              26,389      11.011537                  290,583     1.81%     -2.27%
                     1.90%              12,173      11.005029                  133,964     1.83%     -2.29%
                     1.95%              25,144      10.998517                  276,547     1.96%     -2.32%
                     2.00%               5,585      10.992014                   61,390     2.01%     -2.34%
                     2.05%               3,336      10.985494                   36,648     2.03%     -2.37%
                     2.10%               3,621      10.978990                   39,755     2.06%     -2.39%
                     2.15%                 685      10.972480                    7,516     2.15%     -2.42%
                     2.20%                 723      10.965984                    7,928     2.12%     -2.44%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               2.25%             192     9.759488           1,874      2.24%      -2.41% 01/21/00
                                               2.45%              74     9.750698             722      2.38%      -2.49% 01/21/00
   1999 ....................................   0.95%      10,094,243    14.177240     143,108,506      0.94%      10.65%
                                               1.00%       6,326,641    14.165436      89,619,628      1.03%      10.63%
                                               1.05%         983,576    14.153619      13,921,160      1.06%      10.60%
                                               1.10%         174,725    14.149804       2,472,324      1.12%      10.57%
                                               1.15%          27,955    14.144484         395,409      1.18%      10.54%
                                               1.20%         880,799    13.927608      12,267,423      1.17%      10.51%
                                               1.25%          28,759    13.921791         400,376      1.23%      10.49%
                                               1.30%         172,196    13.915978       2,396,276      1.32%      10.46%
                                               1.35%          48,309    14.123201         682,278      1.35%      10.43%
                                               1.40%           7,238    14.117878         102,185      1.38%      10.40%
                                               1.50%             914    14.107228          12,894      1.48%      10.35%
   1998 ....................................   0.95%       2,806,492    11.571906      32,476,461      0.87%      16.24%
                                               1.00%       1,737,897    11.568095      20,104,158      0.98%      16.21%
                                               1.05%         300,279    11.564269       3,472,507      0.98%      16.19%

Fidelity VIP-III -
Growth Opportunities Portfolio:
Service Class
   2001 ....................................   0.95%       6,648,000     9.858568      65,539,757      0.92%      -9.21%
                                               1.00%       4,444,874     9.840393      43,739,303      1.03%      -9.23%
                                               1.05%         785,813     9.822253       7,718,456      1.09%      -9.25%
                                               1.10%         183,090     9.425725       1,725,755      1.14%      -9.28%
                                               1.15%          54,753     9.412652         515,373      1.11%      -9.30%
                                               1.20%       1,537,725     9.487656      14,589,407      1.15%      -9.32%
                                               1.25%         133,771     9.474107       1,267,358      1.20%      -9.35%
                                               1.30%         360,427     9.460557       3,409,836      1.23%      -9.37%
                                               1.35%          73,381     9.360496         686,880      1.36%      -9.39%
                                               1.40%          40,139     9.347491         375,196      1.45%      -9.42%
                                               1.45%          17,344     9.334469         161,898      1.49%      -9.44%
                                               1.50%          44,522     9.321502         415,010      1.49%      -9.46%
                                               1.55%          23,533     9.308526         219,061      1.49%      -9.48%
                                               1.60%           2,855     9.295562          26,536      1.60%      -9.51%
                                               1.65%          27,787     9.282614         257,937      1.66%      -9.53%
                                               1.70%           4,807     7.268449          34,937      1.69%      -9.55%
                                               1.75%          13,644     7.260468          99,064      1.77%      -9.58%
                                               1.80%           5,984     7.252501          43,399      1.73%      -9.60%
                                               1.85%           1,112     7.244542           8,054      1.85%      -9.62%
                                               0.95% EV      711,251     9.341164       6,643,915      1.39%      -9.47%
                                               1.00% EV      545,021     9.328190       5,084,058      1.45%      -9.49%
                                               1.05% EV       52,812     9.315213         491,956      1.46%      -9.51%
                                               1.10% EV      149,530     9.302273       1,390,972      1.60%      -9.53%
                                               1.15% EV       61,080     9.289312         567,391      1.57%      -9.56%
                                               1.20% EV       20,736     9.276382         192,356      1.69%      -9.58%
                                               1.25% EV       42,013     7.535573         316,591      1.72%      -9.60%
                                               1.30% EV        5,773     7.526174          43,451      1.76%      -9.63%
                                               1.35% EV        2,931     7.516784          22,032      1.77%      -9.65%
                                               1.40% EV       36,101     7.507405         271,025      1.90%      -9.67%
                                               1.45% EV       23,297     7.498028         174,680      1.92%      -9.70%
                                               1.50% EV       10,195     7.488665          76,348      1.91%      -9.72%
                                               1.55% EV       12,281     7.479309          91,856      1.98%      -9.74%
                                               1.60% EV        3,647     7.469954          27,245      1.99%      -9.76%
                                               1.65% EV        1,378     7.460620          10,279      2.12%      -9.79%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.70% EV        4,134     7.451275          30,802      2.08%      -9.81%
                                               1.75% EV        3,854     7.441941          28,678      2.22%      -9.83%
                                               1.80% EV           94     7.432613             700      2.20%      -9.86%
                                               1.85% EV          120     7.423296             888      2.33%      -9.88%
                                               1.90% EV          130     7.413977             963      2.32%      -9.90%
                                               1.95% EV           43     7.404679             319      2.42%      -9.93%
   2000 ....................................   0.95%       7,308,469    12.685454      92,711,247      0.96%      -4.16%
                                               1.00%       5,001,428    12.668443      63,360,306      1.01%      -4.18%
                                               1.05%         867,496    12.651471      10,975,100      0.99%      -4.21%
                                               1.10%         113,047    12.146838       1,373,164      1.05%      -4.23%
                                               1.15%          27,736    12.136108         336,607      1.10%      -4.25%
                                               1.20%       1,243,071    12.238990      15,213,934      1.16%      -4.28%
                                               1.25%         102,345    12.227683       1,251,442      1.17%      -4.30%
                                               1.30%         330,791    12.216375       4,041,067      1.27%      -4.33%
                                               1.35%          54,123    12.093266         654,524      1.31%      -4.35%
                                               1.40%         263,233    12.082564       3,180,530      1.40%      -4.37%
                                               1.45%         183,931    12.071857       2,220,389      1.44%      -4.40%
                                               1.50%          52,075    12.061175         628,086      1.43%      -4.42%
                                               1.55%          56,785    12.050493         684,287      1.49%      -4.45%
                                               1.60%          23,787    12.039796         286,391      1.57%      -4.47%
                                               1.65%          13,848    12.029129         166,579      1.62%      -4.49%
                                               1.70%           7,495     9.423798          70,631      1.62%      -4.52%
                                               1.75%           6,022     9.418227          56,717      1.69%      -4.54%
                                               1.80%           3,715     9.412670          34,968      1.73%      -4.57%
                                               1.85%           6,356     9.407105          59,792      1.86%      -4.59%
                                               1.90%           6,939     9.401542          65,237      1.92%      -4.62%
                                               1.95%           4,114     9.395986          38,655      1.94%      -4.64%
                                               2.00%           4,015     9.390419          37,703      1.97%      -4.66%
                                               2.05%             182     9.384855           1,708      2.02%      -4.69%
                                               2.10%             793     9.379289           7,438      2.08%      -4.71%
                                               2.15%             776     9.373735           7,274      2.10%      -4.74%
                                               2.20%              50     9.368170             468      2.20%      -4.76%
                                               2.30%             116     9.860228           1,144      2.28%      -1.40% 01/21/00
                                               2.40%               5     9.855791              49      2.32%      -1.44% 01/21/00
   1999 ....................................   0.95%       6,159,737    13.587231      83,693,770      0.89%       5.93%
                                               1.00%       4,823,311    13.575880      65,480,692      0.96%       5.91%
                                               1.05%         765,014    13.564557      10,377,076      1.04%       5.88%
                                               1.10%          33,145    13.030094         431,883      1.13%       5.85%
                                               1.15%           2,654    13.025187          34,569      1.12%       5.83%
                                               1.20%         485,578    13.142271       6,381,597      1.16%       5.80%
                                               1.25%          19,694    13.136791         258,715      1.25%       5.77%
                                               1.30%          81,286    13.131300       1,067,391      1.33%       5.75%
                                               1.35%          26,548    13.005570         345,272      1.36%       5.72%
                                               1.40%           2,571    13.000670          33,425      1.39%       5.69%
   1998 ....................................   0.95%       2,168,581    11.523659      24,989,988      0.88%      10.80%
                                               1.00%       1,871,695    11.519844      21,561,634      1.00%      10.77%
                                               1.05%         308,662    11.516041       3,554,564      0.97%      10.74%

Janus Aspen Series -
Capital Appreciation Portfolio -
Service Shares
   2001 ....................................   0.95%      11,261,809     7.020394      79,062,336      1.34%     -14.01%
                                               1.00%       6,548,467     7.015358      45,939,838      1.40%     -14.03%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.05%         828,320     7.010319       5,806,788      1.50%     -14.05%
                                               1.10%         904,964     7.005282       6,339,530      1.55%     -14.07%
                                               1.15%         457,380     7.000248       3,201,777      1.59%     -14.10%
                                               1.20%       7,260,234     6.995215      50,786,895      1.63%     -14.12%
                                               1.25%         522,001     6.990185       3,648,882      1.64%     -14.14%
                                               1.30%       2,720,378     6.985158      19,002,273      1.78%     -14.16%
                                               1.35%         590,828     6.980123       4,124,054      1.77%     -14.18%
                                               1.40%         331,560     6.975103       2,312,667      1.83%     -14.20%
                                               1.45%          91,958     6.970071         640,956      1.86%     -14.23%
                                               1.50%         469,784     6.965044       3,272,067      1.92%     -14.25%
                                               1.55%          66,621     6.960024         463,684      1.96%     -14.27%
                                               1.60%          35,980     6.955000         250,240      2.03%     -14.29%
                                               1.65%         154,479     6.949968       1,073,625      2.14%     -14.31%
                                               1.70%          38,283     6.944957         265,872      2.17%     -14.34%
                                               1.75%          12,902     6.939933          89,541      2.15%     -14.36%
                                               1.80%          63,951     6.934904         443,497      2.22%     -14.38%
                                               1.85%           2,595     6.929892          17,986      2.27%     -14.40%
                                               1.90%           2,529     6.924880          17,510      2.38%     -14.42%
                                               0.95% EV    6,053,058    10.789167      65,307,451      0.93%     -14.27%
                                               1.00% EV    4,910,693    10.775892      52,917,097      0.96%     -14.29%
                                               1.05% EV      445,671    10.762605       4,796,580      1.06%     -14.32%
                                               1.10% EV    1,051,282    10.749335      11,300,586      1.04%     -14.34%
                                               1.15% EV      402,593    10.736079       4,322,267      1.17%     -14.36%
                                               1.20% EV      346,005    10.722820       3,710,152      1.23%     -14.38%
                                               1.25% EV      246,729    10.709575       2,642,363      1.21%     -14.40%
                                               1.30% EV       40,713    10.696346         435,485      1.29%     -14.43%
                                               1.35% EV       39,057    10.683118         417,254      1.29%     -14.45%
                                               1.40% EV      140,726    10.669911       1,501,537      1.34%     -14.47%
                                               1.45% EV       75,065    10.656706         799,944      1.48%     -14.49%
                                               1.50% EV       93,675    10.643508         997,030      1.52%     -14.51%
                                               1.55% EV       62,407    10.630330         663,412      1.53%     -14.53%
                                               1.60% EV       30,044    10.617157         318,982      1.62%     -14.56%
                                               1.65% EV       21,533    10.603996         228,340      1.65%     -14.58%
                                               1.70% EV       19,885    10.590816         210,595      1.68%     -14.60%
                                               1.75% EV        4,883    10.577680          51,646      1.71%     -14.62%
                                               1.80% EV        4,850    10.564545          51,237      1.74%     -14.64%
                                               1.85% EV        1,165    10.551417          12,291      1.85%     -14.67%
                                               1.90% EV          211    10.538298           2,229      1.91%     -14.69%
                                               1.95% EV           56    10.525191             587      2.42%     -14.71%
                                               2.00% EV           42    10.512081             442      2.48%     -14.73%
   2000 ....................................   0.95%       6,390,761     9.638584      61,597,887      0.93%      -3.61% 01/27/00
                                               1.00%       4,763,964     9.636518      45,908,025      0.95%      -3.63% 01/27/00
                                               1.05%         480,743     9.634460       4,631,699      1.01%      -3.66% 01/27/00
                                               1.10%         349,459     9.632394       3,366,127      1.06%      -3.68% 01/27/00
                                               1.15%         137,661     9.630336       1,325,722      1.16%      -3.70% 01/27/00
                                               1.20%       3,729,940     9.628268      35,912,862      1.16%      -3.72% 01/27/00
                                               1.25%         193,690     9.626199       1,864,498      1.25%      -3.74% 01/27/00
                                               1.30%       1,556,772     9.624139      14,982,590      1.29%      -3.76% 01/27/00
                                               1.35%         142,180     9.622072       1,368,066      1.35%      -3.78% 01/27/00
                                               1.40%       4,383,580     9.620003      42,170,053      1.37%      -3.80% 01/27/00
                                               1.45%       2,695,872     9.617941      25,928,738      1.40%      -3.82% 01/27/00
                                               1.50%         482,829     9.615871       4,642,821      1.44%      -3.84% 01/27/00
                                               1.55%         567,775     9.613803       5,458,477      1.50%      -3.86% 01/27/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.60%         349,756     9.611730       3,361,760      1.52%      -3.88% 01/27/00
                                               1.65%         226,995     9.609658       2,181,344      1.59%      -3.90% 01/27/00
                                               1.70%          77,183     9.607593         741,543      1.62%      -3.92% 01/27/00
                                               1.75%          39,496     9.605520         379,380      1.74%      -3.94% 01/27/00
                                               1.80%          29,655     9.603450         284,790      1.81%      -3.97% 01/27/00
                                               1.85%          75,003     9.601374         720,132      1.85%      -3.99% 01/27/00
                                               1.90%          40,333     9.599304         387,169      1.92%      -4.01% 01/27/00
                                               1.95%          47,704     9.597231         457,826      1.93%      -4.03% 01/27/00
                                               2.00%          23,683     9.595156         227,242      1.95%      -4.05% 01/27/00
                                               2.05%          27,365     9.593081         262,515      2.00%      -4.07% 01/27/00
                                               2.10%           9,981     9.591008          95,728      2.08%      -4.09% 01/27/00
                                               2.15%           7,039     9.588927          67,496      2.15%      -4.11% 01/27/00
                                               2.20%             683     9.586853           6,548      2.15%      -4.13% 01/27/00
                                               2.25%             193     9.584773           1,850      2.27%      -4.15% 01/27/00
                                               2.30%             225     9.582699           2,156      2.26%      -4.17% 01/27/00
                                               2.40%               9     9.578540              86      2.40%      -4.21% 01/27/00
                                               2.45%              25     9.576461             239      2.39%      -4.24% 01/27/00

Janus Aspen Series -
Global Technology Portfolio - Service Shares
   2001 ....................................   0.95%       8,179,790     4.808719      39,334,311      1.37%     -26.30%
                                               1.00%       4,957,401     4.805263      23,821,615      1.45%     -26.32%
                                               1.05%         591,622     4.801809       2,840,854      1.51%     -26.34%
                                               1.10%         647,458     4.798348       3,106,728      1.59%     -26.36%
                                               1.15%         318,893     4.794887       1,529,055      1.54%     -26.37%
                                               1.20%       5,199,546     4.791438      24,913,304      1.67%     -26.39%
                                               1.25%         424,940     4.787982       2,034,605      1.74%     -26.41%
                                               1.30%       1,261,139     4.784522       6,033,948      1.71%     -26.43%
                                               1.35%         300,840     4.781078       1,438,340      1.81%     -26.45%
                                               1.40%         197,916     4.777619         945,569      1.89%     -26.47%
                                               1.45%          60,448     4.774166         288,589      1.89%     -26.49%
                                               1.50%         347,005     4.770709       1,655,459      1.97%     -26.50%
                                               1.55%          37,174     4.767268         177,220      1.97%     -26.52%
                                               1.60%          17,173     4.763815          81,811      2.07%     -26.54%
                                               1.65%          94,044     4.760373         447,685      2.10%     -26.56%
                                               1.70%          11,841     4.756915          56,324      2.09%     -26.58%
                                               1.75%           8,250     4.753481          39,215      2.19%     -26.60%
                                               1.80%          16,675     4.750022          79,207      2.26%     -26.62%
                                               1.85%           2,498     4.746582          11,855      2.32%     -26.64%
                                               1.95%             265     4.739690           1,257      2.35%     -26.67%
                                               2.00%             266     4.736249           1,262      2.40%     -26.69%
                                               0.95% EV    6,974,056     4.770245      33,267,958      0.93%     -26.61%
                                               1.00% EV    4,634,334     4.766737      22,090,649      0.93%     -26.63%
                                               1.05% EV      591,428     4.763229       2,817,107      0.99%     -26.64%
                                               1.10% EV    1,100,178     4.759727       5,236,546      1.13%     -26.66%
                                               1.15% EV      472,722     4.756220       2,248,371      1.11%     -26.68%
                                               1.20% EV      365,764     4.752721       1,738,374      1.16%     -26.70%
                                               1.25% EV      184,905     4.749218         878,154      1.24%     -26.72%
                                               1.30% EV       12,771     4.745725          60,608      1.31%     -26.74%
                                               1.35% EV       33,448     4.742221         158,620      1.32%     -26.76%
                                               1.40% EV       96,566     4.738717         457,600      1.36%     -26.78%
                                               1.45% EV       56,106     4.735221         265,673      1.40%     -26.79%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.50% EV       58,734     4.731720         277,911      1.52%     -26.81%
                                               1.55% EV       82,222     4.728224         388,764      1.58%     -26.83%
                                               1.60% EV       37,542     4.724733         177,375      1.55%     -26.85%
                                               1.65% EV       20,686     4.721236          97,662      1.63%     -26.87%
                                               1.70% EV       14,072     4.717741          66,386      1.64%     -26.89%
                                               1.75% EV        8,941     4.714245          42,151      1.75%     -26.91%
                                               1.80% EV          681     4.710752           3,209      1.76%     -26.93%
                                               1.85% EV        1,273     4.707258           5,993      1.82%     -26.95%
                                               1.90% EV          191     4.703767             897      2.32%     -26.96%
                                               1.95% EV           43     4.700274             202      1.91%     -26.98%
                                               2.00% EV           66     4.696786             309      1.98%     -27.00%
   2000 ....................................   0.95%       6,290,797     9.770546      61,464,521      0.94%      -2.29% 01/27/00
                                               1.00%       3,789,408     9.768452      37,016,650      1.00%      -2.32% 01/27/00
                                               1.05%         446,847     9.766358       4,364,068      0.98%      -2.34% 01/27/00
                                               1.10%         328,770     9.764265       3,210,197      1.09%      -2.36% 01/27/00
                                               1.15%         102,048     9.762168         996,210      1.13%      -2.38% 01/27/00
                                               1.20%       3,377,879     9.760077      32,968,359      1.13%      -2.40% 01/27/00
                                               1.25%         230,037     9.757980       2,244,696      1.19%      -2.42% 01/27/00
                                               1.30%         984,850     9.755879       9,608,077      1.31%      -2.44% 01/27/00
                                               1.35%         128,993     9.753788       1,258,170      1.29%      -2.46% 01/27/00
                                               1.40%       3,887,019     9.751689      37,905,000      1.41%      -2.48% 01/27/00
                                               1.45%       2,087,636     9.749592      20,353,599      1.45%      -2.50% 01/27/00
                                               1.50%         513,204     9.747489       5,002,450      1.44%      -2.53% 01/27/00
                                               1.55%         414,964     9.745391       4,043,986      1.55%      -2.55% 01/27/00
                                               1.60%         350,412     9.743293       3,414,167      1.59%      -2.57% 01/27/00
                                               1.65%         232,748     9.741194       2,267,243      1.66%      -2.59% 01/27/00
                                               1.70%          62,526     9.739090         608,946      1.69%      -2.61% 01/27/00
                                               1.75%           9,003     9.736994          87,662      1.68%      -2.63% 01/27/00
                                               1.80%           9,055     9.734888          88,149      1.76%      -2.65% 01/27/00
                                               1.85%          51,396     9.732787         500,226      1.82%      -2.67% 01/27/00
                                               1.90%          32,521     9.730677         316,451      1.86%      -2.69% 01/27/00
                                               1.95%          38,551     9.728575         375,046      1.92%      -2.71% 01/27/00
                                               2.00%          26,133     9.726471         254,182      1.93%      -2.74% 01/27/00
                                               2.05%           7,447     9.724361          72,417      2.06%      -2.76% 01/27/00
                                               2.10%           4,355     9.722258          42,340      2.10%      -2.78% 01/27/00
                                               2.15%           6,801     9.720151          66,107      2.08%      -2.80% 01/27/00
                                               2.20%             378     9.718050           3,673      2.15%      -2.82% 01/27/00
                                               2.30%             970     9.713828           9,422      2.31%      -2.86% 01/27/00
                                               2.40%               9     9.709605              87      2.40%      -2.90% 01/27/00
                                               2.45%              26     9.707500             252      2.45%      -2.93% 01/27/00

Janus Aspen Series -
International Growth Portfolio -
Service Shares
   2001 ....................................   0.95%       8,999,557     6.894322      62,045,841      1.36%     -15.93%
                                               1.00%       4,885,534     6.889372      33,658,261      1.49%     -15.95%
                                               1.05%         576,065     6.884433       3,965,879      1.50%     -15.98%
                                               1.10%         996,550     6.879477       6,855,744      1.50%     -16.00%
                                               1.15%         399,993     6.874541       2,749,771      1.58%     -16.02%
                                               1.20%       6,664,872     6.869588      45,784,928      1.66%     -16.04%
                                               1.25%         390,553     6.864648       2,681,009      1.71%     -16.06%
                                               1.30%       1,867,970     6.859709      12,813,727      1.75%     -16.08%
                                               1.35%         301,824     6.854773       2,068,935      1.77%     -16.10%
                                               1.40%         211,120     6.849826       1,446,132      1.90%     -16.12%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.45%          62,168     6.844883         425,532      1.93%     -16.15%
                                               1.50%         378,777     6.839948       2,590,815      1.92%     -16.17%
                                               1.55%          43,363     6.835012         296,383      1.98%     -16.19%
                                               1.60%          27,186     6.830068         185,682      2.04%     -16.21%
                                               1.65%         117,560     6.825144         802,361      2.04%     -16.23%
                                               1.70%          29,017     6.820214         197,901      2.14%     -16.25%
                                               1.75%          20,022     6.815283         136,455      2.20%     -16.27%
                                               1.80%          67,909     6.810355         462,482      2.19%     -16.29%
                                               1.85%             712     6.805418           4,847      2.31%     -16.32%
                                               1.90%               7     6.800485              51      2.39%     -16.34%
                                               0.95% EV    3,793,715    12.100745      45,906,781      0.94%     -16.20%
                                               1.00% EV    2,810,027    12.085844      33,961,543      1.02%     -16.22%
                                               1.05% EV      315,135    12.070954       3,803,983      1.07%     -16.24%
                                               1.10% EV      497,866    12.056074       6,002,310      1.08%     -16.26%
                                               1.15% EV      238,372    12.041210       2,870,292      1.14%     -16.28%
                                               1.20% EV      157,171    12.026352       1,890,198      1.20%     -16.31%
                                               1.25% EV      126,785    12.011502       1,522,882      1.22%     -16.33%
                                               1.30% EV       22,026    11.996670         264,238      1.31%     -16.35%
                                               1.35% EV       24,990    11.981841         299,424      1.34%     -16.37%
                                               1.40% EV      127,980    11.967029       1,531,545      1.45%     -16.39%
                                               1.45% EV       33,971    11.952221         406,034      1.39%     -16.41%
                                               1.50% EV       33,556    11.937428         400,575      1.45%     -16.43%
                                               1.55% EV       41,705    11.922649         497,231      1.51%     -16.45%
                                               1.60% EV       16,475    11.907881         196,184      1.56%     -16.48%
                                               1.65% EV       18,147    11.893127         215,822      1.65%     -16.50%
                                               1.70% EV        7,582    11.878367          90,058      1.74%     -16.52%
                                               1.75% EV        4,652    11.863634          55,184      1.69%     -16.54%
                                               1.80% EV          619    11.848916           7,331      1.83%     -16.56%
                                               1.85% EV          771    11.834199           9,128      1.85%     -16.58%
                                               1.90% EV          159    11.819489           1,881      1.94%     -16.60%
                                               1.95% EV           23    11.804791             276      2.44%     -16.63%
                                               2.00% EV           36    11.790104             424      2.47%     -16.65%
   2000 ....................................   0.95%       4,682,859    10.098169      47,288,302      0.88%       0.98% 01/27/00
                                               1.00%       2,808,986    10.096010      28,359,551      0.99%       0.96% 01/27/00
                                               1.05%         297,175    10.093848       2,999,639      1.03%       0.94% 01/27/00
                                               1.10%         271,292    10.091683       2,737,793      1.05%       0.92% 01/27/00
                                               1.15%         106,135    10.089521       1,070,851      1.13%       0.90% 01/27/00
                                               1.20%       3,477,448    10.087351      35,078,239      1.18%       0.87% 01/27/00
                                               1.25%         127,187    10.085186       1,282,705      1.19%       0.85% 01/27/00
                                               1.30%       1,493,594    10.083019      15,059,937      1.24%       0.83% 01/27/00
                                               1.35%          93,113    10.080851         938,658      1.30%       0.81% 01/27/00
                                               1.40%       3,293,771    10.078684      33,196,877      1.41%       0.79% 01/27/00
                                               1.45%       1,939,778    10.076518      19,546,208      1.38%       0.77% 01/27/00
                                               1.50%         456,780    10.074346       4,601,760      1.45%       0.74% 01/27/00
                                               1.55%         318,692    10.072180       3,209,923      1.56%       0.72% 01/27/00
                                               1.60%         255,106    10.070004       2,568,918      1.52%       0.70% 01/27/00
                                               1.65%         173,831    10.067838       1,750,102      1.66%       0.68% 01/27/00
                                               1.70%          49,673    10.065668         499,992      1.68%       0.66% 01/27/00
                                               1.75%          38,724    10.063501         389,699      1.71%       0.64% 01/27/00
                                               1.80%          34,147    10.061326         343,564      1.79%       0.61% 01/27/00
                                               1.85%          52,150    10.059153         524,585      1.87%       0.59% 01/27/00

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.90%          28,784    10.056976         289,480      1.89%       0.57% 01/27/00
                                               1.95%          38,799    10.054796         390,116      1.94%       0.55% 01/27/00
                                               2.00%          15,419    10.052625         155,001      1.94%       0.53% 01/27/00
                                               2.05%          24,498    10.050443         246,216      2.03%       0.50% 01/27/00
                                               2.10%           8,475    10.048271          85,159      2.06%       0.48% 01/27/00
                                               2.15%           6,905    10.046095          69,368      2.13%       0.46% 01/27/00
                                               2.20%             282    10.043917           2,832      2.14%       0.44% 01/27/00
                                               2.25%             183    10.041737           1,838      2.18%       0.42% 01/27/00
                                               2.30%             221    10.039562           2,219      2.31%       0.40% 01/27/00
                                               2.40%               8    10.035202              80      2.38%       0.35% 01/27/00
                                               2.45%              24    10.033018             241      2.43%       0.33% 01/27/00

Nationwide(R) Separate Account Trust -
Capital Appreciation Fund
   2001 ....................................   0.95%      10,726,682     7.868717      84,405,225      0.99%     -21.70%
                                               1.00%       5,753,878     7.854205      45,192,137      1.02%     -21.72%
                                               1.05%       1,073,304     7.839722       8,414,407      1.07%     -21.74%
                                               1.10%         488,291     7.293779       3,561,485      1.10%     -21.76%
                                               1.15%         196,030     7.283669       1,427,820      1.15%     -21.78%
                                               1.20%       1,306,697     7.248096       9,471,063      1.24%     -21.80%
                                               1.25%         167,213     7.237736       1,210,242      1.25%     -21.82%
                                               1.30%         486,962     7.227376       3,519,461      1.24%     -21.84%
                                               1.35%          85,359     7.243272         618,281      1.36%     -21.86%
                                               1.40%          65,963     7.233190         477,124      1.34%     -21.88%
                                               1.45%          32,184     7.223130         232,467      1.46%     -21.89%
                                               1.50%          45,146     7.213078         325,644      1.45%     -21.91%
                                               1.55%          11,594     7.203033          83,512      1.51%     -21.93%
                                               1.60%           6,228     7.192986          44,798      1.54%     -21.95%
                                               1.65%          34,782     7.182959         249,837      1.66%     -21.97%
                                               1.70%           2,542     5.469097          13,905      1.75%     -21.99%
                                               1.75%           5,229     5.463095          28,566      1.68%     -22.01%
                                               1.80%           1,555     5.457092           8,486      1.78%     -22.03%
                                               1.85%             532     5.451088           2,900      1.84%     -22.05%
                                               0.95% EV      704,225     7.223415       5,086,910      1.43%     -21.97%
                                               1.00% EV      537,523     7.213357       3,877,348      1.40%     -21.99%
                                               1.05% EV       26,677     7.203325         192,161      1.43%     -22.01%
                                               1.10% EV       56,066     7.193293         403,296      1.51%     -22.03%
                                               1.15% EV       23,793     7.183272         170,908      1.59%     -22.05%
                                               1.20% EV       28,158     7.173253         201,983      1.68%     -22.07%
                                               1.25% EV       63,380     5.777747         366,193      1.73%     -22.09%
                                               1.30% EV        3,635     5.770529          20,975      1.69%     -22.11%
                                               1.35% EV        7,935     5.763331          45,731      1.76%     -22.13%
                                               1.40% EV       17,289     5.756124          99,517      1.85%     -22.15%
                                               1.45% EV        2,561     5.748927          14,721      1.88%     -22.17%
                                               1.50% EV          606     5.741731           3,478      1.98%     -22.19%
                                               1.55% EV        3,323     5.734550          19,054      1.99%     -22.21%
                                               1.60% EV        3,252     5.727367          18,627      2.09%     -22.23%
                                               1.65% EV        4,989     5.720202          28,541      2.04%     -22.25%
                                               1.70% EV          899     5.713022           5,134      2.12%     -22.27%
                                               1.80% EV          126     5.698712             716      2.26%     -22.31%
                                               1.90% EV          113     5.684402             643      2.36%     -22.35%
   2000 ....................................   0.95%      12,171,457    13.847334     168,542,230      0.91%       0.28%
                                               1.00%       7,074,401    13.828789      97,830,399      1.00%       0.25%
                                               1.05%       1,159,994    13.810256      16,019,814      1.05%       0.23%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.10%         423,235    12.855041       5,440,703      1.04%       0.20%
                                               1.15%         174,621    12.843693       2,242,779      1.13%       0.18%
                                               1.20%       1,263,094    12.787445      16,151,745      1.17%       0.15%
                                               1.25%         162,900    12.775624       2,081,149      1.18%       0.13%
                                               1.30%         516,156    12.763805       6,588,115      1.26%       0.10%
                                               1.35%          60,842    12.798355         778,678      1.32%       0.08%
                                               1.40%         256,422    12.787025       3,278,875      1.41%       0.05%
                                               1.45%         185,985    12.775714       2,376,091      1.39%       0.03%
                                               1.50%          58,497    12.764411         746,680      1.49%       0.00%
                                               1.55%          35,924    12.753098         458,142      1.50%      -0.02%
                                               1.60%           2,935    12.741798          37,397      1.56%      -0.05%
                                               1.65%          29,174    12.730493         371,399      1.60%      -0.07%
                                               1.70%          11,999     9.697919         116,365      1.66%      -0.10%
                                               1.75%             357     9.692199           3,460      1.70%      -0.13%
                                               1.80%           3,788     9.686477          36,692      1.78%      -0.15%
                                               1.85%           1,434     9.680750          13,882      1.84%      -0.18%
                                               1.90%             220     9.675026           2,129      1.90%      -0.20%
                                               1.95%              55     9.669301             532      1.94%      -0.23%
                                               2.00%             559     9.663581           5,402      1.96%      -0.25%
                                               2.10%           1,967     9.652141          18,986      2.04%      -0.30%
                                               2.15%             202     9.646423           1,949      2.09%      -0.33%
   1999 ....................................   0.95%      11,281,022    14.893736     168,016,564      0.93%      11.40%
                                               1.00%       6,941,935    14.881319     103,305,150      0.99%      11.37%
                                               1.05%       1,110,332    14.868894      16,509,409      1.06%      11.35%
                                               1.10%         152,094    13.847466       2,106,117      1.14%      11.32%
                                               1.15%          49,611    13.842257         686,728      1.17%      11.29%
                                               1.20%         498,500    13.788623       6,873,628      1.20%      11.26%
                                               1.25%          27,540    13.782861         379,580      1.21%      11.23%
                                               1.30%         431,143    13.777102       5,939,901      1.26%      11.21%
                                               1.35%          12,048    13.821411         137,954      1.29%      11.18%
                                               1.40%           2,331    13.816193          32,205      1.36%      11.15%
                                               1.65%             116    13.790126           1,600      1.63%      11.01%
   1998 ....................................   0.95%       4,087,115    12.328710      50,388,856      0.87%      18.71%
                                               1.00%       2,172,960    12.324645      26,780,961      0.99%      18.68%
                                               1.05%         441,442    12.320573       5,438,819      1.01%      18.65%

Dreyfus NSAT Mid Cap Index Fund
   2001 ....................................   0.95%       2,601,033    14.952032      38,890,732      1.35%       0.18%
                                               1.00%       1,399,712    14.924497      20,890,000      1.41%       0.15%
                                               1.05%         245,881    14.896981       3,662,881      1.53%       0.13%
                                               1.10%         162,572    16.715565       2,717,491      1.60%       0.10%
                                               1.15%          63,506    16.692399       1,060,060      1.55%       0.08%
                                               1.20%         835,830    16.678823      13,940,666      1.63%       0.05%
                                               1.25%          73,079    16.655011       1,217,128      1.67%       0.03%
                                               1.30%         240,253    16.631196       3,995,703      1.76%       0.00%
                                               1.35%          74,745    16.599966       1,240,756      1.85%      -0.02%
                                               1.40%          36,021    16.576921         597,123      1.80%      -0.05%
                                               1.45%          10,587    16.553866         175,248      1.89%      -0.07%
                                               1.50%          35,741    16.530847         590,822      1.89%      -0.10%
                                               1.55%           7,585    16.507867         125,214      1.93%      -0.13%
                                               1.60%           2,515    16.484889          41,455      2.05%      -0.15%
                                               1.65%          13,775    16.461945         226,769      2.04%      -0.18%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.70%           6,494    12.939571          84,027      2.18%      -0.20%
                                               1.75%           1,736    12.925357          22,443      2.25%      -0.23%
                                               1.80%           9,679    12.911184         124,965      2.20%      -0.25%
                                               1.85%             402    12.897000           5,184      2.34%      -0.28%
                                               1.95%             207    12.868684           2,658      2.35%      -0.33%
                                               0.95% EV      893,036    16.598446      14,823,007      0.99%      -0.04%
                                               1.00% EV      802,281    16.575388      13,298,127      0.96%      -0.06%
                                               1.05% EV       81,063    16.552370       1,341,790      1.03%      -0.09%
                                               1.10% EV      169,219    16.529387       2,797,088      1.07%      -0.11%
                                               1.15% EV       52,374    16.506405         864,507      1.18%      -0.14%
                                               1.20% EV       45,124    16.483450         743,804      1.23%      -0.16%
                                               1.25% EV       55,159    13.364844         737,193      1.27%      -0.19%
                                               1.30% EV        6,063    13.348215          80,926      1.26%      -0.21%
                                               1.35% EV       36,218    13.331591         482,846      1.36%      -0.24%
                                               1.40% EV       28,872    13.314960         384,430      1.42%      -0.26%
                                               1.45% EV       18,555    13.298374         246,750      1.48%      -0.29%
                                               1.50% EV        4,033    13.281772          53,566      1.47%      -0.31%
                                               1.55% EV        7,440    13.265200          98,687      1.59%      -0.34%
                                               1.60% EV       12,646    13.248659         167,538      1.63%      -0.36%
                                               1.65% EV        6,105    13.232079          80,776      1.62%      -0.39%
                                               1.70% EV        3,580    13.215548          47,316      1.72%      -0.42%
                                               1.75% EV        1,955    13.199020          25,803      1.74%      -0.44%
                                               1.80% EV        1,095    13.182504          14,439      1.82%      -0.47%
                                               1.85% EV        1,142    13.165981          15,040      1.89%      -0.49%
                                               1.90% EV           77    13.149496           1,010      2.29%      -0.52%
                                               1.95% EV          126    13.133018           1,652      1.89%      -0.54%
                                               2.10% EV          129    13.083644           1,694      2.49%      -0.62%
   2000 ....................................   0.95%         995,398    14.086582      14,021,756      0.88%       7.70%
                                               1.00%         534,058    14.067708       7,512,972      0.97%       7.68%
                                               1.05%         118,296    14.048839       1,661,921      1.06%       7.65%
                                               1.10%          27,001    15.771821         425,855      1.09%       7.62%
                                               1.15%           5,228    15.757905          82,382      1.12%       7.60%
                                               1.20%         317,220    15.753019       4,997,173      1.16%       7.57%
                                               1.25%          19,241    15.738466         302,824      1.24%       7.54%
                                               1.30%          54,402    15.723900         855,412      1.23%       7.51%
                                               1.35%          22,535    15.702300         353,851      1.35%       7.49%
                                               1.40%         160,639    15.688410       2,520,170      1.40%       7.46%
                                               1.45%         121,787    15.674510       1,908,952      1.38%       7.43%
                                               1.50%          10,997    15.660640         172,220      1.52%       7.41%
                                               1.55%          20,976    15.646779         328,207      1.53%       7.38%
                                               1.60%          11,658    15.632908         182,248      1.61%       7.35%
                                               1.65%           7,286    15.619051         113,800      1.59%       7.33%
                                               1.70%           7,513    12.283251          92,284      1.65%       7.30%
                                               1.75%           1,327    12.275991          16,290      1.69%       7.27%
                                               1.80%             346    12.268749           4,245      1.81%       7.24%
                                               1.85%           1,083    12.261502          13,279      1.84%       7.22%
                                               1.90%             968    12.254254          11,862      1.82%       7.19%
                                               1.95%             350    12.246994           4,286      1.95%       7.16%
                                               2.00%             473    12.239749           5,789      1.96%       7.13%
                                               2.10%             100    12.225258           1,223      2.04%       7.08%
                                               2.25%              97    10.517478           1,020      2.25%       5.17% 01/21/00
   1999 ....................................   0.95%         464,646    12.037059       5,592,971      0.89%      10.23%
                                               1.00%         306,592    12.027011       3,687,385      0.99%      10.20%
                                               1.05%          81,815    12.016961         983,168      1.01%      10.18%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.10%           3,802    13.497583          51,317      1.06%      10.15%
                                               1.15%             424    13.492506           5,721      1.11%      10.12%
                                               1.20%          14,114    13.495167         190,471      1.20%      10.09%
                                               1.30%             238    13.483886           3,209      1.24%      10.04%
                                               1.35%             357    13.472196           4,810      1.31%      10.01%
   1998 ....................................   0.95%         189,945    10.756858       2,043,212      0.85%       8.12%
                                               1.00%         148,546    10.753307       1,597,361      0.93%       8.09%
                                               1.05%          52,530    10.749743         564,684      0.98%       8.06%

Federated NSAT Equity Income Fund
   2001 ....................................   0.95%       1,314,731    10.935183      14,376,826      0.90%      -9.19%
                                               1.00%         967,681    10.915059      10,562,299      0.98%      -9.21%
                                               1.05%         180,705    10.894933       1,968,768      1.08%      -9.23%
                                               1.10%          57,135    11.136323         636,275      1.15%      -9.25%
                                               1.15%          86,467    11.120879         961,590      1.10%      -9.28%
                                               1.20%         479,261    11.184730       5,360,403      1.24%      -9.30%
                                               1.25%          34,952    11.168758         390,372      1.28%      -9.32%
                                               1.30%         117,983    11.152791       1,315,843      1.31%      -9.35%
                                               1.35%          27,209    11.059286         300,918      1.34%      -9.37%
                                               1.40%          12,400    11.043929         136,942      1.38%      -9.39%
                                               1.45%          11,960    11.028561         131,898      1.42%      -9.41%
                                               1.50%          20,280    11.013231         223,343      1.53%      -9.44%
                                               1.55%           2,170    10.997904          23,860      1.48%      -9.46%
                                               1.60%           1,782    10.982611          19,574      1.59%      -9.48%
                                               1.65%          12,116    10.967299         132,881      1.67%      -9.51%
                                               1.70%             891     8.568526           7,635      1.66%      -9.53%
                                               1.75%           3,662     8.559122          31,340      1.77%      -9.55%
                                               1.80%              62     8.549716             530      1.84%      -9.58%
                                               2.10%             426     8.493479           3,615      2.06%      -9.71%
                                               0.95% EV      350,897    11.047000       3,876,360      1.42%      -9.43%
                                               1.00% EV      353,447    11.031658       3,899,102      1.42%      -9.45%
                                               1.05% EV       89,630    11.016340         987,393      1.52%      -9.48%
                                               1.10% EV      100,939    11.001029       1,110,431      1.50%      -9.50%
                                               1.15% EV       43,937    10.985726         482,680      1.54%      -9.52%
                                               1.20% EV       12,638    10.970424         138,646      1.59%      -9.55%
                                               1.25% EV        9,555     9.172338          87,640      1.67%      -9.57%
                                               1.30% EV          480     9.160913           4,397      1.73%      -9.59%
                                               1.35% EV          714     9.149504           6,531      1.77%      -9.62%
                                               1.40% EV       10,844     9.138086          99,090      1.89%      -9.64%
                                               1.45% EV        1,261     9.126681          11,508      1.88%      -9.66%
                                               1.50% EV       10,201     9.115298          92,984      1.96%      -9.68%
                                               1.55% EV       10,160     9.103909          92,498      2.00%      -9.71%
                                               1.65% EV        1,545     9.081167          14,029      2.03%      -9.75%
                                               1.80% EV           91     9.047113             825      2.20%      -9.82%
   2000 ....................................   0.95%       1,145,176    13.773249      15,772,794      0.88%       1.27%
                                               1.00%         883,744    13.754834      12,155,752      0.97%       1.24%
                                               1.05%         184,234    13.736390       2,530,710      1.02%       1.22%
                                               1.10%          12,015    14.047802         168,784      1.04%       1.19%
                                               1.15%          13,518    14.035394         189,730      1.08%       1.17%
                                               1.20%         278,292    14.123115       3,930,350      1.15%       1.14%
                                               1.25%          15,315    14.110060         216,096      1.20%       1.12%
                                               1.30%          84,183    14.097008       1,186,728      1.23%       1.09%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.35%          14,785    13.985873         206,781      1.30%       1.06%
                                               1.40%         114,671    13.973506       1,602,356      1.32%       1.04%
                                               1.45%          83,056    13.961138       1,159,556      1.44%       1.01%
                                               1.50%          33,858    13.948789         472,278      1.44%       0.99%
                                               1.55%          32,333    13.936426         450,606      1.48%       0.96%
                                               1.60%          13,973    13.924084         194,561      1.54%       0.94%
                                               1.65%          13,840    13.911735         192,538      1.64%       0.91%
                                               1.70%           4,884    10.874456          53,111      1.63%       0.89%
                                               1.75%             191    10.868034           2,076      1.69%       0.86%
                                               1.80%             222    10.861611           2,411      1.77%       0.83%
                                               1.85%           3,056    10.855208          33,174      1.83%       0.81%
                                               1.90%             131    10.848791           1,421      1.85%       0.78%
                                               1.95%           1,866    10.842376          20,232      1.87%       0.76%
                                               2.00%           1,060    10.835961          11,486      1.97%       0.73%
                                               2.20%              93    10.810308           1,005      2.13%       0.63%
                                               2.25%             104     9.805462           1,020      2.19%      -1.95% 01/21/00
   1999 ....................................   0.95%         794,711    12.691941      10,086,425      0.92%       9.52%
                                               1.00%         636,264    12.681366       8,068,697      1.03%       9.49%
                                               1.05%         104,214    12.670778       1,320,472      1.02%       9.47%
                                               1.10%           1,398    12.964583          18,124      1.11%       9.44%
                                               1.15%             966    12.959693          12,519      1.12%       9.41%
                                               1.20%          21,968    13.047304         286,624      1.17%       9.39%
                                               1.25%             893    13.041848          11,647      1.22%       9.36%
                                               1.30%           6,824    13.036390          88,960      1.27%       9.33%
                                               1.35%             712    12.940187           9,213      1.38%       9.30%
                                               1.40%             167    12.935312           2,160      1.35%       9.28%
   1998 ....................................   0.95%         361,586    11.012552       3,981,985      0.89%       8.37%
                                               1.00%         274,140    11.008922       3,017,986      0.94%       8.35%
                                               1.05%          43,642    11.005281         480,293      1.00%       8.32%

Federated NSAT High Income Bond Fund
   2001 ....................................   0.95%       2,683,061    10.111273      27,129,164      1.33%       1.74%
                                               1.00%       1,619,026    10.092647      16,340,257      1.41%       1.72%
                                               1.05%         427,373    10.074040       4,305,371      1.43%       1.69%
                                               1.10%         120,546     9.732314       1,173,195      1.49%       1.66%
                                               1.15%          43,269     9.718822         420,521      1.54%       1.64%
                                               1.20%         737,541     9.913187       7,311,384      1.63%       1.61%
                                               1.25%          55,261     9.899009         547,024      1.67%       1.59%
                                               1.30%         195,310     9.884857       1,930,613      1.71%       1.56%
                                               1.35%          58,099     9.664993         561,523      1.81%       1.54%
                                               1.40%          42,017     9.651561         405,529      1.85%       1.51%
                                               1.45%          28,412     9.638151         273,843      1.90%       1.48%
                                               1.50%          35,139     9.624741         338,204      1.94%       1.46%
                                               1.55%          11,058     9.611343         106,280      2.04%       1.43%
                                               1.60%           2,528     9.597968          24,260      2.10%       1.41%
                                               1.65%          18,391     9.584599         176,267      2.10%       1.38%
                                               1.70%           1,321     8.843954          11,682      2.08%       1.36%
                                               1.75%           1,655     8.834247          14,625      2.20%       1.33%
                                               1.80%           3,079     8.824569          27,168      2.28%       1.30%
                                               1.85%           1,119     8.814866           9,860      1.83%       1.28%
                                               1.95%             206     8.795509           1,813      2.00%       1.23%
                                               0.95% EV      557,278     9.651400       5,378,518      0.92%       1.51%
                                               1.00% EV      298,002     9.637997       2,872,140      1.02%       1.48%
                                               1.05% EV       59,534     9.624615         572,992      1.05%       1.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.10% EV      109,015     9.611220       1,047,771      1.11%       1.43%
                                               1.15% EV       55,331     9.597842         531,053      1.17%       1.40%
                                               1.20% EV       43,858     9.584492         420,355      1.17%       1.38%
                                               1.25% EV       37,818     9.240354         349,454      1.21%       1.35%
                                               1.30% EV       10,095     9.228853          93,166      1.33%       1.33%
                                               1.35% EV        2,008     9.217347          18,504      1.40%       1.30%
                                               1.40% EV       18,648     9.205841         171,667      1.39%       1.28%
                                               1.45% EV        5,757     9.194362          52,929      1.47%       1.25%
                                               1.50% EV        2,261     9.182888          20,763      1.51%       1.22%
                                               1.55% EV        6,431     9.171425          58,980      1.50%       1.20%
                                               1.60% EV       10,589     9.159962          96,990      1.59%       1.17%
                                               1.65% EV        1,828     9.148509          16,724      1.58%       1.15%
                                               1.70% EV        4,712     9.137070          43,050      1.73%       1.12%
                                               1.75% EV          290     9.125629           2,648      1.74%       1.09%
                                               1.80% EV          186     9.114203           1,696      1.82%       1.07%
                                               1.85% EV          381     9.102783           3,466      2.35%       1.04%
   2000 ....................................   0.95%       2,261,464    10.723443      24,250,680      0.94%      -1.97%
                                               1.00%       1,445,887    10.709076      15,484,114      0.93%      -1.99%
                                               1.05%         454,084    10.694716       4,856,299      1.06%      -2.01%
                                               1.10%          22,836    10.337131         236,059      1.04%      -2.04%
                                               1.15%           5,285    10.328000          54,583      1.08%      -2.06%
                                               1.20%         390,651    10.539859       4,117,406      1.13%      -2.09%
                                               1.25%          20,082    10.530092         211,465      1.23%      -2.11%
                                               1.30%         101,962    10.520341       1,072,675      1.23%      -2.14%
                                               1.35%          34,042    10.291541         350,345      1.31%      -2.16%
                                               1.40%          86,149    10.282417         885,820      1.35%      -2.19%
                                               1.45%          33,094    10.273325         339,985      1.38%      -2.21%
                                               1.50%          22,838    10.264221         234,414      1.51%      -2.24%
                                               1.55%           7,429    10.255119          76,185      1.50%      -2.26%
                                               1.60%          13,554    10.246031         138,875      1.60%      -2.29%
                                               1.65%          12,378    10.236942         126,713      1.59%      -2.31%
                                               1.70%             795     9.450664           7,513      1.63%      -2.34%
                                               1.75%              35     9.445083             331      1.69%      -2.36%
                                               1.80%              94     9.439519             887      1.82%      -2.38%
                                               1.85%           1,909     9.433927          18,009      1.80%      -2.41%
                                               1.90%           2,699     9.428349          25,447      1.91%      -2.43%
                                               1.95%             384     9.422777           3,618      1.92%      -2.46%
                                               2.00%             597     9.417211           5,622      2.00%      -2.48%
   1999 ....................................   0.95%       1,990,362    10.943584      21,781,694      0.95%       2.26%
                                               1.00%       1,322,644    10.934448      14,462,382      1.03%       2.23%
                                               1.05%         476,055    10.925306       5,201,047      1.06%       2.21%
                                               1.10%           5,033    10.565362          53,175      1.05%       2.18%
                                               1.15%           2,474    10.561383          26,129      1.18%       2.16%
                                               1.20%         204,048    10.783477       2,200,347      1.17%       2.13%
                                               1.25%           4,145    10.778965          44,678      1.20%       2.10%
                                               1.30%          81,826    10.774442         881,629      1.26%       2.08%
                                               1.35%           8,060    10.545467          84,996      1.30%       2.05%
                                               1.50%              93    10.533515             980      1.45%       1.98%
   1998 ....................................   0.95%         713,813    10.723072       7,654,268      0.93%       5.00%
                                               1.00%         474,676    10.719529       5,088,303      0.92%       4.97%
                                               1.05%         150,004    10.715984       1,607,440      1.04%       4.95%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
Gartmore NSAT Emerging Markets Fund
   2001 ....................................   0.95%         108,126     8.824521         954,156      1.41%       1.52%
                                               1.00%          42,305     8.821230         373,186      1.48%       1.50%
                                               1.05%           4,886     8.817925          43,085      1.51%       1.47%
                                               1.10%          10,084     8.814632          88,883      1.56%       1.45%
                                               1.15%           1,477     8.811329          13,016      1.56%       1.42%
                                               1.20%          72,594     8.808028         639,414      1.68%       1.39%
                                               1.25%             568     8.804718           5,002      1.26%       1.37%
                                               1.30%           2,386     8.801421          21,003      1.30%       1.34%
                                               1.35%           3,421     8.798116          30,100      1.85%       1.32%
                                               1.40%           4,473     8.794814          39,335      1.38%       1.29%
                                               1.45%             448     8.791520           3,936      1.48%       1.27%
                                               1.50%             620     8.788198           5,446      1.98%       1.24%
                                               1.55%             502     8.784901           4,412      2.00%       1.21%
                                               1.65%           3,184     8.778295          27,946      1.66%       1.16%
                                               1.80%             146     8.768375           1,282      1.84%       1.09%
                                               0.95% EV       34,852     7.571352         263,874      0.89%       1.23%
                                               1.00% EV       68,235     7.568164         516,414      1.00%       1.20%
                                               1.05% EV       12,405     7.564976          93,846      1.09%       1.18%
                                               1.10% EV       13,734     7.561793         103,855      1.09%       1.15%
                                               1.15% EV        6,987     7.558608          52,812      1.19%       1.13%
                                               1.20% EV          835     7.555428           6,309      1.24%       1.10%
                                               1.25% EV        1,846     7.552232          13,940      1.70%       1.07%
                                               1.35% EV        4,327     7.545861          32,652      1.36%       1.02%
                                               1.40% EV          633     7.542667           4,771      1.83%       1.00%
                                               1.50% EV           29     7.536293             221      1.49%       0.95%
                                               1.55% EV          861     7.533104           6,488      1.48%       0.92%
                                               1.65% EV          463     7.526728           3,486      2.04%       0.87%
                                               1.85% EV            6     7.513961              42      2.31%       0.77%

Gartmore NSAT
Global Technology & Communications Fund
   2001 ....................................   0.95%         667,148     4.235344       2,825,602      1.34%     -29.45%
                                               1.00%         347,484     4.233753       1,471,161      1.46%     -29.47%
                                               1.05%           8,275     4.232162          35,023      1.53%     -29.49%
                                               1.10%          93,074     4.230572         393,756      1.51%     -29.51%
                                               1.15%          26,238     4.228970         110,960      1.64%     -29.53%
                                               1.20%         234,332     4.227387         990,612      1.59%     -29.54%
                                               1.25%          10,408     4.225791          43,983      1.72%     -29.56%
                                               1.30%          19,347     4.224198          81,726      1.70%     -29.58%
                                               1.35%           6,589     4.222602          27,824      1.83%     -29.60%
                                               1.40%           4,361     4.221006          18,409      1.42%     -29.62%
                                               1.45%           6,341     4.219407          26,756      1.48%     -29.63%
                                               1.50%          13,526     4.217819          57,049      1.99%     -29.65%
                                               1.55%          12,525     4.216228          52,808      1.49%     -29.67%
                                               1.60%             671     4.214631           2,829      1.60%     -29.69%
                                               1.65%             428     4.213034           1,805      2.05%     -29.71%
                                               1.70%             301     4.211446           1,268      1.70%     -29.72%
                                               1.85%             689     4.206654           2,900      1.86%     -29.78%
                                               0.95% EV      249,293     5.235172       1,305,092      0.95%     -29.75%
                                               1.00% EV      128,664     5.232513         673,235      1.00%     -29.77%
                                               1.05% EV       11,087     5.229854          57,985      1.02%     -29.79%
                                               1.10% EV       36,778     5.227209         192,248      1.14%     -29.80%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.15% EV       10,971     5.224546          57,316      1.13%     -29.82%
                                               1.20% EV       10,238     5.221897          53,462      1.20%     -29.84%
                                               1.25% EV        2,509     5.219234          13,095      1.28%     -29.86%
                                               1.30% EV        1,331     5.216576           6,945      1.34%     -29.88%
                                               1.35% EV        1,334     5.213919           6,957      1.30%     -29.89%
                                               1.40% EV        4,124     5.211272          21,493      1.85%     -29.91%
                                               1.50% EV          196     5.205949           1,022      1.44%     -29.95%
                                               1.55% EV        1,067     5.203300           5,553      1.99%     -29.97%
                                               1.65% EV        1,675     5.197985           8,706      1.60%     -30.00%
                                               1.70% EV          988     5.195328           5,132      2.16%     -30.02%

Gartmore NSAT International Growth Fund
   2001 ....................................   0.95%          43,781     7.385735         323,352      1.35%     -19.97%
                                               1.00%           9,409     7.382977          69,464      1.05%     -19.99%
                                               1.05%           4,226     7.380214          31,186      1.01%     -20.01%
                                               1.10%           2,828     7.377446          20,863      1.51%     -20.03%
                                               1.15%           4,729     7.374688          34,871      1.54%     -20.05%
                                               1.20%         142,753     7.371924       1,052,364      1.61%     -20.07%
                                               1.25%           2,544     7.369164          18,747      1.19%     -20.09%
                                               1.30%           6,863     7.366395          50,555      1.25%     -20.11%
                                               1.35%           1,125     7.363629           8,287      1.75%     -20.13%
                                               1.40%           1,647     7.360872          12,121      1.81%     -20.15%
                                               1.45%             508     7.358100           3,739      1.50%     -20.17%
                                               1.85%             791     7.335970           5,800      1.88%     -20.33%
                                               1.90%           1,074     7.333204           7,879      1.92%     -20.35%
                                               0.95% EV      181,079     6.853399       1,241,007      0.89%     -20.20%
                                               1.00% EV        1,982     6.850512          13,579      1.41%     -20.22%
                                               1.10% EV        3,055     6.844745          20,910      1.10%     -20.26%
                                               1.15% EV        2,311     6.841859          15,813      1.16%     -20.28%
                                               1.20% EV        1,313     6.838980           8,979      1.17%     -20.30%
                                               1.25% EV        9,956     6.836090          68,058      1.67%     -20.32%
                                               1.35% EV          237     6.830321           1,617      1.30%     -20.36%
                                               1.40% EV          889     6.827446           6,068      1.38%     -20.38%
                                               1.45% EV        1,187     6.824559           8,099      1.95%     -20.40%
                                               1.65% EV           28     6.813016             191      2.09%     -20.49%

Nationwide(R) Separate Account Trust -
Government Bond Fund
   2001 ....................................   0.95%      14,365,590    12.027351     172,779,998      1.34%       1.94%
                                               1.00%       8,546,411    12.005194     102,601,318      0.98%       1.92%
                                               1.05%       1,807,895    11.983063      21,664,115      1.02%       1.89%
                                               1.10%         804,501    10.789721       8,680,339      1.09%       1.87%
                                               1.15%         425,986    10.774777       4,589,907      1.19%       1.84%
                                               1.20%       4,105,362    11.113180      45,623,627      1.66%       1.82%
                                               1.25%         320,381    11.097294       3,555,359      1.21%       1.79%
                                               1.30%       1,378,088    11.081429      15,271,182      1.30%       1.76%
                                               1.35%         268,631    10.715109       2,878,407      1.33%       1.74%
                                               1.40%         144,060    10.700209       1,541,471      1.41%       1.71%
                                               1.45%          58,060    10.685322         620,388      1.43%       1.69%
                                               1.50%          89,182    10.670461         951,616      1.43%       1.66%
                                               1.55%          64,663    10.655632         689,028      1.56%       1.64%
                                               1.60%          26,739    10.640806         284,527      1.56%       1.61%
                                               1.65%          69,628    10.625985         739,865      1.59%       1.58%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.70%           6,110    10.938450          66,838      1.67%       1.56%
                                               1.75%           6,089    10.926454          66,531      2.17%       1.53%
                                               1.80%           9,274    10.914474         101,216      2.23%       1.51%
                                               1.90%           4,560    10.890531          49,659      1.84%       1.46%
                                               2.10%           5,121    10.842713          55,528      2.10%       1.35%
                                               0.95% EV    3,270,340    10.704234      35,006,486      0.92%       1.74%
                                               1.00% EV    1,562,173    10.689356      16,698,621      1.47%       1.71%
                                               1.05% EV      322,504    10.674500       3,442,572      1.48%       1.69%
                                               1.10% EV      745,255    10.659672       7,944,174      1.60%       1.66%
                                               1.15% EV      237,494    10.644848       2,528,090      1.60%       1.64%
                                               1.20% EV      147,986    10.630028       1,573,099      1.21%       1.61%
                                               1.25% EV      130,017    10.797498       1,403,862      1.64%       1.59%
                                               1.30% EV       15,431    10.784050         166,413      1.78%       1.56%
                                               1.35% EV      111,003    10.770594       1,195,565      1.84%       1.53%
                                               1.40% EV       54,200    10.757170         583,041      1.79%       1.51%
                                               1.45% EV       13,605    10.743768         146,171      1.93%       1.48%
                                               1.50% EV       46,083    10.730357         494,492      1.94%       1.46%
                                               1.55% EV       31,611    10.716956         338,770      1.98%       1.43%
                                               1.60% EV        6,521    10.703581          69,801      2.00%       1.41%
                                               1.65% EV        2,603    10.690196          27,827      2.14%       1.38%
                                               1.70% EV        9,776    10.676836         104,375      2.15%       1.35%
                                               1.80% EV          335    10.650135           3,563      1.80%       1.30%
                                               1.85% EV        4,836    10.636795          51,435      2.25%       1.28%
                                               1.95% EV          200    10.610141           2,122      2.36%       1.22%
                                               2.10% EV          208    10.570263           2,198      2.49%       1.15%
   2000 ....................................   0.95%      11,062,564    10.957998     121,223,554      0.94%       3.54%
                                               1.00%       7,261,742    10.943317      79,467,545      0.93%       3.51%
                                               1.05%       1,625,064    10.928636      17,759,733      1.00%       3.49%
                                               1.10%         248,968     9.845251       2,451,152      1.07%       3.46%
                                               1.15%         110,466     9.836564       1,086,606      1.08%       3.43%
                                               1.20%       2,009,297    10.150606      20,395,582      1.16%       3.41%
                                               1.25%         133,991    10.141213       1,358,831      1.21%       3.38%
                                               1.30%         704,445    10.131828       7,137,316      1.23%       3.36%
                                               1.35%          99,106     9.801843         971,421      1.28%       3.33%
                                               1.40%         408,202     9.793153       3,997,585      1.38%       3.30%
                                               1.45%         220,877     9.784466       2,161,163      1.40%       3.28%
                                               1.50%          72,186     9.775800         705,676      1.50%       3.25%
                                               1.55%          47,412     9.767147         463,080      1.57%       3.23%
                                               1.60%           6,890     9.758493          67,236      1.62%       3.20%
                                               1.65%          24,241     9.749829         236,346      1.66%       3.17%
                                               1.70%           1,569    10.041614          15,755      1.69%       3.15%
                                               1.75%             703    10.035681           7,055      1.77%       3.12%
                                               1.80%             131    10.029762           1,314      1.79%       3.10%
                                               1.85%           2,814    10.023840          28,207      1.80%       3.07%
                                               1.90%             144    10.017909           1,443      1.89%       3.04%
                                               1.95%              19    10.011979             190      1.93%       3.02%
   1999 ....................................   0.95%       9,918,152    10.653189     105,659,948      0.89%      -2.64%
                                               1.00%       6,104,692    10.644294      64,980,136      0.99%      -2.66%
                                               1.05%       1,355,583    10.635399      14,417,166      1.04%      -2.69%
                                               1.10%          86,666     9.585928         830,774      1.10%      -2.71%
                                               1.15%          30,556     9.582324         292,797      1.14%      -2.74%
                                               1.20%         518,388     9.893252       5,128,543      1.20%      -2.76%
                                               1.25%          31,690     9.889109         313,385      1.25%      -2.78%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.30%         306,982     9.884970       3,034,508      1.29%      -2.81%
                                               1.35%          91,085     9.567875         871,490      1.34%      -2.83%
                                               1.40%              14     9.564262             134      1.35%      -2.86%
                                               1.50%           2,160     9.557022          20,643      1.54%      -2.91%
   1998 ....................................   0.95%       2,842,921    10.498603      29,846,699      0.86%       3.50%
                                               1.00%       1,857,614    10.495128      19,495,897      0.91%       3.48%
                                               1.05%         507,428    10.491662       5,323,763      0.95%       3.45%

J.P. Morgan NSAT Balanced Fund
   2001 ....................................   0.95%       4,493,789    10.467734      47,039,788      0.99%      -2.12%
                                               1.00%       2,477,239    10.448437      25,883,274      0.94%      -2.14%
                                               1.05%         504,970    10.429188       5,266,425      1.09%      -2.17%
                                               1.10%         288,575    10.268075       2,963,109      1.06%      -2.19%
                                               1.15%          79,393    10.253842         814,079      1.16%      -2.22%
                                               1.20%       1,066,111    10.333408      11,016,562      1.19%      -2.24%
                                               1.25%         126,296    10.318651       1,303,200      1.18%      -2.27%
                                               1.30%         272,647    10.303893       2,809,321      1.28%      -2.29%
                                               1.35%          92,232    10.197050         940,499      1.37%      -2.32%
                                               1.40%          69,667    10.182895         709,415      1.35%      -2.34%
                                               1.45%           9,502    10.168738          96,623      1.50%      -2.36%
                                               1.50%          38,625    10.154604         392,217      1.53%      -2.39%
                                               1.55%           6,045    10.140467          61,298      1.50%      -2.41%
                                               1.60%           1,381    10.126348          13,987      1.61%      -2.44%
                                               1.65%          11,679    10.112254         118,099      1.65%      -2.46%
                                               1.70%             485     9.057251           4,389      1.69%      -2.49%
                                               1.75%           3,321     9.047304          30,045      1.72%      -2.51%
                                               1.80%           1,699     9.037386          15,355      1.79%      -2.54%
                                               1.85%           1,660     9.027475          14,989      1.84%      -2.56%
                                               2.10%             406     8.977961           3,641      2.11%      -2.69%
                                               0.95% EV      854,104    10.183597       8,697,849      1.42%      -2.34%
                                               1.00% EV      737,290    10.169452       7,497,840      1.50%      -2.37%
                                               1.05% EV       77,895    10.155304         791,050      1.52%      -2.39%
                                               1.10% EV      321,486    10.141194       3,260,255      1.54%      -2.42%
                                               1.15% EV       65,418    10.127092         662,495      1.64%      -2.44%
                                               1.20% EV       39,512    10.112996         399,580      1.63%      -2.47%
                                               1.25% EV       27,167     9.452376         256,795      1.70%      -2.49%
                                               1.30% EV        5,652     9.440617          53,356      1.76%      -2.52%
                                               1.35% EV        4,762     9.428826          44,897      1.79%      -2.54%
                                               1.40% EV       25,267     9.417084         237,946      1.78%      -2.57%
                                               1.45% EV        9,373     9.405339          88,160      1.91%      -2.59%
                                               1.50% EV       13,439     9.393595         126,241      1.95%      -2.62%
                                               1.55% EV       10,364     9.381868          97,234      2.00%      -2.64%
                                               1.60% EV        6,300     9.370152          59,035      2.07%      -2.67%
                                               1.65% EV        2,473     9.358425          23,147      2.09%      -2.69%
                                               1.70% EV        5,647     9.346720          52,784      2.09%      -2.72%
                                               1.75% EV        1,873     9.335030          17,482      2.19%      -2.74%
                                               1.85% EV          761     9.311666           7,083      2.34%      -2.79%
   2000 ....................................   0.95%       3,838,999    11.072458      42,507,155      0.93%       2.20%
                                               1.00%       2,337,705    11.057622      25,849,458      0.98%       2.17%
                                               1.05%         485,096    11.042808       5,356,822      1.02%       2.15%
                                               1.10%         105,305    10.877681       1,145,474      1.10%       2.12%
                                               1.15%          17,755    10.868075         192,963      1.07%       2.10%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.20%         533,365    10.957939       5,844,581      1.15%       2.07%
                                               1.25%          42,714    10.947801         467,624      1.24%       2.04%
                                               1.30%         133,530    10.937666       1,460,507      1.22%       2.02%
                                               1.35%          51,048    10.829710         552,835      1.27%       1.99%
                                               1.40%         145,550    10.820143       1,574,872      1.38%       1.97%
                                               1.45%         109,086    10.810562       1,179,281      1.42%       1.94%
                                               1.50%          37,262    10.800995         402,467      1.49%       1.92%
                                               1.55%          33,867    10.791412         365,473      1.48%       1.89%
                                               1.60%          12,450    10.781848         134,234      1.52%       1.86%
                                               1.65%           4,022    10.772287          43,326      1.62%       1.84%
                                               1.70%           1,097     9.653315          10,590      1.67%       1.81%
                                               1.75%             137     9.647607           1,322      1.73%       1.79%
                                               1.80%           1,364     9.641915          13,152      1.77%       1.76%
                                               1.85%           1,865     9.636224          17,972      1.82%       1.74%
                                               1.90%           3,013     9.630524          29,017      1.86%       1.71%
                                               1.95%           2,611     9.624835          25,130      1.88%       1.68%
                                               2.00%           2,037     9.619139          19,594      1.99%       1.66%
                                               2.10%           1,591     9.607753          15,286      2.07%       1.61%
                                               2.20%              48     9.596370             461      2.14%       1.56%
   1999 ....................................   0.95%       2,958,851    11.435967      33,837,322      0.93%       5.46%
                                               1.00%       1,870,177    11.426424      21,369,435      1.00%       5.43%
                                               1.05%         338,581    11.416884       3,865,540      1.02%       5.41%
                                               1.10%          22,705    11.251861         255,473      1.07%       5.38%
                                               1.15%           4,707    11.247621          52,943      1.14%       5.35%
                                               1.20%          82,083    11.346360         931,343      1.22%       5.33%
                                               1.25%           4,637    11.341612          52,591      1.22%       5.30%
                                               1.30%          23,752    11.336864         269,273      1.27%       5.27%
                                               1.35%           3,286    11.230674          36,904      1.33%       5.25%
                                               1.40%              10    11.226434             112      1.34%       5.22%
                                               1.50%              25    11.217955             280      1.52%       5.17%
   1998 ....................................   0.95%         866,646    10.771793       9,335,331      0.93%       6.33%
                                               1.00%         660,449    10.768235       7,111,870      0.98%       6.30%
                                               1.05%         134,229    10.764679       1,444,932      0.98%       6.28%

MAS NSAT Multi Sector Bond Fund
   2001 ....................................   0.95%       3,779,771    10.824223      40,913,085      1.38%       0.28%
                                               1.00%       1,954,438    10.804302      21,116,338      1.43%       0.26%
                                               1.05%         511,901    10.784393       5,520,547      1.44%       0.23%
                                               1.10%         118,333    10.775995       1,275,157      1.49%       0.21%
                                               1.15%         123,190    10.761075       1,325,652      1.60%       0.18%
                                               1.20%       1,047,779    10.989543      11,514,613      1.70%       0.16%
                                               1.25%          75,436    10.973847         827,821      1.75%       0.13%
                                               1.30%         319,069    10.958147       3,496,404      1.70%       0.11%
                                               1.35%          75,819    10.701489         811,378      1.79%       0.08%
                                               1.40%          37,353    10.686601         399,181      1.88%       0.06%
                                               1.45%          22,750    10.671761         242,778      1.87%       0.03%
                                               1.50%          43,132    10.656904         459,656      1.91%       0.01%
                                               1.55%           4,050    10.642078          43,105      1.94%      -0.02%
                                               1.60%          13,489    10.627252         143,351      2.00%      -0.05%
                                               1.65%          11,427    10.612457         121,267      2.04%      -0.07%
                                               1.70%           4,256    10.270575          43,710      1.66%      -0.10%
                                               1.75%           4,445    10.259307          45,607      2.20%      -0.12%
                                               1.80%           2,211    10.248050          22,659      2.18%      -0.15%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.85%           1,400    10.236811          14,336      1.84%      -0.17%
                                               1.95%             209    10.214332           2,130      1.96%      -0.22%
                                               0.95% EV      899,307    10.690550       9,614,083      0.92%       0.07%
                                               1.00% EV      469,532    10.675701       5,012,586      0.93%       0.05%
                                               1.05% EV       89,266    10.660865         951,650      1.09%       0.02%
                                               1.10% EV       97,047    10.646031       1,033,168      1.04%      -0.01%
                                               1.15% EV       51,899    10.631242         551,748      1.12%      -0.03%
                                               1.20% EV       48,698    10.616432         516,994      1.19%      -0.06%
                                               1.25% EV       34,656    10.477001         363,089      1.20%      -0.08%
                                               1.30% EV       20,660    10.463951         216,185      1.25%      -0.11%
                                               1.35% EV        5,145    10.450927          53,772      1.40%      -0.13%
                                               1.40% EV       17,132    10.437888         178,822      1.40%      -0.16%
                                               1.45% EV        1,305    10.424867          13,605      1.41%      -0.18%
                                               1.50% EV        5,863    10.411853          61,045      1.54%      -0.21%
                                               1.55% EV        3,850    10.398862          40,031      1.52%      -0.23%
                                               1.60% EV        2,354    10.385861          24,452      1.64%      -0.26%
                                               1.65% EV          579    10.372882           6,003      1.63%      -0.28%
                                               1.70% EV        9,339    10.359904          96,746      2.13%      -0.31%
                                               1.80% EV           91    10.334013             939      1.81%      -0.36%
                                               1.85% EV        2,598    10.321052          26,811      2.24%      -0.39%
   2000 ....................................   0.95%       3,197,771    10.519867      33,640,126      0.89%       2.00%
                                               1.00%       1,840,085    10.505777      19,331,523      0.99%       1.98%
                                               1.05%         519,674    10.491694       5,452,261      1.05%       1.95%
                                               1.10%          17,197    10.488813         180,376      1.07%       1.92%
                                               1.15%          15,579    10.479557         163,261      1.15%       1.90%
                                               1.20%         674,104    10.707445       7,217,932      1.18%       1.87%
                                               1.25%          23,859    10.697540         255,233      1.20%       1.85%
                                               1.30%         224,400    10.687629       2,398,304      1.29%       1.82%
                                               1.35%          50,485    10.442560         527,193      1.37%       1.80%
                                               1.40%         167,763    10.433307       1,750,323      1.32%       1.77%
                                               1.45%          83,653    10.424082         872,006      1.42%       1.75%
                                               1.50%          19,243    10.414838         200,413      1.43%       1.72%
                                               1.55%          10,734    10.405608         111,694      1.49%       1.69%
                                               1.60%          25,446    10.396379         264,546      1.58%       1.67%
                                               1.65%          22,982    10.387152         238,718      1.60%       1.64%
                                               1.70%             576    10.057620           5,793      1.65%       1.62%
                                               1.75%             254    10.051676           2,553      1.70%       1.59%
                                               1.80%           3,784    10.045744          38,013      1.72%       1.57%
                                               1.85%           5,152    10.039808          51,725      1.79%       1.54%
                                               1.95%           2,032    10.027944          20,377      1.87%       1.49%
   1999 ....................................   0.95%       2,383,164    10.093337      24,054,078      0.91%      -1.56%
                                               1.00%       1,489,069    10.084916      15,017,136      1.01%      -1.58%
                                               1.05%         454,623    10.076497       4,581,007      1.05%      -1.61%
                                               1.10%           1,881    10.078825          18,959      1.07%      -1.63%
                                               1.15%           1,894    10.075035          19,083      1.13%      -1.65%
                                               1.20%         135,458    10.299348       1,395,129      1.19%      -1.68%
                                               1.25%           1,349    10.295032          13,888      1.27%      -1.70%
                                               1.30%          56,338    10.290717         579,759      1.30%      -1.73%
                                               1.35%           3,217    10.059843          32,363      1.35%      -1.75%
   1998 ....................................   0.95%       1,026,438    10.243704      10,514,527      0.90%       1.54%
                                               1.00%         578,539    10.240319       5,924,424      0.92%       1.51%
                                               1.05%         208,262    10.236934       2,131,964      1.04%       1.48%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
Nationwide(R) Separate Account Trust -
Money Market Fund
   2001 ....................................   0.95%      21,469,535    11.666931     250,483,582      1.36%       1.83%
                                               1.00%       9,979,871    11.645395     116,219,546      1.00%       1.80%
                                               1.05%       2,342,027    11.623879      27,223,437      1.02%       1.78%
                                               1.10%       1,011,474    11.170683      11,298,855      1.03%       1.75%
                                               1.15%         508,001    11.155195       5,666,850      1.18%       1.73%
                                               1.20%      17,458,874    11.176009     195,120,536      1.24%       1.70%
                                               1.25%         519,678    11.160023       5,799,619      1.20%       1.68%
                                               1.30%       3,451,354    11.144052      38,462,064      1.33%       1.65%
                                               1.35%         895,662    11.093337       9,935,883      1.83%       1.62%
                                               1.40%         278,469    11.077909       3,084,849      1.45%       1.60%
                                               1.45%          58,395    11.062496         645,997      1.49%       1.57%
                                               1.50%         506,909    11.047098       5,599,874      1.43%       1.55%
                                               1.55%          41,775    11.031710         460,854      1.51%       1.52%
                                               1.60%          27,668    11.016335         304,797      1.58%       1.50%
                                               1.65%         161,086    11.000974       1,772,101      2.15%       1.47%
                                               1.70%          54,382    10.795401         587,071      1.69%       1.44%
                                               1.75%           7,169    10.783514          77,310      1.75%       1.42%
                                               1.80%          45,552    10.771641         490,668      1.74%       1.39%
                                               2.10%           5,045    10.700545          53,980      2.11%       1.24%
                                               0.95% EV    8,755,525    11.083711      97,043,709      0.99%       1.61%
                                               1.00% EV    4,791,211    11.068302      53,030,569      1.49%       1.59%
                                               1.05% EV      618,314    11.052906       6,834,168      1.49%       1.56%
                                               1.10% EV    1,537,953    11.037523      16,975,193      1.58%       1.53%
                                               1.15% EV      406,947    11.022156       4,485,439      1.54%       1.51%
                                               1.20% EV      303,020    11.006802       3,335,276      1.67%       1.48%
                                               1.25% EV      367,102    10.932664       4,013,400      1.68%       1.46%
                                               1.30% EV      102,825    10.918350       1,122,679      1.79%       1.43%
                                               1.35% EV       42,260    10.904043         460,803      1.37%       1.41%
                                               1.40% EV      166,902    10.889745       1,817,523      1.85%       1.38%
                                               1.45% EV       81,997    10.875463         891,758      1.87%       1.35%
                                               1.50% EV       53,673    10.861189         582,954      1.90%       1.33%
                                               1.55% EV      217,030    10.846934       2,354,110      2.00%       1.30%
                                               1.60% EV       44,385    10.832685         480,806      2.08%       1.28%
                                               1.65% EV       24,070    10.818450         260,402      1.69%       1.25%
                                               1.70% EV       24,008    10.804226         259,391      2.16%       1.23%
                                               1.75% EV       13,386    10.790009         144,436      2.21%       1.20%
                                               1.80% EV        5,953    10.775809          64,152      2.24%       1.17%
                                               1.85% EV        3,338    10.761617          35,920      2.25%       1.15%
                                               1.90% EV          514    10.747438           5,521      2.37%       1.12%
                                               1.95% EV           69    10.733272             745      2.44%       1.10%
   2000 ....................................   0.95%      14,071,446    11.163491     157,086,461      0.91%       2.33%
                                               1.00%       7,773,940    11.148491      86,667,700      0.92%       2.31%
                                               1.05%       1,764,602    11.133493      19,646,184      1.00%       2.28%
                                               1.10%         206,507    10.704804       2,210,617      1.09%       2.25%
                                               1.15%          57,197    10.695345         611,742      1.11%       2.23%
                                               1.20%       9,855,711    10.720702     105,660,141      1.13%       2.20%
                                               1.25%         214,417    10.710766       2,296,570      1.22%       2.18%
                                               1.30%       3,510,727    10.700833      37,567,703      1.24%       2.15%
                                               1.35%         472,814    10.657512       5,039,021      1.35%       2.13%
                                               1.40%       3,288,036    10.648067      35,011,228      1.35%       2.10%
                                               1.45%       2,724,138    10.638623      28,981,077      1.46%       2.07%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.50%         379,976    10.629184       4,038,835      1.50%       2.05%
                                               1.55%         144,198    10.619747       1,531,346      1.50%       2.02%
                                               1.60%          25,033    10.610313         265,608      1.57%       2.00%
                                               1.65%         204,471    10.600883       2,167,573      1.65%       1.97%
                                               1.70%          39,571    10.408055         411,857      1.68%       1.95%
                                               1.75%           7,531    10.401865          78,336      1.69%       1.92%
                                               1.80%           8,716    10.395681          90,609      1.81%       1.89%
                                               1.85%          48,023    10.389496         498,935      1.85%       1.87%
                                               1.90%          20,917    10.383312         217,188      1.92%       1.84%
                                               1.95%          89,741    10.377130         931,254      1.94%       1.82%
                                               2.00%           3,799    10.370943          39,399      1.96%       1.79%
                                               2.05%          21,836    10.364765         226,325      2.03%       1.76%
                                               2.10%          15,236    10.358583         157,823      2.11%       1.74%
                                               2.20%          11,685    10.346218         120,896      2.19%       1.69%
   1999 ....................................   0.95%      12,694,756    10.695081     135,771,444      0.90%       1.81%
                                               1.00%       6,549,058    10.686109      69,983,947      0.98%       1.79%
                                               1.05%       1,486,483    10.677135      15,871,380      1.08%       1.76%
                                               1.10%          57,699    10.271216         592,639      1.12%       1.74%
                                               1.15%           8,748    10.267335          89,819      1.16%       1.71%
                                               1.20%       2,775,307    10.296893      28,577,040      1.19%       1.69%
                                               1.25%          27,770    10.292566         285,825      1.27%       1.66%
                                               1.30%         821,563    10.288240       8,452,437      1.29%       1.64%
                                               1.35%          83,837    10.251790         859,479      1.35%       1.61%
                                               1.40%              21    10.247905             215      1.36%       1.58%
                                               1.50%           2,773    10.240130          28,396      1.51%       1.53%
   1998 ....................................   0.95%       5,830,219    10.289603      59,990,639      0.90%       2.14%
                                               1.00%       3,345,158    10.286162      34,408,837      0.90%       2.11%
                                               1.05%       1,093,702    10.282716      11,246,227      0.96%       2.09%

Nationwide(R) Separate Account Trust -
Nationwide(R) Global 50 Fund
   2001 ....................................   0.95%       1,505,583    10.750683      16,186,045      1.39%     -14.72%
                                               1.00%         716,948    10.730884       7,693,488      1.50%     -14.74%
                                               1.05%         156,941    10.711119       1,681,016      1.45%     -14.76%
                                               1.10%          57,314    10.971385         628,812      1.49%     -14.79%
                                               1.15%          17,285    10.956187         189,381      1.60%     -14.81%
                                               1.20%         579,445    10.527151       6,099,906      1.67%     -14.83%
                                               1.25%          45,952    10.512117         483,056      1.65%     -14.85%
                                               1.30%         212,789    10.497081       2,233,663      1.74%     -14.87%
                                               1.35%          25,335    10.895503         276,042      1.80%     -14.89%
                                               1.40%           6,406    10.880363          69,700      1.87%     -14.91%
                                               1.45%           1,742    10.865252          18,929      1.85%     -14.94%
                                               1.50%           7,424    10.850130          80,549      1.93%     -14.96%
                                               1.55%           2,924    10.835048          31,683      1.94%     -14.98%
                                               1.60%             615    10.819962           6,650      2.05%     -15.00%
                                               1.65%          10,486    10.804881         113,304      1.66%     -15.02%
                                               1.70%           1,182     8.188560           9,678      1.67%     -15.04%
                                               1.80%          13,661     8.170604         111,622      2.30%     -15.09%
                                               0.95% EV      174,706    10.881999       1,901,148      0.90%     -14.96%
                                               1.00% EV      101,243    10.866889       1,100,199      1.04%     -14.98%
                                               1.05% EV        6,222    10.851785          67,523      0.98%     -15.00%
                                               1.10% EV       27,569    10.836704         298,754      1.11%     -15.03%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.15% EV        8,842    10.821634          95,686      1.19%     -15.05%
                                               1.20% EV        9,348    10.806571         101,019      1.21%     -15.07%
                                               1.25% EV        1,991     8.788918          17,499      1.26%     -15.09%
                                               1.30% EV          738     8.777973           6,480      1.27%     -15.11%
                                               1.35% EV        1,274     8.767028          11,170      1.35%     -15.13%
                                               1.40% EV       13,210     8.756096         115,672      1.35%     -15.16%
                                               1.45% EV        1,047     8.745170           9,159      1.44%     -15.18%
                                               1.50% EV          426     8.734262           3,718      1.47%     -15.20%
                                               1.55% EV        1,371     8.723341          11,961      1.55%     -15.22%
                                               1.60% EV        2,437     8.712446          21,228      1.58%     -15.24%
                                               1.65% EV          576     8.701539           5,008      2.15%     -15.26%
                                               1.75% EV          238     8.679778           2,064      2.19%     -15.31%
                                               1.80% EV           79     8.668915             682      1.82%     -15.33%
                                               1.90% EV          111     8.647206             962      2.32%     -15.37%
   2000 ....................................   0.95%       1,477,400    14.354757      21,207,718      0.94%      -1.11%
                                               1.00%         797,990    14.335539      11,439,617      0.93%      -1.13%
                                               1.05%         179,542    14.316340       2,570,384      1.07%      -1.15%
                                               1.10%          34,135    14.671606         500,815      1.08%      -1.18%
                                               1.15%          11,363    14.658666         166,566      1.14%      -1.20%
                                               1.20%         406,012    14.091756       5,721,422      1.18%      -1.23%
                                               1.25%          33,901    14.078747         477,284      1.19%      -1.25%
                                               1.30%         200,023    14.065703       2,813,464      1.23%      -1.28%
                                               1.35%          18,114    14.606953         264,590      1.35%      -1.30%
                                               1.40%          57,265    14.594029         835,727      1.36%      -1.33%
                                               1.45%          25,209    14.581120         367,575      1.39%      -1.35%
                                               1.50%          10,344    14.568213         150,694      1.47%      -1.38%
                                               1.55%          14,735    14.555319         214,473      1.53%      -1.40%
                                               1.60%           1,162    14.542428          16,898      1.61%      -1.43%
                                               1.65%           9,699    14.529513         140,922      1.57%      -1.45%
                                               1.70%             271    11.016889           2,986      1.68%      -1.48%
                                               1.80%          11,435    11.003887         125,829      1.77%      -1.53%
                                               1.85%           4,243    10.997382          46,662      1.85%      -1.55%
                                               1.90%             559    10.990876           6,144      1.91%      -1.58%
                                               1.95%              27    10.984383             297      1.87%      -1.60%
                                               2.10%              84    10.964882             921      2.05%      -1.68%
   1999 ....................................   0.95%         975,563    12.890953      12,575,937      0.94%       8.13%
                                               1.00%         613,785    12.880201       7,905,674      1.02%       8.11%
                                               1.05%         132,935    12.869452       1,710,800      1.03%       8.08%
                                               1.10%           3,017    13.195498          39,811      1.06%       8.05%
                                               1.15%             601    13.190535           7,927      1.11%       8.02%
                                               1.20%          81,164    12.686829       1,029,714      1.23%       8.00%
                                               1.25%           9,733    12.681530         123,429      1.20%       7.97%
                                               1.30%          64,237    12.676221         814,282      1.30%       7.94%
                                               1.35%           2,138    13.170677          28,159      1.37%       7.92%
   1998 ....................................   0.95%         397,925    11.485178       4,570,240      0.93%      13.69%
                                               1.00%         269,326    11.481385       3,092,235      0.98%      13.66%
                                               1.05%          76,306    11.477596         875,809      1.04%      13.63%

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Growth Fund
   2001 ....................................   0.95%       1,240,681    15.986035      19,833,576      1.39%      -5.50%
                                               1.00%         761,598    15.968622      12,161,664      1.50%      -5.53%
                                               1.05%         106,700    15.951261       1,702,007      1.54%      -5.55%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.10%         132,066    15.933867       2,104,326      1.53%      -5.57%
                                               1.15%          51,252    15.916513         815,756      1.55%      -5.60%
                                               1.20%         758,162    15.899148      12,054,136      1.63%      -5.62%
                                               1.25%          56,355    15.881803         895,021      1.71%      -5.64%
                                               1.30%         196,872    15.864471       3,123,274      1.70%      -5.67%
                                               1.35%          60,854    15.847138         964,354      1.83%      -5.69%
                                               1.40%          32,826    15.829833         519,624      1.85%      -5.72%
                                               1.45%          16,968    15.812520         268,315      1.93%      -5.74%
                                               1.50%          39,561    15.795226         624,877      1.91%      -5.76%
                                               1.55%          12,437    15.777938         196,235      2.00%      -5.79%
                                               1.60%           1,075    15.760662          16,944      2.06%      -5.81%
                                               1.65%          15,600    15.743395         245,591      2.15%      -5.84%
                                               1.70%             228    15.726142           3,583      2.08%      -5.86%
                                               1.75%           2,720    15.708895          42,730      2.20%      -5.88%
                                               1.80%          10,223    15.691659         160,414      2.22%      -5.91%
                                               2.00%              60    15.622818             936      2.00%      -6.00%
                                               0.95% EV      750,115    15.856011      11,893,830      0.88%      -5.79%
                                               1.00% EV      806,096    15.838723      12,767,527      1.05%      -5.82%
                                               1.05% EV       54,040    15.821431         854,983      1.00%      -5.84%
                                               1.10% EV      140,298    15.804124       2,217,280      1.10%      -5.87%
                                               1.15% EV       66,462    15.786862       1,049,234      1.19%      -5.89%
                                               1.20% EV       23,593    15.769597         372,055      1.17%      -5.91%
                                               1.25% EV       46,087    15.752329         725,984      1.19%      -5.94%
                                               1.30% EV        2,926    15.735082          46,033      1.28%      -5.96%
                                               1.35% EV        3,783    15.717839          59,460      1.33%      -5.99%
                                               1.40% EV       20,544    15.700620         322,555      1.35%      -6.01%
                                               1.45% EV        8,748    15.683392         137,199      1.45%      -6.03%
                                               1.50% EV        5,375    15.666197          84,206      1.54%      -6.06%
                                               1.55% EV       10,157    15.649002         158,953      1.60%      -6.08%
                                               1.60% EV        8,074    15.631812         126,211      1.54%      -6.11%
                                               1.65% EV        4,656    15.614659          72,696      1.62%      -6.13%
                                               1.70% EV        2,162    15.597477          33,719      1.63%      -6.15%
                                               1.75% EV        2,218    15.580326          34,558      1.71%      -6.18%
                                               1.80% EV          762    15.563168          11,861      1.78%      -6.20%
                                               1.85% EV          142    15.546040           2,206      2.31%      -6.23%
                                               1.90% EV           23    15.528922             362      2.38%      -6.25%
                                               1.95% EV           20    15.511796             313      2.33%      -6.27%
   2000 ....................................   0.95%         669,957    21.326255      14,287,674      0.87%       4.68%
                                               1.00%         442,053    21.313785       9,421,823      1.01%       4.66%
                                               1.05%          69,577    21.301328       1,482,082      1.02%       4.63%
                                               1.10%          18,725    21.288863         398,634      1.07%       4.60%
                                               1.15%           8,750    21.276409         186,169      1.14%       4.58%
                                               1.20%         260,129    21.263937       5,531,367      1.15%       4.55%
                                               1.25%          21,269    21.251476         451,998      1.21%       4.52%
                                               1.30%          93,766    21.239024       1,991,498      1.25%       4.50%
                                               1.35%           9,767    21.226562         207,320      1.36%       4.47%
                                               1.40%         309,888    21.214111       6,573,998      1.35%       4.44%
                                               1.45%         157,293    21.201645       3,334,870      1.40%       4.42%
                                               1.50%          37,044    21.189191         784,932      1.45%       4.39%
                                               1.55%          33,163    21.176736         702,284      1.54%       4.37%
                                               1.60%          20,316    21.164294         429,974      1.53%       4.34%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.65%           6,566    21.151838         138,883      1.65%       4.31%
                                               1.70%           3,343    21.139379          70,669      1.62%       4.29%
                                               1.75%          14,293    21.126928         301,967      1.70%       4.26%
                                               1.80%             736    21.114479          15,540      1.78%       4.23%
                                               1.85%           2,938    21.102021          61,998      1.81%       4.21%
                                               1.90%             474    21.089585           9,996      1.85%       4.18%
                                               1.95%           1,473    21.077141          31,047      1.91%       4.15%
                                               2.00%           1,435    21.064691          30,228      1.93%       4.13%
                                               2.05%              86    21.052246           1,810      2.04%       4.10%
                                               2.10%             438    21.039814           9,215      2.09%       4.07%
                                               2.15%           1,168    21.027369          24,560      2.09%       4.05%
                                               2.30%             121     9.812662           1,187      2.27%      -1.87% 01/21/00
   1999 ....................................   0.95%           5,954    11.252972          67,000      0.90%      12.53% 05/03/99
                                               1.00%             460    11.252073           5,176      1.03%      12.52% 05/03/99
                                               1.05%           3,699    11.251171          41,618      1.08%      12.51% 05/03/99
                                               1.20%             531    11.248467           5,973      1.16%      12.48% 05/03/99
                                               1.25%             165    11.247566           1,856      1.22%      12.48% 05/03/99
   Initial Deposit Funding .................                 100,000    16.318510       1,631,851        --       -5.50%

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Value Fund
   2001 ....................................   0.95%       6,713,887    17.156757     115,188,520      1.34%      30.41%
                                               1.00%       2,936,346    17.125161      50,285,396      1.43%      30.38%
                                               1.05%         609,896    17.093599      10,425,312      1.50%      30.35%
                                               1.10%         251,855    23.492325       5,916,653      1.52%      30.31%
                                               1.15%          90,785    23.459789       2,129,793      1.61%      30.28%
                                               1.20%       1,381,526    22.749691      31,429,284      1.69%      30.25%
                                               1.25%          76,804    22.717218       1,744,783      1.64%      30.22%
                                               1.30%         361,077    22.684782       8,190,960      1.73%      30.18%
                                               1.35%          94,205    23.329968       2,197,810      1.76%      30.15%
                                               1.40%          40,795    23.297591         950,415      1.84%      30.12%
                                               1.45%          25,819    23.265229         600,684      1.91%      30.08%
                                               1.50%          55,402    23.232910       1,287,140      1.90%      30.05%
                                               1.55%          17,212    23.200609         399,339      1.95%      30.02%
                                               1.60%           6,150    23.168324         142,479      2.03%      29.99%
                                               1.65%          14,295    23.136081         330,722      2.10%      29.95%
                                               1.70%          61,779    16.613267       1,026,343      2.12%      29.92%
                                               1.75%          29,446    16.595062         488,660      2.14%      29.89%
                                               1.80%           3,002    16.576856          49,757      2.18%      29.85%
                                               1.85%             654    16.558681          10,833      2.24%      29.82%
                                               1.90%           1,388    16.540513          22,953      2.35%      29.79%
                                               0.95% EV    1,173,683    23.338494      27,391,989      0.97%      30.18%
                                               1.00% EV      762,282    23.306136      17,765,848      1.00%      30.15%
                                               1.05% EV       61,865    23.273792       1,439,825      1.06%      30.12%
                                               1.10% EV      199,249    23.241479       4,630,834      1.05%      30.09%
                                               1.15% EV       54,394    23.209176       1,262,430      1.19%      30.05%
                                               1.20% EV       69,972    23.176938       1,621,729      1.16%      30.02%
                                               1.25% EV       54,397    17.343865         943,460      1.19%      29.99%
                                               1.30% EV       16,288    17.322302         282,143      1.24%      29.95%
                                               1.35% EV       40,946    17.300727         708,402      1.39%      29.92%
                                               1.40% EV       43,323    17.279205         748,580      1.40%      29.89%
                                               1.45% EV       12,018    17.257664         207,408      1.44%      29.86%
                                               1.50% EV        7,567    17.236148         130,428      1.45%      29.82%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.55% EV       21,983    17.214666         378,426      1.50%      29.79%
                                               1.60% EV       16,873    17.193180         290,097      1.55%      29.76%
                                               1.65% EV        9,475    17.171717         162,702      1.69%      29.72%
                                               1.70% EV        5,966    17.150269         102,315      1.67%      29.69%
                                               1.75% EV          137    17.128836           2,346      1.76%      29.66%
                                               1.80% EV          205    17.107401           3,513      1.77%      29.62%
                                               1.85% EV        2,897    17.085996          49,506      1.79%      29.59%
                                               1.90% EV           90    17.064616           1,537      1.92%      29.56%
                                               1.95% EV           99    17.043235           1,680      2.44%      29.53%
                                               2.10% EV           98    16.979221           1,667      2.56%      29.43%
   2000 ....................................   0.95%       4,212,785    13.195545      55,589,994      0.88%      10.48%
                                               1.00%       1,884,622    13.177877      24,835,317      0.94%      10.45%
                                               1.05%         441,533    13.160200       5,810,663      1.06%      10.43%
                                               1.10%          75,089    18.095622       1,358,782      1.07%      10.40%
                                               1.15%          15,337    18.079648         277,288      1.10%      10.37%
                                               1.20%         617,228    17.541231      10,826,939      1.19%      10.34%
                                               1.25%          25,403    17.525024         445,188      1.17%      10.32%
                                               1.30%         106,367    17.508816       1,862,360      1.31%      10.29%
                                               1.35%          22,502    18.015888         405,394      1.27%      10.26%
                                               1.40%         150,723    17.999963       2,713,008      1.37%      10.23%
                                               1.45%          78,854    17.984032       1,418,113      1.39%      10.21%
                                               1.50%          25,452    17.968116         457,324      1.45%      10.18%
                                               1.55%          26,470    17.952213         475,195      1.52%      10.15%
                                               1.60%           5,234    17.936302          93,879      1.62%      10.12%
                                               1.65%          10,515    17.920401         188,433      1.62%      10.09%
                                               1.70%           1,300    12.874568          16,737      1.70%      10.07%
                                               1.75%           1,264    12.866973          16,264      1.68%      10.04%
                                               1.80%             621    12.859374           7,986      1.76%      10.01%
                                               1.85%           1,302    12.851781          16,733      1.78%       9.98%
                                               1.90%           1,988    12.844195          25,534      1.90%       9.95%
                                               1.95%           2,090    12.836600          26,828      1.96%       9.93%
                                               2.00%           3,908    12.829010          50,136      1.92%       9.90%
                                               2.10%              72    12.813833             923      2.05%       9.84%
                                               2.25%              94    11.092994           1,043      2.19%      10.93% 01/21/00
   1999 ....................................   0.95%       2,494,147    11.609606      28,956,064      0.90%      23.08%
                                               1.00%       1,174,469    11.599920      13,623,747      0.96%      23.05%
                                               1.05%         327,163    11.590217       3,791,890      1.01%      23.02%
                                               1.10%           9,267    15.944931         147,762      1.14%      22.99%
                                               1.15%           1,782    15.938931          28,403      1.13%      22.96%
                                               1.20%          69,672    15.472090       1,077,971      1.17%      22.93%
                                               1.25%           6,536    15.465630         101,084      1.27%      22.90%
                                               1.30%          23,614    15.459173         365,053      1.29%      22.87%
                                               1.35%          13,109    15.914957         208,629      1.32%      22.84%
                                               1.40%             628    15.908969           9,991      1.44%      22.81%
                                               1.50%              54    15.896965             858      1.53%      22.74%
   1998 ....................................   0.95%         976,145    10.176972       9,934,200      0.88%       3.59%
                                               1.00%         498,266    10.173615       5,069,167      0.94%       3.57%
                                               1.05%          89,485    10.170245         910,084      0.97%       3.54%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
Nationwide(R) Separate Account Trust -
Nationwide(R) Small Company Fund
   2001 ....................................   0.95%       6,516,248    14.531018      94,687,717      1.45%      -1.82%
                                               1.00%       3,361,240    14.504245      48,752,256      1.39%      -1.84%
                                               1.05%         539,820    14.477497       7,815,238      1.51%      -1.87%
                                               1.10%         215,841    18.246685       3,938,383      1.51%      -1.89%
                                               1.15%          86,445    18.221404       1,575,153      1.59%      -1.92%
                                               1.20%       2,474,467    18.041184      44,642,323      1.69%      -1.94%
                                               1.25%         102,347    18.015406       1,843,814      1.73%      -1.97%
                                               1.30%         385,366    17.989667       6,932,602      1.74%      -1.99%
                                               1.35%          90,834    18.120535       1,645,967      1.83%      -2.01%
                                               1.40%          55,786    18.095372       1,009,477      1.85%      -2.04%
                                               1.45%          25,784    18.070221         465,923      1.91%      -2.06%
                                               1.50%          90,788    18.045110       1,638,288      1.99%      -2.09%
                                               1.55%          28,779    18.019998         518,605      2.05%      -2.11%
                                               1.60%           4,266    17.994935          76,767      2.03%      -2.14%
                                               1.65%          17,937    17.969883         322,325      2.14%      -2.16%
                                               1.70%           3,591    14.790417          53,117      2.09%      -2.19%
                                               1.75%           3,835    14.774216          56,658      2.21%      -2.21%
                                               1.80%           2,922    14.758003          43,118      2.29%      -2.24%
                                               1.85%             315    14.741819           4,640      1.79%      -2.26%
                                               1.90%           1,387    14.725621          20,426      1.88%      -2.29%
                                               1.95%             183    14.709455           2,696      1.98%      -2.31%
                                               0.95% EV    1,259,969    18.124811      22,836,700      0.92%      -2.05%
                                               1.00% EV      801,100    18.099664      14,499,649      1.04%      -2.07%
                                               1.05% EV       70,238    18.074548       1,269,515      1.10%      -2.10%
                                               1.10% EV      193,959    18.049441       3,500,846      1.04%      -2.12%
                                               1.15% EV       39,515    18.024381         712,225      1.16%      -2.15%
                                               1.20% EV       65,418    17.999304       1,177,471      1.16%      -2.17%
                                               1.25% EV       45,229    15.018899         679,288      1.25%      -2.20%
                                               1.30% EV        4,880    15.000216          73,195      1.35%      -2.22%
                                               1.35% EV        7,780    14.981519         116,554      1.38%      -2.25%
                                               1.40% EV       70,202    14.962877       1,050,424      1.44%      -2.27%
                                               1.45% EV        9,189    14.944211         137,316      1.39%      -2.30%
                                               1.50% EV       19,041    14.925589         284,204      1.54%      -2.32%
                                               1.55% EV       17,327    14.906966         258,288      1.59%      -2.35%
                                               1.60% EV        4,264    14.888360          63,488      1.59%      -2.37%
                                               1.65% EV        9,450    14.869752         140,521      1.62%      -2.40%
                                               1.70% EV        1,276    14.851173          18,949      1.73%      -2.42%
                                               1.75% EV        1,045    14.832604          15,495      1.71%      -2.45%
                                               1.80% EV           59    14.814060             870      1.83%      -2.47%
                                               1.85% EV          752    14.795526          11,120      2.26%      -2.50%
   2000 ....................................   0.95%       5,617,800    14.696232      82,560,492      0.91%       7.11%
                                               1.00%       3,008,309    14.676541      44,151,570      0.94%       7.09%
                                               1.05%         528,083    14.656859       7,740,038      1.00%       7.06%
                                               1.10%          75,210    18.482041       1,390,034      1.05%       7.03%
                                               1.15%          31,732    18.465741         585,955      1.13%       7.01%
                                               1.20%       1,525,600    18.292320      27,906,763      1.17%       6.98%
                                               1.25%          53,294    18.275408         973,970      1.25%       6.95%
                                               1.30%         216,580    18.258505       3,954,427      1.25%       6.92%
                                               1.35%          48,244    18.400608         887,719      1.32%       6.90%
                                               1.40%         503,690    18.384344       9,260,010      1.35%       6.87%
                                               1.45%         310,110    18.368078       5,696,125      1.44%       6.84%

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.50%          78,000    18.351824       1,431,442      1.48%       6.82%
                                               1.55%          70,673    18.335565       1,295,829      1.55%       6.79%
                                               1.60%          14,068    18.319337         257,716      1.61%       6.76%
                                               1.65%          29,676    18.303094         543,163      1.62%       6.74%
                                               1.70%          15,693    15.072308         236,530      1.68%       6.71%
                                               1.75%           3,826    15.063429          57,633      1.67%       6.68%
                                               1.80%           2,297    15.054539          34,580      1.73%       6.65%
                                               1.85%          11,659    15.045652         175,417      1.85%       6.63%
                                               1.90%           3,352    15.036759          50,403      1.88%       6.60%
                                               1.95%             118    15.027883           1,773      1.94%       6.57%
                                               2.00%             921    15.019007          13,833      1.94%       6.55%
                                               2.10%           1,816    15.001230          27,242      2.06%       6.49%
                                               2.20%             167    14.983454           2,502      2.18%       6.44%
                                               2.25%             105    10.029202           1,053      2.18%       0.29% 01/21/00
   1999 ....................................   0.95%       3,110,608    10.302027      32,045,567      0.91%       7.11%
                                               1.00%       1,888,116    10.293424      19,435,178      1.02%       7.09%
                                               1.05%         333,851    10.284820       3,433,597      1.01%       7.06%
                                               1.10%           9,534    12.975538         123,709      1.06%       7.03%
                                               1.15%             948    12.970656          12,296      1.10%       7.01%
                                               1.20%         578,986    12.855345       7,443,065      1.17%       6.98%
                                               1.25%           6,399    12.849970          82,227      1.20%       6.95%
                                               1.30%          13,423    12.844586         172,413      1.28%       6.92%
                                               1.35%           1,603    12.951124          20,761      1.37%       6.90%
                                               1.50%             176    12.936466           2,277      1.50%       6.82%
   1998 ....................................   0.95%       1,435,931    10.153302      14,579,441      0.93%       5.62%
                                               1.00%         902,534    10.149945       9,160,670      0.97%       5.59%
                                               1.05%         174,029    10.146585       1,765,800      1.03%       5.57%

Nationwide(R) Separate Account Trust -
Nationwide(R) Strategic Value Fund
   2001 ....................................   0.95%         943,233    10.230093       9,649,362      1.36%      -0.93%
                                               1.00%         613,012    10.211263       6,259,623      1.40%      -0.96%
                                               1.05%         130,781    10.192433       1,332,974      1.50%      -0.98%
                                               1.10%           7,839    13.159449         103,155      1.12%      -1.01%
                                               1.15%           3,051    13.141232          40,100      1.15%      -1.03%
                                               1.20%         150,528    12.570827       1,892,264      1.17%      -1.06%
                                               1.25%          15,857    12.552875         199,053      1.19%      -1.08%
                                               1.30%          35,387    12.534931         443,579      1.27%      -1.11%
                                               1.35%           7,277    13.068441          95,093      1.38%      -1.13%
                                               1.40%           4,024    13.050296          52,519      1.81%      -1.16%
                                               1.45%           3,009    13.032169          39,211      1.40%      -1.18%
                                               1.50%          14,376    13.014030         187,095      1.46%      -1.21%
                                               1.55%           1,867    12.995941          24,269      1.54%      -1.23%
                                               1.60%             119    12.977841           1,543      1.60%      -1.26%
                                               1.65%           1,357    12.959784          17,589      1.59%      -1.28%
                                               1.80%           1,616     8.905500          14,388      1.84%      -1.36%
                                               0.95% EV       33,620    13.053991         438,875      0.98%      -1.14%
                                               1.00% EV       46,783    13.035876         609,858      1.01%      -1.17%
                                               1.05% EV        8,305    13.017754         108,117      1.08%      -1.19%
                                               1.10% EV        3,043    12.999670          39,562      1.49%      -1.22%
                                               1.20% EV       10,058    12.963523         130,387      1.70%      -1.27%
                                               1.30% EV        1,236    10.312691          12,743      1.74%      -1.32%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.40% EV        3,426    10.287007          35,239      1.45%      -1.37%
                                               1.45% EV          252    10.274159           2,585      1.91%      -1.39%
                                               1.65% EV          146    10.222931           1,493      2.13%      -1.49%
   2000 ....................................   0.95%         943,474     9.518085       8,980,066      0.94%      -1.75%
                                               1.00%         592,989     9.505340       5,636,562      1.00%      -1.77%
                                               1.05%         113,678     9.492590       1,079,099      1.04%      -1.80%
                                               1.10%           6,611    12.262038          81,064      1.05%      -1.82%
                                               1.15%           1,818    12.251237          22,273      1.10%      -1.85%
                                               1.20%         155,069    11.725368       1,818,241      1.13%      -1.87%
                                               1.25%          13,438    11.714512         157,420      1.26%      -1.90%
                                               1.30%          32,547    11.703675         380,920      1.31%      -1.92%
                                               1.35%           8,859    12.207964         108,150      1.27%      -1.95%
                                               1.40%          33,697    12.197158         411,008      1.38%      -1.97%
                                               1.45%          46,630    12.186371         568,250      1.42%      -2.00%
                                               1.50%          14,997    12.175562         182,597      1.46%      -2.02%
                                               1.55%           3,065    12.164780          37,285      1.50%      -2.05%
                                               1.60%           1,161    12.153983          14,111      1.62%      -2.07%
                                               1.65%          12,738    12.143210         154,680      1.65%      -2.10%
                                               1.80%             949     8.357069           7,931      1.75%      -2.17%
                                               1.85%             362     8.352132           3,023      1.80%      -2.19%
                                               1.90%             291     8.347180           2,429      1.84%      -2.22%
   1999 ....................................   0.95%         855,153    10.915086       9,334,068      0.91%       8.17%
                                               1.00%         369,338    10.905969       4,027,989      0.96%       8.15%
                                               1.05%         115,638    10.896867       1,260,092      1.01%       8.12%
                                               1.10%           1,237    14.083145          17,421      1.09%       8.09%
                                               1.15%             360    14.077868           5,068      1.11%       8.07%
                                               1.20%          12,882    13.480427         173,655      1.19%       8.04%
                                               1.25%             700    13.474788           9,432      1.23%       8.01%
                                               1.30%           6,540    13.469172          88,088      1.29%       7.99%
                                               1.35%             336    14.056667           4,723      1.38%       7.96%
                                               1.40%           1,269    14.051353          17,831      1.44%       7.93%
   1998 ....................................   0.95%         518,258    10.408807       5,394,447      0.85%       2.58%
                                               1.00%         278,423    10.405368       2,897,093      0.95%       2.55%
                                               1.05%          87,975    10.401935         915,111      1.01%       2.52%

Strong NSAT Mid Cap Growth Fund
   2001 ....................................   0.95%       3,308,335    15.246698      50,441,186      1.42%     -14.18%
                                               1.00%       1,935,626    15.218591      29,457,501      1.47%     -14.20%
                                               1.05%         217,986    15.190534       3,311,327      1.54%     -14.23%
                                               1.10%         223,435    16.613968       3,712,148      1.52%     -14.25%
                                               1.15%          74,485    16.590925       1,235,771      1.59%     -14.27%
                                               1.20%       1,054,026    16.303726      17,184,546      1.61%     -14.29%
                                               1.25%         101,527    16.280431       1,652,905      1.73%     -14.31%
                                               1.30%         329,011    16.257155       5,348,783      1.77%     -14.33%
                                               1.35%          57,170    16.498993         943,240      1.83%     -14.36%
                                               1.40%          43,297    16.476067         713,367      1.85%     -14.38%
                                               1.45%          10,245    16.453154         168,564      1.86%     -14.40%
                                               1.50%          59,863    16.430243         983,560      1.89%     -14.42%
                                               1.55%           8,298    16.407389         136,154      1.94%     -14.44%
                                               1.60%           1,366    16.384529          22,374      2.01%     -14.46%
                                               1.65%          10,476    16.361697         171,398      2.11%     -14.49%
                                               1.70%             471    10.424961           4,906      2.09%     -14.51%
                                               1.75%          44,515    10.413519         463,557      2.24%     -14.53%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.80%           1,672    10.402079          17,396      2.21%     -14.55%
                                               1.85%             491    10.390641           5,105      2.26%     -14.57%
                                               1.90%              14    10.379205             150      2.30%     -14.60%
                                               0.95% EV      836,367    16.498408      13,798,719      0.99%     -14.46%
                                               1.00% EV    1,421,583    16.475488      23,421,275      0.95%     -14.48%
                                               1.05% EV       74,653    16.452580       1,228,237      1.09%     -14.51%
                                               1.10% EV      173,349    16.429711       2,848,078      1.04%     -14.53%
                                               1.15% EV       56,997    16.406852         935,138      1.15%     -14.55%
                                               1.20% EV       46,486    16.384003         761,626      1.19%     -14.57%
                                               1.25% EV       69,761    12.747176         889,259      1.24%     -14.59%
                                               1.30% EV        7,485    12.731312          95,298      1.29%     -14.62%
                                               1.35% EV        8,831    12.715431         112,290      1.38%     -14.64%
                                               1.40% EV       35,270    12.699580         447,919      1.40%     -14.66%
                                               1.45% EV       12,870    12.683726         163,243      1.44%     -14.68%
                                               1.50% EV       11,260    12.667882         142,636      1.45%     -14.70%
                                               1.55% EV       20,580    12.652051         260,383      1.60%     -14.72%
                                               1.60% EV        5,652    12.636241          71,423      1.56%     -14.75%
                                               1.65% EV        2,802    12.620456          35,359      1.60%     -14.77%
                                               1.70% EV        7,439    12.604661          93,764      1.64%     -14.79%
                                               1.75% EV        2,254    12.588876          28,369      1.70%     -14.81%
                                               1.80% EV          125    12.573106           1,572      1.79%     -14.83%
                                               1.85% EV          128    12.557343           1,608      1.82%     -14.86%
                                               1.90% EV          163    12.541594           2,040      1.88%     -14.88%
                                               1.95% EV           22    12.525855             282      2.38%     -14.90%
                                               2.00% EV          101    12.510151           1,259      2.43%     -14.92%
   2000 ....................................   0.95%       3,415,554    22.158144      75,682,337      0.90%       4.54%
                                               1.00%       2,002,408    22.128467      44,310,219      0.99%       4.51%
                                               1.05%         251,331    22.098835       5,554,122      0.98%       4.49%
                                               1.10%         139,661    24.181824       3,377,258      1.02%       4.46%
                                               1.15%          28,573    24.160493         690,338      1.10%       4.44%
                                               1.20%         812,076    23.754270      19,290,273      1.16%       4.41%
                                               1.25%          64,986    23.732333       1,542,269      1.23%       4.38%
                                               1.30%         268,435    23.710397       6,364,700      1.27%       4.36%
                                               1.35%          27,318    24.075308         657,689      1.32%       4.33%
                                               1.40%         426,877    24.054040      10,268,116      1.40%       4.30%
                                               1.45%         402,258    24.032774       9,667,376      1.42%       4.28%
                                               1.50%          81,800    24.011486       1,964,140      1.48%       4.25%
                                               1.55%          52,436    23.990251       1,257,953      1.47%       4.23%
                                               1.60%          22,878    23.969004         548,363      1.60%       4.20%
                                               1.65%          24,151    23.947768         578,363      1.65%       4.17%
                                               1.70%          16,093    15.266235         245,680      1.67%       4.15%
                                               1.75%          24,168    15.257235         368,737      1.70%       4.12%
                                               1.80%           8,220    15.248236         125,340      1.77%       4.09%
                                               1.85%          13,611    15.239218         207,421      1.78%       4.07%
                                               1.90%           5,608    15.230209          85,411      1.88%       4.04%
                                               1.95%           2,165    15.221208          32,954      1.95%       4.01%
                                               2.00%             527    15.212219           8,017      1.99%       3.99%
                                               2.05%          14,808    15.203202         225,129      2.02%       3.96%
                                               2.10%             899    15.194201          13,660      2.10%       3.94%
                                               2.15%           1,021    15.185210          15,504      2.07%       3.91%
                                               2.20%              23    15.176209             349      2.16%       3.88%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               2.25%             108     9.613567           1,038      2.18%      -3.86% 01/21/00
                                               2.30%             714     9.611398           6,863      2.31%      -3.89% 01/21/00
                                               2.45%              78     9.604888             749      2.39%      -3.95% 01/21/00
   1999 ....................................   0.95%         989,369    14.463791      14,310,026      0.90%      24.88%
                                               1.00%         411,554    14.451718       5,947,663      0.95%      24.85%
                                               1.05%          80,407    14.439659       1,161,050      1.02%      24.82%
                                               1.10%           3,956    15.808706          62,539      1.06%      24.79%
                                               1.15%           1,072    15.802763          16,941      1.18%      24.75%
                                               1.20%          59,407    15.544930         923,478      1.16%      24.72%
                                               1.25%           2,962    15.538443          46,024      1.24%      24.69%
                                               1.30%           4,702    15.531953          73,032      1.26%      24.66%
                                               1.35%           2,374    15.778996          37,459      1.38%      24.63%
                                               1.40%             595    15.773053           9,385      1.36%      24.60%
                                               1.50%             341    15.761153           5,375      1.46%      24.54%
                                               1.65%             102    15.743315           1,606      1.67%      24.44%
   1998 ....................................   0.95%         303,755    11.210346       3,405,199      0.89%       9.86%
                                               1.00%         146,574    11.206638       1,642,602      0.93%       9.83%
                                               1.05%          33,626    11.202932         376,709      1.00%       9.81%

Nationwide(R) Separate Account Trust -
Total Return Fund
   2001 ....................................   0.95%      21,887,140    11.278361     246,851,064      0.92%      -8.33%
                                               1.00%      13,171,037    11.257592     148,274,161      1.00%      -8.35%
                                               1.05%       2,099,382    11.236855      23,590,455      1.02%      -8.37%
                                               1.10%       1,153,113    11.248824      12,971,161      1.10%      -8.40%
                                               1.15%         390,211    11.233251       4,383,333      1.13%      -8.42%
                                               1.20%       2,150,525    11.197688      24,080,911      1.19%      -8.44%
                                               1.25%         312,080    11.181668       3,489,580      1.23%      -8.47%
                                               1.30%         517,688    11.165697       5,780,345      1.33%      -8.49%
                                               1.35%         178,694    11.171038       1,996,192      1.38%      -8.51%
                                               1.40%         158,432    11.155522       1,767,387      1.41%      -8.54%
                                               1.45%         103,745    11.140014       1,155,721      1.43%      -8.56%
                                               1.50%         156,016    11.124540       1,735,603      1.53%      -8.58%
                                               1.55%          21,196    11.109042         235,463      1.95%      -8.61%
                                               1.60%           9,500    11.093585         105,392      1.59%      -8.63%
                                               1.65%          49,235    11.078135         545,435      1.60%      -8.65%
                                               1.70%          13,514     8.657594         116,996      1.71%      -8.68%
                                               1.75%             251     8.648097           2,172      1.70%      -8.70%
                                               1.80%           4,623     8.638604          39,939      1.76%      -8.72%
                                               1.85%             420     8.629120           3,626      1.80%      -8.75%
                                               1.90%           1,036     8.619634           8,932      1.88%      -8.77%
                                               2.10%             673     8.581781           5,773      2.14%      -8.86%
                                               0.95% EV    2,762,566    11.157631      30,823,688      1.36%      -8.55%
                                               1.00% EV    1,951,321    11.142140      21,741,890      1.49%      -8.58%
                                               1.05% EV      189,612    11.126658       2,109,752      1.48%      -8.60%
                                               1.10% EV      443,115    11.111182       4,923,529      1.60%      -8.62%
                                               1.15% EV       91,598    11.095728       1,016,351      1.60%      -8.65%
                                               1.20% EV      129,594    11.080302       1,435,936      1.62%      -8.67%
                                               1.25% EV      136,354     9.286756       1,266,289      1.67%      -8.69%
                                               1.30% EV       19,443     9.275179         180,337      1.78%      -8.72%
                                               1.35% EV       13,187     9.263630         122,162      1.84%      -8.74%
                                               1.40% EV       92,543     9.252077         856,215      1.89%      -8.76%
                                               1.45% EV       17,073     9.240531         157,759      1.85%      -8.79%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.50% EV       13,979     9.229006         129,017      1.88%      -8.81%
                                               1.55% EV       16,039     9.217473         147,838      1.59%      -8.83%
                                               1.60% EV        6,789     9.205961          62,504      2.07%      -8.86%
                                               1.65% EV        7,346     9.194459          67,539      2.11%      -8.88%
                                               1.70% EV        4,078     9.182960          37,451      2.19%      -8.90%
                                               1.80% EV           94     9.159970             865      2.24%      -8.95%
                                               1.85% EV           78     9.148505             717      2.24%      -8.97%
   2000 ....................................   0.95%      21,082,000    13.053974     275,203,880      0.91%       2.87%
                                               1.00%      13,601,988    13.036489     177,322,167      0.96%       2.85%
                                               1.05%       2,113,208    13.019025      27,511,908      1.06%       2.82%
                                               1.10%         795,495    13.039455      10,372,821      1.10%       2.79%
                                               1.15%         204,995    13.027969       2,670,669      1.16%       2.77%
                                               1.20%       1,478,162    12.993264      19,206,149      1.18%       2.74%
                                               1.25%         192,399    12.981230       2,497,576      1.20%       2.72%
                                               1.30%         382,184    12.969229       4,956,632      1.28%       2.69%
                                               1.35%          85,620    12.981991       1,111,518      1.35%       2.67%
                                               1.40%         744,853    12.970506       9,661,120      1.34%       2.64%
                                               1.45%         534,830    12.959020       6,930,873      1.38%       2.61%
                                               1.50%         105,724    12.947559       1,368,868      1.45%       2.59%
                                               1.55%          77,067    12.936075         996,944      1.54%       2.56%
                                               1.60%          26,521    12.924611         342,774      1.56%       2.54%
                                               1.65%          40,602    12.913160         524,300      1.57%       2.51%
                                               1.70%          24,076    10.096771         243,090      1.66%       2.48%
                                               1.75%           1,943    10.090823          19,606      1.75%       2.46%
                                               1.80%           2,870    10.084857          28,944      1.73%       2.43%
                                               1.85%          14,880    10.078893         149,974      1.86%       2.41%
                                               1.90%           4,211    10.072930          42,417      1.89%       2.38%
                                               1.95%           2,249    10.066981          22,641      1.90%       2.36%
                                               2.10%           1,307    10.049113          13,134      2.10%       2.28%
   1999 ....................................   0.95%      17,752,903    13.204391     234,416,272      0.96%      10.23%
                                               1.00%      11,774,302    13.193361     155,342,616      0.98%      10.20%
                                               1.05%       1,728,417    13.182356      22,784,608      1.05%      10.17%
                                               1.10%         233,564    13.209742       3,085,320      1.07%      10.14%
                                               1.15%          71,417    13.204789         943,047      1.14%      10.12%
                                               1.20%         326,534    13.176280       4,302,503      1.20%      10.09%
                                               1.25%          49,492    13.170759         651,847      1.21%      10.06%
                                               1.30%         155,830    13.165266       2,051,543      1.27%      10.03%
                                               1.35%          13,328    13.184901         175,728      1.30%      10.00%
                                               1.40%           3,238    13.179926          42,676      1.43%       9.98%
                                               1.45%           3,185    13.174944          41,962      1.42%       9.95%
                                               1.50%              55    13.169978             724      1.53%       9.92%
                                               1.70%             395    10.291153           4,065      1.67%       2.91% 05/03/99
   1998 ....................................   0.95%       8,240,599    11.700068      96,415,568      0.92%      14.23%
                                               1.00%       4,797,733    11.696195      56,115,221      0.96%      14.20%
                                               1.05%         845,630    11.692335       9,887,389      1.04%      14.17%

Turner NSAT Growth Focus Fund
   2001 ....................................   0.95%         361,122     4.589988       1,657,545      1.34%     -27.48%
                                               1.00%         201,389     4.588265         924,026      1.40%     -27.50%
                                               1.05%          26,689     4.586544         122,409      1.55%     -27.52%
                                               1.10%          44,679     4.584813         204,845      1.50%     -27.54%
                                               1.15%          12,100     4.583087          55,454      1.58%     -27.56%

                                                Asset                      Unit        Contract                   Total
                                                Charge       Units     Fair Value   Owners' Equity   Expenses*   Return**
                                               --------   ----------   ----------   --------------   ---------   --------
                                               1.20%         203,521     4.581356         932,401      1.61%     -27.58%
                                               1.25%           4,289     4.579634          19,641      1.67%     -27.59%
                                               1.30%          77,455     4.577903         354,582      1.25%     -27.61%
                                               1.35%          26,199     4.576181         119,892      1.30%     -27.63%
                                               1.40%             827     4.574453           3,783      1.43%     -27.65%
                                               1.45%             671     4.572718           3,069      1.49%     -27.67%
                                               1.50%             669     4.570995           3,056      1.53%     -27.69%
                                               1.65%             351     4.565812           1,601      1.68%     -27.74%
                                               1.85%             636     4.558891           2,900      1.81%     -27.82%
                                               0.95% EV      112,652     4.276594         481,766      0.95%     -27.83%
                                               1.00% EV      151,776     4.274416         648,756      1.02%     -27.85%
                                               1.05% EV        3,877     4.272239          16,563      1.08%     -27.87%
                                               1.10% EV        4,262     4.270070          18,199      1.11%     -27.89%
                                               1.15% EV        1,239     4.267897           5,287      1.16%     -27.91%
                                               1.20% EV          840     4.265721           3,582      1.20%     -27.93%
                                               1.25% EV        2,869     4.263547          12,233      1.25%     -27.94%
                                               1.30% EV          258     4.261377           1,098      1.71%     -27.96%
                                               1.40% EV          903     4.257029           3,845      1.86%     -28.00%
                                               1.55% EV          737     4.250511           3,132      2.03%     -28.05%

Neuberger Berman Advisers Management Trust -
Guardian Portfolio
   2001 ....................................   0.95%       2,530,832    15.795426      39,975,565      0.99%       1.11%
                                               1.00%       1,510,911    15.766365      23,821,567      0.97%       1.08%
                                               1.05%         293,598    15.737325       4,620,446      1.00%       1.05%
                                               1.10%         143,740    14.802923       2,127,769      1.06%       1.03%
                                               1.15%          65,274    14.782435         964,916      1.19%       1.00%
                                               1.20%         816,985    14.102156      11,521,254      1.22%       0.98%
                                               1.25%          63,255    14.082033         890,755      1.28%       0.95%
                                               1.30%         176,640    14.061915       2,483,899      1.26%       0.93%
                                               1.35%          68,360    14.700584       1,004,936      1.32%       0.90%
                                               1.40%          45,520    14.680172         668,240      1.44%       0.88%
                                               1.45%          16,890    14.659792         247,603      1.40%       0.85%
                                               1.50%          35,320    14.639399         517,070      1.47%       0.82%
                                               1.55%          11,477    14.619044         167,786      1.53%       0.80%
                                               1.60%           8,323    14.598708         121,511      1.53%       0.77%
                                               1.65%          11,284    14.578383         164,502      1.67%       0.75%
                                               1.70%           1,017     9.982565          10,150      1.71%       0.72%
                                               1.75%           5,534     9.971633          55,183      1.79%       0.70%
                                               1.80%          11,363     9.960699         113,184      1.82%       0.67%
                                               1.90%           1,653     9.938824          16,428      1.89%       0.62%
                                               0.95% EV      508,387    14.689402       7,467,900      1.34%       0.88%
                                               1.00% EV      393,063    14.668988       5,765,843      1.40%       0.86%
                                               1.05% EV       25,733    14.648628         376,959      1.48%       0.83%
                                               1.10% EV       85,322    14.628288       1,248,116      1.52%       0.80%
                                               1.15% EV       58,599    14.607937         856,008      1.54%       0.78%
                                               1.20% EV       27,655    14.587630         403,427      1.61%       0.75%
                                               1.25% EV       19,157    10.918720         209,169      1.71%       0.73%
                                               1.30% EV        6,923    10.905114          75,497      1.71%       0.70%
                                               1.35% EV        5,298    10.891524          57,708      1.79%       0.68%
                                               1.40% EV       20,180    10.877950         219,520      1.86%       0.65%
                                               1.45% EV        3,390    10.864390          36,828      1.84%       0.63%
                                               1.50% EV       15,590    10.850851         169,165      2.00%       0.60%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
                                1.55% EV             8,488         10.837287          91,983            2.01%       0.57%
                                1.60% EV            21,838         10.823755         236,372            2.02%       0.55%
                                1.65% EV             1,082         10.810241          11,696            2.14%       0.52%
                                1.70% EV               625         10.796713           6,750            2.09%       0.50%
                                1.75% EV               386         10.783230           4,168            2.25%       0.47%
                                1.80% EV               315         10.769728           3,398            2.21%       0.45%
                                1.85% EV             1,251         10.756246          13,452            2.27%       0.42%
2000 .......................    0.95%            1,986,495         16.101092      31,984,739            0.90%       3.24%
                                1.00%            1,344,877         16.079553      21,625,021            0.94%       3.22%
                                1.05%              278,565         16.058015       4,473,201            1.07%       3.19%
                                1.10%               80,331         15.112174       1,213,976            1.05%       3.16%
                                1.20%              478,549         14.411278       6,896,503            1.21%       3.11%
                                1.25%               24,105         14.397979         347,063            1.23%       3.09%
                                1.30%               57,494         14.384659         827,032            1.26%       3.06%
                                1.35%               22,044         15.045583         331,665            1.34%       3.03%
                                1.40%               94,825         15.032278       1,425,436            1.36%       3.01%
                                1.45%               67,951         15.018994       1,020,556            1.41%       2.98%
                                1.50%               17,260         15.005684         258,998            1.43%       2.96%
                                1.55%                6,164         14.992404          92,413            1.57%       2.93%
                                1.60%               17,703         14.979117         265,175            1.61%       2.91%
                                1.65%                1,560         14.965836          23,347            1.64%       2.88%
                                1.70%                  895         10.253068           9,176            1.66%       2.85%
                                1.75%                1,741         10.247014          17,840            1.75%       2.83%
                                1.80%                5,637         10.240974          57,728            1.79%       2.80%
                                1.85%                  209         10.234918           2,139            1.82%       2.78%
                                1.90%                  240         10.228865           2,455            1.91%       2.75%
                                1.95%                2,420         10.222813          24,739            1.92%       2.72%
                                2.00%                  669         10.216775           6,835            2.00%       2.70%
                                2.10%                  179         10.204679           1,827            2.07%       2.65%
                                2.15%                  324         10.198632           3,304            2.15%       2.62%
1999 .......................    0.95%            1,752,252         15.987113      28,013,451            0.96%      16.70%
                                1.00%            1,382,998         15.973798      22,091,731            0.96%      16.67%
                                1.05%              278,766         15.960476       4,449,239            1.09%      16.64%
                                1.10%               34,274         15.027986         515,069            1.07%      16.61%
                                1.15%                4,239         15.022338          63,680            1.15%      16.58%
                                1.20%              201,065         14.345512       2,884,380            1.20%      16.55%
                                1.25%                3,148         14.339539          45,141            1.24%      16.53%
                                1.30%               62,050         14.333543         889,396            1.30%      16.50%
                                1.35%                5,808         14.999733          87,119            1.32%      16.47%
1998 .......................    0.95%              564,530         14.292454       8,068,519            0.90%      36.07%
                                1.00%              596,389         14.287745       8,521,054            0.96%      36.03%
                                1.05%               59,410         14.283037         848,555            1.04%      36.00%

Neuberger Berman Advisers
Management Trust -
Mid-Cap Growth Portfolio
2001 .......................    0.95%            4,482,385         19.444569      87,158,051            0.94%     -13.80%
                                1.00%            2,639,903         19.408752      51,237,231            0.95%     -13.82%
                                1.05%              441,715         19.372986       8,557,339            1.05%     -13.85%
                                1.10%              343,178         16.891283       5,796,710            1.03%     -13.87%
                                1.15%              136,814         16.867881       2,307,770            1.19%     -13.89%
                                1.20%            1,945,736         16.399667      31,909,418            1.25%     -13.91%
                                1.25%              154,492         16.376249       2,530,001            1.18%     -13.93%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
                                1.30%              588,369         16.352826       9,621,498             1.25%    -13.95%
                                1.35%               95,881         16.774433       1,608,356             1.36%    -13.98%
                                1.40%               59,752         16.751110       1,000,909             1.43%    -14.00%
                                1.45%               22,208         16.727827         371,490             1.49%    -14.02%
                                1.50%              102,156         16.704547       1,706,468             1.52%    -14.04%
                                1.55%                9,370         16.681305         156,308             1.55%    -14.06%
                                1.60%                7,435         16.658081         123,846             1.61%    -14.09%
                                1.65%              333,883         16.634870         563,633             1.70%    -14.11%
                                1.70%              224,873         11.924245         296,593             1.71%    -14.13%
                                1.75%                2,211         11.911158          26,338             1.75%    -14.15%
                                1.80%                9,327         11.898080         110,974             1.84%    -14.17%
                                1.85%                   10         11.885010             124             1.89%    -14.20%
                                1.90%                    9         11.871948             102             1.84%    -14.22%
                                2.00%                  105         11.845838           1,247             1.96%    -14.26%
                                0.95% EV         1,873,697         16.767877      31,417,925             1.38%    -14.07%
                                1.00% EV         1,747,630         16.744599      29,263,364             1.48%    -14.09%
                                1.05% EV           145,391         16.721320       2,431,124             1.48%    -14.12%
                                1.10% EV           330,467         16.698077       5,518,164             1.56%    -14.14%
                                1.15% EV           131,440         16.674858       2,191,739             1.65%    -14.16%
                                1.20% EV            89,058         16.651665       1,482,972             1.65%    -14.18%
                                1.25% EV            95,723         11.743774       1,124,154             1.72%    -14.20%
                                1.30% EV            16,406         11.729141         192,425             1.69%    -14.23%
                                1.35% EV            18,788         11.714528         220,089             1.80%    -14.25%
                                1.40% EV            53,119         11.699903         621,493             1.79%    -14.27%
                                1.45% EV            32,460         11.685304         379,305             1.93%    -14.29%
                                1.50% EV            24,704         11.670712         288,315             1.92%    -14.31%
                                1.55% EV            34,862         11.656136         406,356             2.00%    -14.33%
                                1.60% EV            15,340         11.641571         178,579             1.98%    -14.36%
                                1.65% EV            11,728         11.627004         136,360             2.09%    -14.38%
                                1.70% EV            11,487         11.612463         133,388             2.13%    -14.40%
                                1.75% EV             5,824         11.597927          67,551             2.14%    -14.42%
                                1.80% EV               506         11.583389           5,865             2.21%    -14.44%
                                1.85% EV               359         11.568886           4,152             2.26%    -14.47%
                                1.90% EV                53         11.554381             614             2.37%    -14.49%
                                1.95% EV                50         11.539890             574             2.36%    -14.51%
2000 .......................    0.95%            3,623,705         27.626319     100,109,630             0.90%     12.26%
                                1.00%            2,082,738         27.589328      57,461,342             1.00%     12.23%
                                1.05%              445,504         27.552396      12,274,703             1.02%     12.20%
                                1.10%              147,084         24.035032       3,535,169             1.10%     12.17%
                                1.15%               35,438         24.013856         851,003             1.11%     12.15%
                                1.20%            1,174,149         23.359081      27,427,042             1.21%     12.12%
                                1.25%               71,538         23.337526       1,669,520             1.21%     12.09%
                                1.30%              293,405         23.315939       6,841,013             1.25%     12.06%
                                1.35%               32,203         23.929165         770,591             1.27%     12.03%
                                1.40%              688,107         23.908000      16,451,262             1.39%     12.01%
                                1.45%              391,442         23.886869       9,350,324             1.41%     11.98%
                                1.50%               77,395         23.865720       1,847,087             1.49%     11.95%
                                1.55%               65,698         23.844616       1,566,544             1.50%     11.92%
                                1.60%               65,017         23.823486       1,548,932             1.61%     11.89%
                                1.65%               38,998         23.802370         928,245             1.61%     11.86%
                                1.70%               13,982         17.070735         238,683             1.70%     11.84%
                                1.75%               21,986         17.060677         375,096             1.72%     11.81%
                                1.80%                4,281         17.050598          72,994             1.77%     11.78%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                       Total
                                Charge               Units         Fair Value    Owners' Equity    Expenses*     Return**
                                ------               -----         ----------    --------------    ---------     --------
                                 1.85%               16,834      17.040537            286,860       1.86%          11.75%
                                 1.90%                6,861      17.030469            116,846       1.91%          11.72%
                                 1.95%                4,808      17.020414             81,834       1.88%          11.69%
                                 2.00%                5,887      17.010337            100,140       1.96%          11.67%
                                 2.05%               14,227      17.000283            241,863       2.00%          11.64%
                                 2.10%                1,765      16.990213             29,988       2.09%          11.61%
                                 2.15%                1,973      16.980148             33,502       2.12%          11.58%
                                 2.20%                  363      16.970091              6,160       2.20%          11.55%
                                 2.25%                  106      10.197388              1,081       2.23%           1.97% 01/21/00
                                 2.30%                  238      10.195089              2,426       2.26%           1.95% 01/21/00
                                 2.40%                    8      10.190485                 82       2.33%           1.90% 01/21/00
1999 .......................     0.95%            1,482,479      16.892270         25,042,435       0.93%           4.63%
                                 1.00%              856,983      16.878174         14,464,309       1.00%           4.60%
                                 1.05%              209,420      16.864105          3,531,681       1.00%           4.58%
                                 1.10%               29,846      14.718666            439,294       1.08%           4.55%
                                 1.15%                4,010      14.713132             59,000       1.10%           4.53%
                                 1.20%              133,563      14.319212          1,912,517       1.19%           4.50%
                                 1.25%                2,409      14.313243             34,481       1.20%           4.47%
                                 1.30%               16,156      14.307254            231,148       1.29%           4.45%
                                 1.35%                2,306      14.690994             33,877       1.36%           4.42%
                                 1.40%                  920      14.685459             13,511       1.42%           4.39%
                                 1.50%                  931      14.674381             13,662       1.50%           4.34%
1998 .......................     0.95%              481,234      14.682335          7,065,639       0.90%          25.46%
                                 1.00%              441,941      14.677495          6,486,587       0.99%          25.43%
                                 1.05%               88,065      14.672641          1,292,146       0.98%          25.40%


Neuberger Berman Advisers
Management Trust -
Partners Portfolio
2001 .......................     0.95%            4,905,744      10.971746         53,824,577       0.92%          -1.11%
                                 1.00%            3,276,380      10.951558         35,881,465       0.93%          -1.14%
                                 1.05%              550,402      10.931356          6,016,645       1.02%          -1.16%
                                 1.10%               91,370      12.392918          1,132,347       1.13%          -1.19%
                                 1.15%               33,811      12.375755            418,433       1.08%          -1.21%
                                 1.20%              722,814      12.323181          8,907,369       1.24%          -1.24%
                                 1.25%               64,845      12.305591            797,955       1.19%          -1.26%
                                 1.30%              138,426      12.287998          1,700,984       1.34%          -1.28%
                                 1.35%               52,584      12.307225            647,162       1.39%          -1.31%
                                 1.40%                8,102      12.290134             99,577       1.37%          -1.33%
                                 1.45%                6,758      12.273058             82,944       1.50%          -1.36%
                                 1.50%               10,132      12.255993            124,180       1.45%          -1.38%
                                 1.55%                1,650      12.238949             20,189       1.56%          -1.41%
                                 1.60%                  256      12.221908              3,130       1.61%          -1.43%
                                 1.65%                4,026      12.204883             49,140       1.61%          -1.46%
                                 1.70%                   64       9.269751                593       1.70%          -1.48%
                                 1.75%                  254       9.259562              2,356       1.77%          -1.51%
                                 1.80%                1,901       9.249410             17,579       1.83%          -1.53%
                                 1.85%                  392       9.239261              3,620       1.82%          -1.56%
                                 0.95% EV           299,206      12.293764          3,678,366       1.40%          -1.33%
                                 1.00% EV           355,960      12.276724          4,370,019       1.40%          -1.36%
                                 1.05% EV            17,617      12.259656            215,978       1.45%          -1.38%
                                 1.10% EV            86,485      12.242611          1,058,797       1.59%          -1.41%
                                 1.15% EV            29,511      12.225594            360,793       1.54%          -1.43%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
                                1.20%  EV            21,334       12.208589          260,457          1.63%         -1.46%
                                1.25%  EV            11,703       10.250012          119,956          1.73%         -1.48%
                                1.30%  EV             5,949       10.237235           60,904          1.77%         -1.51%
                                1.35%  EV             3,267       10.224469           33,399          1.76%         -1.53%
                                1.40%  EV            11,112       10.211720          113,469          1.79%         -1.56%
                                1.45%  EV               694       10.199003            7,082          1.87%         -1.58%
                                1.50%  EV               214       10.186263            2,175          1.90%         -1.61%
                                1.55%  EV             1,733       10.173551           17,630          1.93%         -1.63%
                                1.60%  EV               901       10.160846            9,157          2.00%         -1.66%
                                1.65%  EV               686       10.148151            6,958          2.12%         -1.68%
                                1.70%  EV               637       10.135453            6,459          2.12%         -1.71%
                                1.75%  EV               255       10.122766            2,583          2.17%         -1.73%
                                1.80%  EV                88       10.110105              886          2.19%         -1.76%
                                1.85%  EV                 4       10.097439               42          2.32%         -1.78%
                                1.90%  EV               118       10.084802            1,188          2.33%         -1.81%
2000 .......................    0.95%             5,280,977       11.009834       58,142,680          0.95%         -1.02%
                                1.00%             3,687,715       10.995099       40,546,792          0.93%         -1.04%
                                1.05%               622,421       10.980342        6,834,395          0.98%         -1.06%
                                1.10%                67,156       12.454730          836,410          1.11%         -1.09%
                                1.15%                12,497       12.443736          155,509          1.16%         -1.11%
                                1.20%               483,912       12.397119        5,999,115          1.19%         -1.14%
                                1.25%                52,885       12.385663          655,016          1.27%         -1.16%
                                1.30%                97,980       12.374198        1,212,424          1.28%         -1.19%
                                1.35%                34,806       12.399818          431,588          1.32%         -1.21%
                                1.40%               101,240       12.388852        1,254,247          1.35%         -1.24%
                                1.45%               112,042       12.377884        1,386,843          1.39%         -1.26%
                                1.50%                10,951       12.366921          135,430          1.51%         -1.29%
                                1.55%                15,528       12.355977          191,864          1.54%         -1.31%
                                1.60%                13,860       12.345007          171,102          1.57%         -1.34%
                                1.65%                 5,038       12.334060           62,139          1.66%         -1.36%
                                1.70%                   461       9.372602             4,321          1.68%         -1.39%
                                1.85%                   668       9.356003             6,250          1.80%         -1.46%
                                1.90%                   116       9.350466             1,085          1.91%         -1.49%
                                1.95%                   216       9.344931             2,019          1.88%         -1.51%
                                2.00%                   734       9.339399             6,855          1.94%         -1.54%
                                2.10%                    99       9.328338               924          2.07%         -1.59%
                                2.15%                   337       9.322817             3,142          2.15%         -1.61%
1999 .......................    0.95%             5,925,456       11.791040       69,867,289          0.90%         12.74%
                                1.00%             4,100,215       11.781209       48,305,489          0.98%         12.71%
                                1.05%               610,020       11.771362        7,180,766          1.05%         12.68%
                                1.10%                18,756       13.358720          250,557          1.13%         12.66%
                                1.15%                 5,896       13.353688           78,734          1.18%         12.63%
                                1.20%               114,044       13.310419        1,517,973          1.24%         12.60%
                                1.25%                26,235       13.304861          349,053          1.27%         12.57%
                                1.30%                35,446       13.299302          471,407          1.32%         12.54%
                                1.35%                21,686       13.333592          289,152          1.32%         12.51%
                                1.40%                 3,856       13.328565           51,395          1.38%         12.49%
                                1.50%                    10       13.318505              133          1.49%         12.43%
1998 .......................    0.95%             4,851,673       10.686689       51,848,321          0.93%          5.47%
                                1.00%             3,032,493       10.683160       32,396,608          0.95%          5.44%
                                1.05%               490,806       10.679628        5,241,626          1.04%          5.42%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
Oppenheimer Aggressive
Growth Fund/VA
2001                            0.95%             8,656,541       12.326030      106,700,780           1.34%        -27.34%
                                1.00%             4,806,694       12.303299       59,138,187           1.39%        -27.36%
                                1.05%               721,710       12.280621        8,863,050           1.43%        -27.38%
                                1.10%               574,393       15.267714        8,769,662           1.55%        -27.40%
                                1.15%               202,055       15.246535        3,080,645           1.61%        -27.42%
                                1.20%             2,589,113       14.963146       38,741,281           1.65%        -27.44%
                                1.25%               218,292       14.941784        3,261,667           1.66%        -27.45%
                                1.30%               612,677       14.920412        9,141,386           1.77%        -27.47%
                                1.35%               142,285       15.162096        2,157,340           1.77%        -27.49%
                                1.40%               108,127       15.141012        1,637,158           1.81%        -27.51%
                                1.45%                45,089       15.119962          681,747           1.86%        -27.53%
                                1.50%               141,314       15.098935        2,133,686           1.99%        -27.55%
                                1.55%                41,252       15.077923          621,988           2.01%        -27.57%
                                1.60%                17,212       15.056924          259,156           2.10%        -27.58%
                                1.65%                41,501       15.035951          624,000           2.10%        -27.60%
                                1.70%                11,342       10.149749          115,123           2.10%        -27.62%
                                1.75%                 9,928       10.138613          100,661           2.14%        -27.64%
                                1.80%                13,498       10.127478          136,701           2.26%        -27.66%
                                1.85%                 1,216       10.116340           12,298           2.32%        -27.68%
                                0.95%  EV         2,008,659       15.160976       30,453,224           0.93%        -27.60%
                                1.00%  EV         1,833,934       15.139913       27,765,599           0.98%        -27.62%
                                1.05%  EV           191,485       15.118892        2,895,037           1.07%        -27.64%
                                1.10%  EV           352,199       15.097870        5,317,456           1.04%        -27.66%
                                1.15%  EV            86,710       15.076875        1,307,317           1.19%        -27.68%
                                1.20%  EV           109,037       15.055897        1,641,644           1.17%        -27.70%
                                1.25%  EV           136,068       11.236996        1,528,993           1.24%        -27.71%
                                1.30%  EV            13,004       11.222999          145,942           1.33%        -27.73%
                                1.35%  EV            20,920       11.209006          234,496           1.36%        -27.75%
                                1.40%  EV           114,780       11.195030        1,284,965           1.34%        -27.77%
                                1.45%  EV            28,472       11.181062          318,345           1.45%        -27.79%
                                1.50%  EV            26,478       11.167095          295,685           1.51%        -27.81%
                                1.55%  EV            39,044       11.153152          435,469           1.57%        -27.82%
                                1.60%  EV            14,898       11.139212          165,948           1.57%        -27.84%
                                1.65%  EV            13,455       11.125286          149,694           1.59%        -27.86%
                                1.70%  EV             9,820       11.111370          109,112           1.67%        -27.88%
                                1.75%  EV             3,187       11.097457           35,371           1.79%        -27.90%
                                1.80%  EV               371       11.083566            4,110           1.77%        -27.92%
                                1.85%  EV               773       11.069667            8,552           1.87%        -27.94%
                                1.90%  EV                22       11.055801              244           2.38%        -27.95%
                                1.95%  EV                20       11.041937              220           2.41%        -27.97%
2000                            0.95%             6,896,447       23.277274      160,530,486           0.89%        20.63%
                                1.00%             3,879,243       23.246107       90,177,298           1.00%        20.60%
                                1.05%               631,297       23.214967       14,655,539           1.07%        20.57%
                                1.10%               224,482       28.876287        6,482,207           1.09%        20.54%
                                1.15%                62,838       28.850834        1,812,929           1.15%        20.51%
                                1.20%             1,923,111       28.328894       54,479,608           1.21%        20.48%
                                1.25%               116,289       28.302778        3,291,302           1.21%        20.45%
                                1.30%               388,212       28.276623       10,977,324           1.23%        20.42%
                                1.35%                43,760       28.749219        1,258,066           1.37%        20.39%
                                1.40%               755,452       28.723799       21,699,451           1.33%        20.36%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------

                                1.45%               489,957       28.698427       14,060,995          1.41%         20.33%
                                1.50%               125,334       28.673061        3,593,709          1.50%         20.30%
                                1.55%                89,222       28.647701        2,556,005          1.47%         20.27%
                                1.60%                26,730       28.622348          765,075          1.53%         20.24%
                                1.65%                46,307       28.597017        1,324,242          1.62%         20.21%
                                1.70%                18,227       19.313729          352,031          1.70%         20.18%
                                1.75%                24,994       19.302349          482,443          1.70%         20.15%
                                1.80%                 9,128       19.290972          176,088          1.77%         20.12%
                                1.85%                21,388       19.279576          412,352          1.87%         20.09%
                                1.90%                 9,481       19.268222          182,682          1.86%         20.06%
                                1.95%                 5,719       19.256852          110,130          1.92%         20.03%
                                2.00%                 4,795       19.245463           92,282          1.93%         20.00%
                                2.05%                 1,432       19.234102           27,543          2.02%         19.97%
                                2.10%                 3,129       19.222728           60,148          2.07%         19.94%
                                2.15%                 3,392       19.211362           65,165          2.08%         19.91%
                                2.20%                    24       19.199993              461          2.16%         19.88%
                                2.25%                   100       10.521049            1,052          2.22%         5.21% 01/21/00
                                2.30%                   119       10.518676            1,252          2.22%         5.19% 01/21/00
                                2.40%                     4       10.513931               42          2.41%         5.14% 01/21/00
1999 .......................    0.95%             2,094,459       12.778814       26,764,702          0.93%         20.44%
                                1.00%             1,141,893       12.768151       14,579,862          1.03%         20.41%
                                1.05%               228,895       12.757485        2,920,125          1.01%         20.38%
                                1.10%                21,119       15.876614          335,298          1.10%         20.35%
                                1.15%                 3,203       15.870637           50,834          1.16%         20.32%
                                1.20%                79,635       15.591408        1,241,622          1.20%         20.29%
                                1.25%                17,643       15.584913          274,965          1.19%         20.26%
                                1.30%                18,407       15.578393          286,751          1.32%         20.23%
                                1.40%                   144       15.840799            2,281          1.42%         20.17%
                                1.65%                   101       15.810949            1,597          1.62%         20.02%
1998 .......................    0.95%               687,970       11.139067        7,663,344          0.90%         16.84%
                                1.00%               483,773       11.135390        5,387,001          0.91%         16.81%
                                1.05%                72,369       11.131696          805,590          1.05%         16.79%
Oppenheimer Capital
Appreciation Fund/VA

2001 .......................    0.95%            10,200,019       15.844619      161,615,421          1.41%         -5.33%
                                1.00%             6,054,509       15.815450       95,754,784          1.46%         -5.36%
                                1.05%               945,705       15.786303       14,929,179          1.48%         -5.38%
                                1.10%               676,977       17.321259       11,726,094          1.54%         -5.40%
                                1.15%               283,563       17.297270        4,904,865          1.63%         -5.43%
                                1.20%             3,033,591       16.635649       50,465,748          1.65%         -5.45%
                                1.25%               313,562       16.611906        5,208,863          1.72%         -5.48%
                                1.30%               919,808       16.588174       15,257,937          1.77%         -5.50%
                                1.35%               243,839       17.201513        4,194,395          1.77%         -5.52%
                                1.40%               146,633       17.177628        2,518,800          1.81%         -5.55%
                                1.45%                71,773       17.153769        1,231,172          1.91%         -5.57%
                                1.50%               176,216       17.129934        3,018,562          1.96%         -5.60%
                                1.55%                19,984       17.106104          341,846          2.00%         -5.62%
                                1.60%                 8,476       17.082294          144,789          2.00%         -5.64%
                                1.65%                58,121       17.058519          991,457          2.10%         -5.67%
                                1.70%                14,560       11.802542          171,849          2.12%         -5.69%
                                1.75%                44,468       11.789599          524,262          2.14%         -5.72%
                                1.80%                63,295       11.776652          745,399          2.22%         -5.74%
                                1.85%                 2,588       11.763734           30,439          2.29%         -5.76%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
                                2.10%                  501         11.699207            5,855          2.51%        -5.88%
                                0.95% EV         2,350,124         17.200768       40,423,933          0.91%        -5.57%
                                1.00% EV         2,932,411         17.176887       50,369,699          1.01%        -5.59%
                                1.05% EV           175,174         17.153055        3,004,775          1.05%        -5.62%
                                1.10% EV           560,525         17.129231        9,601,364          1.14%        -5.64%
                                1.15% EV           134,776         17.105429        2,305,409          1.17%        -5.66%
                                1.20% EV           142,874         17.081637        2,440,516          1.22%        -5.69%
                                1.25% EV           415,601         12.591399        5,233,002          1.20%        -5.71%
                                1.30% EV            22,723         12.575716          285,754          1.26%        -5.74%
                                1.35% EV            27,255         12.560057          342,323          1.38%        -5.76%
                                1.40% EV           121,848         12.544416        1,528,516          1.34%        -5.78%
                                1.45% EV            30,694         12.528762          384,562          1.49%        -5.81%
                                1.50% EV            24,846         12.513142          310,907          1.45%        -5.83%
                                1.55% EV            34,465         12.497518          430,732          1.55%        -5.86%
                                1.60% EV             9,575         12.481923          119,517          1.64%        -5.88%
                                1.65% EV            11,497         12.466312          143,321          1.70%        -5.90%
                                1.70% EV            18,208         12.450744          226,709          1.74%        -5.93%
                                1.75% EV             2,605         12.435180           32,398          1.79%        -5.95%
                                1.80% EV             4,818         12.419617           59,843          1.84%        -5.98%
                                1.85% EV             1,542         12.404062           19,127          1.82%        -6.00%
                                1.90% EV                60         12.388540              747          2.32%        -6.02%
                                1.95% EV               188         12.373022            2,331          2.35%        -6.05%
                                2.10% EV               137         12.326497            1,684          2.10%        -6.12%
2000 .......................    0.95%            7,656,863         18.443292      141,217,760          0.95%         8.90%
                                1.00%            4,804,053         18.418608       88,483,969          0.93%         8.87%
                                1.05%              765,101         18.393919       14,073,206          1.04%         8.85%
                                1.10%              223,921         20.192602        4,521,548          1.11%         8.82%
                                1.15%               83,883         20.174811        1,692,324          1.09%         8.79%
                                1.20%            1,551,682         19.412918       30,122,675          1.18%         8.76%
                                1.25%              135,098         19.394992        2,620,225          1.22%         8.74%
                                1.30%              457,376         19.377063        8,862,604          1.30%         8.71%
                                1.35%              101,055         20.103675        2,031,577          1.32%         8.68%
                                1.40%              685,121         20.085913       13,761,281          1.38%         8.65%
                                1.45%              864,199         20.068153       17,342,878          1.39%         8.63%
                                1.50%              113,099         20.050410        2,267,681          1.44%         8.60%
                                1.55%               77,202         20.032654        1,546,561          1.53%         8.57%
                                1.60%               25,200         20.014914          504,376          1.52%         8.55%
                                1.65%               39,116         19.997193          782,210          1.66%         8.52%
                                1.70%               91,181         13.842777        1,262,198          1.70%         8.49%
                                1.75%               28,892         13.834616          399,710          1.75%         8.46%
                                1.80%               15,248         13.826444          210,826          1.79%         8.44%
                                1.85%               20,733         13.818288          286,495          1.79%         8.41%
                                1.90%                4,614         13.810129           63,720          1.88%         8.38%
                                1.95%                9,449         13.801957          130,415          1.97%         8.35%
                                2.00%                5,022         13.793807           69,272          1.93%         8.33%
                                2.05%                  246         13.785644            3,391          1.98%         8.30%
                                2.10%                2,447         13.777486           33,714          2.10%         8.27%
                                2.15%                3,566         13.769327           49,101          2.17%         8.24%
                                2.20%                  633         13.761177            8,711          2.19%         8.22%
                                2.25%                   96         10.791790            1,036          2.26%         7.92% 01/21/00
                                2.30%                  211         10.789371            2,277          2.25%         7.89% 01/21/00
                                2.40%                    9         10.784509               97          2.36%         7.85% 01/21/00

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
1999 .......................    0.95%            3,500,656         13.913777       48,707,347          0.97%        15.27%
                                1.00%            2,110,631         13.902180       29,342,372          0.97%        15.25%
                                1.05%              340,282         13.890556        4,726,706          1.05%        15.22%
                                1.10%               31,832         15.256598          485,648          1.08%        15.19%
                                1.15%                7,820         15.250865          119,262          1.10%        15.16%
                                1.20%              176,540         14.682352        2,592,022          1.21%        15.13%
                                1.25%               17,975         14.676229          263,805          1.21%        15.10%
                                1.30%               90,817         14.670093        1,332,293          1.26%        15.07%
                                1.35%                7,595         15.227925          115,656          1.32%        15.04%
                                1.40%                  688         15.222187           10,473          1.35%        15.01%
1998 .......................    0.95%              911,038         11.447005       10,428,657          0.90%        16.48%
                                1.00%              575,928         11.443223        6,590,472          0.94%        16.45%
                                1.05%              140,190         11.439431        1,603,694          0.95%        16.42%
Oppenheimer Global
Securities Fund/VA
2001 .......................    0.95%            2,875,329          8.697152       25,007,177          1.33%        -8.81%
                                1.00%            1,226,753          8.692059       10,663,007          1.46%        -8.84%
                                1.05%              147,390          8.686964        1,280,369          1.54%        -8.86%
                                1.10%              330,204          8.681877        2,866,789          1.50%        -8.88%
                                1.15%              129,609          8.676782        1,124,589          1.55%        -8.91%
                                1.20%            3,673,621          8.671686       31,856,485          1.59%        -8.93%
                                1.25%              172,065          8.666590        1,491,220          1.73%        -8.95%
                                1.30%              819,191          8.661506        7,095,431          1.71%        -8.97%
                                1.35%              255,158          8.656416        2,208,757          1.79%        -9.00%
                                1.40%              101,800          8.651322          880,706          1.86%        -9.02%
                                1.45%               44,230          8.646235          382,425          1.93%        -9.04%
                                1.50%               74,521          8.641145          643,950          1.99%        -9.07%
                                1.55%               11,503          8.636050           99,343          1.98%        -9.09%
                                1.60%               10,162          8.630966           87,706          2.05%        -9.11%
                                1.65%               39,230          8.625868          338,396          2.13%        -9.14%
                                1.70%                  937          8.620787            8,080          1.73%        -9.16%
                                1.75%                  139          8.615696            1,198          1.79%        -9.18%
                                1.80%               45,077          8.610607          388,139          2.29%        -9.21%
                                1.85%                2,020          8.605526           17,387          2.26%        -9.23%
                                0.95% EV         1,059,208         13.710733       14,522,515          0.89%        -9.04%
                                1.00% EV           683,587         13.695692        9,362,203          0.97%        -9.07%
                                1.05% EV            88,480         13.680633        1,210,468          1.09%        -9.09%
                                1.10% EV           201,610         13.665602        2,755,121          1.06%        -9.11%
                                1.15% EV            70,282         13.650590          959,390          1.13%        -9.14%
                                1.20% EV            47,396         13.635552          646,277          1.22%        -9.16%
                                1.25% EV            64,811         13.620553          882,757          1.20%        -9.18%
                                1.30% EV            16,070         13.605555          218,644          1.31%        -9.20%
                                1.35% EV             6,805         13.590569           92,486          1.34%        -9.23%
                                1.40% EV            14,407         13.575583          195,582          1.35%        -9.25%
                                1.45% EV            16,813         13.560618          227,993          1.46%        -9.27%
                                1.50% EV            24,158         13.545649          327,232          1.46%        -9.30%
                                1.55% EV             5,567         13.530699           75,319          1.57%        -9.32%
                                1.60% EV             3,929         13.515734           53,108          1.64%        -9.34%
                                1.65% EV             5,621         13.500823           75,891          1.66%        -9.37%
                                1.70% EV               569         13.485894            7,669          2.16%        -9.39%
                                1.80% EV               292         13.456049            3,929          1.80%        -9.44%
                                1.85% EV                17         13.441137              230          1.88%        -9.46%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
2000 .......................    0.95%               123,617         10.094985      1,247,912          0.89%          0.95% 05/01/00
                                1.00%               100,895         10.094150      1,018,449          0.92%          0.94% 05/01/00
                                1.05%                 4,314         10.093314         43,543          1.02%          0.93% 05/01/00
                                1.10%                 4,573         10.092478         46,153          1.04%          0.92% 05/01/00
                                1.15%                    51         10.091645            515          1.12%          0.92% 05/01/00
                                1.20%                56,964         10.090809        574,813          1.21%          0.91% 05/01/00
                                1.25%                 1,529         10.089972         15,428          1.17%          0.90% 05/01/00
                                1.30%                57,820         10.089139        583,354          1.27%          0.89% 05/01/00
                                1.35%                 3,862         10.088300         38,961          1.33%          0.88% 05/01/00
                                1.40%               111,626         10.087468      1,126,024          1.33%          0.87% 05/01/00
                                1.45%                23,727         10.086628        239,325          1.39%          0.87% 05/01/00
                                1.50%                 8,666         10.085791         87,403          1.51%          0.86% 05/01/00
                                1.55%                 6,152         10.084954         62,043          1.47%          0.85% 05/01/00
                                1.65%                   413         10.083275          4,164          1.63%          0.83% 05/01/00
Oppenheimer Main Street
Growth & Income Fund/VA
2001 .......................    0.95%            10,333,133         10.849115    112,105,351          1.44%          -6.40%
                                1.00%             6,132,184         10.829125     66,406,186          1.44%          -6.42%
                                1.05%             1,104,737         10.809159     11,941,281          1.44%          -6.44%
                                1.10%               581,497         12.535943      7,289,610          1.57%          -6.47%
                                1.15%               267,122         12.518573      3,343,988          1.64%          -6.49%
                                1.20%             3,436,500         12.310381     42,304,625          1.68%          -6.51%
                                1.25%               402,647         12.292799      4,949,653          1.65%          -6.54%
                                1.30%             1,033,278         12.275247     12,683,742          1.70%          -6.56%
                                1.35%               260,533         12.449262      3,243,443          1.76%          -6.58%
                                1.40%               119,851         12.431976      1,489,986          1.84%          -6.61%
                                1.45%                83,511         12.414697      1,036,760          1.89%          -6.63%
                                1.50%               266,212         12.397452      3,300,352          1.95%          -6.66%
                                1.55%                37,037         12.380204        458,527          2.02%          -6.68%
                                1.60%                 7,486         12.362977         92,552          1.99%          -6.70%
                                1.65%               125,547         12.345759      1,549,969          2.09%          -6.73%
                                1.70%                22,243          9.018977        200,612          2.17%          -6.75%
                                1.75%                 6,544          9.009087         58,953          2.15%          -6.77%
                                1.80%                68,650          8.999210        617,800          2.20%          -6.80%
                                1.85%                 3,884          8.989341         34,916          2.35%          -6.82%
                                1.90%                    17          8.979450            156          1.85%          -6.85%
                                1.95%                   288          8.969595          2,584          2.39%          -6.87%
                                0.95% EV          3,245,744         12.438658     40,372,701          0.98%          -6.64%
                                1.00% EV          2,978,424         12.421403     36,996,208          0.98%          -6.66%
                                1.05% EV            285,657         12.404143      3,543,335          1.04%          -6.68%
                                1.10% EV            520,663         12.386904      6,449,398          1.08%          -6.71%
                                1.15% EV            274,234         12.369698      3,392,187          1.20%          -6.73%
                                1.20% EV            147,050         12.352475      1,816,429          1.20%          -6.75%
                                1.25% EV             91,571         10.037455        919,141          1.20%          -6.78%
                                1.30% EV             24,685         10.024966        247,462          1.33%          -6.80%
                                1.35% EV             21,759         10.012476        217,866          1.30%          -6.82%
                                1.40% EV            133,344         10.000003      1,333,436          1.34%          -6.85%
                                1.45% EV             43,521          9.987529        434,663          1.47%          -6.87%
                                1.50% EV             37,803          9.975047        377,082          1.52%          -6.90%
                                1.55% EV             85,389          9.962617        850,703          1.58%          -6.92%
                                1.60% EV              8,089          9.950163         80,489          1.57%          -6.94%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
                                1.65%  EV            13,116          9.937734         130,346          1.66%        -6.97%
                                1.70%  EV            20,807          9.925304         206,515          1.74%        -6.99%
                                1.75%  EV            11,846          9.912885         117,433          1.77%        -7.01%
                                1.80%  EV             5,246          9.900488          51,942          1.77%        -7.04%
                                1.85%  EV               809          9.888082           7,995          1.84%        -7.06%
                                1.90%  EV               711          9.875701           7,021          2.36%        -7.09%
                                2.00%  EV               156          9.850939           1,537          2.38%        -7.13%
2000 .......................    0.95%             7,471,018         12.790421      95,557,466          0.90%        -0.28%
                                1.00%             4,739,140         12.773289      60,534,405          1.02%        -0.31%
                                1.05%               971,080         12.756159      12,387,251          1.03%        -0.33%
                                1.10%               173,438         14.801435       2,567,131          1.12%        -0.36%
                                1.15%                56,469         14.788374         835,085          1.15%        -0.38%
                                1.20%             1,982,246         14.549760      28,841,204          1.16%        -0.41%
                                1.25%               194,305         14.536321       2,824,480          1.20%        -0.43%
                                1.30%               634,483         14.522891       9,214,527          1.28%        -0.46%
                                1.35%                94,330         14.736213       1,390,067          1.32%        -0.48%
                                1.40%               861,597         14.723188      12,685,455          1.40%        -0.51%
                                1.45%               707,864         14.710167      10,412,798          1.42%        -0.53%
                                1.50%               148,198         14.697149       2,178,088          1.47%        -0.56%
                                1.55%                91,105         14.684131       1,337,798          1.57%        -0.58%
                                1.60%                77,896         14.671130       1,142,822          1.53%        -0.61%
                                1.65%                80,508         14.658118       1,180,096          1.60%        -0.63%
                                1.70%                 8,878         10.713656          95,116          1.69%        -0.66%
                                1.75%                 8,512         10.707336          91,141          1.74%        -0.68%
                                1.80%                18,541         10.701026         198,408          1.74%        -0.71%
                                1.85%                27,602         10.694711         295,195          1.87%        -0.73%
                                1.90%                 3,974         10.688387          42,476          1.82%        -0.76%
                                1.95%                12,630         10.682070         134,915          1.88%        -0.78%
                                2.00%                12,004         10.675746         128,152          2.00%        -0.81%
                                2.05%                 3,755         10.669424          40,064          2.03%        -0.83%
                                2.10%                   851         10.663103           9,074          2.07%        -0.86%
                                2.15%                20,169         10.656792         214,937          2.11%        -0.88%
                                2.20%                   514         10.650470           5,474          2.17%        -0.91%
                                2.30%                   114          9.953656           1,135          2.27%        -0.46% 01/21/00
                                2.40%                     5          9.949172              50          2.39%        -0.51% 01/21/00
                                2.45%                    72          9.946932             716          2.40%        -0.53% 01/21/00
1999 .......................    0.95%             3,450,401         12.140135      41,888,334          0.93%        14.10%
                                1.00%             2,286,285         12.130013      27,732,667          1.01%        14.07%
                                1.05%               514,573         12.119861       6,236,553          1.00%        14.04%
                                1.10%                18,374         14.070231         258,526          1.13%        14.02%
                                1.15%                 6,371         14.064942          89,608          1.11%        13.99%
                                1.20%               196,493         13.845018       2,720,449          1.22%        13.96%
                                1.25%                19,684         13.839233         272,411          1.28%        13.93%
                                1.30%                17,729         13.833458         245,253          1.25%        13.90%
                                1.35%                 1,293         14.043784          18,159          1.38%        13.87%
                                1.40%                 2,693         14.038489          37,806          1.37%        13.84%
                                1.45%                   514         14.033190           7,213          1.40%        13.82%
                                1.50%                 2,609         14.027902          36,599          1.47%        13.79%
1998 .......................    0.95%             1,130,413         11.547264      13,053,177          0.91%        12.55%
                                1.00%               815,000         11.543448       9,407,910          0.99%        12.52%
                                1.05%               168,136         11.539629       1,940,227          0.97%        12.50%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
Strong Opportunity
Fund II, Inc.
2001 .......................    0.95%             2,320,419         9.772109      22,675,386          1.44%        -0.43%
                                1.00%             1,316,245         9.766387      12,854,955          1.47%        -0.46%
                                1.05%                99,874         9.760684         974,838          1.53%        -0.48%
                                1.10%               294,343         9.754964       2,871,305          1.58%        -0.51%
                                1.15%               139,300         9.749242       1,358,067          1.64%        -0.53%
                                1.20%             1,763,258         9.743512      17,180,328          1.70%        -0.56%
                                1.25%               207,998         9.737805       2,025,442          1.65%        -0.58%
                                1.30%               469,122         9.732080       4,565,531          1.78%        -0.61%
                                1.35%               174,470         9.726365       1,696,958          1.76%        -0.63%
                                1.40%                45,807         9.720654         445,275          1.86%        -0.66%
                                1.45%                10,230         9.714932          99,383          1.87%        -0.68%
                                1.50%               106,973         9.709211       1,038,619          2.00%        -0.71%
                                1.55%                 3,603         9.703493          34,963          2.03%        -0.73%
                                1.60%                22,979         9.697785         222,841          2.07%        -0.76%
                                1.65%                29,831         9.692067         289,126          2.12%        -0.79%
                                1.70%                   560         9.686359           5,428          2.19%        -0.81%
                                1.75%                46,524         9.680642         450,379          2.14%        -0.84%
                                1.80%                12,298         9.674926         118,982          2.20%        -0.86%
                                1.85%                 1,406         9.669220          13,593          1.81%        -0.89%
                                1.90%                   675         9.663513           6,521          1.85%        -0.91%
                                0.95%  EV           980,379        12.331948      12,089,986          0.96%        -0.65%
                                1.00%  EV         1,380,571        12.318415      17,006,440          1.01%        -0.68%
                                1.05%  EV            89,799        12.304881       1,104,972          1.04%        -0.70%
                                1.10%  EV           270,489        12.291349       3,324,676          1.12%        -0.73%
                                1.15%  EV            74,931        12.277846         919,994          1.19%        -0.75%
                                1.20%  EV            52,297        12.264330         641,383          1.22%        -0.78%
                                1.25%  EV            65,955        12.250827         808,000          1.20%        -0.80%
                                1.30%  EV            11,126        12.237332         136,151          1.28%        -0.83%
                                1.35%  EV            36,242        12.223843         443,022          1.30%        -0.85%
                                1.40%  EV            29,387        12.210372         358,829          1.38%        -0.88%
                                1.45%  EV             5,672        12.196905          69,181          1.47%        -0.90%
                                1.50%  EV            29,540        12.183438         359,903          1.55%        -0.93%
                                1.55%  EV            19,925        12.169991         242,485          1.55%        -0.95%
                                1.60%  EV             1,761        12.156541          21,405          1.56%        -0.98%
                                1.65%  EV               508        12.143101           6,168          1.66%        -1.00%
                                1.70%  EV             2,084        12.129668          25,278          1.64%        -1.03%
                                1.75%  EV               463        12.116268           5,606          1.79%        -1.05%
                                1.80%  EV             2,722        12.102841          32,945          1.74%        -1.08%
                                1.85%  EV               596        12.089425           7,203          2.25%        -1.10%
2000 .......................    0.95%               123,022         9.628425       1,184,508          0.95%        -3.72% 05/01/00
                                1.00%               302,820         9.627627       2,915,438          0.96%        -3.72% 05/01/00
                                1.05%                14,684         9.626831         141,360          0.98%        -3.73% 05/01/00
                                1.10%                   155         9.626029           1,492          1.04%        -3.74% 05/01/00
                                1.15%                     6         9.625238              58          1.11%        -3.75% 05/01/00
                                1.20%               126,056         9.624436       1,213,218          1.18%        -3.76% 05/01/00
                                1.25%                 4,105         9.623637          39,505          1.22%        -3.76% 05/01/00
                                1.30%                36,888         9.622839         354,967          1.24%        -3.77% 05/01/00
                                1.35%                 8,760         9.622039          84,289          1.32%        -3.78% 05/01/00
                                1.40%                66,909         9.621242         643,748          1.40%        -3.79% 05/01/00
                                1.45%               312,500         9.620440       3,006,388          1.40%        -3.80% 05/01/00

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
                                1.50%                   704         9.619639           6,772           1.46%        -3.80% 05/01/00
                                1.55%                 1,537         9.618841          14,784           1.55%        -3.81% 05/01/00
                                1.60%                 1,028         9.618040           9,887           1.52%        -3.82% 05/01/00
                                1.65%                 4,447         9.617239          42,768           1.58%        -3.83% 05/01/00
                                 1.70%                 3,911        9.616439          37,610           1.68%        -3.84% 05/01/00
                                1.85%                    24         9.614034             231           1.80%        -3.86% 05/01/00
                                2.00%                    28         9.611624             269           1.94%        -3.88% 05/01/00
The Dreyfus Socially
Responsible Growth
Fund, Inc.
2001 .......................    0.95%             7,442,048        12.650527      94,145,825           0.97%        -14.53%
                                1.00%             4,430,688        12.627221      55,947,279           1.01%        -14.55%
                                1.05%               710,066        12.603948       8,949,629           1.05%        -14.57%
                                1.10%             1,028,803        12.361364      12,717,412           1.07%        -14.59%
                                1.15%               232,429        12.344223       2,869,153           1.19%        -14.61%
                                1.20%             1,740,611        12.305117      21,418,418           1.20%        -14.63%
                                1.25%               161,235        12.287553       1,981,182           1.27%        -14.65%
                                1.30%               403,255        12.269985       4,947,929           1.28%        -14.68%
                                1.35%                86,140        12.275869       1,057,449           1.30%        -14.70%
                                1.40%                62,842        12.258825         770,364           1.33%        -14.72%
                                1.45%                37,381        12.241765         457,612           1.41%        -14.74%
                                1.50%                95,051        12.224760       1,161,974           1.55%        -14.76%
                                1.55%                31,578        12.207755         385,502           1.49%        -14.78%
                                1.60%                 6,191        12.190755          75,475           1.62%        -14.81%
                                1.65%                36,735        12.173776         447,207           1.61%        -14.83%
                                1.70%                12,624         8.838767         111,581           1.75%        -14.85%
                                1.75%                 1,165         8.829069          10,284           1.74%        -14.87%
                                1.80%                   665         8.819387           5,863           1.80%        -14.89%
                                1.85%                 1,608         8.809708          14,165           1.82%        -14.91%
                                1.90%                 3,022         8.800015          26,597           1.87%        -14.94%
                                2.00%                   295         8.780678           2,588           1.99%        -14.98%
                                0.95%  EV         1,731,343        12.265763      21,236,246           1.40%        -14.76%
                                1.00%  EV         1,277,113        12.248746      15,643,036           1.46%        -14.78%
                                1.05%  EV           152,259        12.231732       1,862,397           1.53%        -14.80%
                                1.10%  EV           218,066        12.214726       2,663,614           1.50%        -14.82%
                                1.15%  EV           141,259        12.197734       1,723,037           1.64%        -14.85%
                                1.20%  EV           117,777        12.180778       1,434,621           1.62%        -14.87%
                                1.25%  EV           104,709         9.429129         987,318           1.71%        -14.89%
                                1.30%  EV            13,111         9.417395         123,474           1.68%        -14.91%
                                1.35%  EV            15,893         9.405656         149,483           1.84%        -14.93%
                                1.40%  EV            71,612         9.393926         672,713           1.81%        -14.95%
                                1.45%  EV            18,176         9.382212         170,532           1.87%        -14.98%
                                1.50%  EV            35,552         9.370505         333,139           1.88%        -15.00%
                                1.55%  EV            20,032         9.358800         187,474           2.00%        -15.02%
                                1.60%  EV             8,740         9.347105          81,695           2.00%        -15.04%
                                1.65%  EV             4,391         9.335436          40,993           2.08%        -15.06%
                                1.70%  EV             4,587         9.323750          42,769           2.16%        -15.08%
                                1.75%  EV             5,363         9.312064          49,940           2.15%        -15.11%
                                1.80%  EV               171         9.300430           1,589           2.24%        -15.13%
                                1.85%  EV               885         9.288764           8,219           2.26%        -15.15%
                                1.90%  EV               458         9.277122           4,252           2.29%        -15.17%
                                2.00%  EV               197         9.253874           1,820           2.41%        -15.22%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value   Owners' Equity       Expenses*     Return**
                                ------               -----         ----------   --------------       ---------     --------
2000 .......................    0.95%            6,854,953           17.141110    117,501,503          0.90%          2.06%
                                1.00%            4,331,067           17.118159     74,139,894          1.01%          2.04%
                                1.05%              734,048           17.095219     12,548,711          1.03%          2.01%
                                1.10%              787,303           16.774648     13,206,731          1.05%          1.99%
                                1.15%              126,526           16.759854      2,120,557          1.09%          1.96%
                                1.20%            1,181,531           16.715192     19,749,518          1.12%          1.94%
                                1.25%               95,348           16.699753      1,592,288          1.24%          1.91%
                                1.30%              299,570           16.684319      4,998,121          1.27%          1.88%
                                1.35%               55,639           16.700748        929,213          1.33%          1.86%
                                1.40%              562,219           16.685986      9,381,178          1.32%          1.83%
                                1.45%              418,635           16.671229      6,979,160          1.43%          1.81%
                                1.50%               98,005           16.656484      1,632,419          1.45%          1.78%
                                1.55%               78,868           16.641743      1,312,501          1.48%          1.76%
                                1.60%               94,938           16.626996      1,578,534          1.56%          1.73%
                                1.65%               40,731           16.612261        676,634          1.59%          1.71%
                                1.70%               16,240           12.067453        195,975          1.68%          1.68%
                                1.75%               28,871           12.060328        348,194          1.72%          1.65%
                                1.80%               15,675           12.053229        188,934          1.76%          1.63%
                                1.85%               12,674           12.046114        152,672          1.82%          1.60%
                                1.90%                1,735           12.038985         20,888          1.88%          1.58%
                                1.95%                7,520           12.031872         90,480          1.91%          1.55%
                                2.00%                1,363           12.024755         16,390          2.00%          1.53%
                                2.05%                2,517           12.017642         30,248          2.02%          1.50%
                                2.10%                1,015           12.010527         12,191          2.10%          1.47%
                                2.15%                2,009           12.003435         24,115          2.14%          1.45%
                                2.20%                  718           11.996298          8,613          2.16%          1.42%
                                2.40%                    5           10.266925             51          2.41%          2.67% 01/21/00
                                2.45%                   96           10.264610            985          2.38%          2.65% 01/21/00
1999 .......................    0.95%            3,082,834           14.630291     45,102,758          0.91%         12.24%
                                1.00%            2,020,861           14.618082     29,541,111          1.00%         12.21%
                                1.05%              331,642           14.605880      4,843,924          1.01%         12.19%
                                1.10%              171,850           14.339240      2,464,198          1.09%         12.16%
                                1.15%               31,677           14.333848        454,054          1.14%         12.13%
                                1.20%              176,848           14.302889      2,529,437          1.14%         12.10%
                                1.25%                8,391           14.296920        119,966          1.21%         12.07%
                                1.30%               63,244           14.290945        903,816          1.28%         12.05%
                                1.35%               19,496           14.312275        279,032          1.31%         12.02%
                                1.40%                  733           14.306885         10,487          1.34%         11.99%
                                1.45%                  509           14.301491          7,279          1.41%         11.96%
                                1.50%                  774           14.296097         11,065          1.50%         11.93%
1998 .......................    0.95%              811,280           11.983981      9,722,365          0.90%         17.82%
                                1.00%              524,995           11.980030      6,289,456          0.95%         17.79%
                                1.05%              107,056           11.976068      1,282,110          0.96%         17.76%
The Universal
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio
2001 .......................    0.95%              731,085           10.904334      7,972,000          1.40%          4.28%
                                1.00%              252,930           10.884228      2,752,952          1.48%          4.25%
                                1.05%               64,653           10.864176        702,402          1.50%          4.23%
                                1.10%                9,988           16.738169        167,189          1.51%          4.20%
                                1.15%                2,818           16.714953         47,096          1.63%          4.17%
                                1.20%              209,236           16.702852      3,494,832          1.62%          4.15%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------

                                 1.25%              15,405         16.679008         256,940            1.73%         4.12%
                                 1.30%              19,298         16.655164         321,406            1.69%         4.09%
                                 1.35%               2,313         16.622432          38,448            1.75%         4.07%
                                 1.40%                 432         16.599374           7,164            1.85%         4.04%
                                 1.45%                 787         16.576315          13,052            1.84%         4.02%
                                 1.50%               4,794         16.553280          79,355            1.96%         3.99%
                                 1.55%               1,767         16.530276          29,210            1.95%         3.96%
                                 1.65%               2,285         16.484288          37,671            2.08%         3.91%
                                 1.75%                 724         12.739062           9,221            1.76%         3.86%
                                 1.80%                 583         12.725101           7,419            1.75%         3.83%
                                 0.95% EV          263,375         16.628352       4,379,486            0.92%         4.06%
                                 1.00% EV           55,657         16.605287         924,205            0.98%         4.04%
                                 1.05% EV            6,017         16.582215          99,772            0.99%         4.01%
                                 1.10% EV            9,898         16.559215         163,910            1.09%         3.98%
                                 1.15% EV           38,917         16.536212         643,540            1.14%         3.96%
                                 1.20% EV           16,569         16.513198         273,605            1.21%         3.93%
                                 1.25% EV            1,908         15.174713          28,954            1.29%         3.91%
                                 1.30% EV              534         15.155819           8,098            1.32%         3.88%
                                 1.35% EV              965         15.136966          14,607            1.28%         3.85%
                                 1.40% EV            2,197         15.118109          33,210            1.36%         3.83%
                                 1.45% EV              662         15.099287           9,992            1.45%         3.80%
                                 1.50% EV            2,607         15.080453          39,316            1.46%         3.77%
                                 1.55% EV              322         15.061649           4,849            1.53%         3.75%
                                 1.60% EV               21         15.042863             320            2.09%         3.72%
                                 1.65% EV               12         15.024074             185            1.69%         3.69%
                                 1.70% EV              499         15.005321           7,483            2.08%         3.67%
                                 1.85% EV              396         14.949101           5,913            2.26%         3.59%
2000 .......................     0.95%             503,220         10.046960       5,055,831            0.95%         6.01%
                                 1.00%             210,151         10.033475       2,108,545            1.00%         5.98%
                                 1.05%              48,126         10.020022         482,224            1.03%         5.95%
                                 1.10%               4,132         15.445373          63,820            1.08%         5.93%
                                 1.15%               1,298         15.431731          20,030            1.10%         5.90%
                                 1.20%             111,617         15.428323       1,722,063            1.20%         5.88%
                                 1.25%               3,430         15.414066          52,870            1.22%         5.85%
                                 1.30%               8,875         15.399790         136,673            1.25%         5.82%
                                 1.35%               1,040         15.377296          15,992            1.30%         5.80%
                                 1.40%              27,031         15.363715         415,297            1.37%         5.77%
                                 1.45%              24,238         15.350124         372,056            1.38%         5.74%
                                 1.50%               7,542         15.336538         115,668            1.43%         5.72%
                                 1.55%               5,266         15.322969          80,691            1.55%         5.69%
                                 1.60%                 736         15.309395          11,268            1.57%         5.66%
                                 1.65%                 970         15.295818          14,837            1.58%         5.64%
                                 1.70%                 115         11.839560           1,362            1.63%         5.61%
                                 1.80%                  40         11.825616             473            1.75%         5.55%
                                 1.85%                 121         11.818631           1,430            1.82%         5.53%
                                 1.90%                 214         11.811649           2,528            1.88%         5.50%
                                 1.95%                 744         11.804668           8,783            1.90%         5.47%
                                 2.00%                 335         11.797689           3,952            1.96%         5.45%
1999 .......................     0.95%             384,122          8.314226       3,193,677            0.95%        12.42%
                                 1.00%             131,266          8.307273       1,090,463            0.96%        12.39%
                                 1.05%              47,863          8.300326         397,278            1.05%        12.36%
                                 1.10%                 578         12.801010           7,399            1.10%        12.33%
                                 1.15%                 191         12.796185           2,444            1.14%        12.31%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
                                 1.20%              27,825           12.799834       356,155           1.17%        12.28%
                                 1.25%                 186           12.794481         2,380           1.27%        12.25%
                                 1.30%               2,756           12.789122        35,247           1.30%        12.22%
1998 .......................     0.95%             187,958            9.979155     1,875,662           0.90%        -4.28%
                                 1.00%              73,800            9.975850       736,217           0.96%        -4.30%
                                 1.05%              22,170            9.972550       221,091           1.00%        -4.33%
The Universal Institutional
Funds, Inc. - Mid Cap
Growth Portfolio
2001 .......................     0.95%             215,798            7.111237     1,534,588           1.34%       -17.64%
                                 1.00%              83,567            7.107059       593,919           1.39%       -17.66%
                                 1.05%              17,891            7.102898       127,080           1.50%       -17.68%
                                 1.10%              35,800            7.098714       254,135           1.56%       -17.70%
                                 1.15%              20,094            7.094545       142,559           1.55%       -17.72%
                                 1.20%             488,892            7.090372     3,466,424           1.59%       -17.75%
                                 1.25%              46,823            7.086198       331,797           1.73%       -17.77%
                                 1.30%              29,194            7.082031       206,756           1.79%       -17.79%
                                 1.35%              27,947            7.077861       197,807           1.84%       -17.81%
                                 1.40%              16,359            7.073683       115,720           1.84%       -17.83%
                                 1.45%               2,547            7.069517        18,005           1.85%       -17.85%
                                 1.50%             111,476            7.065354       787,618           1.47%       -17.87%
                                 1.55%               1,076            7.061186         7,595           1.56%       -17.89%
                                 1.60%                 607            7.057013         4,285           2.06%       -17.91%
                                 1.65%              23,908            7.052845       168,616           1.70%       -17.93%
                                 1.70%               1,680            7.048674        11,839           1.71%       -17.95%
                                 1.75%                 623            7.044510         4,386           2.23%       -17.98%
                                 1.80%               4,687            7.040347        32,996           1.73%       -18.00%
                                 1.85%                 824            7.036176         5,800           1.89%       -18.02%
                                 0.95% EV          141,043           10.369492     1,462,543           1.00%       -17.89%
                                 1.00% EV          103,391           10.360576     1,071,188           0.98%       -17.91%
                                 1.05% EV           12,539           10.351660       129,798           1.10%       -17.93%
                                 1.10% EV           16,275           10.342743       168,326           1.10%       -17.95%
                                 1.15% EV            2,478           10.333841        25,611           1.15%       -17.97%
                                 1.20% EV            8,381           10.324933        86,534           1.16%       -17.99%
                                 1.25% EV            1,438           10.316030        14,837           1.23%       -18.01%
                                 1.30% EV            5,410           10.307126        55,763           1.26%       -18.04%
                                 1.35% EV              458           10.298242         4,720           1.38%       -18.06%
                                 1.40% EV            6,714           10.289346        69,087           1.40%       -18.08%
                                 1.45% EV            1,543           10.280464        15,868           1.47%       -18.10%
                                 1.50% EV            1,409           10.271576        14,472           1.92%       -18.12%
                                 1.60% EV              505           10.253815         5,180           1.63%       -18.16%
                                 1.65% EV               36           10.244932           374           2.14%       -18.18%
                                 1.80% EV               57           10.218322           577           2.19%       -18.25%
2000 .......................     0.95%               2,967            9.889681        29,343           0.94%        -1.10% 05/01/00
                                 1.00%               5,463            9.888861        54,023           0.97%        -1.11% 05/01/00
                                 1.10%               1,099            9.887226        10,866           1.11%        -1.13% 05/01/00
                                 1.20%               8,238            9.885590        81,437           1.19%        -1.14% 05/01/00
                                 1.25%               1,678            9.884768        16,587           1.27%        -1.15% 05/01/00
                                 1.40%               3,419            9.882309        33,788           1.38%        -1.18% 05/01/00
                                 1.45%               1,042            9.881488        10,297           1.44%        -1.19% 05/01/00
                                 1.50%               1,311            9.880667        12,954           1.47%        -1.19% 05/01/00

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
The Universal Institutional
Funds, Inc. - U.S. Real
Estate Portfolio
2001 .......................      0.95%           2,835,090        11.819107      33,508,234           1.35%          7.57%
                                  1.00%           1,364,018        11.797314      16,091,750           1.47%          7.54%
                                  1.05%             216,334        11.775578       2,547,454           1.52%          7.51%
                                  1.10%              70,510        13.545171         955,065           1.53%          7.49%
                                  1.15%              30,750        13.526392         415,937           1.54%          7.46%
                                  1.20%             916,430        13.938472      12,773,634           1.65%          7.43%
                                  1.25%              78,597        13.918570       1,093,959           1.64%          7.40%
                                  1.30%             229,332        13.898675       3,187,416           1.76%          7.38%
                                  1.35%              57,853        13.451506         778,213           1.74%          7.35%
                                  1.40%              36,388        13.432818         488,788           1.82%          7.32%
                                  1.45%               6,019        13.414159          80,734           1.87%          7.30%
                                  1.50%              19,333        13.395509         258,981           1.88%          7.27%
                                  1.55%               3,614        13.376871          48,350           1.97%          7.24%
                                  1.60%               1,722        13.358256          23,009           2.05%          7.21%
                                  1.65%               7,420        13.339657          98,985           2.03%          7.19%
                                  1.70%               6,279        12.158651          76,347           1.69%          7.16%
                                  1.75%               1,323        12.145332          16,065           1.78%          7.13%
                                  1.80%               7,681        12.132012          93,183           1.83%          7.11%
                                  1.85%                 408        12.118700           4,950           2.35%          7.08%
                                  0.95%  EV         788,781        13.406553      10,574,833           0.96%          7.37%
                                  1.00%  EV         287,343        13.389941       3,847,502           1.03%          7.34%
                                  1.05%  EV          28,331        13.373304         378,882           1.05%          7.32%
                                  1.10%  EV         106,568        13.356686       1,423,394           1.07%          7.29%
                                  1.15%  EV          56,237        13.340077         750,202           1.08%          7.26%
                                  1.20%  EV          29,177        13.323488         388,742           1.19%          7.23%
                                  1.25%  EV          16,802        13.306936         223,580           1.24%          7.21%
                                  1.30%  EV           3,753        13.290354          49,880           1.30%          7.18%
                                  1.35%  EV           4,710        13.273827          62,518           1.38%          7.15%
                                  1.40%  EV          19,430        13.257300         257,591           1.39%          7.13%
                                  1.45%  EV           3,777        13.240758          50,012           1.48%          7.10%
                                  1.50%  EV           3,600        13.224237          47,609           1.52%          7.07%
                                  1.55%  EV           6,137        13.207752          81,059           1.60%          7.04%
                                  1.60%  EV          11,839        13.191255         156,173           1.60%          7.02%
                                  1.65%  EV           1,121        13.174771          14,774           1.66%          6.99%
                                  1.70%  EV             787        13.158314          10,359           2.09%          6.96%
                                  1.85%  EV           2,885        13.108996          37,824           1.88%          6.88%
                                  1.95%  EV              83        13.076178           1,083           2.43%          6.83%
                                  2.10%  EV              87        13.027034           1,135           2.52%          6.74%
Van Eck Worldwide Insurance
Trust - Worldwide Emerging
Markets Fund
2001 .......................      0.95%           1,941,421         6.491299      12,602,344           1.41%         -1.20%
                                  1.00%             969,968         6.479343       6,284,754           1.40%         -1.22%
                                  1.05%             187,952         6.467389       1,215,559           1.47%         -1.25%
                                  1.10%              29,961        14.206634         425,640           1.54%         -1.27%
                                  1.15%               7,893        14.186956         111,971           1.62%         -1.30%
                                  1.20%             545,640        13.573621       7,406,314           1.68%         -1.32%
                                  1.25%              22,129        13.554227         299,939           1.68%         -1.35%
                                  1.30%              76,673        13.534865       1,037,753           1.72%         -1.37%
                                  1.35%              18,350        14.108390         258,886           1.81%         -1.40%
                                  1.40%              17,154        14.088785         241,673           1.85%         -1.42%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
                                 1.45%                 6,588        14.069202          92,688          1.90%          -1.45%
                                 1.50%                11,472        14.049634         161,176          1.88%          -1.47%
                                 1.55%                 3,542        14.030093          49,693          1.97%          -1.49%
                                 1.60%                   961        14.010560          13,461          2.05%          -1.52%
                                 1.65%                13,983        13.991056         195,643          2.10%          -1.54%
                                 1.70%                    49         8.773276             428          2.19%          -1.57%
                                 1.75%                   753         8.763656           6,603          1.73%          -1.59%
                                 1.80%                   342         8.754025           2,993          2.19%          -1.62%
                                 0.95% EV            249,438        14.097822       3,516,535          0.97%          -1.56%
                                 1.00% EV            110,829        14.078246       1,560,273          0.97%          -1.59%
                                 1.05% EV             15,508        14.058684         218,028          1.02%          -1.61%
                                 1.10% EV             25,690        14.039149         360,665          1.10%          -1.64%
                                 1.15% EV              5,821        14.019617          81,607          1.14%          -1.66%
                                 1.20% EV              7,947        14.000096         111,263          1.15%          -1.69%
                                 1.25% EV              8,901        11.612090         103,355          1.27%          -1.71%
                                 1.30% EV              1,868        11.597624          21,660          1.33%          -1.74%
                                 1.35% EV              1,886        11.583153          21,845          1.38%          -1.76%
                                 1.40% EV              3,523        11.568722          40,759          1.41%          -1.79%
                                 1.45% EV              4,658        11.554279          53,816          1.48%          -1.81%
                                 1.50% EV              2,696        11.539854          31,111          1.52%          -1.84%
                                 1.55% EV              6,352        11.525453          73,212          1.49%          -1.86%
                                 1.60% EV              2,080        11.511036          23,948          1.59%          -1.89%
                                 1.65% EV              4,009        11.496653          46,093          1.58%          -1.91%
                                 1.70% EV              2,108        11.482264          24,203          1.66%          -1.94%
                                 1.75% EV                633        11.467906           7,264          2.23%          -1.96%
                                 1.85% EV                175        11.439192           2,005          2.28%          -2.01%
                                 1.90% EV                 30        11.424851             342          1.92%          -2.04%
                                 1.95% EV                 23        11.410514             267          2.41%          -2.06%
2000 .......................     0.95%             2,071,428         9.945646      20,601,690          0.94%         -12.83%
                                 1.00%               922,632         9.932343       9,163,897          1.02%         -12.85%
                                 1.05%               169,644         9.919015       1,682,701          1.01%         -12.87%
                                 1.10%                20,090        21.799673         437,955          1.06%         -12.89%
                                 1.15%                 3,140        21.780469          68,391          1.16%         -12.92%
                                 1.20%               398,486        20.849384       8,308,188          1.16%         -12.94%
                                 1.25%                16,627        20.830114         346,342          1.26%         -12.96%
                                 1.30%                72,830        20.810884       1,515,657          1.23%         -12.98%
                                 1.35%                13,776        21.703697         298,990          1.32%         -13.00%
                                 1.40%               121,052        21.684511       2,624,953          1.36%         -13.03%
                                 1.45%                96,148        21.665343       2,083,079          1.47%         -13.05%
                                 1.50%                14,186        21.646170         307,073          1.45%         -13.07%
                                 1.55%                10,377        21.627038         224,424          1.52%         -13.09%
                                 1.60%                 5,925        21.607870         128,027          1.53%         -13.11%
                                 1.65%                 6,637        21.588745         143,285          1.58%         -13.14%
                                 1.70%                 5,416        13.544391          73,356          1.68%         -13.16%
                                 1.75%                   548        13.536407           7,418          1.71%         -13.18%
                                 1.80%                   505        13.528411           6,832          1.73%         -13.20%
                                 1.85%                 1,470        13.520423          19,875          1.78%         -13.22%
                                 1.90%                 4,090        13.512456          55,266          1.84%         -13.25%
                                 1.95%                 2,273        13.504454          30,696          1.91%         -13.27%
                                 2.00%                 3,822        13.496462          51,583          1.95%         -13.29%
                                 2.05%                   128        13.488492           1,727          2.01%         -13.31%

                                 Asset                               Unit          Contract                        Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*    Return**
                                ------               -----         ----------    --------------       ---------    --------
                                 2.10%                  479        13.480515           6,457         2.11%         -13.33%
                                 2.15%                  742        13.472520           9,997         2.11%         -13.36%
                                 2.20%                  104        13.464539           1,400         2.14%         -13.38%
                                 2.30%                  128         8.573038           1,097         2.25%         -14.27% 01/21/00
                                 2.40%                    5         8.569163              43         2.32%         -14.31% 01/21/00
1999 .......................     0.95%            1,298,966         8.352891      10,850,122         0.96%          45.24%
                                 1.00%              530,516         8.345934       4,427,652         0.97%          45.20%
                                 1.05%              161,606         8.338955       1,347,625         1.07%          45.17%
                                 1.10%                1,066        18.336342          19,547         1.08%          45.13%
                                 1.15%                  287        18.329462           5,261         1.18%          45.10%
                                 1.20%               48,519        17.554792         851,740         1.15%          45.06%
                                 1.25%                1,658        17.547451          29,094         1.26%          45.02%
                                 1.30%               13,198        17.540146         231,495         1.25%          44.99%
                                 1.35%                1,611        18.301926          29,484         1.33%          44.95%
1998 .......................     0.95%              265,251         6.777150       1,797,646         0.91%         -23.12%
                                 1.00%              162,839         6.774914       1,103,220         0.93%         -23.14%
                                 1.05%               48,757         6.772664         330,215         0.98%         -23.16%
Van Eck Worldwide
Insurance Trust -
Worldwide Hard
Assets Fund
2001 .......................     0.95%              761,414         7.806318       5,943,839         1.43%          -3.87%
                                 1.00%              255,564         7.791919       1,991,331         1.47%          -3.89%
                                 1.05%               56,719         7.777575         441,136         1.51%          -3.91%
                                 1.10%                8,000        12.563348         100,512         1.58%          -3.94%
                                 1.15%                1,536        12.545933          19,273         1.57%          -3.96%
                                 1.20%              154,806        13.368889       2,069,589         1.67%          -3.99%
                                 1.25%               14,664        13.349797         195,759         1.69%          -4.01%
                                 1.30%               19,703        13.330731         262,658         1.73%          -4.03%
                                 1.35%               11,824        12.476453         147,519         1.76%          -4.06%
                                 1.40%                9,621        12.459147         119,864         1.89%          -4.08%
                                 1.45%                3,258        12.441826          40,530         1.84%          -4.11%
                                 1.50%                  109        12.424524           1,359         1.89%          -4.13%
                                 1.55%                3,013        12.407235          37,384         2.03%          -4.16%
                                 1.65%                  625        12.372721           7,736         2.12%          -4.20%
                                 1.70%                   60        10.475228             629         1.73%          -4.23%
                                 1.90%                1,533        10.429354          15,991         1.87%          -4.33%
                                 0.95% EV            83,139        12.472653       1,036,967         0.97%          -4.06%
                                 1.00% EV            75,915        12.455328         945,544         1.02%          -4.09%
                                 1.05% EV             2,705        12.438039          33,645         0.99%          -4.11%
                                 1.10% EV             7,241        12.420773          89,936         1.13%          -4.14%
                                 1.15% EV               981        12.403477          12,170         1.19%          -4.16%
                                 1.20% EV             1,532        12.386248          18,976         1.20%          -4.18%
                                 1.25% EV             2,612        12.219395          31,918         1.22%          -4.21%
                                 1.30% EV             2,335        12.204200          28,500         1.28%          -4.23%
                                 1.35% EV             1,215        12.189015          14,810         1.36%          -4.26%
                                 1.40% EV               485        12.173803           5,905         1.45%          -4.28%
                                 1.45% EV             2,193        12.158639          26,658         1.49%          -4.31%
                                 1.50% EV               115        12.143481           1,403         1.50%          -4.33%
                                 1.55% EV             1,973        12.128324          23,930         1.56%          -4.36%
                                 1.60% EV             2,209        12.113171          26,757         2.01%          -4.38%
                                 1.85% EV                32        12.037641             381         2.34%          -4.50%
2000 .......................     0.95%              730,825         7.611246       5,562,489         0.89%           3.43%
                                 1.00%              184,145         7.601028       1,399,691         0.97%           3.41%
                                 1.05%               57,205         7.590846         434,234         1.04%           3.38%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
                                  1.10%                 811        12.267891          9,949             1.12%          3.35%
                                  1.15%                 882        12.257052         10,811             1.14%          3.33%
                                  1.20%              86,761        13.067636      1,133,761             1.15%          3.30%
                                  1.25%               1,425        13.055541         18,604             1.24%          3.28%
                                  1.30%              37,929        13.043470        494,726             1.31%          3.25%
                                  1.35%               4,603        12.213754         56,220             1.34%          3.22%
                                  1.40%              22,281        12.202961        271,894             1.36%          3.20%
                                  1.45%              26,244        12.192156        319,971             1.44%          3.17%
                                  1.55%               1,040        12.170543         12,657             1.56%          3.12%
                                  1.60%                 407        12.159751          4,949             1.55%          3.09%
                                  1.65%                 733        12.148967          8,905             1.64%          3.07%
                                  1.70%                 202        10.290996          2,079             1.63%          3.04%
1999 .......................      0.95%             396,071         7.225490      2,861,808             0.90%         17.68%
                                  1.00%             173,014         7.219441      1,249,065             1.03%         17.65%
                                  1.05%              47,374         7.213412        341,728             1.00%         17.63%
                                  1.10%               1,271        11.663807         14,824             1.06%         17.60%
                                  1.15%                 222        11.659412          2,588             1.18%         17.57%
                                  1.20%              22,790        12.436772        283,434             1.14%         17.54%
                                  1.30%                 278        12.426368          3,455             1.30%         17.48%
                                  1.40%               1,986        11.637439         23,112             1.43%         17.42%
1998 .......................      0.95%             142,630         7.745281      1,104,709             0.94%        -13.74%
                                  1.00%              55,925         7.742714        433,011             0.96%        -13.77%
                                  1.05%              24,286         7.740146        187,977             0.95%        -13.79%
Victory Variable Insurance
Funds - Diversified Stock
Fund Class A Shares
2001 .......................      0.95%              42,745        10.244142        437,886             1.40%          3.33%
                                  1.00%              50,132        10.238151        513,264             1.48%          3.31%
                                  1.05%               4,061        10.232171         41,548             1.54%          3.28%
                                  1.10%              25,288        10.226172        258,599             1.49%          3.26%
                                  1.15%               8,814        10.220173         90,076             1.58%          3.23%
                                  1.20%             467,849        10.142029      4,744,942             1.67%          3.20%
                                  1.25%              26,236        10.131849        265,815             1.72%          3.18%
                                  1.30%               1,530        10.121673         15,486             1.76%          3.15%
                                  1.40%               2,480        10.101346         25,051             1.85%          3.10%
                                  1.45%               9,450        10.091185         95,365             1.45%          3.07%
                                  1.50%              12,401        10.081045        125,017             1.50%          3.05%
                                  1.55%               1,946        10.070903         19,603             1.97%          3.02%
                                  1.65%               4,255        10.050648         42,768             1.63%          2.97%
                                  0.95% EV          111,989        10.101628      1,131,269             0.93%          3.11%
                                  1.00% EV          736,050        10.091432      7,427,803             0.97%          3.08%
                                  1.05% EV            8,879        10.081244         89,508             1.07%          3.06%
                                  1.10% EV           53,200        10.071050        535,779             1.05%          3.03%
                                  1.15% EV           17,399        10.060883        175,054             1.10%          3.00%
                                  1.20% EV            7,609        10.050695         76,473             1.19%          2.98%
                                  1.25% EV           20,125        10.040525        202,067             1.23%          2.95%
                                  1.30% EV           12,720        10.030369        127,591             1.29%          2.92%
                                  1.40% EV            5,061        10.010029         50,657             1.43%          2.87%
                                  1.45% EV            1,086         9.999869         10,860             1.94%          2.85%
                                  1.55% EV            4,007         9.979574         39,987             1.58%          2.79%
                                  1.60% EV            4,461         9.969439         44,476             2.07%          2.77%
                                  1.70% EV            4,333         9.949187         43,112             2.16%          2.72%
                                  1.85% EV              623         9.918843          6,180             2.28%          2.64%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
2000 .......................      1.00%               6,651         9.837015          65,426            0.92%       -1.63% 05/01/00
                                  1.20%             472,960         9.764286       4,618,117            1.20%       -2.94%
                                  1.25%              15,798         9.759399         154,179            1.18%       -2.97%
                                  1.45%              53,220         9.739862         518,355            1.38%       -3.06%
                                  1.50%              10,654         9.734997         103,717            1.45%       -3.09%
                                  1.55%                 666         9.730112           6,480            1.53%       -3.11%
                                  1.60%               3,371         9.725240          32,784            1.56%       -3.13%
                                  1.65%               3,221         9.720371          31,309            1.66%       -3.16%
                                  1.90%                 274         9.822324           2,691            1.89%       -1.78% 05/01/00
Initial Deposit Funding.....                        100,000        10.388530       1,038,853              --         3.33%

Victory Variable Insurance
Funds - Investment Quality
Bond Fund Class A Shares
2001 .......................      1.20%              91,162        11.081953       1,010,251            1.15%        1.73%
                                  1.25%               4,485        11.070859          49,649            1.21%        1.70%
                                  1.50%               4,176        11.015343          46,004            1.52%        1.57%
                                  1.65%                 750        10.982112           8,237            1.63%        1.49%
2000 .......................      1.20%              87,245        10.248260         894,109            1.21%        3.20%
                                  1.25%               3,212        10.243154          32,901            1.22%        3.17%
                                  1.50%               2,455        10.217542          25,084            1.52%        3.04%
                                  1.65%                 750        10.202192           7,652            1.61%        2.96%
Initial Deposit Funding.....                        100,000        11.385420       1,138,542              --         1.73%

Victory Variable Insurance
Funds - Small Company
Opportunity Fund Class A
Shares
2001 .......................      0.95%               2,893        11.298994          32,687            1.37%        0.15%
                                  1.00%               5,621        11.292391          63,472            1.40%        0.12%
                                  1.10%                 608        11.279160           6,858            1.14%        0.07%
                                  1.20%              50,003        11.832288         591,653            1.14%        0.02%
                                  1.25%               3,763        11.820412          44,475            1.68%        0.00%
                                  1.45%               8,586        11.772956         101,088            1.38%       -0.10%
                                  1.50%               1,908        11.761116          22,436            1.51%       -0.13%
                                  1.65%               1,314        11.725649          15,413            1.63%       -0.21%
                                  0.95% EV            7,044        11.790308          83,052            0.94%       -0.05%
                                  1.00% EV           23,949        11.778405         282,076            1.05%       -0.07%
                                  1.05% EV            5,457        11.766518          64,213            1.47%       -0.10%
                                  1.10% EV           16,665        11.754626         195,893            1.58%       -0.13%
                                  1.30% EV              131        11.707106           1,537            1.72%       -0.23%
                                  1.60% EV            1,329        11.636021          15,467            2.03%       -0.38%
                                  1.70% EV              190        11.612385           2,212            2.13%       -0.43%
2000 .......................      1.20%              51,886        10.641802         552,161            1.15%        7.53%
                                  1.25%               2,537        10.636476          26,985            1.23%        7.50%
                                  1.45%               1,103        10.615177          11,709            1.40%        7.39%
                                  1.50%               1,654        10.609860          17,549            1.47%        7.37%
                                  1.65%                 942        10.593926           9,979            1.62%        7.29%
Initial Deposit Funding.....                        100,000        12.119970       1,211,997             --          0.15%

W & R Target Funds, Inc. -
Asset Strategy Portfolio
2001 .......................      0.95%             457,966         9.459475       4,332,118            1.35%       -8.88%
                                  1.00%              37,041         9.456735         350,285            1.48%       -8.91%
                                  1.05%              14,129         9.453985         133,577            1.49%       -8.93%
                                  1.10%             244,599         9.451242       2,311,762            1.57%       -8.95%
                                  1.15%              42,755         9.448489         403,966            1.55%       -8.98%
                                  1.20%               3,889         9.445743          36,733            1.65%       -9.00%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         ----------    --------------       ---------     --------
                                  1.25%              9,294          9.442992          87,761         1.65%          -9.02%
                                  1.35%              1,114          9.437486          10,509         1.84%          -9.07%
                                  1.40%             25,978          9.434738         245,093         1.82%          -9.09%
                                  1.45%              5,552          9.431988          52,364         1.94%          -9.11%
                                  1.50%              7,462          9.429240          70,359         1.89%          -9.14%
                                  1.55%              6,873          9.426481          64,792         2.02%          -9.16%
                                  1.60%                683          9.423732           6,434         2.01%          -9.18%
                                  1.65%                104          9.420972             975         2.09%          -9.21%
                                  0.95% EV         969,462          9.437481       9,149,276         0.90%          -9.07%
                                  1.00% EV         151,295          9.434732       1,427,423         0.98%          -9.09%
                                  1.05% EV          20,849          9.431988         196,643         1.06%          -9.12%
                                  1.10% EV         433,905          9.429243       4,091,395         1.10%          -9.14%
                                  1.15% EV         149,347          9.426496       1,407,817         1.14%          -9.16%
                                  1.20% EV          42,540          9.423750         400,891         1.18%          -9.18%
                                  1.25% EV          18,898          9.421009         178,042         1.25%          -9.21%
                                  1.30% EV           2,134          9.418265          20,096         1.68%          -9.23%
                                  1.35% EV           1,231          9.415513          11,591         1.40%          -9.25%
                                  1.40% EV         107,535          9.412767       1,012,204         1.33%          -9.28%
                                  1.45% EV          13,809          9.410017         129,945         1.45%          -9.30%
                                  1.50% EV           6,882          9.407270          64,745         1.53%          -9.32%
                                  1.55% EV          13,235          9.404522         124,471         1.51%          -9.35%
                                  1.60% EV           2,869          9.401769          26,975         1.61%          -9.37%
                                  1.65% EV           1,930          9.399017          18,138         1.67%          -9.39%
                                  1.70% EV           3,781          9.396261          35,531         2.15%          -9.41%
                                  1.80% EV          13,177          9.390757         123,746         2.27%          -9.46%
W & R Target Funds, Inc.
- Balanced Portfolio
2001 .......................      0.95%            578,129          9.831221       5,683,717         1.45%          -4.00%
                                  1.00%             36,547          9.828365         359,199         1.48%          -4.02%
                                  1.05%             25,245          9.825506         248,044         1.47%          -4.05%
                                  1.10%            193,811          9.822661       1,903,739         1.57%          -4.07%
                                  1.15%             35,632          9.819791         349,900         1.59%          -4.09%
                                  1.20%              6,493          9.816946          63,739         1.62%          -4.12%
                                  1.25%              7,000          9.814081          68,701         1.66%          -4.14%
                                  1.35%              1,035          9.808368          10,147         1.79%          -4.19%
                                  1.40%             15,631          9.805502         153,271         1.87%          -4.21%
                                  1.50%              2,463          9.799789          24,140         1.99%          -4.26%
                                  1.55%              1,045          9.796926          10,233         1.94%          -4.29%
                                  1.65%                100          9.791196             980         2.11%          -4.34%
                                  0.95% EV         851,440          9.808698       8,351,515         0.88%          -4.19%
                                  1.00% EV         143,929          9.805844       1,411,345         0.98%          -4.21%
                                  1.05% EV          21,595          9.802992         211,696         0.99%          -4.24%
                                  1.10% EV         514,826          9.800136       5,045,365         1.07%          -4.26%
                                  1.15% EV         106,195          9.797277       1,040,419         1.10%          -4.28%
                                  1.20% EV           9,891          9.794431          96,873         1.21%          -4.31%
                                  1.25% EV          28,312          9.791575         277,223         1.23%          -4.33%
                                  1.30% EV             714          9.788718           6,989         1.77%          -4.36%
                                  1.35% EV           3,980          9.785865          38,950         1.32%          -4.38%
                                  1.40% EV          19,277          9.783008         188,588         1.36%          -4.41%
                                  1.45% EV           5,480          9.780145          53,592         1.94%          -4.43%
                                  1.50% EV             281          9.777292           2,745         1.44%          -4.45%
                                  1.55% EV          15,153          9.774439         148,108         1.57%          -4.48%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
                                  1.60% EV             7,398        9.771574         72,287          2.05%           -4.50%
                                  1.65% EV               266        9.768720          2,600          1.60%           -4.53%
                                  1.70% EV             6,489        9.765857         63,368          2.09%           -4.55%
                                  1.75% EV               743        9.762997          7,252          2.16%           -4.58%
                                  1.80% EV             1,773        9.760135         17,308          2.26%           -4.60%
W & R Target Funds, Inc.
 - Bond Portfolio
2001 .......................      0.95%              543,883       10.463222      5,690,773          1.40%            2.30%
                                  1.00%               36,428       10.460179        381,046          1.40%            2.27%
                                  1.05%               31,124       10.457139        325,471          1.45%            2.24%
                                  1.10%              143,841       10.454110      1,503,727          1.58%            2.22%
                                  1.15%               38,721       10.451065        404,672          1.54%            2.19%
                                  1.20%                3,072       10.448029         32,092          1.58%            2.17%
                                  1.25%               12,917       10.444985        134,918          1.70%            2.14%
                                  1.35%                  501       10.438907          5,232          1.80%            2.09%
                                  1.40%               52,451       10.435860        547,375          1.86%            2.06%
                                  1.45%                2,739       10.432819         28,575          1.87%            2.04%
                                  1.50%                  382       10.429775          3,980          1.97%            2.01%
                                  1.55%                  417       10.426726          4,345          2.00%            1.99%
                                  1.60%                  474       10.423684          4,940          2.04%            1.96%
                                  1.65%                   96       10.420640          1,001          2.08%            1.94%
                                  0.95% EV           746,332       10.440074      7,791,762          0.92%            2.10%
                                  1.00% EV            69,161       10.437043        721,831          1.02%            2.08%
                                  1.05% EV            11,170       10.434006        116,546          1.06%            2.05%
                                  1.10% EV           477,627       10.430969      4,982,114          1.05%            2.02%
                                  1.15% EV           105,421       10.427936      1,099,326          1.12%            2.00%
                                  1.20% EV            29,703       10.424899        309,650          1.15%            1.97%
                                  1.25% EV            53,512       10.421858        557,698          1.23%            1.95%
                                  1.30% EV             4,999       10.418825         52,085          1.69%            1.92%
                                  1.35% EV               427       10.415786          4,443          1.37%            1.90%
                                  1.40% EV            23,288       10.412754        242,497          1.39%            1.87%
                                  1.45% EV            20,123       10.409707        209,479          1.43%            1.84%
                                  1.50% EV            24,098       10.406669        250,785          1.52%            1.82%
                                  1.55% EV             8,823       10.403625         91,786          1.53%            1.79%
                                  1.60% EV             9,746       10.400589        101,361          1.59%            1.77%
                                  1.65% EV             1,759       10.397546         18,288          1.60%            1.74%
                                  1.70% EV                58       10.394502            603          2.15%            1.71%
                                  1.75% EV               699       10.391456          7,268          2.16%            1.69%
                                  1.80% EV            12,002       10.388417        124,680          2.24%            1.66%
W & R Target Funds, Inc.
- Core Equity Portfolio
2001 .......................      0.95%            1,906,747        9.031045     17,219,921          1.36%          -11.64%
                                  1.00%              119,576        9.028426      1,079,579          1.38%          -11.66%
                                  1.05%               65,603        9.025799        592,119          1.47%          -11.69%
                                  1.10%              965,171        9.023175      8,708,905          1.49%          -11.71%
                                  1.15%              147,487        9.020550      1,330,418          1.64%          -11.73%
                                  1.20%               20,363        9.017924        183,632          1.61%          -11.75%
                                  1.25%               47,884        9.015302        431,693          1.69%          -11.78%
                                  1.35%                4,751        9.010045         42,806          1.77%          -11.82%
                                  1.40%              174,959        9.007415      1,575,930          1.87%          -11.84%
                                  1.45%                4,501        9.004786         40,533          1.91%          -11.87%
                                  1.50%                8,175        9.002157         73,594          1.91%          -11.89%
                                  1.55%               16,295        8.999527        146,648          1.96%          -11.91%
                                  1.60%               25,236        8.996897        227,043          2.02%          -11.93%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
                                  1.65%               2,974         8.994267         26,750           2.13%         -11.95%
                                  0.95% EV        4,564,209         9.009269     41,120,184           0.92%         -11.83%
                                  1.00% EV          601,987         9.006646      5,421,888           1.00%         -11.85%
                                  1.05% EV           95,359         9.004025        858,616           1.06%         -11.87%
                                  1.10% EV        1,618,827         9.001407     14,571,724           1.15%         -11.90%
                                  1.15% EV          408,070         8.998779      3,672,132           1.15%         -11.92%
                                  1.20% EV           86,730         8.996163        780,235           1.22%         -11.94%
                                  1.25% EV          100,328         8.993538        902,306           1.24%         -11.96%
                                  1.30% EV            7,498         8.990908         67,418           1.78%         -11.98%
                                  1.35% EV           26,842         8.988286        241,266           1.36%         -12.01%
                                  1.40% EV          236,377         8.985660      2,124,004           1.33%         -12.03%
                                  1.45% EV           22,523         8.983039        202,329           1.39%         -12.05%
                                  1.50% EV           62,759         8.980407        563,602           1.50%         -12.07%
                                  1.55% EV           37,727         8.977784        338,704           1.53%         -12.10%
                                  1.60% EV           16,084         8.975154        144,353           1.55%         -12.12%
                                  1.65% EV            2,102         8.972529         18,862           1.66%         -12.14%
                                  1.70% EV           13,300         8.969899        119,297           2.09%         -12.16%
                                  1.75% EV              803         8.967276          7,198           2.21%         -12.19%
                                  1.80% EV           13,957         8.964646        125,117           2.27%         -12.21%
W & R Target Funds,
Inc. - Growth Portfolio
2001 .......................      0.95%           1,845,545         9.049506     16,701,273           1.37%         -10.61%
                                  1.00%             126,290         9.046880      1,142,534           1.42%         -10.63%
                                  1.05%              82,950         9.044251        750,217           1.55%         -10.66%
                                  1.10%             873,177         9.041617      7,894,928           1.50%         -10.68%
                                  1.15%             140,913         9.038982      1,273,714           1.64%         -10.70%
                                  1.20%              24,444         9.036354        220,889           1.62%         -10.73%
                                  1.25%              45,118         9.033715        407,580           1.65%         -10.75%
                                  1.35%               4,331         9.028453         39,099           1.83%         -10.79%
                                  1.40%             122,071         9.025812      1,101,794           1.79%         -10.82%
                                  1.45%               4,176         9.023174         37,684           1.91%         -10.84%
                                  1.50%               7,857         9.020535         70,873           1.91%         -10.86%
                                  1.55%              35,962         9.017900        324,300           2.05%         -10.88%
                                  1.60%              24,171         9.015267        217,910           2.01%         -10.91%
                                  1.65%               2,986         9.012628         26,915           2.09%         -10.93%
                                  0.95% EV        4,425,675         9.027501     39,952,790           0.93%         -10.80%
                                  1.00% EV          590,917         9.024870      5,332,953           0.96%         -10.83%
                                  1.05% EV           50,743         9.022245        457,819           1.09%         -10.85%
                                  1.10% EV        1,557,411         9.019611     14,047,244           1.15%         -10.87%
                                  1.15% EV          373,786         9.016989      3,370,422           1.13%         -10.89%
                                  1.20% EV           76,888         9.014355        693,099           1.22%         -10.92%
                                  1.25% EV          124,910         9.011725      1,125,658           1.29%         -10.94%
                                  1.30% EV           10,632         9.009099         95,782           1.78%         -10.96%
                                  1.35% EV           26,192         9.006456        235,894           1.32%         -10.98%
                                  1.40% EV          198,001         9.003832      1,782,766           1.43%         -11.01%
                                  1.45% EV           25,766         9.001197        231,925           1.48%         -11.03%
                                  1.50% EV           37,638         8.998570        338,684           1.51%         -11.05%
                                  1.55% EV           27,825         8.995935        250,310           1.53%         -11.07%
                                  1.60% EV            6,365         8.993298         57,244           1.54%         -11.10%
                                  1.65% EV              701         8.990667          6,307           1.68%         -11.12%
                                  1.70% EV            9,264         8.988024         83,267           2.17%         -11.14%
                                  1.80% EV              970         8.982757          8,713           2.25%         -11.19%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
W & R Target Funds, Inc.
- High Income Portfolio
2001 .......................     0.95%            291,189         10.612947        3,090,373           1.43%         5.32%
                                 1.00%             10,736         10.609867          113,910           1.45%         5.30%
                                 1.05%             23,865         10.606785          253,134           1.49%         5.27%
                                 1.10%            190,651         10.603709        2,021,611           1.49%         5.24%
                                 1.15%             19,685         10.600625          208,677           1.62%         5.22%
                                 1.20%              1,128         10.597543           11,951           1.63%         5.19%
                                 1.25%             10,840         10.594453          114,842           1.65%         5.16%
                                 1.35%                950         10.588293           10,054           1.76%         5.11%
                                 1.40%             43,952         10.585203          465,236           1.83%         5.08%
                                 1.45%              1,861         10.582117           19,692           1.85%         5.06%
                                 1.65%                 93         10.569762              982           1.63%         4.95%
                                 0.95% EV         457,178         10.589903        4,841,474           0.97%         5.13%
                                 1.00% EV          64,741         10.586826          685,397           1.01%         5.10%
                                 1.05% EV           7,180         10.583745           75,994           1.07%         5.07%
                                 1.10% EV         154,745         10.580661        1,637,301           1.10%         5.05%
                                 1.15% EV          87,689         10.577590          927,533           1.09%         5.02%
                                 1.20% EV          14,900         10.574510          157,561           1.21%         4.99%
                                 1.25% EV             875         10.571433            9,251           1.19%         4.97%
                                 1.30% EV           2,397         10.568347           25,336           1.68%         4.94%
                                 1.35% EV             443         10.565271            4,683           1.36%         4.91%
                                 1.40% EV           2,929         10.562186           30,939           1.40%         4.89%
                                 1.45% EV           4,276         10.559102           45,147           1.41%         4.86%
                                 1.50% EV          23,786         10.556026          251,084           1.98%         4.83%
                                 1.55% EV           5,457         10.552931           57,591           1.96%         4.81%
                                 1.60% EV           5,569         10.549849           58,755           2.05%         4.78%
                                 1.80% EV             815         10.537499            8,593           2.19%         4.67%
W & R Target Funds, Inc.
- International Portfolio
2001 .......................     0.95%            224,521          8.745502        1,963,545           1.35%       -13.84%
                                 1.00%              5,505          8.742964           48,126           1.43%       -13.86%
                                 1.05%              7,908          8.740413           69,122           1.46%       -13.88%
                                 1.10%            106,613          8.737875          931,568           1.54%       -13.90%
                                 1.15%             10,900          8.735329           95,217           1.56%       -13.92%
                                 1.20%              3,839          8.732784           33,522           1.66%       -13.94%
                                 1.25%              8,847          8.730241           77,237           1.67%       -13.97%
                                 1.35%                495          8.725155            4,318           1.85%       -14.01%
                                 1.40%             33,604          8.722603          293,113           1.86%       -14.03%
                                 1.45%                975          8.720056            8,501           1.91%       -14.05%
                                 1.50%                902          8.717510            7,861           1.96%       -14.07%
                                 1.55%              9,915          8.714956           86,408           2.00%       -14.10%
                                 1.60%             11,741          8.712408          102,290           1.62%       -14.12%
                                 1.65%              1,100          8.709862            9,584           1.63%       -14.14%
                                 0.95% EV         701,050          8.724281        6,116,161           0.96%       -14.02%
                                 1.00% EV          96,555          8.721740          842,130           1.03%       -14.04%
                                 1.05% EV          14,111          8.719201          123,037           1.05%       -14.06%
                                 1.10% EV         270,949          8.716657        2,361,765           1.08%       -14.08%
                                 1.15% EV          59,203          8.714120          515,901           1.09%       -14.11%
                                 1.20% EV          11,167          8.711565           97,279           1.19%       -14.13%
                                 1.25% EV           8,270          8.709032           72,024           1.30%       -14.15%
                                 1.35% EV           9,220          8.703943           80,255           1.33%       -14.19%
                                 1.40% EV          42,050          8.701401          365,890           1.37%       -14.21%
                                 1.45% EV           3,727          8.698857           32,417           1.42%       -14.24%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
                                  1.50% EV           9,652           8.696313         83,941            1.51%        -14.26%
                                  1.55% EV          18,731           8.693765        162,840            1.59%        -14.28%
                                  1.60% EV           5,562           8.691217         48,339            2.08%        -14.30%
                                  1.70% EV           1,124           8.686126          9,767            2.17%        -14.34%
W & R Target Funds, Inc. -
Limited-Term Bond Portfolio
2001 .......................      0.95%             17,460          10.588799        184,879            1.34%          4.42%
                                  1.10%              3,976          10.579565         42,068            1.52%          4.34%
                                  1.15%                631          10.576491          6,677            1.57%          4.31%
                                  1.20%                 83          10.573418            877            1.61%          4.29%
                                  1.25%              1,004          10.570342         10,613            1.22%          4.26%
                                  1.35%                135          10.564185          1,421            1.39%          4.21%
                                  0.95% EV          90,098          10.565361        951,919            0.96%          4.22%
                                  1.00% EV           2,498          10.562284         26,388            1.49%          4.19%
                                  1.10% EV          30,019          10.556154        316,885            1.03%          4.14%
                                  1.15% EV           7,485          10.553079         78,994            1.10%          4.12%
                                  1.20% EV           1,166          10.550007         12,299            1.13%          4.09%
                                  1.25% EV           2,083          10.546931         21,971            1.72%          4.06%
                                  1.55% EV           6,305          10.528479         66,380            2.01%          3.90%
                                  1.70% EV           4,696          10.519245         49,400            2.10%          3.83%
W & R Target Funds, Inc. -
Money Market Portfolio
2001 .......................      0.95%            251,124          10.222807      2,567,193            1.42%          1.80%
                                  1.00%              7,631          10.219838         77,986            1.47%          1.77%
                                  1.05%              8,607          10.216869         87,932            1.46%          1.75%
                                  1.10%             94,309          10.213901        963,262            1.59%          1.72%
                                  1.15%             13,297          10.210929        135,776            1.59%          1.70%
                                  1.20%              2,434          10.207959         24,846            1.69%          1.67%
                                  1.25%              8,303          10.204987         84,728            1.29%          1.65%
                                  1.35%             15,418          10.199043        157,251            1.33%          1.59%
                                  1.40%             41,269          10.196068        420,786            1.86%          1.57%
                                  1.45%              5,868          10.193096         59,817            1.94%          1.54%
                                  1.50%              1,166          10.190121         11,877            1.93%          1.52%
                                  0.95% EV         563,594          10.199654      5,748,464            0.91%          1.60%
                                  1.00% EV         498,856          10.196689      5,086,678            1.01%          1.57%
                                  1.05% EV          71,432          10.193722        728,155            1.00%          1.55%
                                  1.10% EV         125,586          10.190755      1,279,816            1.14%          1.52%
                                  1.15% EV          75,875          10.187788        773,003            1.12%          1.50%
                                  1.20% EV          43,229          10.184821        440,276            1.23%          1.47%
                                  1.25% EV           7,236          10.181851         73,673            1.64%          1.45%
                                  1.40% EV          84,218          10.172942        856,748            1.35%          1.37%
                                  1.45% EV           2,273          10.169970         23,114            1.45%          1.34%
                                  1.50% EV          11,677          10.166999        118,719            1.55%          1.32%
                                  1.55% EV           9,172          10.164028         93,225            1.95%          1.29%
W & R Target Funds, Inc. -
Science & Technology
Portfolio
2001 .......................      0.95%            504,266           8.401947      4,236,813            1.43%        -13.41%
                                  1.00%              7,250           8.399505         60,896            1.41%        -13.43%
                                  1.05%             22,384           8.397058        187,957            1.51%        -13.45%
                                  1.10%            285,644           8.394606      2,397,873            1.50%        -13.48%
                                  1.15%             25,624           8.392165        215,037            1.64%        -13.50%

                                 Asset                               Unit          Contract                         Total
                                Charge               Units         Fair Value    Owners' Equity       Expenses*     Return**
                                ------               -----         -----------   --------------       ---------     --------
                                  1.20%               10,347        8.389716          86,808          1.58%          -13.52%
                                  1.25%               14,664        8.387263         122,990          1.73%          -13.54%
                                  1.35%                1,792        8.382372          15,023          1.75%          -13.59%
                                  1.40%               42,780        8.379913         358,495          1.80%          -13.61%
                                  1.45%                2,001        8.377469          16,765          1.90%          -13.63%
                                  1.50%                3,832        8.375020          32,092          1.97%          -13.65%
                                  1.55%               10,860        8.372566          90,929          2.04%          -13.67%
                                  1.60%               24,417        8.370115         204,373          2.00%          -13.70%
                                  1.65%                4,047        8.367662          33,863          2.11%          -13.72%
                                  0.95% EV         1,304,766        8.380165      10,934,156          0.94%          -13.61%
                                  1.00% EV           160,182        8.377726       1,341,959          0.95%          -13.63%
                                  1.05% EV            25,383        8.375288         212,591          1.09%          -13.65%
                                  1.10% EV           558,263        8.372834       4,674,246          1.11%          -13.67%
                                  1.15% EV           132,332        8.370392       1,107,672          1.16%          -13.70%
                                  1.20% EV            16,120        8.367948         134,893          1.18%          -13.72%
                                  1.25% EV            13,832        8.365504         115,709          1.23%          -13.74%
                                  1.35% EV            12,057        8.360610         100,801          1.34%          -13.78%
                                  1.40% EV            64,698        8.358164         540,755          1.36%          -13.81%
                                  1.45% EV             1,736        8.355715          14,509          1.48%          -13.83%
                                  1.50% EV            10,253        8.353276          85,650          1.46%          -13.85%
                                  1.55% EV            15,521        8.350826         129,610          1.53%          -13.87%
                                  1.60% EV             2,410        8.348374          20,122          1.56%          -13.89%
                                  1.65% EV               696        8.345929           5,805          1.60%          -13.92%
                                  1.70% EV             1,206        8.343477          10,064          2.18%          -13.94%
                                  1.80% EV             2,218        8.338571          18,495          2.21%          -13.98%
W & R Target Funds, Inc.
- Small Cap Portfolio
2001                              0.95%              466,304       10.350671       4,826,563          1.39%            2.66%
                                  1.00%                8,573       10.347658          88,711          1.50%            2.63%
                                  1.05%               14,892       10.344648         154,051          1.45%            2.61%
                                  1.10%              203,465       10.341636       2,104,158          1.52%            2.58%
                                  1.15%               26,820       10.338623         277,284          1.56%            2.56%
                                  1.20%                7,763       10.335608          80,234          1.67%            2.53%
                                  1.25%               19,569       10.332598         202,194          1.72%            2.50%
                                  1.35%                1,711       10.326569          17,664          1.81%            2.45%
                                  1.40%               70,850       10.323556         731,425          1.80%            2.43%
                                  1.45%                3,689       10.320540          38,069          1.45%            2.40%
                                  1.50%                2,461       10.317524          25,393          1.49%            2.38%
                                  1.55%                9,310       10.314506          96,033          1.98%            2.35%
                                  1.60%               19,846       10.311485         204,640          2.04%            2.32%
                                  1.65%                2,465       10.308469          25,411          2.12%            2.30%
                                  0.95% EV         1,386,146       10.326623      14,314,208          0.91%            2.45%
                                  1.00% EV           169,938       10.323618       1,754,378          1.01%            2.43%
                                  1.05% EV            28,021       10.320608         289,194          1.07%            2.40%
                                  1.10% EV           532,478       10.317603       5,493,901          1.11%            2.38%
                                  1.15% EV           122,711       10.314591       1,265,709          1.17%            2.35%
                                  1.20% EV            20,037       10.311578         206,612          1.22%            2.32%
                                  1.25% EV            24,406       10.308570         251,593          1.27%            2.30%
                                  1.30% EV             4,618       10.305561          47,586          1.77%            2.27%
                                  1.35% EV            10,222       10.302548         105,318          1.32%            2.25%
                                  1.40% EV            50,370       10.299534         518,785          1.44%            2.22%
                                  1.45% EV            16,500       10.296526         169,892          1.84%            2.19%
                                  1.55% EV            15,789       10.290495         162,476          1.51%            2.14%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 Asset                               Unit            Contract                      Total
                                Charge               Units         Fair Value      Owners' Equity    Expenses*     Return**
                                ------               -----         -----------    --------------    ---------     --------

                                 1.60% EV            7,060         10.287486              72,634       1.53%         2.12%
                                 1.65% EV              327         10.284469               3,367       1.70%         2.09%
                                 1.70% EV            1,533         10.281460              15,758       2.14%         2.06%
                                 1.80% EV            1,871         10.275420              19,224       2.24%         2.01%
W & R Target Funds, Inc.
 - Value Portfolio
2001 .......................     0.95%             104,011          9.934657           1,033,312       1.35%        -0.65% 05/01/01
                                 1.10%              64,540          9.932226             641,027       1.49%        -0.68% 05/01/01
                                 1.15%               5,831          9.931412              57,913       1.59%        -0.69% 05/01/01
                                 1.20%               1,259          9.930600              12,501       1.20%        -0.69% 05/01/01
                                 1.25%               2,177          9.929787              21,621       1.20%        -0.70% 05/01/01
                                 1.40%               8,803          9.927347              87,387       1.39%        -0.73% 05/01/01
                                 1.45%                 796          9.926533               7,897       1.46%        -0.73% 05/01/01
                                 1.50%               2,266          9.925716              22,497       1.98%        -0.74% 05/01/01
                                 1.60%               8,810          9.924089              87,429       1.55%        -0.76% 05/01/01
                                 1.65%                 402          9.923275               3,988       1.61%        -0.77% 05/01/01
                                 0.95% EV          130,330          9.928237           1,293,948       0.91%        -0.72% 05/01/01
                                 1.10% EV           49,116          9.925800             487,514       1.05%        -0.74% 05/01/01
                                 1.15% EV           23,516          9.924990             233,395       1.12%        -0.75% 05/01/01
                                 1.20% EV              450          9.924180               4,463       1.67%        -0.76% 05/01/01
                                 1.40% EV            1,229          9.920927              12,189       1.87%        -0.79% 05/01/01
                                 1.50% EV           22,718          9.919299             225,343       1.44%        -0.81% 05/01/01
                                 1.55% EV              101          9.918484               1,000       2.01%        -0.82% 05/01/01
                                 1.60% EV            5,411          9.917672              53,663       2.05%        -0.82% 05/01/01
                                                  ========          ========
2001 Reserves for annuity
  contracts in payout phase:
  Tax qualified ............                                                           3,082,611
  Non-tax qualified ........                                                           8,700,227
                                                                                 ---------------
2001 Contract owners' equity                                                     $11,985,281,400
                                                                                 ===============



* This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

[NATIONWIDE LIFE INSURANCE COMPANY LOGO]

HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220

                                                                ---------------
                                                                  Bulk Rate
                                                                 U.S. Postage
                                                                   P A I D
                                                                Columbus, Ohio
                                                                 Permit No. 521
                                                                ---------------


Nationwide(R)is a registered federal
service mark of
Nationwide Mutual Insurance Company